UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL			VALUE (000)

BOND - 0.00%
CORPORATE BOND - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
$ 346,000		National Health Investors, Inc (Sr Sub Deb)	$1,406
		9.000%, 01/01/06
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,406

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00%
1,000,000		Silicon Graphics, Inc (Sr. Note)	1,280
		06/01/09
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,280

		TOTAL CORPORATE BOND
		(Cost $2,583)	2,686

GOVERNMENT BOND - 0.10%
U.S. TREASURY SECURITIES - 0.00%
325,000		United States Treasury Note/Bond	349
		5.000%, 02/15/11
		TOTAL U.S. TREASURY SECURITIES	349

		TOTAL GOVERNMENT BOND
		(Cost $315)	349

		TOTAL BONDS
		(Cost $2,898)	3,035

SHARES

PREFERRED STOCK - 0.07%
CHEMICALS AND ALLIED PRODUCTS - 0.01%
941,176	f	Advanced Medicine Series C Pfd	9,412

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,412

HEALTH SERVICES
41,325	*	Bio-Reference Labs, Inc	576

		TOTAL HEALTH SERVICES	576

INSTRUMENTS AND RELATED PRODUCTS - 0.00%
74,558		Fresenius Medical Care AG	4,061

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,061

INSURANCE CARRIERS - 0.00%
25,127		Great-West Lifeco, Inc	546
8,192		Great-West Lifeco, Inc	170

		TOTAL INSURANCE CARRIERS	716

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

LUMBER AND WOOD PRODUCTS - 0.00%
24,775		Tenon Ltd	$34

		TOTAL LUMBER AND WOOD PRODUCTS	34

MOTION PICTURES - 0.00%
118,786		Prosieben Sat.1 Media AG	2,189

		TOTAL MOTION PICTURES	2,189

PRIMARY METAL INDUSTRIES - 0.00%
490,350		Superior Trust I Note	0

		TOTAL PRIMARY METAL INDUSTRIES	0

PRINTING AND PUBLISHING - 0.04%
5,531,380	e	News Corp Ltd	43,592

		TOTAL PRINTING AND PUBLISHING	43,592

TRANSPORTATION EQUIPMENT - 0.01%
3,703		Porsche AG	2,406
237,015	*	United Defense Industries, Inc	9,479

		TOTAL TRANSPORTATION EQUIPMENT	11,885

		TOTAL PREFERRED STOCK	72,465
		(Cost $69,959)

COMMON STOCK - 99.48%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
21,178		Alico, Inc	902
44,834		AWG plc (Australia)	147
231,714		Delta & Pine Land Co	6,198
35,579	*	John B. Sanfilippo & Son	932

		TOTAL AGRICULTURAL PRODUCTION-CROPS	8,179

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
2,311		Seaboard Corp	1,354

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,354

AGRICULTURAL SERVICES - 0.01%
2,619	*	Cadiz, Inc	32
88,000		Chaoda Modern Agriculture	29
140,667	e	Syngenta AG.	13,405

		TOTAL AGRICULTURAL SERVICES	13,466

AMUSEMENT AND RECREATION SERVICES - 0.18%
311,009	*	Alliance Gaming Corp	4,684
172,653	*	Argosy Gaming Co	6,768
210,604	*	Aztar Corp	5,581
70,274	e*	Bally Total Fitness Holding Corp	256
2,933,775	*	Caesars Entertainment, Inc	48,994
42,345		Churchill Downs, Inc	1,658
76,450		Dover Downs Gaming & Entertainment, Inc	787
105,791		Dover Motorsport, Inc	454
100,000		EMI Group plc	399
51,550		Gamesa Corp Tecnologica S.A.	756
181,885	*	Gaylord Entertainment Co	5,638
539,009	e	Harrah's Entertainment, Inc	28,557
165,135		International Speedway Corp (Class A)	8,240
85,621	*	Isle Of Capri Casinos, Inc	1,658
87,465	*	Lakes Entertainment, Inc	917

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

238,600	*	Magna Entertainment Corp (Class A)	$1,300
29,000		Mizuno Corp	109
140,997	*	MTR Gaming Group, Inc	1,314
143,248	e*	Multimedia Games, Inc	2,220
104,504	e*	Namco Ltd	1,147
35,844	*	Nevada Gold & Casinos, Inc	431
246,809		OPAP S.A.	4,776
34		Oriental Land Co Ltd	2
207,890	*	Penn National Gaming, Inc	8,399
200	*	Playmates Holdings Ltd Wts	0
77,577	e	Sammy Corp	3,801
51,730		Sankyo Co Ltd (Gunma)	2,042
577,589	*	Six Flags, Inc	3,142
90,206		Speedway Motorsports, Inc	3,007
2,648		Stanley Leisure plc	20
228,465		Station Casinos, Inc	11,204
78,618	e*	Sunterra Corp	749
516,124		TABCORP Holdings Ltd	5,701
6,443		Wembley plc	77
462,081		William Hill plc	4,461
121,042	e*	WMS Industries, Inc	3,110
77,387		World Wrestling Federation Entertainment, Inc	946

		TOTAL AMUSEMENT AND RECREATION SERVICES	173,305

APPAREL AND ACCESSORY STORES - 0.53%
492,740		Abercrombie & Fitch Co (Class A)	15,521
390,387	*	Aeropostale, Inc	10,228
275,041		American Eagle Outfitters, Inc	10,135
1,718,049	*	AnnTaylor Stores Corp	40,202
41,891	e	Bebe Stores, Inc	885
44,749		Buckle, Inc	1,229
113,323		Burlington Coat Factory Warehouse Corp	2,406
53,823	*	Cache, Inc	807
37,285	*	Carter's, Inc	1,032
184,485	e*	Casual Male Retail Group, Inc	967
124,208		Cato Corp (Class A)	2,764
108,103	*	Charlotte Russe Holding, Inc	1,241
702,285	*	Charming Shoppes, Inc	5,000
467,580	*	Chico's FAS, Inc	15,991
103,195	*	Children's Place Retail Stores, Inc	2,467
454,545		Christopher & Banks Corp	7,277
263,358		Claire's Stores, Inc	6,594
217,236	f	Claire's Stores, Inc (Class A)	5,440
28,962		Deb Shops, Inc	707
176,397	*	Dress Barn, Inc	3,078
4,184	b*	Edison Brothers Stores, Inc Wts 12/10/05	0
2,425	b,e*	Factory 2-U Stores, Inc	0
284,270		Fast Retailing Co Ltd	19,318
113,999		Finish Line, Inc (Class A)	3,525
742,209		Foot Locker, Inc	17,590
113,756	b,e*	Footstar, Inc	355
5,428,557		Gap, Inc	101,514
137,125	*	Genesco, Inc	3,229
112,906		Goody's Family Clothing, Inc	951
207,303	*	Gymboree Corp	2,985
424,245	e	Hennes & Mauritz AB (B Shs)	11,684
296,195	*	Hot Topic, Inc	5,047
61,527	e*	JOS A. Bank Clothiers, Inc	1,703
114,277	e*	Jo-Ann Stores, Inc	3,204
2,852,774		Limited Brands, Inc	63,588
11,502	*	Mothers Work, Inc	167
550,467		Nordstrom, Inc	21,050
43,506		Oshkosh B'gosh, Inc (Class A)	879
375,935	*	Pacific Sunwear Of California, Inc	7,913
414,683	*	Payless Shoesource, Inc	4,201

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

722,373		Ross Stores, Inc	$16,932
58		Shimamura Co Ltd	4
45,858	*	Shoe Carnival, Inc	541
179,437	*	Stage Stores, Inc	6,140
3,982,624		TJX Cos, Inc	87,777
123,082		Talbots, Inc	3,051
209,817	*	Too, Inc	3,791
244,722	*	Urban Outfitters, Inc	8,418
1,113	*	Wet Seal, Inc (Class A)	2

		TOTAL APPAREL AND ACCESSORY STORES	529,530

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
96,045		Ansell Ltd	615
188,394		Aoyama Trading Co Ltd	4,273
146,996	e	Benetton Group S.p.A.	1,769
222,217	e*	Collins & Aikman Corp	929
73,919	*	Columbia Sportswear Co	4,029
3,464	*	Culp, Inc	25
124,912	e*	DHB Industries, Inc	1,774
1,517,675		Esprit Holdings Ltd	7,707
130,586	*	Guess?, Inc	2,326
282,662		Gunze Ltd	1,246
4,194	*	Hampshire Group Ltd	132
114,633	*	Hartmarx Corp	851
750,068		Jones Apparel Group, Inc	26,852
164,396		Kellwood Co	5,992
897,500		Kuraray Co Ltd	6,726
563,590		Liz Claiborne, Inc	21,259
3,597	*	Mossimo, Inc	14
599		Neopost S.A.	38
885,000		Nisshinbo Industries, Inc	5,950
77,081		Onward Kashiyama Co Ltd	1,070
80,627		Oxford Industries, Inc	3,003
13,193	b*	Paragon Trade Escrow	0
223,307		Phillips-Van Heusen Corp	4,975
294,718		Polo Ralph Lauren Corp	10,719
343,111	*	Quiksilver, Inc	8,722
104,000		Tokyo Style Co Ltd	1,186
130,300	*	Tommy Hilfiger Corp	1,286
1,950,000		Toyobo Co Ltd	4,423
489,326		VF Corp	24,197
278,244	*	Warnaco Group, Inc	6,185
38,897	b,e*	Westpoint Stevens, Inc	1
240,600		World Co Ltd	6,516

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	164,790

AUTO REPAIR, SERVICES AND PARKING - 0.04%
221,200		Aisin Seiki Co Ltd	5,459
54,209	*	Amerco, Inc	2,056
112,764		Central Parking Corp	1,491
4,127,000		ComfortDelgro Corp Ltd	3,211
150,937	*	Dollar Thrifty Automotive Group, Inc	3,672
159,292	*	Exide Technologies	2,525
37,000		Kayaba Industry Co Ltd	116
3,000		Koito Manufacturing Co Ltd	25
153,001	*	Midas, Inc	2,479
58,743	*	Monro Muffler Brake, Inc	1,284
1,727		Montupet	35
313,351		Ryder System, Inc	14,740
222,204		Sumitomo Rubber Industries, Inc	2,149

		TOTAL AUTO REPAIR, SERVICES AND PARKING	39,242

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.14%
732,910	*	Advance Auto Parts	$25,212
30,164	*	America's Car Mart, Inc	1,018
46,478	*	Asbury Automotive Group, Inc	627
170,300	e	Autobacs Seven Co Ltd	4,759
1,240,121	*	Autonation, Inc	21,181
418,197	*	Autozone, Inc	32,306
5,000		Bosch Automotive Systems Corp	25
5,374		Brembo S.p.A.	36
493,983	e*	Carmax, Inc	10,645
350,423	*	Copart, Inc	6,634
273,265	*	CSK Auto Corp	3,640
1,267,000		Fuji Heavy Industries Ltd	6,403
111,132	*	Group 1 Automotive, Inc	3,032
124,622		Lithia Motors, Inc (Class A)	2,649
66,597	*	MarineMax, Inc	1,500
48,000		Nippon Sharyo Ltd	108
20,000		Nissan Shatai Co Ltd	116
237,004	*	O'Reilly Automotive, Inc	9,075
5,470	*	Rush Enterprises, Inc	64
169,142		Sonic Automotive, Inc	3,391
120,153		Suzuki Motor Corp	1,966
39,000		Toyo Tire & Rubber Co Ltd	122
117,016		United Auto Group, Inc	2,936
81,942	e*	West Marine, Inc	1,752

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	139,197

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.92%
77,851		Building Materials Holding Corp	2,142
129,654	*	Central Garden & Pet Co	3,970
927,000		Cheung Kong Infrastructure Holdings Ltd	2,395
333,387		Fastenal Co	19,203
12,580,381		Home Depot, Inc	493,151
606,200		Louisiana-Pacific Corp	15,731
5,534,485		Lowe's Cos	300,799
4,957,023		Wolseley plc	84,632

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	922,023

BUSINESS SERVICES - 6.05%
205,134	*	@Road, Inc	866
117,982	*	24/7 Real Media, Inc	452
1,854,394	*	3Com Corp	7,826
5,454	*	3D Systems Corp	65
261,855		Aaron Rents, Inc	5,698
320,522		ABM Industries, Inc	6,459
1	*	Acacia Research - Acacia Technologies	0
254	e*	Access Co Ltd	4,586
310,527		Acciona S.A.	19,882
236,313	*	ActivCard Corp	1,451
697,094	*	Activision, Inc	9,669
260,994	*	Actuate Corp	921
446,154		Acxiom Corp	10,592
61,050	e	Adecco S.A. (Regd)	3,031
177,890	*	Administaff, Inc	2,081
1,511,512		Adobe Systems, Inc	74,774
157,983	*	Advent Software, Inc	2,659
188,612		Advo, Inc	5,836
70		Aeon Credit Service Co Ltd	4
94,968	*	Aether Systems, Inc	315
577,566	*	Affiliated Computer Services, Inc (Class A)	32,153
291,079	*	Agile Software Corp	2,308
540,548	*	Akamai Technologies, Inc	7,595
226,146	*	Alliance Data Systems Corp	9,172
151,862	*	Altiris, Inc	4,806
139,865	e*	AMN Healthcare Services, Inc	1,671

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

42,226	*	Ansoft Corp	$671
112,145	*	Ansys, Inc	5,577
164,277	*	Anteon International Corp	6,021
96,268	*	APAC Customer Services, Inc	161
454,390	*	Aquantive, Inc	4,385
214,787	*	Arbitron, Inc	7,863
363,148	*	Ariba, Inc	3,392
174,092	*	Armor Holdings, Inc	7,244
86,900		Asatsu-DK, Inc	2,389
364,050	*	Ascential Software Corp	4,904
199,596	*	Asiainfo Holdings, Inc	974
417,154	*	Ask Jeeves, Inc	13,645
333,438	*	Aspect Communications Corp	3,311
329,163	e*	Aspen Technology, Inc	2,301
62,328	*	Asset Acceptance Capital Corp	1,058
56,972	*	Atari, Inc	89
250,374	e*	Autobytel, Inc	2,246
615,033		Autodesk, Inc	29,909
5,051,497		Automatic Data Processing, Inc	208,728
2,860	*	Bankrate, Inc	32
31,776	*	Baycorp Advantage Ltd	74
1,875,798	*	BEA Systems, Inc	12,962
725,243	*	Bisys Group, Inc	10,596
53,623	e*	Blue Coat Systems, Inc	772
2,015,055	*	BMC Software, Inc	31,858
508,869	*	Borland Software Corp	4,249
111,489		Brady Corp (Class A)	5,437
299,622		Brink's Co	9,040
30,433	e*	Broadvision, Inc	89
4,708,298	*	Brocade Communications Systems, Inc	26,602
90,038	e*	Business Objects	2,080
162,465	e*	Business Objects S.A. (Spon ADR)	3,787
178,267	*	CACI International, Inc (Class A)	9,409
1,300,105	*	Cadence Design Systems, Inc	16,953
49,124	e*	Cap Gemini S.A.	1,155
18,000		Capcom Co Ltd	162
823,912		Capita Group plc	4,905
126,341	*	Captaris, Inc	538
150,413	*	Carreker Corp	1,145
331,276		Catalina Marketing Corp	7,646
60,763	*	CCC Information Services Group, Inc	1,075
78,554		CDI Corp	1,610
6,287,697		Cendant Corp	135,814
705,945	*	Ceridian Corp	12,996
176,522	*	Cerner Corp	7,636
345,590		Certegy, Inc	12,859
1,186,089	*	CGI Group, Inc	7,966
99999		Check Point Software Tech (Israel)	2,486
395,938	*	Checkfree Corp	10,956
502,241	*	ChoicePoint, Inc	21,421
379,169	*	Chordiant Software, Inc	1,103
532,142	*	Ciber, Inc	4,002
998,868	*	Citrix Systems, Inc	17,500
64,706	*	Clarus Corp	566
2,302,256	*	CMGI, Inc	2,786
788,176	*	CNET Networks, Inc	7,212
17,429		Coates Hire Ltd	56
680,055	*	Cognizant Technology Solutions Corp	20,748
160,845	*	Cognos, Inc	5,735
207,164		Cognos, Inc	7,358
950		Comptel plc	2
2,373,958	e	Computer Associates International, Inc	62,435
5,700		Computer Engineering & Consulting Ltd	54
64,225	*	Computer Horizons Corp	278
46,063		Computer Programs & Systems, Inc	924
1,853,381	*	Computer Sciences Corp	87,294

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES				VALUE (000)

440,230		Computershare Ltd		$1,298
2,012,554	*	Compuware Corp		10,365
109,070	*	Concord Communications, Inc		973
155,138	*	Concur Technologies, Inc		1,627
15,046	*	Convera Corp		56
760,599	*	Convergys Corp		10,215
260,872	*	Corillian Corp		1,203
97,358	*	CoStar Group, Inc		4,789
142,275	*	Covansys Corp		1,642
16,366	b*	Cross Media Marketing Corp		0
461,027	*	CSG Systems International, Inc		7,104
64,539	e	CSK Corp		2,536
83,137	*	Cyberguard Corp		491
157,278	*	Cybersource Corp		760
108,482		Dassault Systemes S.A.		5,069
192,000	*	Datacraft Asia Ltd		137
38,658	*	Datastream Systems, Inc		250
269,996		Deluxe Corp		11,075
220,273	*	Dendrite International, Inc		3,551
7,732	e	Dentsu, Inc		20,695
244,440		Deutsche Post AG. (Regd)		4,745
283,500		Diamond Lease Co Ltd		9,980
99,936	*	Digimarc Corp		903
276,237	*	Digital Insight Corp		3,765
208,849	*	Digital River, Inc		6,220
36,102	*	DigitalNet Holdings, Inc		1,091
479		DIS Deutscher Industrie Service AG.		14
4,657	*	DocuCorp International, Inc		40
688,062	*	DoubleClick, Inc		4,066
869,927	*	DST Systems, Inc		38,686
385,946	*	Dun & Bradstreet Corp		22,655
2,450	*	Dynamics Research Corp		40
393,878	*	E.piphany, Inc		1,587
1,231,398	*	Earthlink, Inc		12,683
218,834	e*	Echelon Corp		1,724
234,372	*	Eclipsys Corp		3,656
95,770	*	eCollege.com, Inc		924
7,099		Econocom Group		54
60,467	e*	Education Lending Group, Inc		894
294,391	*	eFunds Corp		5,473
103,765		Electro Rent Corp		1,146
1,612,351	e*	Electronic Arts, Inc		74,152
2,889,284	e	Electronic Data Systems Corp		56,023
123,800	*	Embarcadero Technologies, Inc		1,047
1,276,858	*	Enterasys Networks, Inc		2,043
368,794	*	Entrust, Inc		933
400	e*	Envision Development Corp		0
244,374	*	Epicor Software Corp		2,940
77,676	e*	EPIQ Systems, Inc		1,210
788,858		Equifax, Inc		20,794
74,568	e*	Equinix, Inc		2,294
9,949,900	*	Exodus Com, Inc	02/15/08	0
197,865	*	eSpeed, Inc (Class A)		1,945
656,572	*	Extreme Networks, Inc		2,922
209,268	*	F5 Networks, Inc		6,374
149,007		Factset Research Systems, Inc		7,182
473,219		Fair Isaac Corp		13,818
33,200	*	Falck a/s		271
273,106	*	Filenet Corp		4,768
127,742	e*	FindWhat.com		2,393
1,430	*	First Advantage Corp		23
4,612,745		First Data Corp		200,654
1,002,230	*	Fiserv, Inc		34,938
21,600		Fuji Soft ABC, Inc		678
25,980	*	Gerber Scientific, Inc		171
255,576	e*	Getty Images, Inc		14,133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

143,547		Gevity HR, Inc	$2,208
51,600	e*	Google, Inc (Class A)	6,687
30,384	e*	Greg Manning Auctions, Inc	340
5,526	e	Grey Global Group, Inc	5,498
10,858,789	*	Group 4 Securicor plc	22,793
115,158	e*	GSI Commerce, Inc	1,015
571,738		GTECH Holdings Corp	14,476
296,620	*	Harris Interactive, Inc	1,955
217,000		Haw Par Corp Ltd	639
3,076,413		Hays plc	7,390
97,485		Healthcare Services Group	1,751
104,074	*	Heidrick & Struggles International, Inc	2,999
338,103		Henry (Jack) & Associates, Inc	6,346
27,088		Hills Motorway Grp	155
143,610		Hitachi Software Engineering Co Ltd	2,652
604,658	e*	Homestore, Inc	1,397
56,280	*	Hudson Highland Group, Inc	1,643
243,937	*	Hyperion Solutions Corp	8,291
105,900	e*	i2 Technologies, Inc	73
17,584	*	IAC/InterActiveCorp Wts 02/04/09	349
21,511	*	ICT Group, Inc	159
125,620	*	IDX Systems Corp	4,076
134,562	*	iGate Corp	495
217,635		Imation Corp	7,746
1,484,085		IMS Health, Inc	35,499
7,603		Indra Sistemas S.A.	101
84,923	e*	Infocrossing, Inc	1,343
513,409	*	Informatica Corp	3,003
25,200		Information Development Co	129
2,657	*	Information Resources, Inc	7
3,227	*	Inforte Corp	22
202,613	*	Infospace, Inc	9,602
185,242	*	infoUSA, Inc	1,651
41,503	*	Innovative Solutions & Support, Inc	1,018
32,395		Integral Systems, Inc	632
313,852	*	Intelidata Technologies Corp	107
110,498	e*	Intellisync Corp	232
214,629	*	Interactive Data Corp	4,039
267,323	*	Intergraph Corp	7,263
100	*	Intermix Media, Inc	0
163,828	*	Internet Capital Group, Inc	1,058
248,927	*	Internet Security Systems, Inc	4,232
41,104		Interpool, Inc	765
5,712,133	*	Interpublic Group Of Cos, Inc	60,491
57,812	*	Intersections, Inc	847
35,410	*	Intervideo, Inc	425
248,960	*	Interwoven, Inc	1,802
8		Intracom S.A.	0
128,971	*	Intrado, Inc	1,304
896,996	*	Intuit, Inc	40,724
391,440	*	Ipass, Inc	2,345
91,745	*	iPayment, Inc	3,684
524,515	*	Iron Mountain, Inc	17,755
5,475		iSOFT Group plc	39
20,700		ISS a/s	1,097
22,200	e	Itochu Techno-Science Corp	925
300	*	IVAX Diagnostics, Inc	2
188,163	*	iVillage, Inc	1,129
31,788	*	Jarvis plc	21
508,814	*	JC Decaux S.A.	11,565
171,363	*	JDA Software Group, Inc	1,854
3,806,558	*	Juniper Networks, Inc	89,835
94,789	*	Jupitermedia Corp	1,687
137,840	e*	Kana Software, Inc	233
127,521	*	Kanbay International, Inc	2,711
406,464	*	Keane, Inc	6,243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

111,448		Kelly Services, Inc (Class A)	$2,977
816,000		Keppel Land Ltd	921
100,847	*	Keynote Systems, Inc	1,428
135,352	*	Kforce, Inc	1,134
261,195	e*	KFX ,Inc	2,014
244,196	*	Kinetic Concepts, Inc	12,832
6,103	e*	Kintera, Inc	58
253,672		Konami Corp	5,616
222,142	*	Korn/Ferry International	4,050
223,082	*	Kronos, Inc	9,880
328,315	*	Labor Ready, Inc	4,603
491,127	*	Lamar Advertising Co	20,436
400,462	*	Lawson Software, Inc	2,243
34,500	b*	Liberate Technologies	89
278,096	*	Lionbridge Technologies	2,389
307,890		LogicaCMG plc	965
708,219	*	Looksmart Ltd	1,041
326,807	*	Macromedia, Inc	6,562
340,707	*	Macrovision Corp	8,204
147,279	*	Magma Design Automation, Inc	2,221
191,492	*	Manhattan Associates, Inc	4,676
1,267,035		Manpower, Inc	56,370
95,778	*	Mantech International Corp (Class A)	1,793
882,179	*	Manugistics Group, Inc	2,100
131,638	*	MAPICS, Inc	1,191
76,679	*	Mapinfo Corp	828
7,690	e*	Marchex, Inc	96
56,522	*	MarketWatch, Inc	706
2,776	*	Marlin Business Services, Inc	52
287,190	*	Matrixone, Inc	1,453
2,683,607	*	McAfee, Inc	53,941
51,659		McGrath RentCorp	1,888
105,420	*	Medical Staffing Network Holdings, Inc	647
68,937	*	MedQuist, Inc	900
60,513	e*	Memberworks, Inc	1,588
427,409	e*	Mentor Graphics Corp	4,687
1,090,625	*	Mercury Interactive Corp	38,041
15,198	*	MetaSolv, Inc	39
429,643	*	Micromuse, Inc	1,581
58,869,266		Microsoft Corp	1,627,735
72,627	*	MicroStrategy, Inc	2,984
251,921	e*	Midway Games, Inc	2,499
699,862	e*	Mindspeed Technologies, Inc	1,400
8,070	*	Mobius Management Systems, Inc	73
757,857		MoneyGram International, Inc	12,944
1,067,926	*	Monster Worldwide, Inc	26,314
639,118	*	MPS Group, Inc	5,375
121,781	*	MRO Software, Inc	1,218
174,899	e*	MSC.Software Corp	1,406
104,504	e	Namco Ltd	1,185
18,393	*	Nassda Corp	65
246,446		National Instruments Corp	7,460
53,354	*	National Processing, Inc	1,415
336,800	*	NAVTEQ Corp	12,004
163,560	*	NCO Group, Inc	4,408
111,200	*	NCP Litigation Trust	0
456,152	e*	NCR Corp	22,621
218,006		NDCHealth Corp	3,499
54,180	e*	Neoforma, Inc	504
39,847	e*	Neoware Systems, Inc	331
847		NET One Systems Co Ltd	3,128
197,494	*	Netegrity, Inc	1,483
449,106	*	NETIQ Corp	4,805
77,174	e*	Netratings, Inc	1,376
124,856	*	Netscout Systems, Inc	665
156,360	*	Network Equipment Technologies, Inc	1,034

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

185,949	*	NIC, Inc	$997
29		Nippon Kanzai Co Ltd	0
3,600		Nippon System Development Co Ltd	60
10,000		Nomura Research Institute Ltd	805
3,265,785	*	Novell, Inc	20,607
2,825		NTT Data Corp	7,433
31,264	*	Nuance Communications, Inc	133
138,876	e*	NYFIX, Inc	844
3,000		Obic Co Ltd	563
1,025,246		Omnicom Group, Inc	74,904
716,361	*	On Assignment, Inc	3,181
1,661	*	Onyx Software Corp	6
81,191	*	Open Solutions, Inc	2,027
60,385	*	Open Text Corp	1,035
151,188		Open Text Corp	2,610
67,070	*	Opnet Technologies, Inc	688
315,350	e*	Opsware, Inc	1,769
26,525,496	*	Oracle Corp	299,208
252,700		Oracle Corp Japan	12,450
199,144	*	Packeteer, Inc	2,153
93,208	*	PalmSource, Inc	1,933
1,680,188	*	Parametric Technology Corp	8,871
129,203	*	PC-Tel, Inc	1,067
95,800	*	PDF Solutions, Inc	1,164
70,559	*	PDI, Inc	1,904
84,954	*	PEC Solutions, Inc	996
150,084	*	Pegasus Solutions, Inc	1,789
59,325	*	Pegasystems, Inc	414
6,760	*	Penton Media, Inc	1
2,729,504	*	Peoplesoft, Inc	54,181
458,018	*	Perot Systems Corp (Class A)	7,356
4,079	*	Phoenix Technologies Ltd	20
149,920	*	Pixar	11,829
121,099	*	PLATO Learning, Inc	1,071
264,664	*	Portal Software, Inc	723
94,871	e*	Portfolio Recovery Associates, Inc	2,788
74,900	*	ProcureNet, Inc	11
208,954	*	Progress Software Corp	4,158
15,500	*	Protection One, Inc	4
11,602	*	Proxymed, Inc	116
2,337,460		Public Power Corp	57,946
75,211		QAD, Inc	524
114	*	QRS Corp	1
49,416	e*	Quadramed Corp	135
20,237	*	Quality Systems, Inc	1,022
755,551	*	Quest Software, Inc	8,402
141,618	*	R.H. Donnelley Corp	6,990
5,948		RAC plc	74
32,546	*	Radiant Systems, Inc	131
117,181	*	Radisys Corp	1,635
247,005	*	Raindance Communications, Inc	388
150	e	Rakuten, Inc	976
105,628	e	Randstad Holdings NV	3,825
609,707	*	RealNetworks, Inc	2,841
1,432,264	e*	Red Hat, Inc	17,531
182,745	*	Redback Networks, Inc	954
4,912	e*	Redback Networks, Inc Wts 01/02/11	20
4,668	e*	Redback Networks, Inc Wts 01/02/11	15
103,819	*	Register.com, Inc	565
3,163	*	Remedytemp, Inc (Class A)	33
49,393	e	Renaissance Learning, Inc	1,070
355,613	*	Rent-A-Center, Inc	9,196
850,011		Rentokil Initial plc	2,315
151,471	*	Rent-Way, Inc	1,038
340,704	*	Retek, Inc	1,554
5,614,565		Reuters Group plc	31,648

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

136,104	*	Rewards Network, Inc	$908
361,243		Reynolds & Reynolds Co (Class A)	8,912
760,538	e	Robert Half International, Inc	19,599
121,862		Rollins, Inc	2,960
59,503	e*	Roxio, Inc	306
432,111	*	RSA Security, Inc	8,340
557,723	*	S1 Corp	4,451
145,149	e*	SafeNet, Inc	3,829
53,398	e*	SAFLINK Corp	139
1,837,168		Sage Group plc	5,394
584,431		SAP AG.	90,805
404,300		SAP AG. (Spon ADR)	15,747
491,504	*	Sapient Corp	3,750
9,647		Savills plc	75
495,966	*	Scansoft, Inc	2,024
903,602		Secom Co Ltd	31,400
214,550	*	Secure Computing Corp	1,628
403,462		Securitas AB (B Shs)	5,376
296,132	*	Seebeyond Technology Corp	912
394,290		Seiko Epson Corp	16,814
203,050		Serco Group plc	790
151,507	*	Serena Software, Inc	2,535
2,050		SGS S.A.	1,125
26,559	*	SI International, Inc	582
6,303,891	*	Siebel Systems, Inc	47,531
291,274	*	Sitel Corp	629
46,414	*	SM&A	324
46,238	*	SoftBrands, Inc	53
1,614	*	Software AG. (Br)	53
146,185	e*	Sohu.com, Inc	2,431
359,672	*	SonicWALL, Inc	2,431
355,458	*	Sotheby's Holdings, Inc (Class A)	5,588
104,098	*	Source Interlink Cos, Inc	1,012
373,781	*	Spherion Corp	2,923
85,925	*	SPSS, Inc	1,145
134,000		Square Enix Co Ltd	3,672
5,136		SR Teleperformance	104
78,902	*	SRA International, Inc (Class A)	4,068
109,698		SS&C Technologies, Inc	2,142
65,727		Startek, Inc	2,061
116,666	*	Stellent, Inc	899
54,467	e*	Stratasys, Inc	1,719
271,300		Sumisho Lease Co Ltd	9,797
19,757,791	e*	Sun Microsystems, Inc	79,821
1,546,725	*	SunGard Data Systems, Inc	36,766
220,208	*	SupportSoft, Inc	2,145
620,182	*	Sybase, Inc	8,552
152,771	*	Sykes Enterprises, Inc	701
2,062,396	*	Symantec Corp	113,184
34,006	*	SYNNEX Corp	602
918,341	*	Synopsys, Inc	14,537
65,362	*	Synplicity, Inc	337
42,629		Syntel, Inc	705
7	*	Take And Give Needs Co Ltd	8
63	*	Take And Give Needs Co Ltd	66
271,653	e*	Take-Two Interactive Software, Inc	8,924
84,103		Talx Corp	1,942
147,700	*	Tata Consultancy Services Ltd	3,298
292,589	*	TeleTech Holdings, Inc	2,762
27,786	*	TheStreet.com, Inc	104
433,742	e	Thomson Corp	15,042
296,760	*	THQ, Inc	5,775
117,552	*	THUS Group plc	30
966,987	*	TIBCO Software, Inc	8,229
114,234	*	Tier Technologies, Inc (Class B)	1,102
445,690		Tietoenator Corp	12,909

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

14,897	e*	TippingPoint Technologies, Inc	$355
29,957		TIS, Inc	1,011
1,004,431	e*	Titan Corp	14,032
21,688	*	TNS, Inc	421
300,327		Tokyu Corp	1,368
208,046		Total System Services, Inc	5,251
106,773	*	TradeStation Group, Inc	655
1,200		Trans Cosmos, Inc	38
265,319	*	Transaction Systems Architects, Inc (Class A)	4,931
9,424	e*	Travelzoo, Inc	490
1,093,587		Trend Micro, Inc	47,032
3,840	*	Tripos, Inc	16
209,133	*	Trizetto Group, Inc	1,219
248,967	*	Tumbleweed Communications Corp	630
326,655	*	Tyler Technologies, Inc	2,888
83,755	*	Ultimate Software Group, Inc	1,029
1,844,497	*	Unisys Corp	19,035
433,076	*	United Online, Inc	4,166
269,109	f*	United Rentals, Inc	4,276
105,434	*	Universal Compression Holdings, Inc	3,592
543,915	*	Valueclick, Inc	5,135
179,817	*	Vastera, Inc	318
70,648	*	Verint Systems, Inc	2,603
1,316,428	*	VeriSign, Inc	26,171
3,007,091	*	Veritas Software Corp	53,526
185,619	*	Verity, Inc	2,391
850	*	Versata, Inc	1
216,490		Viad Corp	5,137
1,517,184	*	Vignette Corp	2,018
169,125	*	VitalWorks, Inc	631
101,355	*	Vitria Technology, Inc	315
49,761	*	Volt Information Sciences, Inc	1,432
206,996	*	WatchGuard Technologies, Inc	969
219,419	e*	WebEx Communications, Inc	4,788
1,708,100	*	WebMD Corp	11,888
392,068	*	webMethods, Inc	2,086
169,635	*	Websense, Inc	7,069
716,197	*	Westwood One, Inc	14,159
2,235,095		Wharf Holdings Ltd	7,524
471,577	*	Wind River Systems, Inc	5,753
11,600		Wipro Ltd (Spon ADR)	219
122,735	*	Witness Systems, Inc	1,972
314,054		WM-Data AB (B Shs)	561
4,297,233		WPP Group plc	40,008
837	e*	Yahoo Japan Corp	3,721
7,361,429	*	Yahoo!, Inc	249,626
124,837	e*	Zix Corp	572

		TOTAL BUSINESS SERVICES	6,066,966

CHEMICALS AND ALLIED PRODUCTS - 10.48%
8,791,656		Abbott Laboratories	372,415
509,942	*	Abgenix, Inc	5,028
104,674	*	Able Laboratories, Inc	2,006
114,089		Aceto Corp	1,643
315,819	*	Adolor Corp	3,553
444,445	f	Advanced Medicine Series D Pfd	4,444
5,190	*	Advancis Pharmaceutical Corp	42
1,465,552		Air Products & Chemicals, Inc	79,697
4,516,463	e	Akzo Nobel NV	159,477
194,426	*	Albany Molecular Research, Inc	1,866
206,754		Albemarle Corp	7,255
396,314		Alberto-Culver Co	17,232
149,925	*	Alexion Pharmaceuticals, Inc	2,699
79,700	e	Alfresa Holdings Corp	2,791
544,631	*	Alkermes, Inc	6,285

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

735,518		Allergan, Inc	$53,362
395,142		Alpharma, Inc (Class A)	7,227
222,887	e*	Alteon, Inc	212
290,366	e*	American Pharmaceutical Partners, Inc	8,005
27,508	e	American Vanguard Corp	983
7,948,382	*	Amgen, Inc	450,514
867,994	*	Amylin Pharmaceuticals, Inc	17,811
977,907	*	Andrx Corp	21,866
110,604	e*	Aphton Corp	398
128,070		Arch Chemicals, Inc	3,650
53,179	e*	Arena Pharmaceuticals, Inc	229
165,689	*	Array Biopharma, Inc	1,158
65,000	e	Asahi Denka Co Ltd	586
804,358		Asahi Kasei Corp	3,474
75,000		AstraZeneca plc (Spon ADR)	3,085
2,310,356		AstraZeneca plc (United Kingdom)	94,693
227,278	e*	Atherogenics, Inc	7,489
134,141	*	Atrix Laboratories, Inc	4,117
7,578		Auriga Industries	106
459,513	*	Avant Immunotherapeutics, Inc	786
521,941		Avery Dennison Corp	34,333
60,684	e*	AVI BioPharma, Inc	124
200	*	Avigen, Inc	1
3,187,900		Avon Products, Inc	139,247
493,666	*	Barr Pharmaceuticals, Inc	20,453
25,859	*	Barrier Therapeutics, Inc	314
338,176		BASF AG.	19,930
138,084		Bayer AG.	3,776
12,293		Beiersdorf AG.	1,166
86,745	*	Benthley Pharmaceuticals, Inc	919
91,523	*	BioCryst Pharmaceuticals, Inc	467
101,756	*	Bioenvision, Inc	813
2,511,141	*	Biogen Idec, Inc	153,606
395,223	*	BioMarin Pharmaceutical, Inc	2,051
550,000	*	BioMerieux	19,120
48,310	e*	Biopure Corp	19
78,362	e*	Biosite, Inc	3,837
236,062	*	Biovail Corp	4,066
338,778		BOC Group plc	5,419
94,292	*	Bone Care International, Inc	2,291
82,192	e*	Bradley Pharmaceuticals, Inc	1,673
12,479,708		Bristol-Myers Squibb Co	295,395
24,847		British Vita plc	115
517,548		Cabot Corp	19,962
231,308		Calgon Carbon Corp	1,670
137,868		Cambrex Corp	3,026
44,699	e*	CancerVax Corp	362
64,125	*	Caraco Pharmaceutical Laboratories Ltd	494
270,091	*	Cell Genesys, Inc	2,423
300,744	e*	Cell Therapeutics, Inc	2,063
325,769	e*	Cephalon, Inc	15,604
329,087	*	Charles River Laboratories International, Inc	15,072
103,009	*	Chattem, Inc	3,322
588,294	*	Chiron Corp	26,003
1,077,700		Chugai Pharmaceutical Co Ltd	15,537
312,577		Church & Dwight Co, Inc	8,771
9,375,000		City of New York NY	625
578,000	*	CK Life Sciences International Holdings, Inc	101
1,390,997		Clorox Co	74,140
2,989,686		Colgate-Palmolive Co	135,074
17,174	*	Collagenex Pharmaceuticals, Inc	112
87,736	*	Columbia Laboratories, Inc	268
214,237	e*	Connetics Corp	5,789
16,155	*	Corcept Therapeutics, Inc	127
37,293	e*	Corgentech, Inc	637
313,912	e*	Corixa Corp	1,306

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

706,939		Crompton Corp	$6,709
12,337	*	Crucell	102
156,401		CSL Ltd	3,217
266,715	*	Cubist Pharmaceuticals, Inc	2,635
140,668	*	Curis, Inc	626
243,487	*	Cypress Bioscience, Inc	2,841
256,362		Cytec Industries, Inc	12,549
92,378	*	Cytogen Corp	974
43,258	*	Cytokinetics, Inc	575
260,232	*	Dade Behring Holdings, Inc	14,500
2,336,779		Daicel Chemical Industries Ltd	11,555
586,150		Daiichi Pharmaceutical Co Ltd	10,089
130,000		Dainippon Ink & Chemicals, Inc	288
9,000		Dainippon Pharmaceutical Co Ltd	76
28,746	*	DEL Laboratories, Inc	949
348,148	e*	Dendreon Corp	2,928
926,000		Denki Kagaku Kogyo KK	2,815
135,492		Diagnostic Products Corp	5,538
84,155	*	Digene Corp	2,185
284,233	*	Discovery Laboratories, Inc	1,904
82,164	e*	Dov Pharmaceutical, Inc	1,408
4,859,777		Dow Chemical Co	219,565
171,986		DSM NV	8,971
5,588,323		Du Pont (E.I.) de Nemours & Co	239,180
182,070	e*	Durect Corp	255
82,827	*	Dusa Pharmaceuticals, Inc	951
300	*	Dynavax Technologies Corp	2
404,811		Eastman Chemical Co	19,249
1,044,233		Ecolab, Inc	32,831
1,047,683		Eisai Co Ltd	28,517
299,811	*	Elan Corp plc	7,038
228,064	e*	Elan Corp plc (Spon ADR)	5,337
118,670	*	Elizabeth Arden, Inc	2,499
4,412	*	Embrex, Inc	60
320,068	*	Encysive Pharmaceuticals, Inc	2,890
302,745	*	Enzon, Inc	4,829
165,066	*	Eon Labs, Inc	3,582
136,769	*	EPIX Pharmaceuticals, Inc	2,641
677,086		Estee Lauder Cos (Class A)	28,302
61,696	e*	Eyetech Pharmaceuticals, Inc	2,097
235,885		Ferro Corp	5,145
174,120	*	First Horizon Pharmaceutical	3,484
244,722	*	FMC Corp	11,886
2,691,891	*	Forest Laboratories, Inc	121,081
900		Fujimi, Inc	21
302,972	*	Genaera Corp	1,185
400,383	*	Genelabs Technologies	1,045
2,837,219	*	Genentech, Inc	148,727
1,400,000	f*	Genesoft Series C Financing	7,000
500,000	f*	Genesoft Series D Financing	2,000
472,979	e*	Genta, Inc	1,272
1,709,858	*	Genzyme Corp	93,033
199,662		Georgia Gulf Corp	8,903
271,253	e*	Geron Corp	1,625
4,171,285	*	Gilead Sciences, Inc	155,923
7,026,576		Gillette Co	293,289
28,997		Givaudan S.A. (Regd)	17,625
13,988,471		GlaxoSmithKline plc	301,476
306,712		Great Lakes Chemical Corp	7,852
56,056	e*	GTC Biotherapeutics, Inc	99
22,595	e*	GTx, Inc	263
203,258	e*	Guilford Pharmaceuticals, Inc	1,016
226,207		H.B. Fuller Co	6,198
22,500	e	Henkel KGaA	1,654
204,500		Hitachi Chemical Co Ltd	2,987
1,178	*	Hi-Tech Pharmacal Co, Inc	19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

76,253	e*	Hollis-Eden Pharmaceuticals	$821
786,284	*	Hospira, Inc	24,060
797,474	*	Human Genome Sciences, Inc	8,700
266,709	*	ICOS Corp	6,438
202,938	*	Idexx Laboratories, Inc	10,297
240,285	*	Ilex Oncology, Inc	6,048
722,321	*	IMC Global, Inc	12,561
434,801	*	ImClone Systems, Inc	22,979
206,467	*	Immucor, Inc	5,110
243,465	*	Immunogen, Inc	1,229
261,831	e*	Immunomedics, Inc	681
297,363	*	Impax Laboratories, Inc	4,567
807,818		Imperial Chemical Industries plc	3,084
409,879	e*	Indevus Pharmaceuticals, Inc	2,906
254,642	*	Inkine Pharmaceutical Co	1,294
200,001	*	Inspire Pharmaceuticals, Inc	3,146
31,614		Inter Parfums, Inc	432
226,120	e*	InterMune, Inc	2,666
451,317		International Flavors & Fragrances, Inc	17,240
98,113	e*	Inverness Medical Innovations, Inc	2,041
336,423	*	Invitrogen Corp	18,500
171		Ishihara Sangyo Kaisha Ltd	0
314,959	e*	Isis Pharmaceuticals, Inc	1,543
126,548	*	Isolagen, Inc	1,196
2,463,013	e*	IVAX Corp	47,167
154,600		JSR Corp	2,497
1,937		K+S AG.	83
621,541		Kaneka Corp	6,102
421,000		Kansai Paint Co Ltd	2,617
284,029		Kao Corp	6,275
1,347,730	*	King Pharmaceuticals, Inc	16,092
1,522,000	*	Kingboard Chemicals Holdings	3,123
138,200		Kingboard Chemicals Warrants 2006	0
124,685	e*	Kos Pharmaceuticals, Inc	4,440
199,966		Kose Corp	7,656
26,643		Kronos Worldwide, Inc	1,058
216,806	*	KV Pharmaceutical Co (Class A)	3,881
1,043,000		Kyowa Hakko Kogyo Co Ltd	6,804
165,888	*	La Jolla Pharmaceutical Co	506
64,165	e	L'Air Liquide S.A.	10,065
38,156	*	Lannett Co, Inc	370
222,350		LG Chem Ltd	8,438
7,872	*	Lifecore Biomedical, Inc	55
454,277	e*	Ligand Pharmaceuticals, Inc (Class B)	4,552
6,723,353		Lilly (Eli) & Co	403,737
21,013		Lonza Group AG. (Regd)	950
175,509		MacDermid, Inc	5,083
104,979	e	Mannatech, Inc	1,472
27,270	e*	Marshall Edwards, Inc	242
135,093	*	Martek Biosciences Corp	6,571
480,341	e*	Medarex, Inc	3,545
464,500	e	MEDICEO Holdings Co Ltd	4,830
291,983	*	Medicines Co	7,048
296,564	e	Medicis Pharmaceutical Corp (Class A)	11,578
1,417,227	*	MedImmune, Inc	33,588
15,549,651		Merck & Co, Inc	513,138
685,936		Merck KGaA	39,223
35,399		Meridian Bioscience, Inc	471
525,711		Methanex Corp	7,851
355,223	*	MGI Pharma, Inc	9,481
398,420	*	Millennium Chemicals, Inc	8,450
1,598,355	*	Millennium Pharmaceuticals, Inc	21,913
117,806		Minerals Technologies, Inc	6,934
1,191,818		Mitsubishi Chemical Corp	3,612
1,886,540		Mitsubishi Gas Chemical Co, Inc	8,045
1,137,400		Mitsui Chemicals, Inc	5,614

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,867,756	e	Mylan Laboratories, Inc	$33,620
73,468	e*	Myogen, Inc	595
391,562	*	Nabi Biopharmaceuticals	5,239
74,689		Nature's Sunshine Products, Inc	1,133
330,001	*	NBTY, Inc	7,115
437,583	*	Nektar Therapeutics	6,336
120,172	*	Neose Technologies, Inc	901
171,451	*	Neurocrine Biosciences, Inc	8,086
128,856	*	Neurogen Corp	832
100,669	*	NewMarket Corp	2,102
671,562		Nippon Shokubai Co Ltd	5,015
27,000		Nissan Chemical Industries Ltd	207
57,665	e*	NitroMed, Inc	1,375
60,874		NL Industries, Inc	1,115
113,749	e*	Northfield Laboratories, Inc	1,521
35,596		Nova Chemicals Corp	1,371
5,733,733		Novartis AG. (Regd)	267,241
164,921	*	Noven Pharmaceuticals, Inc	3,437
181,219		Novo Nordisk a/s (B Shs)	9,921
226,635	e*	NPS Pharmaceuticals, Inc	4,936
82,509	*	Nutraceutical International Corp	1,163
170,009	*	Nuvelo, Inc	1,680
62,165		Octel Corp	1,320
412,575		Olin Corp	8,252
224,702	*	OM Group, Inc	8,215
12,151		Omega Pharma S.A.	594
285,916	*	Omnova Solutions, Inc	1,724
221,604	*	Onyx Pharmaceuticals, Inc	9,531
2,107		OPG Groep NV	114
242,004	*	OraSure Technologies, Inc	1,525
9,000	*	Organogenesis, Inc	0
764,284	*	Orica Ltd	9,577
386,880		Orion Oyj	5,286
224,669	*	OSI Pharmaceuticals, Inc	13,808
185,780	*	Pain Therapeutics, Inc	1,336
441,627	*	Palatin Technologies, Inc	1,285
241,335	*	Par Pharmaceutical Cos, Inc	8,671
99,631	*	Penwest Pharmaceuticals Co	1,125
742,876	e*	Peregrine Pharmaceuticals, Inc	1,196
46,731	e*	PetMed Express, Inc	222
49,713,271		Pfizer, Inc	1,521,226
71,264	*	Pharmacopeia Drug Discovery, Inc	349
136,986	*	Pharmacyclics, Inc	1,412
89,904	e*	Pharmion Corp	4,648
159,722		PolyMedica Corp	4,919
557,871	*	PolyOne Corp	4,195
182,478	*	Pozen, Inc	1,595
1,298,358		PPG Industries, Inc	79,563
298,929	*	Praecis Pharmaceuticals, Inc	658
1,672,542		Praxair, Inc	71,484
17,957,100		Procter & Gamble Co	971,838
65,921	*	Progenics Pharmaceuticals	966
491,415	*	Protein Design Labs, Inc	9,622
62,000	e*	Qiagen NV	701
155,413	*	QLT, Inc	2,565
48,838		Quaker Chemical Corp	1,179
285,618	*	Quidel Corp	1,294
47,985		Ranbaxy Laboratories Ltd	1,138
2,857,565		Reckitt Benckiser plc	70,014
39,534	*	Renovis, Inc	317
726,842	*	Revlon, Inc (Class A)	1,832
29,167,958	e*	Rhodia S.A.	40,574
9,570		Roche Holding AG.	1,173
1,479,105		Roche Holding AG. (Genusscheine)	152,803
1,039,073		Rohm & Haas Co	44,649
928,589		RPM International, Inc	16,390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

28,000		Sakai Chemical Industry Co Ltd	$110
218,400	*	Salix Pharmaceuticals Ltd	4,700
514,226		Sankyo Co Ltd	10,871
3,952,586	e	Sanofi-Aventis	286,697
78,092	*	Santarus, Inc	708
2,417,000		Sanyo Chemical Industries Ltd	16,469
114,747	e	Schering AG.	7,247
13,562,964		Schering-Plough Corp	258,510
272,844	*	Sciclone Pharmaceuticals, Inc	971
113,669	*	SciGen Ltd	5
118,504	*	Scotts Co (Class A)	7,602
269,699		Sekisui Chemical Co Ltd	1,860
731,681	*	Sepracor, Inc	35,691
152,534	*	Serologicals Corp	3,559
7,215		Serono S.A. (B Shs)	4,455
719,057		Sherwin-Williams Co	31,610
1,411,816		Shin-Etsu Chemical Co Ltd	50,726
510,264		Shionogi & Co Ltd	7,310
344,009		Shiseido Co Ltd	4,229
2,086,549		Showa Denko KK	4,979
431,731		Sigma-Aldrich Corp	25,040
41,281	e*	Sirna Therapeutics, Inc	126
64,268	*	Skyepharma plc	67
714,089	b*	Solutia, Inc	186
34		Solvay S.A.	3
32,769		Stepan Co	780
1,549,000		Sumitomo Bakelite Co Ltd	9,332
1,191,140		Sumitomo Chemical Co Ltd	5,641
318,008	e*	SuperGen, Inc	1,965
87,010	e*	SurModics, Inc	2,066
126,320		Suzuken Co Ltd	3,278
577,254		Taisho Pharmaceutical Co Ltd	10,685
2,463,294		Takeda Chemical Industries Ltd	111,749
149,325	*	Tanox, Inc	2,519
4,474,925		Teijin Ltd	15,997
10,950	e*	Tercica, Inc	99
241,879	e*	Terra Industries, Inc	2,095
5,054		Teva Pharmaceutical Industries Ltd (Spon ADR)	131
194,317	*	Third Wave Technologies, Inc	1,337
39,000		Toagosei Co Ltd	100
4,966,234		Toray Industries, Inc	22,980
2,879,000		Tosoh Corp	11,650
81,628		UCB S.A.	4,346
27,323	*	Unifi, Inc	62
10,912		United Drug plc	42
114,465	*	United Therapeutics Corp	3,998
72,677	e*	USANA Health Sciences, Inc	2,529
700,665		USEC, Inc	7,266
525,079	e	Valeant Pharmaceuticals International	12,665
339,591		Valspar Corp	15,852
30,071	e*	Vaxgen, Inc	401
545,254	*	VCA Antech, Inc	11,249
480,475	*	Vertex Pharmaceuticals, Inc	5,045
289,019	*	Vicuron Pharmaceuticals, Inc	4,243
308,499	e*	Vion Pharmaceuticals, Inc	1,299
55,058	*	Virbac Corp	158
1,190,496	*	Watson Pharmaceuticals, Inc	35,072
194,408		Wellman, Inc	1,649
728,326		Wesfarmers Ltd	16,882
158,332		West Pharmaceutical Services, Inc	3,301
52	b*	Women First Healthcare, Inc	0
608,301	b*	WR Grace & Co	5,748
6,672,421		Wyeth	249,549
1,271,199		Yamanouchi Pharmaceutical Co Ltd	41,060
70,900	e	Zeltia S.A.	489
287,719	*	Zila, Inc	1,185
116,046	*	Zymogenetics, Inc	2,024

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,506,645

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

COAL MINING - 0.06%
269,152		Arch Coal, Inc	$9,552
1,945,000		Byd Co Ltd (H Shs)	5,911
462,595		Consol Energy, Inc	16,140
123,181		Lihir Gold Limited	95
359,712		Massey Energy Co	10,406
314,839		Peabody Energy Corp	18,733
19,836	*	Westmoreland Coal Co	508

		TOTAL COAL MINING	61,345

COMMUNICATIONS - 5.73%
61,455	*	Acme Communication, Inc	366
81,666	*	AirGate PCS, Inc	1,601
218,950	*	Airspan Networks, Inc	1,189
454,041	e*	Alamosa Holdings, Inc	3,469
7,526	*	Alaska Communications Systems Group, Inc	42
248,101	b,e*	Allegiance Telecom, Inc	0
1,638,874		Alltel Corp	89,991
1,181,391	*	American Tower Corp (Class A)	18,134
27,812	e*	Antena 3 Television S.A.	1,655
100,070	*	Arch Wireless, Inc	2,875
4,671,903	e	AT&T Corp	66,902
14,025,159	*	AT&T Wireless Services, Inc	207,292
3,710,070	*	Avaya, Inc	51,718
623,858	*	BCE, Inc	13,433
46,205	*	Beasley Broadcast Group, Inc (Class A)	725
797,185	*	Belgacom S.A.	28,555
10,424,587		BellSouth Corp	282,715
101,638	*	Boston Communications Group	891
11,378,231		British Sky Broadcasting Group plc	98,675
12,540,318		BT Group plc	40,789
4,427,542		Cable & Wireless plc	7,832
898,419	*	Cablevision Systems Corp (Class A)	18,220
81,748	*	Centennial Communications Corp	481
877,184		CenturyTel, Inc	30,035
1,622,520	e*	Charter Communications, Inc (Class A)	4,316
1,500,080	*	Cincinnati Bell, Inc	5,235
273,892	*	Citadel Broadcasting Corp	3,511
3,911,075		Clear Channel Communications, Inc	121,908
9,307,099	*	Comcast Corp (Class A)	262,832
3,817,060	*	Comcast Corp (Special Class A)	106,572
198,257	*	Commonwealth Telephone Enterprises, Inc	8,634
18,000		COMSYS Holdings Corp	130
362,505		Cosmote Mobile Telecommunications S.A.	5,979
1,112,337	*	Cox Communications, Inc (Class A)	36,852
177,702	*	Cox Radio, Inc (Class A)	2,651
1,433,514	*	Crown Castle International Corp	21,331
113,611	*	Crown Media Holdings, Inc (Class A)	949
111,971		CT Communications, Inc	1,544
297,904	*	Cumulus Media, Inc (Class A)	4,287
74,514		D&E Communications, Inc	857
16,000		Denki Kogyo Co Ltd	61
5,730,377	e*	Deutsche Telekom AG. (Regd)	106,330
101,074	*	Digital Generation Systems	127
3,172,099	*	DIRECTV Group, Inc	55,797
580,042	e*	Dobson Communications Corp (Class A)	771
1,140,374	*	EchoStar Communications Corp (Class A)	35,488
400,255	*	Eircom Group plc	756
3,463		Elcoteq Network Corp (A Shs)	65
302,454	*	Emmis Communications Corp (Class A)	5,462
126,674		Eniro AB	21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

429,154	*	Entercom Communications Corp	$14,016
262,823	*	Entravision Communications Corp (Class A)	2,000
38,965,809	e*	Ericsson (LM) (B Shs)	120,962
32,993	*	Fisher Communications, Inc	1,584
2,500	*	Focal Communications Corp	0
626,440	*	Foundry Networks, Inc	5,945
995,121	*	Fox Entertainment Group, Inc (Class A)	27,605
2,287,466		France Telecom S.A.	56,991
4,489		Fuji Television Network, Inc	9,123
239,000		Fujikura Ltd	991
274,495	*	General Communication, Inc (Class A)	2,484
3,222,685	*	Gestevision Telecinco S.A.	58,277
273,578		Global Payments, Inc	14,650
274,123		GN Store Nord	2,768
84,776	e	Golden Telecom, Inc	2,419
270,670		Gray Television, Inc	3,221
8,700		Gray Television, Inc (Class A)	97
186,779		Hearst-Argyle Television, Inc	4,567
1		Hellenic Telecommunications Organization S.A.	0
53,298		HickoryTech Corp	618
15,114	*	Hungarian Telephone & Cable	144
1,893,979	e*	IAC/InterActiveCorp	41,705
853		i-CABLE Communications Ltd	0
172,987	*	IDT Corp	2,522
106,366	*	IDT Corp (Class B)	1,599
463,431	*	Infonet Services Corp (Class B)	760
327,350	*	Insight Communications Co, Inc	2,881
1,317,819	*	Internap Network Services Corp	883
156		Invoice, Inc	27
41,856	*	ITC Deltacom, Inc	185
8,010,734		ITV plc	15,619
99,086	*	ITV plc (Cv)	75
29,000	*	Iwatsu Electric Co Ltd	58
115,743	e*	j2 Global Communications, Inc	3,656
163,743	*	Jazztel plc	79
800		Kadokawa Holdings, Inc	29
5,320		KDDI Corp	25,824
17,315,228	e	KPN NV	129,678
3,510,648	e*	Level 3 Communications, Inc	9,093
104,612		Liberty Corp	4,157
816,205	*	Liberty Media International, Inc	27,230
24,784	*	Lightbridge, Inc	119
163,086	e*	Lin TV Corp (Class A)	3,177
71,405	*	Lodgenet Entertainment Corp	943
24,840,570	*	Lucent Technologies, Inc	78,745
375,886	*	Marconi Corp plc	3,952
144,121	*	Mastec, Inc	757
71,931	e*	McLeodUSA, Inc (Class A)	31
3,030,891	e,f*	McLeodUSA, Inc Escrow	0
505,219	*	Mediacom Communications Corp	3,299
1,114,002	e	Mediaset S.p.A.	12,646
30,950	e*	Metro One Telecommunications, Inc	50
33,500	e*	Metrocall Holdings, Inc	2,172
4,544		Mobilcom AG	66
53,000		MobileOne Ltd	49
43,923	*	Modern Times Group AB (B Shs)	821
209,025	*	Net2Phone, Inc	673
8,798	*	Nexstar Broadcasting Group, Inc	75
5,889,270	*	Nextel Communications, Inc (Class A)	140,400
1,776,266	*	Nextel Partners, Inc (Class A)	29,450
270,639	*	NII Holdings, Inc (Class B)	11,153
6,800		Nippon Telegraph & Telephone Corp	27,085
93,461		North Pittsburgh Systems, Inc	1,936
118,720	*	Novatel Wireless, Inc	2,790
360,500	*	NTL, Inc	22,376
7,865	*	NTL, Inc (CW11)	42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

60,459		NTT DoCoMo, Inc	$102,580
338,127	*	Paxson Communications Corp	456
1,374	e*	Pegasus Communications Corp	10
44,248	*	Philippine Long Distance Telephone (Spon ADR)	1,108
181,394		Portugal Telecom SGPS S.A. (Regd)	1,998
269,062	*	Price Communications Corp	4,103
448,382	e*	Primus Telecommunications Group	659
475,144	*	PTEK Holdings, Inc	4,072
608,890	e	Publishing & Broadcasting Ltd	6,042
8,279,750	*	Qwest Communications International, Inc	27,572
338,843	*	Radio One, Inc (Class A)	4,842
131,748	e*	Radio One, Inc (Class D)	1,875
382,758	b,e*	RCN Corp	22
201,795	*	Regent Communications, Inc	1,142
94,832		Rogers Communications, Inc (Class B)	1,918
940		Roularta Media Group NV	56
87,235	*	Saga Communications, Inc (Class A)	1,479
57,592	*	Salem Communications Corp (Class A)	1,458
21,561,124		SBC Communications, Inc	559,511
8,202,173	e	Seat Pagine Gialle S.p.A.	2,659
3,600,240		SES GLOBAL	35,146
448,275	e	Shaw Communications, Inc	7,477
43,936		Shenandoah Telecom Co	1,125
252,588		Sinclair Broadcast Group, Inc (Class A)	1,844
9,115,660		Singapore Telecommunications Ltd	12,670
7,150		SK Telecom Co Ltd	1,090
147,622	*	Sky Network Television Ltd	537
5,788	*	SONAECOM - SGPS S.A.	23
215,539	*	Spanish Broadcasting System, Inc (Class A)	2,121
202,383	*	Spectrasite, Inc	9,411
730		Spir Communication	120
11,110,629		Sprint Corp	223,657
4,471	*	SR Telecom, Inc	9
90,689		SureWest Communications	2,600
5,657		T&F Informa plc	38
174,070	e*	Talk America Holdings, Inc	910
86,993	e	Tele2 AB (B Shs)	3,238
5,370,220	e	Telecom Corp of New Zealand Ltd	21,378
3,104,336		Telecom Italia S.p.A.	9,581
12,013,388		Telecom Italia S.p.A.	27,529
9,442,227		Telefonica S.A.	141,313
7,408		Telefonica S.A. (Spon ADR)	333
89	*	Teleglobe International Holdings Ltd	0
358,500		Telekom Malaysia Bhd	1,057
2,474,172		Telekomunikasi Indonesia Tbk PT	1,121
287,198	e	Telenor ASA	2,187
276,194		Telephone & Data Systems, Inc	23,247
156,300		Television Broadcasts Ltd	700
4,030,327		TeliaSonera AB	19,597
2,329,105		Telstra Corp Ltd	7,845
580,005		TELUS Corp (Non-Vote)	11,228
1,227,846	e*	Terremark Worldwide, Inc	786
8,300,039	e	TIM S.p.A.	44,740
283,657	*	Time Warner Telecom, Inc (Class A)	1,362
368,094	e*	Tivo, Inc	2,437
96,400		Tokyo Broadcasting System, Inc	1,504
23,000	*	Toyo Communication Equipment Co Ltd	93
204,422	*	Triton PCS Holdings, Inc (Class A)	523
92,474	*	U.S. Cellular Corp	3,990
400	*	U.S. Unwired, Inc (Class A)	1
412,062	*	Ubiquitel, Inc	1,648
1,729,136	*	UnitedGlobalcom, Inc (Class A)	12,917
1,913,658	*	Univision Communications, Inc (Class A)	60,491
19,678,339		Verizon Communications, Inc	774,933
863,974	e	Viacom, Inc (Class A)	29,375
10,954,515		Viacom, Inc (Class B)	367,634

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

164,949,593		Vodafone Group plc	$394,745
229,970		Vodafone Group plc (Spon ADR)	5,545
9,035		Warwick Valley Telephone Co	215
124,339	*	West Corp	3,622
434,217	*	Western Wireless Corp (Class A)	11,164
123,231	f	Wiltel Comm Escrow Rts	0
284,643	*	Wireless Facilities, Inc	1,984
1,022,198	*	XM Satellite Radio Holdings, Inc	31,709
90,117	*	Young Broadcasting, Inc (Class A)	980

		TOTAL COMMUNICATIONS	5,742,472

DEPOSITORY INSTITUTIONS - 11.50%
91,216		1st Source Corp	2,339
115,000		77 Bank Ltd	646
68,145		ABC Bancorp	1,374
1,153,623	e	ABN Amro Holding NV	26,206
52,056	*	ACE Cash Express, Inc	1,356
863,164		Allied Irish Banks plc	14,473
471,495		Allied Irish Banks plc (United Kingdom)	7,853
493,016		Alpha Bank S.A.	12,565
15,725	e	American National Bankshares, Inc	382
47,772	*	AmericanWest Bancorp	901
1,890,331		AmSouth Bancorp	46,124
124,443		Anchor Bancorp Wisconsin, Inc	3,223
1,451,989		Anglo Irish Bank Corp plc	26,600
54,009		Arrow Financial Corp	1,621
584,381		Associated Banc-Corp	18,741
660,455		Astoria Financial Corp	23,440
3,176,423	*	Australia & New Zealand Banking Group Ltd	43,762
13,124	*	Banc Corp	92
233,105	*	Banca Antonveneta S.p.A.	4,818
14,520,934	e	Banca Intesa S.p.A.	55,187
1,911,893		Banca Intesa S.p.A. (Rnc)	5,663
24,999		Bancfirst Corp	1,603
5,690,164	e	Banco Bilbao Vizcaya Argentaria S.A.	78,304
898,851		Banco Comercial Portugues S.A. (Regd)	1,954
1,833		Banco Pastor S.A.	56
2,737		Banco Popolare di Verona e Novara Scrl	48
78,000	e	Banco Popular Espanol	4,334
7,454,564	e	Banco Santander Central Hispano S.A.	72,772
4,583	*	Bancorp Bank	93
432,439		Bancorpsouth, Inc	9,942
33,993		BancTrust Financial Group, Inc	639
37,407		Bank Austria Creditanstalt AG.	2,653
462,883		Bank Mutual Corp	5,555
27,120,706		Bank Of America Corp	1,175,140
1,270,175		Bank Of East Asia Ltd	3,567
1,473,000	e	Bank Of Fukuoka Ltd	7,030
86,704		Bank Of Granite Corp	1,683
287,803		Bank Of Hawaii Corp	13,599
23,446		Bank Of Ireland (Dublin)	316
833,622		Bank Of Ireland (London)	11,223
118,000	e	Bank of Kyoto Ltd	766
1,156,226	e	Bank Of Montreal	50,523
3,802,455		Bank Of New York Co, Inc	110,918
2,253,478	e	Bank of Nova Scotia	65,794
60,717		Bank Of The Ozarks, Inc	1,805
3,901,927	*	Bank Of Yokohama Ltd	20,958
1,017	*	Bank United Corp (Contingent Payment Rts)	0
313,137		BankAtlantic Bancorp, Inc (Class A)	5,737
919,506		Banknorth Group, Inc	32,183
166,951	*	BankUnited Financial Corp (Class A)	4,867
63,734		Banner Corp	1,874
443		Banque Cantonale Vaudoise	55
23		Banque Nationale de Belgique	79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

15,419,983		Barclays plc	$147,887
17,519		Bay View Capital Corp	288
280,049	*	Bayerische Hypo-und Vereinsbank AG.	5,377
3,055,893		BB&T Corp	121,288
36,825		Berkshire Hills Bancorp, Inc	1,361
26,290	*	BFC Financial Corp	289
1,912,805		BNP Paribas	123,537
6,178,500		BOC Hong Kong Holdings Ltd	11,290
92,271	*	BOK Financial Corp	4,116
1,640		Bolig OG Naeringsbanken	65
163,509		Boston Private Financial Holdings, Inc	4,081
1,900		Bostonfed Bancorp, Inc	81
48,075		Bryn Mawr Bank Corp	965
8,182		C&F Financial Corp	311
19,564		Camco Financial Corp	291
56,574		Camden National Corp	1,952
754,290	e	Canadian Imperial Bank Of Commerce	40,333
61,568		Capital City Bank Group, Inc	2,383
29,302		Capital Corp of the West	1,260
18,574	*	Capital Crossing Bank	473
3,571,601		Capitalia S.p.A.	13,130
122,587		Capitol Federal Financial	3,945
101,736		Cascade Bancorp	1,974
263,122	e	Cathay General Bancorp	9,786
8,680	e	Cavalry Bancorp, Inc	148
28,244		CB Bancshares, Inc	2,683
17,910	e	Center Bancorp, Inc	214
57,922		Center Financial Corp	1,102
63,331	*	Central Coast Bancorp	1,292
114,492		Central Pacific Financial Corp	3,151
22,687		Century Bancorp, Inc (Class A)	720
48,330	e	CFS Bancorp, Inc	672
24,430		Charter Financial Corp	829
151,979		Chemical Financial Corp	5,550
508,540		Chiba Bank Ltd	2,667
280,810		Chittenden Corp	7,652
33,159,865		Citigroup, Inc	1,463,013
1,900	*	Citigroup, Inc (Litigation Wts)	3
319,894		Citizens Banking Corp	10,419
56,653		Citizens First Bancorp, Inc	1,421
26,553		Citizens South Banking Corp	334
52,232		City Bank	1,827
118,379		City Holding Co	3,893
205,950		City National Corp	13,376
24,189		Clifton Savings Bancorp, Inc	282
22,059	e	CNB Financial Corp	335
83,292		Coastal Financial Corp	1,204
75,738		CoBiz, Inc	1,252
652,952		Colonial Bancgroup, Inc	13,353
40,908		Columbia Bancorp	1,192
21,092		Columbia Bancorp (Oregon)	353
105,803		Columbia Banking System, Inc	2,517
2,036,120		Comerica, Inc	120,844
363,682		Commerce Bancorp, Inc	20,075
312,780		Commerce Bancshares, Inc	15,042
24,269		Commercial Bankshares, Inc	738
220,659		Commercial Capital Bancorp, Inc	5,007
343,977		Commercial Federal Corp	9,280
72,498	*	Commerzbank AG.	1,348
2,024,162		Commonwealth Bank of Australia	44,265
21,527		Community Bank of North Virginia	370
146,138		Community Bank System, Inc	3,672
88,586		Community Trust Bancorp, Inc	2,753
696,027		Compass Bancshares, Inc	30,500
96,645		Corus Bankshares, Inc	4,168
3,526,521	e	Credit Agricole S.A.	96,183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,073,252		Credit Suisse Group	$34,251
345,171		Cullen/Frost Bankers, Inc	16,040
227,372		CVB Financial Corp	5,052
1,052,141		DAH Sing Financial	7,522
36,000		Daito Bank Ltd	46
1,621,653	e	Danske Bank a/s	42,628
3,977,623		DBS Group Holdings Ltd	37,801
4,410,294		Depfa Bank plc	60,144
1,044,674		Deutsche Bank AG. (Regd)	75,085
605,095	e	Dexia	11,303
194,519		Dime Community Bancshares	3,268
10,857		DNB NOR Holding ASA	86
125,923		Downey Financial Corp	6,921
310,053		East West Bancorp, Inc	10,415
11,307		Eastern Virginia Bankshares, Inc	263
17		EFG Eurobank Ergasias S.A.	0
866,800		Erste Bank Der Oesterreichischen Sparkassen AG.	36,065
28,339		ESB Financial Corp	388
175,938	*	Euronet Worldwide, Inc	3,294
24,775		EverTrust Financial Group, Inc	634
10,924		Exchange National Bancshares, Inc	320
42,104		Farmers Capital Bank Corp	1,444
18,637		FFLC Bancorp, Inc	503
84,407		Fidelity Bankshares, Inc	3,139
3,573,364		Fifth Third Bancorp	175,881
54,179		Financial Institutions, Inc	1,214
47,539		First Bancorp (North Carolina)	1,603
207,935		First Bancorp (Puerto Rico)	10,043
86,769		First Busey Corp (Class A)	1,658
191,159		First Charter Corp	4,620
8,596	e	First Citizens Banc Corp	186
42,404		First Citizens Bancshares, Inc (Class A)	5,004
399,841		First Commonwealth Financial Corp	5,442
96,407		First Community Bancorp	3,953
68,194		First Community Bancshares, Inc	2,240
118,467		First Federal Capital Corp	3,582
217,077		First Financial Bancorp	3,708
98,036		First Financial Bankshares, Inc	3,937
94,346		First Financial Corp (Indiana)	2,964
86,466		First Financial Holdings, Inc	2,703
5,651		First Financial Service Corp	143
646,256		First Horizon National Corp	28,022
18,977		First M & F Corp	633
124,100		First Merchants Corp	3,059
261,987		First Midwest Bancorp, Inc	9,054
290,219		First National Bankshares of Florida, Inc	7,125
41,214		First Oak Brook Bancshares, Inc	1,271
20,881		First Of Long Island Corp	891
79,163		First Republic Bank	3,641
29,399	e	First South Bancorp, Inc	731
49,026		First State Bancorp	1,546
15,100		First United Corp	305
801		Firstbank Corp	23
104,982	*	FirstFed Financial Corp	5,132
428,377		FirstMerit Corp	11,268
17,914	e	Flag Financial Corp	239
292,795		Flagstar Bancorp, Inc	6,231
93,236		Flushing Financial Corp	1,772
18,327		FMS Financial Corp	294
316,858		FNB Corp	7,012
47,184		FNB Corp (Virginia)	1,248
8,906		FNB Corp, Inc (North Carolina)	157
23,953		Foothill Independent Bancorp	531
1,014,830	e	Fortis	24,150
462,027	*	Fortis (Strip Vvpr)	6
26,896	*	Franklin Bank Corp	459

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

100,464		Frontier Financial Corp	$3,546
684,690		Fulton Financial Corp	14,652
36,791		GB&T Bancshares, Inc	812
151,352		Glacier Bancorp, Inc	4,413
287,306		Gold Banc Corp, Inc	3,876
741,786		Golden West Financial Corp	82,301
67,850		Great Southern Bancorp, Inc	2,120
15,121		Greater Community Bancorp	215
25,134		Greene County Bancshares, Inc	599
1,381,851		Greenpoint Financial Corp	63,924
903,000		Gunma Bank Ltd	4,424
193,434		Hancock Holding Co	6,149
1,392,294		Hang Seng Bank Ltd	18,569
74,357		Hanmi Financial Corp	2,246
130,110		Harbor Florida Bancshares, Inc	4,046
162,756		Harleysville National Corp	3,989
59,113		Heartland Financial U.S.A., Inc	1,091
48,493	*	Heritage Commerce Corp	800
14,089		Heritage Financial Corp	290
1,532,498		Hibernia Corp (Class A)	40,473
364,000		Hokuhoku Financial Group, Inc	760
60,241		Horizon Financial Corp	1,157
4,131,685		HSBC Holdings plc (Hong Kong)	65,700
21,918,244		HSBC Holdings plc (United Kingdom)	347,837
381,902		Hudson City Bancorp, Inc	13,649
220,235		Hudson River Bancorp, Inc	4,180
221,255		Hudson United Bancorp	8,153
1,304,410		Huntington Bancshares, Inc	32,493
45,086		IberiaBank Corp	2,602
13,436	e	IBT Bancorp, Inc	668
86,752		Independent Bank Corp (Massachusetts)	2,682
134,341		Independent Bank Corp (Michigan)	3,627
299,916		IndyMac Bancorp, Inc	10,857
107,743		Integra Bank Corp	2,338
106,882	*	Intercept, Inc	2,002
69,048		Interchange Financial Services Corp	1,655
210,327		International Bancshares Corp	7,730
138,000		International Bank of Asia Ltd	54
156,214		Irwin Financial Corp	4,033
30,134	*	Itla Capital Corp	1,392
3,167,034		Joyo Bank Ltd	12,758
21,064,507		JPMorgan Chase & Co	836,893
905,610	e	KBC Bancassurance Holding NV	58,938
2,116,566		KeyCorp	66,883
114,621		KNBT Bancorp, Inc	1,930
82,512		Lakeland Bancorp, Inc	1,356
32,822		Lakeland Financial Corp	1,113
7,994,360		Lloyds TSB Group plc	62,422
14,800		LNB Bancorp, Inc	296
22,164		LSB Bancshares, Inc	370
397,976		M & T Bank Corp	38,086
60,119		Macatawa Bank Corp	1,686
228,028	*	Macquarie Bank Ltd	5,999
168,729		MAF Bancorp, Inc	7,277
90,323		Main Street Banks, Inc	2,764
65,125		MainSource Financial Group, Inc	1,335
1,712,903		Marshall & Ilsley Corp	69,030
137,602		MB Financial, Inc	5,455
65,960		MBT Financial Corp	1,295
4,034,173		Mellon Financial Corp	111,706
37,833		Mercantile Bank Corp	1,318
583,528		Mercantile Bankshares Corp	27,986
21,323		Merchants Bancshares, Inc	613
149,660		Mid-State Bancshares	3,851
65,352		Midwest Banc Holdings, Inc	1,256
18,992		Mitsubishi Tokyo Financial Group, Inc	158,360

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

204,300		Mitsui Trust Holdings, Inc	$1,288
11,164		Mizuho Financial Group, Inc	41,935
11,166		MutualFirst Financial, Inc	270
141,741		Nara Bancorp, Inc	2,856
19,696		NASB Financial, Inc	776
2,951,219	e*	National Australia Bank Ltd	57,676
465,937	e	National Bank Of Canada	16,152
2,668,342		National Bank of Greece S.A.	64,890
8,241		National Bankshares, Inc	360
6,599,801		National City Corp	254,884
1,331,251		National Commerce Financial Corp	45,542
150,647		National Penn Bancshares, Inc	4,816
47,546		NBC Capital Corp	1,218
227,418		NBT Bancorp, Inc	5,328
378,990		NetBank, Inc	3,794
2,720,596	e	New York Community Bancorp, Inc	55,881
421,965		NewAlliance Bancshares, Inc	6,055
876,656		Nordea Bank AB	7,155
2,764,311		Nordea Bank AB (Sweden)	22,592
1,603,156		North Fork Bancorp, Inc	71,260
3,441		Northern States Financial Corp	96
2,331,456		Northern Trust Corp	95,123
120,098		Northwest Bancorp, Inc	2,723
19,629		Oak Hill Financial, Inc	683
65,945		OceanFirst Financial Corp	1,600
366,199	e*	Ocwen Financial Corp	3,351
371,729		Old National Bancorp	9,234
5,371		Old Point Financial Corp	165
85,734		Old Second Bancorp, Inc	2,398
49,824		Omega Financial Corp	1,724
3,268	e	Oneida Financial Corp	38
2,842,832		Oversea-Chinese Banking Corp Ltd	23,640
16,596		PAB Bankshares, Inc	212
281,410		Pacific Capital Bancorp	8,324
78,861		Park National Corp	10,033
24,067		Parkvale Financial Corp	650
199,017		Partners Trust Financial Group, Inc	2,062
46,211		Peapack Gladstone Financial Corp	1,403
30,248		Pennfed Financial Services, Inc	920
48,034		Pennrock Financial Services Corp	1,333
14,542		Penns Woods Bancorp, Inc	680
66,335		Peoples Bancorp, Inc	1,746
186,554		People's Bank	6,666
56,820		Peoples Holding Co	1,849
112,498		PFF Bancorp, Inc	4,305
198,785		Piraeus Bank S.A.	2,306
1,558,200		PNC Financial Services Group, Inc	84,299
212,647		Provident Bancorp, Inc	2,496
209,463		Provident Bankshares Corp	7,027
30,436		Provident Financial Holdings	883
461,948		Provident Financial Services, Inc	7,969
227,775		R & G Financial Corp (Class B)	8,804
2,549,741		Regions Financial Corp	84,294
52,286		Republic Bancorp, Inc (Class A) (Kentucky)	1,213
450,330		Republic Bancorp, Inc (Michigan)	6,935
4,925,818	e*	Resona Holdings, Inc	7,419
97,179		Riggs National Corp	2,157
32,190		Royal Bancshares Of Pennsylvania (Class A)	781
1,347,780	e	Royal Bank Of Canada	63,845
67,800	*	Royal Bank of Canada (New York)	3,206
8,008,328		Royal Bank Of Scotland Group plc	231,284
155,940		S & T Bancorp, Inc	5,569
70,078		S.Y. Bancorp, Inc	1,582
524,409		Sanpaolo IMI S.p.A.	5,920
53,820		Santander Bancorp	1,346
50,611		SCBT Financial Corp	1,493

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

73,178		Seacoast Banking Corp Of Florida	$1,563
20,809		Security Bank Corp	728
13,713		SFE Corporation	73
5,262,000	e	Shinsei Bank Ltd	31,892
899,168		Shizuoka Bank Ltd	6,763
23,967		Shore Bancshares, Inc	696
21,038		Sierra Bancorp	339
5,590	*	Signature Bank	150
218,675	e*	Silicon Valley Bancshares	8,128
95,998		Simmons First National Corp (Class A)	2,456
421,602	e	Skandinaviska Enskilda Banken (A Shs)	6,515
580,042		Sky Financial Group, Inc	14,501
17,259		Smithtown Bancorp, Inc	431
621,961	e	Societe Generale (A Shs)	55,039
38,523		Sound Federal Bancorp, Inc	563
309,659		South Financial Group, Inc	8,732
24,994		Southern Community Financial Corp	278
62,898		Southside Bancshares, Inc	1,281
1,834,037		SouthTrust Corp	76,406
405,863		Southwest Bancorp Of Texas, Inc	8,174
66,394		Southwest Bancorp, Inc	1,464
1,942,197		Sovereign Bancorp, Inc	42,379
315		St Galler Kantonalbank	68
51,641		State Bancorp, Inc	1,170
35,637		State Financial Services Corp (Class A)	978
1,795,156		State Street Corp	76,671
83,031		Sterling Bancorp	2,246
303,862		Sterling Bancshares, Inc	4,087
136,533		Sterling Financial Corp (Pennsylvania)	3,665
137,887	*	Sterling Financial Corp (Spokane)	4,859
9,257	e	Sumitomo Mitsui Financial Group Inc	52,914
4,903,809		Sumitomo Trust & Banking Co Ltd	29,010
26,980		Summit Bancshares, Inc	897
47,389	*	Sun Bancorp, Inc (New Jersey)	1,039
29,626	e	Sun Bancorp, Inc (Pennsylvania)	683
1,221,505		Suncorp-Metway Ltd	13,537
1,222,213		SunTrust Banks, Inc	86,056
68,000		Suruga Bank Ltd	484
262,583	e	Svenska Handelsbanken	5,464
234,767	e	Svenska Handelsbanken AB (A Shs)	4,918
367		Sydbank a/s	58
1,687,252		Synovus Financial Corp	44,122
18,917		Taylor Capital Group, Inc	454
1,223,886		TCF Financial Corp	37,072
88,411	*	Texas Capital Bancshares, Inc	1,605
264,111		Texas Regional Bancshares, Inc (Class A)	8,211
153,846		TierOne Corp	3,548
3,900		Tokyo Tomin Bank Ltd	70
71,249		Trico Bancshares	1,491
457,553		Trustco Bank Corp NY	5,866
261,224		Trustmark Corp	8,119
14,969,560		U.S. Bancorp	432,620
88,314		U.S.B. Holding Co, Inc	2,233
4,793,631		UBS AG. (Regd)	337,439
114,000	e	UBS AG. (Regd) (New York)	8,018
235,984		UCBH Holdings, Inc	9,220
7,223		UFJ Holdings, Inc	31,654
97,729		UMB Financial Corp	4,659
265,327		Umpqua Holdings Corp	5,986
8,065,819	e	UniCredito Italiano S.p.A.	40,672
51,806		Union Bankshares Corp	1,614
319,972		UnionBanCal Corp	18,946
205,766		United Bankshares, Inc	7,130
182,309		United Community Banks, Inc	4,425
169,911		United Community Financial Corp	1,932
4,229,861		United Overseas Bank Ltd	34,420

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

16,633	e	United Securities Bancshares	$466
6,501	e	United Security Bancshares (California)	142
20,528		Univest Corp of Pennsylvania	837
135,280		Unizan Financial Corp	3,735
1,348		Valiant Holding	112
574,096		Valley National Bancorp	14,662
29,797	*	Virginia Commerce Bancorp	805
47,430		Virginia Financial Group, Inc	1,541
441,728		W Holding Co, Inc	8,393
7,413,038		Wachovia Corp	348,042
18,961	*	Warwick Community Bancorp	627
411,720		Washington Federal, Inc	10,355
87,366		Washington Trust Bancorp, Inc	2,285
12,698		Wayne Bancorp, Inc	361
263,880		Webster Financial Corp	13,033
11,466,195		Wells Fargo & Co	683,729
136,715		Wesbanco, Inc	3,976
67,055		West Bancorporation	1,123
96,049		West Coast Bancorp	2,001
204,142		Westamerica Bancorp	11,205
35,039	*	Western Sierra Bancorp	1,166
2,985,941	*	Westpac Banking Corp	38,348
234,686		Whitney Holding Corp	9,857
40,410		Willow Grove Bancorp, Inc	669
342,860		Wilmington Trust Corp	12,415
42,784	e*	Wilshire Bancorp, Inc	1,291
15,500		Wing Hang Bank Ltd	101
2		Wing Lung Bank Ltd	0
156,950		Wintrust Financial Corp	8,990
40,794		WSFS Financial Corp	2,040
21,314		Yadkin Valley Bank and Trust Co	298
49,506		Yardville National Bancorp	1,441
530,613		Zions Bancorp	32,389

		TOTAL DEPOSITORY INSTITUTIONS	11,530,801

EATING AND DRINKING PLACES - 0.61%
2,314	e*	4	50
449,084		Applebee's International, Inc	11,353
576,623		Aramark Corp (Class B)	13,920
53,939	*	Autogrill S.p.A.	766
8,521	*	Benihana, Inc (Class A)	114
65,787	*	BJ's Restaurants, Inc	1,044
215,156		Bob Evans Farms, Inc	5,844
2,135,580	*	Brinker International, Inc	66,523
3,700	e*	Buca, Inc	16
26,733	*	Buffalo Wild Wings, Inc	750
154,564	*	California Pizza Kitchen, Inc	3,377
300,396		CBRL Group, Inc	10,838
288,831	*	CEC Entertainment, Inc	10,615
383,138	*	CKE Restaurants, Inc	4,234
2,871,650		Compass Group plc	11,458
113,712	e*	Cosi, Inc	608
765,375		Darden Restaurants, Inc	17,849
68,168	e*	Dave & Buster's, Inc	1,294
53,000	*	Domino's Pizza, Inc	779
160,700		Enterprise Inns plc	1,658
124,475		IHOP Corp	4,756
221,294	e*	Jack In The Box, Inc	7,022
368,908	e*	Krispy Kreme Doughnuts, Inc	4,670
132,519		Landry's Restaurants, Inc	3,616
98,096		Lone Star Steakhouse & Saloon, Inc	2,534
7,396	*	Luby's, Inc	49
7,524,434		McDonald's Corp	210,910
3,118,250		Mitchells & Butlers plc	15,362
175,470	*	O'Charley's, Inc	2,860

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

316,886		Outback Steakhouse, Inc	$13,160
157,046	e*	P.F. Chang's China Bistro, Inc	7,615
153,203	e*	Papa John's International, Inc	4,700
508,538		Punch Taverns plc	4,638
206,907	*	Rare Hospitality International, Inc	5,514
72,418	*	Red Robin Gourmet Burgers, Inc	3,162
312,074	e	Ruby Tuesday, Inc	8,698
263,718	*	Ryan's Restaurant Group, Inc	3,914
63		Skylark Co Ltd	1
44,950	e	Sodexho Alliance S.A.	1,189
366,189	*	Sonic Corp	9,385
386,986	*	The Cheesecake Factory, Inc	16,795
140,200	*	The Steak N Shake Co	2,395
86,022	e	Triarc Cos (Class A)	983
141,408		Triarc Cos (Class B)	1,622
546,671		Wendy's International, Inc	18,368
189,893		Whitbread plc	2,831
2,336,828		Yum! Brands, Inc	95,015

		TOTAL EATING AND DRINKING PLACES	614,854

EDUCATIONAL SERVICES - 0.19%
914,153	*	Apollo Group, Inc (Class A)	67,071
32		Benesse Corp	1
1,374,342	*	Career Education Corp	39,073
2,356,206	*	Corinthian Colleges, Inc	31,762
288,376	*	DeVry, Inc	5,972
40,574	*	Educate, Inc	478
511,167	*	Education Management Corp	13,617
223,718	*	ITT Educational Services, Inc	8,065
170,527	*	Laureate Education, Inc	6,347
59,219	*	Learning Tree International, Inc	835
97,213	*	Princeton Review, Inc	729
106,550		Strayer Education, Inc	12,254
83,698	*	Universal Technical Institute, Inc	2,526

		TOTAL EDUCATIONAL SERVICES	188,730

ELECTRIC, GAS, AND SANITARY SERVICES - 3.90%
3,310,348	*	AES Corp	33,070
314,024		AGL Resources, Inc	9,663
267,635		Aguas de Barcelona S.A. (A Shs)	4,703
8,036		Alinta Ltd	44
1,414,047	e*	Allegheny Energy, Inc	22,568
152,266		Allete, Inc	4,949
525,023		Alliant Energy Corp	13,063
2,204,092	*	Allied Waste Industries, Inc	19,506
1,215,501		Ameren Corp	56,095
2,109,347		American Electric Power Co, Inc	67,415
95,565		American States Water Co	2,380
55,435		Amga S.p.A.	93
462,247		Aqua America, Inc	10,220
1,228,012	*	Aquila, Inc	3,831
394,026		Atmos Energy Corp	9,926
1,302,554		Australian Gas Light Co Ltd	12,596
418,207		Avista Corp	7,570
1,484		AWG plc (UK)	18
386	*	Beacon Power Corp	0
11,368,664		BG Group plc	76,323
270,217		Black Hills Corp	7,507
99,320		California Water Service Group	2,917
6,157,442	e*	Calpine Corp	17,857
70,078		Cascade Natural Gas Corp	1,488
114,476	*	Casella Waste Systems, Inc (Class A)	1,355
1,296,113		Centerpoint Energy, Inc	13,428
73,325		Central Vermont Public Service Corp	1,475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

2,366,368		Centrica plc	$10,748
95,579		CH Energy Group, Inc	4,378
10,559		Chesapeake Utilities Corp	265
1,076,229		Chubu Electric Power Co, Inc	22,752
1,197,272		Cinergy Corp	47,412
1,553,890		Citizens Communications Co	20,807
27,950	e*	Clean Harbors, Inc	326
277,946		Cleco Corp	4,792
2,454,145		CLP Holdings Ltd	14,036
1,073,961	*	CMS Energy Corp	10,224
51,323		Connecticut Water Service, Inc	1,357
1,283,621		Consolidated Edison, Inc	53,963
982,189		Constellation Energy Group, Inc	39,130
746,087		Contact Energy Ltd	3,046
8,883	e	Crosstex Energy, Inc	365
12		Daiseki Co Ltd	0
1,666,278		Dominion Resources, Inc	108,725
600,868		DPL, Inc	12,366
1,315,981		DTE Energy Co	55,521
5,024,459		Duke Energy Corp	115,010
445,843	e	Duquesne Light Holdings, Inc	8,007
69,045	*	Duratek, Inc	1,228
2,015,088	*	Dynegy, Inc (Class A)	10,055
4,135,643		E.ON AG.	305,106
1,977,822		Edison International	52,432
3,085,708		El Paso Corp	28,358
299,475	*	El Paso Electric Co	4,813
1,893		Electrabel S.A.	680
120,000		Electric Power Development Co	2,940
4,250,586		Electricidade de Portugal S.A.	12,406
145,883		Empire District Electric Co	2,998
4,748,419	e	Enagas	56,793
827,447	e	Endesa S.A.	15,754
2,091,429		Enel S.p.A.	17,092
284,659		Energen Corp	14,674
710,617		Energy East Corp	17,893
42,903		EnergySouth, Inc	1,169
2,318,499		Entergy Corp	140,524
495,858		Equitable Resources, Inc	26,930
5,050,494		Exelon Corp	185,303
278		Exmar NV	14
1,684,179	e	FirstEnergy Corp	69,186
1,224,078		FPL Group, Inc	83,629
406,178		Great Plains Energy, Inc	11,840
471,696		Hawaiian Electric Industries, Inc	12,519
714,100		Hokkaido Electric Power Co, Inc	12,783
6,818,199		Hong Kong & China Gas Co Ltd	12,722
1,429,011		Hong Kong Electric Holdings Ltd	6,341
268,322		Idacorp, Inc	7,797
68,503		Kansai Electric Power Co, Inc	1,208
1,121,896		Kelda Group plc	10,871
867,575		KeySpan Corp	34,009
471,541		Kinder Morgan, Inc	29,622
661,862		Kurita Water Industries Ltd	8,978
809,304		Kyushu Electric Power Co, Inc	15,163
127,639		Laclede Group, Inc	3,731
593,803		MDU Resources Group, Inc	15,635
112,357		MGE Energy, Inc	3,575
67,490		Middlesex Water Co	1,209
70,723	b,e*	Mirant Corp	29
572,787		National Fuel Gas Co	16,227
4,422,012		National Grid Transco plc	37,309
230,652		New Jersey Resources Corp	9,549
162,849		NGC Holdings Ltd	341
342,048	e	Nicor, Inc	12,553
1,766,474		NiSource, Inc	37,114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

314,962		NiSource, Inc	$803
1,964,200	e	Nissin Co Ltd	4,224
677,295		Northeast Utilities	13,133
41,279		Northumbrian Water Group plc	110
163,249		Northwest Natural Gas Co	5,180
572,007	*	NRG Energy, Inc	15,410
298,765		NSTAR	14,669
99,003	*	NUI Corp	1,321
493,529		OGE Energy Corp	12,452
700		Okinawa Electric Power Co, Inc	29
620,687		Oneok, Inc	16,150
5,358,445		Osaka Gas Co Ltd	14,585
175,328		Otter Tail Corp	4,471
17,220		Pacific Hydro Ltd	40
7,270		Pennon Group plc	113
217,854		Peoples Energy Corp	9,080
962,983		Pepco Holdings, Inc	19,163
3,422,550	*	PG&E Corp	104,046
215,370		Piedmont Natural Gas Co, Inc	9,463
625,916		Pinnacle West Capital Corp	25,976
366,204		PNM Resources, Inc	8,243
1,436,311		PPL Corp	67,765
1,516,106		Progress Energy, Inc	64,192
496,039	*	Progress Energy, Inc (Cvo)	5
2,158,575		Public Service Enterprise Group, Inc	91,955
564,570		Puget Energy, Inc	12,816
37,809		Puma AG. Rudolf Dassler Sport	10,130
442,096		Questar Corp	20,257
1,456,946	*	Reliant Resources, Inc	13,593
808,670		Republic Services, Inc	24,066
107,770		Resource America, Inc (Class A)	2,542
752,387		RWE AG.	35,958
582,774		SCANA Corp	21,761
122,378		Scottish & Southern Energy plc	1,725
3,444,658		Scottish Power plc	26,336
55,136	*	SEMCO Energy, Inc	303
2,562,179		Sempra Energy	92,725
834,000		Shun TAK Holdings Ltd	447
719,896	e*	Sierra Pacific Resources	6,443
39,973		SJW Corp	1,320
1,185,873	e	Snam Rete Gas S.p.A.	5,729
78,097		South Jersey Industries, Inc	3,729
4,320,251		Southern Co	129,521
481,964	*	Southern Union Co	9,880
252,042		Southwest Gas Corp	6,036
99,161		Southwest Water Co	1,215
211,104	*	Stericycle, Inc	9,690
526,401	e	Suez S.A.(France)	11,284
888,447	e	TECO Energy, Inc	12,021
73,476		Texas Genco Holdings, Inc	3,428
611,470		Tohoku Electric Power Co, Inc	10,086
1,318,741		Tokyo Electric Power Co, Inc	28,357
913,311	e	Tokyo Gas Co Ltd	3,240
84,050		Tomra Systems ASA	317
401,630	e	TransAlta Corp	5,233
1,929,368		TXU Corp	92,455
295,135		UGI Corp	10,997
99,695		UIL Holdings Corp	4,904
179,527	e	Union Fenosa S.A.	4,078
250,182		Unisource Energy Corp	6,092
6,700		United Utilities plc	136
262,929		United Utilities plc	2,643
1,046,596		United Utilities plc (A Shs)	6,950
9,800		Unitil Corp	265
371,552		Vectren Corp	9,356
4,274,480	e*	Vivendi Universal S.A.	109,523

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

284,812	*	Waste Connections, Inc	$9,023
145,320		Waste Management NZ Ltd	519
5,128,292		Waste Management, Inc	140,208
11,320		West Japan Railway Co	44,165
415,475		Westar Energy, Inc	8,393
292,688		Western Gas Resources, Inc	8,368
281,946		WGL Holdings, Inc	7,968
3,945,117		Williams Cos, Inc	47,736
813,621		Wisconsin Energy Corp	25,955
212,591		WPS Resources Corp	9,564
2,300,440		Xcel Energy, Inc	39,844
47,138,000	*	Xinao Gas Holdings Ltd	24,028

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,910,328

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.00%
8,340,758	*	ABB Ltd	50,898
150,271	*	Actel Corp	2,284
204,185	e*	Acterna Corp	0
295,437		Adtran, Inc	6,701
148,427	*	Advanced Energy Industries, Inc	1,379
460,290	*	Advanced Fibre Communications, Inc	7,319
1,698,813	e*	Advanced Micro Devices, Inc	22,085
407,165	e	Advantest Corp	24,198
402,422	*	Aeroflex, Inc	4,254
3,881,816	*	Agere Systems, Inc (Class A)	4,076
9,093,678	*	Agere Systems, Inc (Class B)	9,276
385		Agresso NV Unit 4	5
6,547	e*	Aixtron AG.	30
1,844,342	e*	Alcatel S.A.	21,555
136,132	*	Alcatel S.A. (Spon ADR)	1,597
133,071	*	Alliance Semiconductor Corp	460
466,000		Alps Electric Co Ltd	5,551
6,938,410	*	Alstom	4,136
2,996,530	e*	Altera Corp	58,642
827,764		American Power Conversion Corp	14,395
139,780	*	American Superconductor Corp	1,736
352,301		Ametek, Inc	10,682
177,487	*	AMIS Holdings, Inc	2,400
943,391	e*	Amkor Technology, Inc	3,443
345,604	*	Amphenol Corp (Class A)	11,840
1,858,875		Analog Devices, Inc	72,087
139,803	*	Anaren Microwave, Inc	1,882
116,054	*	Applica, Inc	469
1,612,818	*	Applied Micro Circuits Corp	5,048
59,120		Applied Signal Technology, Inc	1,891
199,297		ARM Holdings plc	301
619,592	*	Arris Group, Inc	3,234
202,766	*	Artesyn Technologies, Inc	2,024
139,208	*	Artisan Components, Inc	4,052
588,000		ASM Pacific Technology Ltd	1,927
492,843	e*	ASML Holding NV	6,341
53,728	e*	Atheros Communications, Inc	548
611,047	*	ATI Technologies, Inc	9,357
2,777,037	*	Atmel Corp	10,053
189,651	*	ATMI, Inc	3,884
495,096	e*	Avanex Corp	1,010
253,761		AVX Corp	3,007
60	*	AXT, Inc	0
213,915		Baldor Electric Co	5,061
6,816	*	Ballard Power Systems, Inc	50
7,380		Bang & Olufsen a/s	430
5,647		Barco NV	485
81,190		Bel Fuse, Inc (Class B)	2,686
251,690	*	Benchmark Electronics, Inc	7,500
27,867	e*	Bookham, Inc	181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

3,246	*	Brillian Corp	$14
1,549,467	*	Broadcom Corp (Class A)	42,285
221,643		C&D Technologies, Inc	4,216
124,384	*	California Micro Devices Corp	961
360,578	*	Capstone Turbine Corp	552
121,317	*	Carrier Access Corp	843
37,178	*	Catapult Communications Corp	700
411,908	*	C-COR, Inc	3,481
629,385	*	Celestica, Inc	7,982
43,858	*	Celestica, Inc (U.S.)	557
2,656	*	Centillium Communications, Inc	6
96,749	*	Ceradyne, Inc	4,248
42,323	*	Ceva, Inc	334
644,000	*	Chartered Semiconductor Manufacturing Ltd	394
228,587	*	Checkpoint Systems, Inc	3,559
30,624	*	Cherokee International Corp	257
2,991,781	*	CIENA Corp	5,924
6,406	e*	ClearOne Communications, Inc	32
7,730		Computacenter plc	47
86,816	*	Comtech Telecommunications	2,353
1,716,600	*	Comverse Technology, Inc	32,324
2,986,353	*	Conexant Systems, Inc	4,808
3,379,749	e*	Corvis Corp	2,704
384,192	e*	Cree, Inc	11,729
218,148		CTS Corp	2,749
98,328		Cubic Corp	2,252
619,745	*	Cypress Semiconductor Corp	5,479
1,268,309		Datang International Power Generation Co Ltd	1,033
89,119	*	DDi Corp	452
93,815	*	Digital Theater Systems, Inc	1,712
43,261	*	Diodes, Inc	1,114
194,980	*	Ditech Communications Corp	4,366
58,970	e*	Drexler Technology Corp	540
179,259	*	DSP Group, Inc	3,773
193,309	*	Dupont Photomasks, Inc	3,294
982,623	e*	Eagle Broadband, Inc	707
21,000		Elec & Eltek International Co Ltd	60
173,465	*	Electro Scientific Industries, Inc	3,010
485,783	*	Electrocomponents plc	2,734
384,439	e	Electrolux AB Series B	7,023
223	*	Emcore Corp	0
2,248,514		Emerson Electric Co	139,161
94,921	*	Emerson Radio Corp	252
66,501	*	EMS Technologies, Inc	1,147
413,136	*	Energizer Holdings, Inc	19,046
118,056	e*	Energy Conversion Devices, Inc	1,565
1		Energy Developments Ltd	0
282,407	*	Entegris, Inc	2,355
53,531	*	Epcos AG.	811
249,164	*	ESS Technology, Inc	1,707
247,834	*	Exar Corp	3,509
564,094	*	Fairchild Semiconductor International, Inc	7,993
1,139,466	e*	Finisar Corp	1,481
416,116		Fisher & Paykel Appliances Holdings Ltd	1,136
154,133		Fisher & Paykel Healthcare Corp	1,583
110,329		Franklin Electric Co, Inc	4,369
200,000	*	Freescale Semiconductor, Inc	2,860
259,768	e*	FuelCell Energy, Inc	2,663
2,958,808	e	Fujitsu Ltd	17,101
660	*	Furukawa Electric Co Ltd	3
1,651,166	*	Gemstar-TV Guide International, Inc	9,329
67,865,216		General Electric Co	2,278,914
195,347	*	Genesis Microchip, Inc	2,637
74,977	*	Genlyte Group, Inc	4,828
1,860		Germanos S.A.	44
5,460		GFI Informatique	34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

591,020	*	GrafTech International Ltd	$8,245
1,261		Groupe Steria SCA	39
308,606		Harman International Industries, Inc	33,252
440,150	*	Harmonic, Inc	2,927
358,776		Harris Corp	19,711
163,915		Helix Technology Corp	2,228
180,117	*	Hexcel Corp	2,489
66,500		Hirose Electric Co Ltd	6,064
5,000		Horiba Ltd	66
292,470		Hubbell, Inc (Class B)	13,111
152,827	*	Hutchinson Technology, Inc	4,085
7,100		Ines Corp	64
104,338	*	Inet Technologies, Inc	1,313
719,896	e*	Infineon Technologies AG.	7,350
2,700		Information Services International-Dentsu Ltd	31
6,061	*	Innovex, Inc	25
426,629	*	Integrated Circuit Systems, Inc	9,173
713,370	*	Integrated Device Technology, Inc	6,798
214,217	*	Integrated Silicon Solution, Inc	1,557
40,793,083		Intel Corp	818,309
368,708	*	Interdigital Communications Corp	6,017
469,597	*	International Rectifier Corp	16,107
722,122		Intersil Corp (Class A)	11,503
179,820		Inter-Tel, Inc	3,888
216,021	*	InterVoice, Inc	2,327
110,243	*	IXYS Corp	792
956,319	*	Jabil Circuit, Inc	21,995
2,800		Japan Digital Laboratory Co Ltd	31
7,435,418	*	JDS Uniphase Corp	25,057
1,791,909		Johnson Electric Holdings Ltd	1,758
529,087	*	Kemet Corp	4,280
4,230,310		Kidde plc	9,454
166,000		Koha Co Ltd	3,750
2,689,553		Koninklijke Philips Electronics NV	61,597
430,144	*	Kopin Corp	1,751
11,398	*	Kudelski S.A. (Br)	324
108,000	e*	Kuroda Electric Co Ltd	2,092
587,698	e	Kyocera Corp	41,325
474,563		L-3 Communications Holdings, Inc	31,796
277		Laird Group plc	2
1,066,234	*	Lattice Semiconductor Corp	5,235
18,300		LG Electronics, Inc	1,052
61,924	*	Lifeline Systems, Inc	1,512
3,143,621	e	Linear Technology Corp	113,925
170,134	*	Littelfuse, Inc	5,875
111,774		LSI Industries, Inc	1,167
2,276,164	*	LSI Logic Corp	9,810
11,800	e	Mabuchi Motor Co Ltd	846
107,199	*	Magnetek, Inc	801
526,456	*	Marvell Technology Group Ltd	13,756
4,574,679	e	Matsushita Electric Industrial Co Ltd	61,057
603,350		Matsushita Electric Industrial Co Ltd (Spon ADR)	8,097
872,773		Matsushita Electric Works Ltd	6,897
241,917	*	Mattson Technology, Inc	1,860
2,445,136		Maxim Integrated Products, Inc	103,405
371,616		Maytag Corp	6,827
895,258	e*	McData Corp (Class A)	4,503
78,921	e*	Medis Technologies Ltd	887
374,250	*	MEMC Electronic Materials, Inc	3,174
132,492	*	Mercury Computer Systems, Inc	3,567
100,452	*	Merix Corp	1,041
210,690		Methode Electronics, Inc	2,695
66,544	*	Metrologic Instruments, Inc	1,055
465,708	*	Micrel, Inc	4,848
1,354,108		Microchip Technology, Inc	36,344
6,804,973	e*	Micron Technology, Inc	81,864

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

134,352	*	Micronas Semiconductor Holdings, Inc	$5,702
362,238	*	Microsemi Corp	5,108
273,829	*	Microtune, Inc	1,446
92,681	e*	Microvision, Inc	549
1,700		Mimasu Semiconductor Industry Co Ltd	22
222,815	*	MIPS Technologies, Inc	1,270
64,000	*	Mitsubishi Cable Industries Ltd	71
3,237,024		Mitsubishi Electric Corp	15,361
136,001	*	Mobility Electronics, Inc	1,121
28,646	*	Mobistar S.A.	2,046
493,987		Molex, Inc	14,731
200,465		Molex, Inc (Class A)	5,274
140,177	*	Monolithic System Technology, Inc	608
158,116	*	Moog, Inc (Class A)	5,740
18,501,915		Motorola, Inc	333,775
678,945	*	MRV Communications, Inc	1,697
368,956		Murata Manufacturing Co Ltd	17,742
249,935	*	Mykrolis Corp	2,517
28,647		National Presto Industries, Inc	1,198
1,842,765		National Semiconductor Corp	28,544
1,607,946		NEC Corp	9,614
586,600	e	NEC Electronics Corp	29,965
404,021	e	Nexans S.A.	13,714
499,581		NGK Spark Plug Co Ltd	5,204
2,200		Nihon Dempa Kogyo Co Ltd	45
8,600		Nihon Unisys Ltd	65
6,000		Nippon Chemi-Con Corp	30
161,830		Nitto Denko Corp	7,444
277,153	*	NMS Communications Corp	1,353
10,319,948		Nokia Oyj	142,017
9,838,652	*	Nortel Networks Corp	33,274
2,501,291	*	Nortel Networks Corp (U.S.)	8,504
1,640,080	*	Novellus Systems, Inc	43,610
995,042	*	Nvidia Corp	14,448
225,000	*	Oki Electric Industry Co Ltd	696
382,747	e*	Omnivision Technologies, Inc	5,416
729,275	*	ON Semiconductor Corp	2,283
1		Onex Corp	0
397,368	*	Openwave Systems, Inc	3,505
655,791	*	Oplink Communications, Inc	1,174
118,878	*	Optical Communication Products, Inc	248
82,419	e*	OSI Systems, Inc	1,327
150,375	*	Paradyne Networks, Inc	692
107,949		Park Electrochemical Corp	2,289
2,316	e*	Parkervision, Inc	9
5,723	*	Pemstar, Inc	10
130,617	*	Pericom Semiconductor Corp	1,262
274,382	*	Photronics, Inc	4,560
104,991		Pioneer Corp	2,191
247,769	*	Pixelworks, Inc	2,480
252,687		Plantronics, Inc	10,926
265,826	*	Plexus Corp	2,935
290,468	e*	Plug Power, Inc	1,862
122,855	*	PLX Technology, Inc	886
909,750	*	PMC-Sierra, Inc	8,015
515,649	e*	Polycom, Inc	10,220
44,773	*	Powell Industries, Inc	754
168,327	*	Power Integrations, Inc	3,439
396,894	*	Power-One, Inc	2,572
563,263	*	Powerwave Technologies, Inc	3,470
250,636	e*	Proxim Corp (Class A)	201
74,546		Psion plc	70
545,919	*	QLogic Corp	16,165
11,635,210		Qualcomm, Inc	454,239
426,310	*	Rambus, Inc	6,689
44,967		Raven Industries, Inc	1,999

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

270,824	*	Rayovac Corp	$7,136
50,607	b,e*	Read-Rite Corp	0
183,698		Regal-Beloit Corp	4,444
384,117	*	Remec, Inc	1,809
1,360,582	*	RF Micro Devices, Inc	8,626
14,840		Richardson Electronics Ltd	143
914,684		Rockwell Collins, Inc	33,971
103,746	*	Rogers Corp	4,408
213,557	e	Rohm Co Ltd	21,469
5,030		Samsung Electronics Co Ltd	2,001
5,904,849	*	Sanmina-SCI Corp	41,629
1,351,099		Sanyo Electric Co Ltd	4,376
395,800		Satyam Computer Services Ltd	3,247
268,565	*	SBA Communications Corp	1,880
91,563	*	SBS Technologies, Inc	1,117
200,040		Schneider Electric S.A.	12,932
786,351		Scientific-Atlanta, Inc	20,382
179,338	e*	Seachange International, Inc	2,868
365,052	*	Semtech Corp	6,998
847,550		Sharp Corp	11,658
3,400		Shinkawa Ltd	60
186,421	*	Sigmatel, Inc	3,954
567,225	*	Silicon Image, Inc	7,170
632,626	*	Silicon Laboratories, Inc	20,934
497,622	*	Silicon Storage Technology, Inc	3,170
36,985	*	Siliconix, Inc	1,325
137,320	*	Sipex Corp	721
6,128,623	e*	Sirius Satellite Radio, Inc	19,612
976,993	*	Skyworks Solutions, Inc	9,281
103,559		Smith (A.O.) Corp	2,522
91,682	*	Sonus Networks, Inc	516
1,651,070	e	Sony Corp	56,326
131,578	e*	Spatialight, Inc	776
114,467		Spectralink Corp	1,087
48,297	*	Staktek Holdings, Inc	188
151,846	*	Standard Microsystems Corp	2,659
65,000		Stanley Electric Co Ltd	911
165,940	*	STATS ChipPAC Ltd (Spon ADR)	992
442,500		STMicroelectronics NV	7,646
4,571,945	e	STMicroelectronics NV	78,816
81,400	*	Stoneridge, Inc	1,148
517,007	*	Stratex Networks, Inc	1,158
1,886,791		Sumitomo Electric Industries Ltd	16,743
3,906	*	Suntron Corp	19
297,276	*	Superconductor Technologies	324
65,587	*	Supertex, Inc	1,274
1,492,026	*	Sycamore Networks, Inc	5,640
280,847	*	Symmetricom, Inc	2,657
170,069	*	Synaptics, Inc	3,429
52,022,574		Taiwan Semiconductor Manufacturing Co Ltd	66,311
2,720,242	e	Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	19,423
753,060		Taiyo Yuden Co Ltd	7,803
182,943		TDK Corp	12,183
1,033	*	Techem AG.	28
269,853	*	Technitrol, Inc	5,262
307,533	*	Tekelec	5,130
2,200,276	*	Tellabs, Inc	20,221
404,852	*	Terayon Communication Systems, Inc	858
185,711	*	Tessera Technologies, Inc	4,104
9,220,235		Texas Instruments, Inc	196,207
358,648		Thomas & Betts Corp	9,619
112,350	e	Thomson	2,353
85,712	*	Three-Five Systems, Inc	235
20,000		Toko, Inc	61
222,569		Tokyo Electron Ltd	10,844
2,853	*	Tollgrade Communications, Inc	25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

3,690,077	e	Toshiba Corp	$13,560
4,722		Towa Corp	37
909,550	e*	Transmeta Corp	1,146
112,173	*	Trident Microsystems, Inc	1,130
194,428	e*	Tripath Technology, Inc	331
835,898	*	Triquint Semiconductor, Inc	3,260
19,633		TT electronics plc	62
288,361	*	TTM Technologies, Inc	2,564
68,058	*	Ulticom, Inc	1,005
81,576	*	Ultralife Batteries, Inc	830
4,614	e*	UMC Japan	2,323
5,676		Unaxis Holding AG. (Regd)	500
25,000		Uniden Corp	525
120,116	e*	Universal Display Corp	1,011
97,120	*	Universal Electronics, Inc	1,630
445,627	e*	Utstarcom, Inc	7,179
353,755	e*	Valence Technology, Inc	1,217
221,697	*	Varian Semiconductor Equipment Associates, Inc	6,850
160,498		Venture Corp Ltd	1,573
875,821	*	Verso Technologies, Inc	832
143,685	*	Viasat, Inc	2,888
121,048		Vicor Corp	1,224
50,767	*	Virage Logic Corp	626
703,644	*	Vishay Intertechnology, Inc	9,077
1,490,903	e*	Vitesse Semiconductor Corp	4,070
293,312	*	Westell Technologies, Inc	1,516
338,541		Whirlpool Corp	20,343
71,256	*	White Electronic Designs Corp	349
143,777	*	Wilson Greatbatch Technologies, Inc	2,572
63,916		Wipro Ltd	829
67,202		Woodhead Industries, Inc	927
2,204,302	e	Xilinx, Inc	59,516
837	e*	Yahoo Japan Corp	3,691
256,122		Yamaha Corp	3,897
2,100,000		YTL Power International	978
265,694	*	Zhone Technologies, Inc	816

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,022,465

ENGINEERING AND MANAGEMENT SERVICES - 0.90%
5,388	e*	aaiPharma, Inc	8
150,973	*	Accelrys, Inc	984
1,143,106	*	Accenture Ltd (Class A)	30,921
123,432	*	Advisory Board Co	4,147
322,171	e*	Affymetrix, Inc	9,894
216,663	*	Answerthink, Inc	1,159
224,148	e*	Antigenics, Inc	1,352
464,211	*	Applera Corp (Celera Genomics Group)	5,427
317,535	*	Ariad Pharmaceuticals, Inc	2,124
273,422	e*	Axonyx, Inc	1,545
54,243		Babcock International Group	119
3,553	*	Baker (Michael) Corp	56
1,941,307	*	BearingPoint, Inc	17,355
5		Bellsystem 24, Inc	1
552,004	*	Celgene Corp	32,143
411,326	*	Century Business Services, Inc	1,847
2,942	*	CGI Group, Inc (Class A)	20
53,506	*	Charles River Associates, Inc	2,049
184,377	*	Ciphergen Biosystems, Inc	719
78,571	*	Cornell Cos, Inc	974
452,319		Corporate Executive Board Co	27,700
249,973	*	Corrections Corp Of America	8,839
358,785	*	Covance, Inc	14,341
272,610	e*	CuraGen Corp	1,499
214,179	e*	CV Therapeutics, Inc	2,677
409,980	e*	Decode Genetics, Inc	3,087

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

54,541	b*	Deltagen, Inc	$3
153,738	*	DiamondCluster International, Inc	1,876
314,237	*	Digitas, Inc	2,429
10,031	*	Discovery Partners International, Inc	48
174,070	*	Diversa Corp	1,453
177,354	*	Dyax Corp	1,355
297,956	*	eResearch Technology, Inc	3,972
11,665	*	Exact Sciences Corp	38
479,172	*	Exelixis, Inc	3,862
12,663	*	Exponent, Inc	349
296,739	*	Exult, Inc	1,561
99,442	*	First Consulting Group, Inc	471
393,573		Fluor Corp	17,522
86,054	*	Forrester Research, Inc	1,311
255,004	e*	FTI Consulting, Inc	4,820
291,781	*	Gartner, Inc (Class A)	3,411
206,963	*	Gartner, Inc (Class B)	2,390
136,833	*	Gene Logic, Inc	509
53,439	*	Genencor International, Inc	858
288,880	*	Gen-Probe, Inc	11,518
2,294,127		Halliburton Co	77,289
174,143	*	Hewitt Associates, Inc	4,608
424,680	e*	Incyte Corp	4,090
41,491	*	Infrasource Services, Inc	436
30,000	f*	International Hydron Liquidating Trust	1
694,152	*	Jacobs Engineering Group, Inc	26,579
2,558	*	Kendle International, Inc	14
131,239	*	Keryx Biopharmaceuticals, Inc	1,469
157,201	*	Kosan Biosciences, Inc	905
51,088		Landauer, Inc	2,398
45,442	*	LECG Corp	768
445,250	*	Lexicon Genetics, Inc	2,934
209,374	*	Lifecell Corp	2,094
153,887	*	Luminex Corp	1,097
190,962	e*	Maxim Pharmaceuticals, Inc	510
102,140	*	MAXIMUS, Inc	2,943
152,228	*	Maxygen, Inc	1,506
24,422		Michael Page International plc	81
6,751,354		Monsanto Co	245,884
767,872	e	Moody's Corp	56,247
41,590	*	MTC Technologies, Inc	1,149
168,532	e*	Myriad Genetics, Inc	2,882
279,289	*	Navigant Consulting, Inc	6,133
99,122	e*	Neopharm, Inc	848
62,105	*	Newtek Business Services, Inc	242
366,807	e*	Oscient Pharmaceuticals Corp	1,302
160,372	*	Parexel International Corp	3,143
1,911,986		Paychex, Inc	57,646
49,000	*	Penta-Ocean Construction Co Ltd	74
155,490	*	Per-Se Technologies, Inc	2,133
249,401	e*	Pharmaceutical Product Development, Inc	8,978
475,021	e*	Pharmos Corp	1,368
239,977	e*	PRG-Schultz International, Inc	1,377
771,705		Quest Diagnostics, Inc	68,080
144,467	*	Regeneration Technologies, Inc	1,159
253,755	*	Regeneron Pharmaceuticals, Inc	2,203
54,808	*	Repligen Corp	103
14,026	e*	Research Frontiers, Inc	89
140,676	*	Resources Connection, Inc	5,315
82,911	*	Rigel Pharmaceuticals, Inc	2,098
4,971	*	Sangamo Biosciences, Inc	24
48,023	*	Savient Pharmaceuticals, Inc	110
217,411	*	Seattle Genetics, Inc	1,428
603,563		SembCorp Industries Ltd	527
2,067,610		Servicemaster Co	26,589
74,992	*	SFBC International, Inc	1,973

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

844,300		Singapore Technologies Engineering Ltd	$1,053
23,612		SNC-Lavalin Group, Inc	902
94,996	*	Sourcecorp	2,103
170,801	*	Symyx Technologies, Inc	4,022
27,439		Teixeira Duarte - Engenharia Construcoes S.A.	40
43,494	e*	Tejon Ranch Co	1,638
281,671	*	Telik, Inc	6,281
327,737	*	Tetra Tech, Inc	4,152
182,676	*	Transkaryotic Therapies, Inc	3,239
67,510	*	TRC Cos, Inc	1,267
125,346	e*	Trimeris, Inc	1,886
186,019	*	URS Corp	4,963
76,042		Vedior NV	1,176
136,181	*	Ventiv Health, Inc	2,308
213,949	*	Washington Group International, Inc	7,407
198,334		Watson Wyatt & Co Holdings	5,216

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	907,222

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%
1,750,000		Citiraya Industries Ltd	884

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	884

FABRICATED METAL PRODUCTS - 0.70%
176,272	*	Alliant Techsystems, Inc	10,664
788,100	e	Amcor Ltd	4,099
403,266		Assa Abloy AB (B Shs)	5,055
812,305		Ball Corp	30,405
65,922		Boehler-Uddeholm AG.	6,087
90,443		CIRCOR International, Inc	1,764
178,631		Commercial Metals Co	7,095
246,047		Crane Co	7,116
1,290,311	*	Crown Holdings, Inc	13,303
1,245,882		Danaher Corp	63,889
43,232	*	Drew Industries, Inc	1,550
739,345	e	European Aeronautic Defense & Space Co	19,587
816,064		Fortune Brands, Inc	60,462
22,332		Geberit AG. (Regd)	17,348
555	*	Georg Fischer AG. (Regd)	138
345,750		GKN plc	1,344
237,632	*	Griffon Corp	5,014
54,066		Gulf Island Fabrication, Inc	1,206
255,267		Harsco Corp	11,461
2,916,000		Hitachi Cable Ltd	11,006
1,747,325		Illinois Tool Works, Inc	162,798
154,715	*	Intermagnetics General Corp	3,582
464,146	*	Jacuzzi Brands, Inc	4,317
302,778		JS Group Corp	5,536
5,270	*	Ladish Co, Inc	48
35,737		Lifetime Hoan Corp	531
4,405,637		Masco Corp	152,127
25,807	*	Material Sciences Corp	348
83,657	*	Mobile Mini, Inc	2,075
149,465	*	NCI Building Systems, Inc	4,768
585,000	e	NHK Spring Co Ltd	4,241
202,950		Novar plc	426
64,500		Oiles Corp	1,337
117,281	*	Raytech Corp	212
364,726	*	Shaw Group, Inc	4,377
67,360		Silgan Holdings, Inc	3,119
108,316		Simpson Manufacturing Co, Inc	6,846
208,722		SMC Corp	19,979
352,674		Snap-On, Inc	9,720
334,439		Stanley Works	14,224
34,000		Starrett (L.S.) Co (Class B)	519

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

132,489		Sturm Ruger & Co, Inc	$1,194
155,057	e*	Taser International, Inc	5,822
590,431	e*	Tower Automotive, Inc	1,234
579,400		Toyo Seikan Kaisha Ltd	8,947
96,303		Valmont Industries, Inc	2,010
19,156	*	Water Pik Technologies, Inc	285
174,291		Watts Water Technologies, Inc (Class A)	4,680

		TOTAL FABRICATED METAL PRODUCTS	703,895

FISHING, HUNTING, AND TRAPPING - 0.00%
27,500	*	Omega Protein Corp	212

		TOTAL FISHING, HUNTING, AND TRAPPING	212

FOOD AND KINDRED PRODUCTS - 3.12%
2,453,059		Ajinomoto Co, Inc	28,044
97,343	e	American Italian Pasta Co (Class A)	2,546
5,214,424		Anheuser-Busch Cos, Inc	260,460
2,723,391		Archer Daniels Midland Co	46,243
7,320		Ariake Japan Co Ltd	190
227,494		Asahi Breweries Ltd	2,316
85,750	*	Boston Beer Co, Inc (Class A)	2,161
121,819		Bunge Ltd	4,870
678,989		Cadbury Schweppes plc	5,222
127,968	e	Cal-Maine Foods, Inc	1,404
1,128,880		Campbell Soup Co	29,678
1,049		Carlsberg a/s	49
14,308		Carlsberg a/s (A Shs)	616
1,843,789		Coca-Cola Amatil Ltd	9,376
24,518		Coca-Cola Bottling Co Consolidated	1,324
11,959,479		Coca-Cola Co	478,977
1,542,370		Coca-Cola Enterprises, Inc	29,151
598,013		Coca-Cola Hellenic Bottling Co S.A.	12,879
66,000		Coca-Cola West Japan Co Ltd	1,605
12,585	e	Colruyt Nv-Bonus Rights	1,766
2,768,817		Conagra Foods, Inc	71,186
669,236	*	Constellation Brands, Inc (Class A)	25,471
203,336		Coors (Adolph) Co (Class B)	13,811
222,351		Corn Products International, Inc	10,250
91,045	*	Cott Corp	2,655
315,614	e	Danisco a/s	16,646
489,696	*	Darling International, Inc	2,111
118,448		DCC plc	2,170
1,614,591	*	Dean Foods Co	48,470
959,024	*	Del Monte Foods Co	10,060
8,668,016		Diageo plc	108,228
146,400		Diageo plc (Spon ADR)	7,383
163	e	Dreyer's Grand Ice Cream Holdings, Inc	13
4,997		Ebro Puleva S.A.	59
48,342		Farmer Brothers Co	1,292
270,838		Flowers Foods, Inc	7,001
2,282,461	e	Foster's Group Ltd	7,820
250,607		Fraser & Neave Ltd	2,069
1,932,245	e	General Mills, Inc	86,758
73,546,000		Global Bio-Chem Technology Group Co Ltd	56,116
144,946		Greencore Group plc	506
7,383		Greene King plc	139
250,627	e	Groupe Danone	19,704
2,083,784		H.J. Heinz Co	75,058
36,196	e*	Hansen Natural Corp	873
66,960	e	Heineken NV	2,016
661,828	*	Hercules, Inc	9,431
4,350		Hermes International	825
871,756		Hershey Foods Corp	40,720
410,417		Hormel Foods Corp	10,991

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

104,334		InBev	$3,478
58,419	e*	Interstate Bakeries Corp	228
46,000		Ito En Ltd	2,008
38,533	*	J & J Snack Foods Corp	1,652
60,316		J. Sainsbury plc	278
272,911		J.M. Smucker Co	12,120
19,000		J-Oil Mills, Inc	74
1,322,836		Kellogg Co	56,432
51,774		Kerry Group (Class A)	1,145
65,000		Kerry Group plc	1,431
118,000		Kikkoman Corp	1,040
100,000		Kinki Coca-Cola Bottling Co Ltd	900
3,300		Kirin Beverage Corp	70
182,680		Kirin Brewery Co Ltd	1,578
1,454,891	e	Kraft Foods, Inc (Class A)	46,149
159,225		Lancaster Colony Corp	6,714
154,776		Lance, Inc	2,500
1,477,213		Lion Nathan Ltd	7,897
70,000	e	LVMH Moet Hennessy Louis Vuitton S.A.	4,673
59,072	*	M&F Worldwide Corp	769
661,237		McCormick & Co, Inc (Non-Vote)	22,707
708		Meiji Seika Kaisha Ltd	3
24,000		Mercian Corp	53
45,081	e	MGP Ingredients, Inc	447
196,287	e	Molson, Inc (A Shs)	4,979
10,435	*	Monterey Pasta Co	35
29,800		National Beverage Corp	241
1,003,367		Nestle S.A. (Regd)	229,809
283		Nichirei Corp	1
28,000		Nippon Flour Mills Co Ltd	118
249,784	e	Nippon Meat Packers, Inc	3,341
2,362,000		Nisshin Oillio Group Ltd	9,665
837,002		Nisshin Seifun Group, Inc	8,080
5		Nissin Food Products Co Ltd	0
10,000		NOF Corp	35
38,334		Northern Foods plc	105
4,342		Nutreco Holding NV	136
823,963		Orkla ASA	22,767
2,313,036	e*	Parmalat Finanziaria S.p.A.	0
69,079	*	Peets Coffee & Tea, Inc	1,616
5,139		Penford Corp	89
4,652,000		People's Food Holdings Ltd	3,205
1,119,105		Pepsi Bottling Group, Inc	30,384
401,540		PepsiAmericas Inc	7,669
13,728,952		PepsiCo, Inc	667,914
717,250	e	Pernod-Ricard	95,229
124,953		Pilgrim's Pride Corp	3,384
350,000	b*	Power Pacific Ltd	0
48,983		Raisio Group plc	120
178,701		Ralcorp Holdings, Inc	6,451
58,089	*	Robert Mondavi Corp (Class A)	2,275
544,157	e*	Royal Numico NV	17,329
1,557,701	e	Sampo Oyj (A Shs)	17,219
97,693		Sanderson Farms, Inc	3,268
12,000		Sapporo Holdings Ltd	39
3,978,448		Sara Lee Corp	90,947
269,515		Sensient Technologies Corp	5,832
832,533	*	Smithfield Foods, Inc	20,813
64,507		Somerfield plc	146
561,024	*	Southcorp Ltd	1,369
398,000	e	Suedzucker AG.	7,514
1,300		Tasty Baking Co	10
3,330,095		Tate & Lyle plc	23,260
548,000		Tingyi Cayman Islands Holding Corp	116
133,987		Tootsie Roll Industries, Inc	3,915
211,438		Topps Co, Inc	2,068

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,287,415		Tyson Foods, Inc (Class A)	$20,624
2,299,573		Unilever plc	18,715
436		Wolverhampton & Dudley Brew plc	7
182,069		Wrigley (Wm.) Jr Co	11,527
697,600	f	Wrigley (Wm.) Jr Co (Class B)	44,165
926,000		Yamazaki Baking Co Ltd	8,066
6,000		Yonekyu Corp	63

		TOTAL FOOD AND KINDRED PRODUCTS	3,127,715

FOOD STORES - 0.66%
143,752	*	7-Eleven, Inc	2,872
1,853,254		Albertson's, Inc	44,348
9,697		Arden Group, Inc (Class A)	824
26,243		Axfood AB	710
550,963	e	Carrefour S.A.	25,914
6,974	*	Casino Guichard-Perrachon B Wts 12/15/05	0
2,165,819		Coles Myer Ltd	14,668
12,585	e	Colruyt S.A. Rts	1,766
160,624		Delhaize Group	10,204
362,500		FamilyMart Co Ltd	9,719
92,184	*	Great Atlantic & Pacific Tea Co, Inc	562
61,084		Ingles Markets, Inc (Class A)	737
498,382		Ito-Yokado Co Ltd	17,093
300,109	*	Jeronimo Martins SGPS S.A.	3,381
4,005,341	*	Kroger Co	62,163
173,476	e*	Panera Bread Co (Class A)	6,512
69,377	*	Pantry, Inc	1,746
171,720	*	Pathmark Stores, Inc	833
19,271	b,e*	Penn Traffic Co	2
750,000	*	Royal Ahold NV	4,788
203,125		Ruddick Corp	3,989
3,992,786	*	Safeway, Inc	77,101
12,428,739	e*	Seiyu Ltd	29,658
669		Seven-Eleven Japan Co Ltd	19
2,210,353	*	Starbucks Corp	100,483
35,913,883		Tesco plc	185,378
781,172		UNY Co Ltd	8,030
69,208		Weis Markets, Inc	2,345
345,416	e	Whole Foods Market, Inc	29,633
168,518	*	Wild Oats Markets, Inc	1,456
508,611	e*	Winn-Dixie Stores, Inc	1,572
1,447,750		Woolworths Ltd	14,283

		TOTAL FOOD STORES	662,789

FORESTRY - 0.13%
13,251		Gunns Limited	139
24,000		Hokuetsu Paper Mills Ltd	125
1,977,094		Weyerhaeuser Co	131,437

		TOTAL FORESTRY	131,701

FURNITURE AND FIXTURES - 0.23%
62,536		Bassett Furniture Industries, Inc	1,181
6,033	b*	Bush Industries, Inc (Class A)	1
201,523	e	Ethan Allen Interiors, Inc	7,003
359,807		Furniture Brands International, Inc	9,024
362,007	e	Herman Miller, Inc	8,923
306,699		Hillenbrand Industries, Inc	15,498
316,762		HNI Corp	12,537
39,414		Hooker Furniture Corp	1,089
269,950	*	Interface, Inc (Class A)	2,165
1,159,526		Johnson Controls, Inc	65,873
49,000	*	Kenwood Corp	96
145,737		Kimball International, Inc (Class B)	2,023

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

449,690		La-Z-Boy, Inc	$6,826
356,685		Lear Corp	19,421
959,553		Leggett & Platt, Inc	26,963
292,350		MFI Furniture Group plc	558
2,102,701	f	Newell Rubbermaid, Inc	42,138
220,272	*	Select Comfort Corp	4,009
31,601		Stanley Furniture Co, Inc	1,390
340,084		Steelcase, Inc (Class A)	4,761
91,116	*	Tempur-Pedic International, Inc	1,366
2,224		Villeroy & Boch AG	23
10,733	*	Virco Manufacturing Corp	82

		TOTAL FURNITURE AND FIXTURES	232,950

FURNITURE AND HOMEFURNISHINGS STORES - 0.41%
4,460,847	*	Bed Bath & Beyond, Inc	165,542
1,675,886		Best Buy Co, Inc	90,900
1,037,994		Circuit City Stores, Inc (Circuit City Group)	15,923
133,356	*	Cost Plus, Inc	4,718
113,716	*	Electronics Boutique Holdings Corp	3,878
100,122	*	Gamestop Corp (Class A)	1,853
158,687	*	Guitar Center, Inc	6,871
151,471		Haverty Furniture Cos, Inc	2,657
3,433,016		Hitachi Ltd	20,745
322,800		Hitachi Maxell Ltd	4,367
65,477	*	Kirkland's, Inc	615
274,435	*	Linens 'n Things, Inc	6,359
414,538	*	Mohawk Industries, Inc	32,910
452,852		Pier 1 Imports, Inc	8,188
3,208		Quaker Fabric Corp	21
804,239		RadioShack Corp	23,033
147,796	*	Restoration Hardware, Inc	766
25,771	*	Rex Stores Corp	362
84,300	e	Shimachu Co Ltd	2,035
206,179	*	The Bombay Co, Inc	1,511
179,817	*	Trans World Entertainment Corp	1,757
50,371	*	Tweeter Home Entertainment Group, Inc	285
13,591	e*	Ultimate Electronics, Inc	41
430,862	*	Williams-Sonoma, Inc	16,179
127,088		Yamada Denki Co Ltd	4,382

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	415,898

GENERAL BUILDING CONTRACTORS - 0.46%
1,000	*	AC Real Estate Corp	0
200,000		Allgreen Properties Ltd	132
140,800		Amec plc	808
1,000	*	Aoyama Kanzai Corp	0
398,053		Barratt Developments plc	4,077
83,185	e	Beazer Homes U.S.A., Inc	8,892
207,335		Bellway plc	2,739
55,649		Berkeley Group plc	1,277
377,239	e	Bouygues S.A.	14,150
100,941		Brookfield Homes Corp	2,660
599	*	Cavco Industries, Inc	23
709,419		Centex Corp	35,797
7,798,800	e	Chiyoda Corp	59,084
6,000		Cleanup Corp	62
1,144,904		D.R. Horton, Inc	37,908
12,138	*	Daikyo, Inc	19
183,005		Daito Trust Construction Co Ltd	7,406
917,221		Daiwa House Industry Co Ltd	8,963
24,449	*	Dominion Homes, Inc	582
712,269	e	Fletcher Building Ltd	2,874
27,200	*	Haseko Corp	49
155,724	*	Hovnanian Enterprises, Inc (Class A)	6,245

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

42,875	e	Imerys S.A.	$2,852
215,805		Impregilo S.p.A.	117
180,506		KB Home	15,251
56,234	e	Leighton Holdings Ltd	390
796,385		Lennar Corp (Class A)	37,908
50,592		Lennar Corp (Class B)	2,216
90,867		Levitt Corp (Class A)	2,132
69,739		M/I Homes, Inc	2,960
116,031		MDC Holdings, Inc	8,482
64,519	*	Meritage Homes Corp	5,071
36,600		NH Hoteles S.A.	405
316		Nishimatsu Construction Co Ltd	1
31,724	*	NVR, Inc	17,480
811,842		Obayashi Corp	4,037
94,465	e*	Palm Harbor Homes, Inc	1,592
88,876	*	Perini Corp	1,267
1,145,227		Persimmon plc	13,709
741,579		Pulte Homes, Inc	45,511
125,163		Ryland Group, Inc	11,598
47,000		Sankyo-Tateyama Holdings Inc	129
20,116,000		Shanghai Forte Land Co	5,288
504,199		Skanska AB (B Shs)	5,246
161,243		Standard-Pacific Corp	9,089
1,570,689		Sumitomo Realty & Development Co Ltd	16,745
801		Taisei Corp	3
3,189,426		Taylor Woodrow plc	15,193
52,938	e	Technical Olympic U.S.A., Inc	1,495
86,388		Titan Cement Co S.A.	2,242
1,533,000		Toda Corp	5,731
269,135	*	Toll Brothers, Inc	12,469
262,169		Walter Industries, Inc	4,200
196,517	*	WCI Communities, Inc	4,579
26,969	e*	William Lyon Homes, Inc	2,398
1,216,090		Wimpey (George) plc	8,846

		TOTAL GENERAL BUILDING CONTRACTORS	460,379

GENERAL MERCHANDISE STORES - 1.94%
290,353	e*	99 Cents Only Stores	4,132
193,998		Aeon Co Ltd	3,123
992,913	*	Big Lots, Inc	12,143
332,179	*	BJ's Wholesale Club, Inc	9,082
40,448		Bon-Ton Stores, Inc	493
120,076	*	Brookstone, Inc	2,268
45,700	e*	Cabela's, Inc	1,090
745	e	Can Do Co Ltd	1,622
296,844		Casey's General Stores, Inc	5,518
10,481	*	Conn's, Inc	147
2,504,581		Costco Wholesale Corp	104,090
26,000	*	Daiei, Inc	54
343,315		Daimaru, Inc	2,641
94,968		David Jones Ltd	132
314,947		Dillard's, Inc (Class A)	6,217
1,704,340		Dollar General Corp	34,342
576,520	*	Dollar Tree Stores, Inc	15,537
793,271		Family Dollar Stores, Inc	21,498
2,285,374		Federated Department Stores, Inc	103,825
240,158		Fred's, Inc	4,313
17,091	e*	Gander Mountain Co	342
2,410,000		Giordano International Ltd	1,329
463,028	e*	Hagemeyer NV	863
502,000	e	Hankyu Department Stores, Inc	3,512
497,139	e	Hudson's Bay Co	5,185
88,236		Isetan Co Ltd	908
1,236,057		J.C. Penney Co, Inc	43,608
573		KarstadtQuelle AG.	9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

499,055	e	Kesko Oyj (B Shs)	$10,921
10,863,092		Kingfisher plc	60,594
237,856	e*	Kmart Holding Corp	20,805
2,990,093	*	Kohl's Corp	144,093
565,979		Marks & Spencer Group plc	3,513
1,028,300		Marui Co Ltd	12,922
2,551,769		May Department Stores Co	65,402
377,729		Metro AG.	16,856
1,881,000	e	Mitsukoshi Ltd	9,387
179,333		Neiman Marcus Group, Inc (Class A)	10,312
17,081		Neiman Marcus Group, Inc (Class B)	910
65	*	Pricesmart, Inc	0
74,872	*	Retail Ventures, Inc	565
602,124		Saks, Inc	7,256
1,003,282	e	Sears Roebuck & Co	39,981
171,439	*	ShopKo Stores, Inc	2,985
1,434,956		Sonae SPGS S.A.	1,604
219,793	*	Stein Mart, Inc	3,345
869		Takashimaya Co Ltd	7
6,403,479		Target Corp	289,757
157,950	*	Tuesday Morning Corp	4,884
15,958,341		Wal-Mart Stores, Inc	848,984
194,616		Warehouse Group Ltd	556
1,012,879	*	Waterford Wedgwood plc (Units)	164
20,562		Woolworths Group plc	16

		TOTAL GENERAL MERCHANDISE STORES	1,943,842

HEALTH SERVICES - 0.70%
268,750	*	Accredo Health, Inc	6,334
94,948	*	Amedisys, Inc	2,844
53,440	*	America Service Group, Inc	2,193
176,800	e*	American Healthways, Inc	5,147
180,611	*	Amsurg Corp	3,825
318,452	*	Apria Healthcare Group, Inc	8,678
658,758	*	Beverly Enterprises, Inc	4,987
81,349		Brit Insurance Holdings plc	107
12,991		Britannic Group plc	94
96,176	*	Capio AB	912
2,887,758	*	Caremark Rx, Inc	92,610
22,031	*	Chronimed, Inc	133
262,662	*	Community Health Systems, Inc	7,008
40,123	*	Corvel Corp	1,191
503,447	*	Coventry Health Care, Inc	26,869
193,461	*	Cross Country Healthcare, Inc	2,999
30,339	e*	CryoLife, Inc	220
3,104	*	Curative Health Services, Inc	21
565,937	*	DaVita, Inc	17,629
36,560	e*	Dynacq Healthcare, Inc	241
39,312	*	Elekta AB	956
144,934	*	Enzo Biochem, Inc	2,174
1,008,232	*	Express Scripts, Inc	65,878
561,016	*	First Health Group Corp	9,027
7,396		Generale de Sante	116
123,406	*	Genesis HealthCare Corp	3,753
189,652	*	Gentiva Health Services, Inc	3,105
223,913		Getinge AB (B Shs)	2,722
2,659,471		HCA, Inc	101,459
1,549,249		Health Management Associates, Inc (Class A)	31,651
172,602	e*	Healthsouth Corp	876
398,859		Hooper Holmes, Inc	1,787
21,610		Iaso S.A.	107
4,908	*	IMPAC Medical Systems, Inc	66
362,273		Intertek Group plc	3,933
182,042	*	Inveresk Research Group, Inc	6,716
160,839	*	Kindred Healthcare, Inc	3,924

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

103,313	*	LabOne, Inc	$3,020
830,964	*	Laboratory Corp Of America Holdings	36,330
86,812		LCA-Vision, Inc	2,239
235,800	*	LifePoint Hospitals, Inc	7,076
647,088	e*	Lincare Holdings, Inc	19,225
195,878	*	Magellan Health Services, Inc	7,161
485,485		Manor Care, Inc	14,545
58,580	e*	Matria Healthcare, Inc	1,658
684,922		MDS, Inc	10,489
29,457	*	Medcath Corp	466
48,828	*	MIM Corp	282
49,974		National Healthcare Corp	1,424
230,764	*	NeighborCare, Inc	5,850
201,162	e	Nichii Gakkan Co	5,247
3,000		Nihon Kohden Corp	31
255,646	e*	OCA, Inc	1,212
204,326	*	Odyssey HealthCare, Inc	3,627
80,565		Option Care, Inc	1,246
1,312,000		Parkway Holdings Ltd	1,036
148,622	*	Pediatrix Medical Group, Inc	8,152
5,794	b,e*	Physician Resource Group, Inc	0
111	*	Prime Medical Services, Inc	1
302,797	*	Province Healthcare Co	6,335
59,709	*	Psychiatric Solutions, Inc	1,514
3,900	*	Radiologix, Inc	14
138,799	*	RehabCare Group, Inc	3,197
390,214	*	Renal Care Group, Inc	12,577
1,897		Rhoen Klinikum AG	94
695,753		Select Medical Corp	9,344
642,031		Sonic Healthcare Ltd	4,627
44,508	*	Specialty Laboratories, Inc	467
8,800		SRL, Inc	92
4,170		Straumann Holding AG.	885
151,615	e*	Sunrise Senior Living, Inc	5,325
27,831	*	Symbion, Inc	448
5,466,599	*	Tenet Healthcare Corp	58,985
682,049	f*	Triad Hospitals, Inc	23,490
38,223	*	U.S. Physical Therapy, Inc	519
169,416	*	United Surgical Partners International, Inc	5,819
281,784		Universal Health Services, Inc (Class B)	12,258
81,770	e*	VistaCare, Inc (Class A)	1,252

		TOTAL HEALTH SERVICES	699,851

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.39%
125,589	e	ACS Actividades Cons y Serv	2,288
1,346,945	*	Autoroutes Du Sud De La France	61,563
197,900		Balfour Beatty plc	997
181,436		Fomento de Construcciones y Contratas S.A.	6,736
51,006		Gemina S.p.A.	63
202,862		Granite Construction, Inc	4,848
595,892		Grupo Ferrovial S.A.	26,607
42,000		Hellenic Technodomiki Tev S.A.	164
32,600	*	Hopewell Highway Infrastructure Ltd	4
148,651	*	Insituform Technologies, Inc (Class A)	2,775
208,075		JGC Corp	2,116
1,067,100		Multiplex Group-Pp Stapled	2,922
1,001,000		Okumura Corp	4,541
96,853		TBI plc	119
37,105		Technical Olympic S.A.	171
582,560		Transurban Group	2,291
5,300	*	VA Technologie AG.	313
2,404,082	e	Vinci S.A.	276,641
630,000		YTL Corp Bhd	729

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	395,888

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES - 2.27%
84,093	*	4Kids Entertainment, Inc	$1,699
166,179		Acadia Realty Trust	2,451
2,878		Ackermans & Van Haaren	78
309,592		Affordable Residential Communities	4,520
70,152		Alabama National Bancorp	4,200
12,400	*	Alexander's, Inc	2,469
121,073		Alexandria Real Estate Equities, Inc	7,957
842,351	e	Allied Capital Corp	20,545
766,051		AMB Property Corp	28,359
154,824		Amcore Financial, Inc	4,394
20,000	*	American Campus Communities, Inc	371
745,416		American Financial Realty Trust	10,518
221,340		American Home Mortgage Investment Corp	6,186
26,636		American Land Lease, Inc	517
18,344		American Mortgage Acceptance Co	302
9,592	*	American Realty Investors, Inc	83
204,277		AMLI Residential Properties Trust	6,241
687,889	e	Annaly Mortgage Management, Inc	11,784
354,911		Anthracite Capital, Inc	3,947
271,031		Anworth Mortgage Asset Corp	3,084
756,654		Apartment Investment & Management Co (Class A)	26,316
370,129		Apollo Investment Corp	5,237
14,400		Arbor Realty Trust, Inc	320
1,029,795		Archstone-Smith Trust	32,583
361,924		Arden Realty, Inc	11,791
50,963		Ashford Hospitality Trust, Inc	479
62,763		Associated Estates Realty Corp	627
425,097		AvalonBay Communities, Inc	25,599
122,861		Bedford Property Investors	3,728
45,000	*	Bimini Mortgage Management, Inc (Class A)	709
66,000		BioMed Realty Trust, Inc	1,161
29,610		Bodycote International	73
694,960		Boston Properties, Inc	38,494
22,461	*	Boykin Lodging Co	189
383,112		Brandywine Realty Trust	10,911
714,279	e	Brascan Corp	21,521
254,312		BRE Properties, Inc (Class A)	9,753
363,414		Brookline Bancorp, Inc	5,695
17,892		BRT Realty Trust	387
1,262		California First National Bancorp	17
216,443		Camden Property Trust	10,000
117	*	CapitaCommercial Trust	0
205,692		Capital Automotive REIT	6,432
184,402		Capital Lease Funding, Inc	2,036
4,062		Capital Southwest Corp	309
25,032		Capital Trust, Inc	728
360,000		CapitaMall Trust	351
28,400		Capitamall Trust - Rights	0
62,726		Capitol Bancorp Ltd	1,840
62,983	e	Capstead Mortgage Corp	784
328,259		CarrAmerica Realty Corp	10,734
61,492		Castellum AB	1,782
158,894		CBL & Associates Properties, Inc	9,685
52,858		Cedar Shopping Centers, Inc	737
273,032	e	Centerpoint Properties Trust	11,899
1,031,912		Centro Properties Group	3,453
21,266		Cfs Gandel Retail Trust-New	23
207,482		Chelsea Property Group, Inc	13,922
37,964		Cherokee, Inc	906
672,422		China Merchants Holdings International Co Ltd	1,013
487,354		CI Fund Management, Inc	6,065
92,480	e*	Circle Group Holdings, Inc	167
12,750		Cohen & Steers, Inc	197
3,729		Collins Stewart Tullett plc	27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

150,141		Colonial Properties Trust	$6,039
299,276		Commercial Net Lease Realty, Inc	5,453
68,782		Community Banks, Inc	1,994
261,150		Community First Bankshares, Inc	8,372
245,850		Compagnie Financiere Richemont AG. (Units) (A Shs)	6,802
368,512		Corio NV	17,671
441,870		Cornerstone Realty Income Trust, Inc	4,313
273,428		Corporate Office Properties Trust	7,005
84,248		Correctional Properties Trust	2,300
209,149		Cousins Properties, Inc	7,176
375,009		Crescent Real Estate Equities Co	5,903
64,194	*	Criimi MAE, Inc	942
276		Cross Timbers Royalty Trust	9
204,436		CRT Properties, Inc	4,385
520,000		Deutsche Office Trust	441
800,897		Developers Diversified Realty Corp	31,355
820,109		Duke Realty Corp	27,228
117,825		Eastgroup Properties, Inc	3,912
23,553	*	EM.TV AG.	68
82,339	*	Enodis plc	125
13,033	*	Enstar Group, Inc	646
137,445		Entertainment Properties Trust	5,195
276,720		Equity Inns, Inc	2,734
2,065,909		Equity Office Properties Trust	56,296
193,983		Equity One, Inc	3,806
1,517,374		Equity Residential	47,039
142,359		Essex Property Trust, Inc	10,228
29,186		Evolution Group plc	80
62,000		Extra Space Storage, Inc	791
26,950		Falcon Financial Investment Trust	218
271,418		Federal Realty Investment Trust	11,942
496,170	*	FelCor Lodging Trust, Inc	5,612
86,509	*	First Acceptance Corp	619
22,997		First Defiance Financial Corp	598
2,034		First Hungary Fund	323
75,501		First Indiana Corp	1,518
250,170		First Industrial Realty Trust, Inc	9,231
527,992		First Niagara Financial Group, Inc	7,065
1,598,400		First NIS Regional Fund SICAV	12,675
84,653		First Place Financial Corp	1,693
300,658		Fremont General Corp	6,960
698,511		Friedman Billings Ramsey Group, Inc	13,342
180,558		Gables Residential Trust	6,166
1,888,279		General Growth Properties, Inc	58,537
61,336	e	German American Bancorp	1,033
54,604	e	Gladstone Capital Corp	1,240
143,634		Glenborough Realty Trust, Inc	2,983
251,486		Glimcher Realty Trust	6,111
64,528		Government Properties Trust, Inc	613
35,000	*	Gramercy Capital Corp	546
56,906		Great Portland Estates plc	290
473,079	e	Greater Bay Bancorp	13,601
88,398	*	Harris & Harris Group, Inc	914
770,669		Health Care Property Investors, Inc	20,037
263,709		Health Care REIT, Inc	9,283
306,145		Healthcare Realty Trust, Inc	11,952
151,934		Heritage Property Investment Trust	4,432
94,000		Hersha Hospitality Trust	884
142,940		Highland Hospitality Corp	1,630
369,960		Highwoods Properties, Inc	9,105
251,526		Home Properties, Inc	9,950
146,000	*	HomeBanc Corp	1,314
317,040		Hospitality Properties Trust	13,471
2,238,390		Host Marriott Corp	31,405
931,698		HRPT Properties Trust	10,239
18,000		Hunet, Inc	35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

5,072,198		Hutchison Whampoa Ltd	$39,677
117,704	*	IMMOFINANZ Immobilien Anlagen AG.	977
398,774		IMPAC Mortgage Holdings, Inc	10,488
3,648	b*	InaCom Corp	0
472,403		Independence Community Bank Corp	18,447
337,640		ING Industrial Fund	479
93,074		Ing Office Fund	86
272,670		Innkeepers U.S.A. Trust	3,392
7,990		Istituto Finanziario Industriale SpA	85
795,072		Investa Property Group	1,152
288,758		Investors Real Estate Trust	2,890
600,470		iStar Financial, Inc	24,757
1		Japan Real Estate Investment Corp	8
291		Japan Retail Fund Investment Corp	2,178
708,384		JFE Holdings, Inc	20,182
172,429		Kilroy Realty Corp	6,557
545,458		Kimco Realty Corp	27,982
16,000		Kite Realty Group Trust	210
145,281		Kramont Realty Trust	2,702
1,234,577	*	La Quinta Corp	9,630
1,439,702		Land Securities Group plc	30,559
249,171		LaSalle Hotel Properties	6,877
935,194	e	Lend Lease Corp Ltd	7,736
313,212		Lexington Corporate Properties Trust	6,800
430,553		Liberty Property Trust	17,153
177,163		LTC Properties, Inc	3,169
243,235		Luminent Mortgage Capital, Inc	3,084
300,854		Macerich Co	16,033
321,430		Mack-Cali Realty Corp	14,239
62,400		Macquarie Countryw	89
3,980,861		Macquarie Goodman Industrial Trust	5,190
31,458,552		Macquarie Infrastructure Group	85,223
188,763		Maguire Properties, Inc	4,589
115,867		Manufactured Home Communities, Inc	3,851
17,682		MASSBANK Corp	657
520,172	*	Meristar Hospitality Corp	2,835
463,522		MFA Mortgage Investments, Inc	4,269
107,118		Mid-America Apartment Communities, Inc	4,172
421,534		Mills Corp	21,865
123,805		Mission West Properties, Inc	1,281
81,000	*	MortgageIT Holdings, Inc	1,170
139,715		National Health Investors, Inc	3,973
38,540		National Health Realty, Inc	734
410,875		Nationwide Health Properties, Inc	8,526
509,597		New Plan Excel Realty Trust	12,740
212,813		Newcastle Investment Corp	6,533
230		Nippon Building Fund, Inc	1,809
279,085		Nobel Biocare Holding AG.	43,303
1,714,000		Noble Group Ltd	1,181
153,407	e	Novastar Financial, Inc	6,689
297,924		Omega Healthcare Investors, Inc	3,206
6,127		Ordina NV	63
4,538,000	e	Orient Corp	11,076
92,340		Oriental Financial Group, Inc	2,499
84,668		Origen Financial, Inc	623
233,891		Pan Pacific Retail Properties, Inc	12,654
2,988		Paragon Group Cos	18
65,818		Parkway Properties, Inc	3,057
189,081		Pennsylvania Real Estate Investment Trust	7,310
4	*	Pinnacle Holdings, Inc Wts 11/13/07	0
1,145,889		Plum Creek Timber Co, Inc	40,140
1,648,852		Popular, Inc	43,365
233,439		Post Properties, Inc	6,980
267,509		Prentiss Properties Trust	9,630
123,054		Price Legacy Corp	2,332
99,638		PrivateBancorp, Inc	2,686

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

970,522		Prologis	$34,201
84,833		Prosperity Bancshares, Inc	2,267
115,942		PS Business Parks, Inc	4,620
469,451		Public Storage, Inc	23,261
139,000		RAIT Investment Trust	3,802
82,055		Ramco-Gershenson Properties	2,222
229,332		Realty Income Corp	10,327
430,786		Reckson Associates Realty Corp	12,385
98,593		Redwood Trust, Inc	6,154
370,327		Regency Centers Corp	17,217
39,045		Rodamco Europe NV	2,558
631,355		Rouse Co	42,225
91,603		Sandy Spring Bancorp, Inc	2,995
3,700		Sanyo Electric Credit Co Ltd	61
68,124		Saul Centers, Inc	2,240
158,916	*	Saxon Capital, Inc	3,417
315,561		Senior Housing Properties Trust	5,623
233,182		Shurgard Storage Centers, Inc (Class A)	9,047
863,656		Simon Property Group, Inc	46,318
6,932		Singer & Friedlander Group	35
17,788		Sizeler Property Investors	165
3,914,633	f*	Skyline Venture Partners Qualified II	2,974
480,000	f*	Skyline Venture Partners Qualified III	480
249,268	e	SL Green Realty Corp	12,915
123,740	e	Softbank Corp	5,737
91,191		Sovran Self Storage, Inc	3,573
7,391		Sponda Oyj	62
93,050		Strategic Hotel Capital, Inc	1,258
71,123		Suffolk Bancorp	2,146
5,426,491		Sumitomo Corp	40,373
168,227		Summit Properties, Inc	4,551
98,769		Sun Communities, Inc	3,871
104,690		Sunset Financial Resources, Inc	1,117
284,072		Susquehanna Bancshares, Inc	6,988
134,781		Tanger Factory Outlet Centers, Inc	6,035
36,082	e*	Tarragon Realty Investors, Inc	469
481,079		Taubman Centers, Inc	12,426
398,463		Thornburg Mortgage, Inc	11,559
51,819		Tompkins Trustco, Inc	2,399
98,775	e	Town & Country Trust	2,514
9,000	*	Transcontinental Realty Investors, Inc	123
553,546		Trizec Properties, Inc	8,840
139,306		U.S. Restaurant Properties, Inc	2,353
797,613		United Dominion Realty Trust, Inc	15,817
11,962		United Mobile Homes, Inc	172
88,412		Universal Health Realty Income Trust	2,679
161,953		Urstadt Biddle Properties, Inc (Class A)	2,468
586,700		Ventas, Inc	15,207
604,981		Vornado Realty Trust	37,920
4,938,785		Washington Mutual, Inc	193,008
245,960		Washington Real Estate Investment Trust	7,453
186,916		Waypoint Financial Corp	5,153
414,291		Weingarten Realty Investors	13,676
8,921	*	Wellsford Real Properties, Inc	135
117,060		Wereldhave NV	10,097
34,754		Westfield Financial, Inc	820
155,727	e	Wihlborgs Fastigheter AB	2,449
579,333		Wing Tai Holdings Ltd	311
132,043		Winston Hotels, Inc	1,413

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,270,788

HOTELS AND OTHER LODGING PLACES - 0.40%
479,174	e	Accor S.A.	18,675
141,185		Ameristar Casinos, Inc	4,271
1,083,532	e	Aristocrat Leisure Ltd	6,083

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

120,884	*	Bluegreen Corp	$1,345
150,186	*	Boca Resorts, Inc (Class A)	2,789
241,042		Boyd Gaming Corp	6,785
113,183		Choice Hotels International, Inc	6,518
49,133	e*	Empire Resorts, Inc	368
32,653		Four Seasons Hotels, Inc	2,086
8,996,274		Hilton Group plc	45,053
4,663,487		Hilton Hotels Corp	87,860
31,873		HIS Co Ltd	1,003
500		Hotel Properties Ltd	0
19,600		Hyatt Regency S.A.	195
1,738,619		Intercontinental Hotels Group plc	19,773
228,805		Intrawest Corp	4,339
1,031,500	*	Jameson Inns, Inc	1,836
3,065		Jurys Doyle Hotel Group plc	40
303,740	*	Lodgian, Inc	3,007
350,214		Mandalay Resort Group	24,042
156,172		Marcus Corp	3,041
1,252,914		Marriott International, Inc (Class A)	65,101
283,614	*	MGM Mirage	14,081
2,082	*	Monarch Casino & Resort, Inc	40
135,700		Overseas Union Enterprise Ltd	588
208,370	*	Pinnacle Entertainment, Inc	2,876
237,480	*	Prime Hospitality Corp	2,890
50	*	Regal Hotels International Holdings Ltd	0
500	*	Regal Hotels International Ltd	0
429,400		Resorts World BHD	1,130
2,574,532		Shangri-La Asia Ltd	2,773
696,939		Sky City Entertainment Group Ltd	2,176
1,325,645	e	Starwood Hotels & Resorts Worldwide, Inc	61,536
95,204	*	Vail Resorts, Inc	1,720
156,990	*	Wynn Resorts Ltd	8,115

		TOTAL HOTELS AND OTHER LODGING PLACES	402,135

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.58%
6,083,392		3M Co	486,489
58,516	*	Aaon, Inc	1,018
144,638	*	Actuant Corp	5,961
668,445	*	Adaptec, Inc	5,080
389,852	*	Advanced Digital Information Corp	3,392
849,473	*	AGCO Corp	19,215
118,800		Aggreko plc	306
26,889		Alamo Group, Inc	503
211,865		Albany International Corp (Class A)	6,316
115,119		Alfa Laval AB	1,676
1,201,729		Amada Co Ltd	6,270
176,495		Amano Corp	1,417
1,078,535	*	American Standard Cos, Inc	41,966
6,300		Ampco-Pittsburgh Corp	84
1,914		Andritz AG.	107
1,867,651	*	Apple Computer, Inc	72,371
8,304,364	e*	Applied Materials, Inc	136,939
120,637	*	Astec Industries, Inc	2,307
59,022	*	ASV, Inc	2,209
288,892	*	Asyst Technologies, Inc	1,476
148,932		Atlas Copco AB	5,728
99,206		Atlas Copco AB (B Shs)	3,495
172,424	e*	Authentidate Holding Corp	1,045
232,943	*	Avocent Corp	6,064
615,192	*	Axcelis Technologies, Inc	5,094
2,682,967		Baker Hughes, Inc	117,299
519,003		Black & Decker Corp	40,192
147,986		Black Box Corp	5,468
25,988	*	Blount International, Inc	340
108,674		Briggs & Stratton Corp	8,824

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

271,138	*	Brooks Automation, Inc	$3,837
44,572	*	Bucyrus International, Inc (Class A)	1,498
2,000	*	C.P. Pokphand Co Ltd	0
63,128		Cascade Corp	1,752
1,903,360		Caterpillar, Inc	153,125
721,756	*	Cirrus Logic, Inc	3,443
45,495,797	*	Cisco Systems, Inc	823,474
34,944	*	Computer Network Technology Corp	142
262,516	*	Concurrent Computer Corp	441
292,619	*	Cooper Cameron Corp	16,047
518,529	*	Cray, Inc	1,830
73,600		Creative Technology Ltd	813
223,384		Cummins, Inc	16,506
102,587	*	Cuno, Inc	5,924
224,377	*	Cymer, Inc	6,431
163		Daikin Industries Ltd	4
931,000	e	Dainippon Screen Manufacturing Co Ltd	4,815
2,324,093		Deere & Co	150,020
17,726,309	*	Dell, Inc	631,057
345,182		Diebold, Inc	16,120
6,403,525		Dixons Group plc	19,786
367,922		Donaldson Co, Inc	10,445
257,134	*	Dot Hill Systems Corp	2,062
1,111,020		Dover Corp	43,185
43,849	*	Dril-Quip, Inc	978
867,531		Eaton Corp	55,010
190,000	e	Ebara Corp	817
2	*	Electroglas, Inc	0
329,724	*	Electronics For Imaging, Inc	5,355
18,089,714	*	EMC Corp	208,755
3,484,422	*	Emulex Corp	40,141
136,138		Engineered Support Systems, Inc	6,213
127,608	*	EnPro Industries, Inc	3,080
130,431	*	Esterline Technologies Corp	3,990
1,300	*	Exabyte Corp	1
182,416	e*	FalconStor Software, Inc	1,359
28,767	*	Fargo Electronics, Inc	279
273,950		FKI plc	595
40,759	*	Flanders Corp	350
8,480	*	Flow International Corp	27
435,771	*	Flowserve Corp	10,537
12,900	*	FLS Industries a/s (B Shs)	159
380,187	*	FMC Technologies, Inc	12,698
101,121	*	FSI International, Inc	423
7,089,900		Futuris Corp Ltd	9,758
105,843	*	Gardner Denver, Inc	2,918
1,383,994	*	Gateway, Inc	6,851
38,421	*	General Binding Corp	539
185,518	*	Global Power Equipment Group, Inc	1,375
57,478		Gorman-Rupp Co	1,170
332,223		Graco, Inc	11,129
864,263	*	Grant Prideco, Inc	17,709
16,846,844		Hewlett-Packard Co	315,878
348,000	e	Hitachi Construction Machinery Co Ltd	4,237
17,000		Hitachi Koki Co Ltd	110
22,975		Hoganas AB (B Shs)	532
130,618	*	Hydril	5,610
289,390	*	Hypercom Corp	2,136
311,836		IDEX Corp	10,590
345,564	e*	InFocus Corp	3,165
18,598	*	Interland, Inc	66
9,823,836	d	International Business Machines Corp	842,296
1,752,921		International Game Technology	63,018
40,817	*	Intevac, Inc	256
126,000		I-O Data Device, Inc	1,178
321,209		Iomega Corp	1,494

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

348,367	*	Ishikawajima-Harima Heavy Industries Co Ltd	$499
738,948		ITT Industries, Inc	59,108
268,601		JLG Industries, Inc	4,512
315,765	e	Joy Global, Inc	10,856
94,541	*	Kadant, Inc	1,736
169,723		Kaydon Corp	4,883
6,400		KCI Konecranes Oyj	249
245,704		Kennametal, Inc	11,094
167,569	*	Komag, Inc	2,329
2,842,311		Komatsu Ltd	18,258
286,000		Komori Corp	3,635
17,800	e	Kone Oyj (B Shs)	1,072
27,000	e	Koyo Seiko Co Ltd	303
684,916		Kubota Corp	3,231
407,070	*	Kulicke & Soffa Industries, Inc	2,300
632,983	*	Lam Research Corp	13,850
273,576		Lennox International, Inc	4,087
1,082,850	*	Lexmark International, Inc	90,970
206,468		Lincoln Electric Holdings, Inc	6,475
9,000		Linde AG.	519
72,225		Lindsay Manufacturing Co	1,938
9,300		Lintec Corp	124
112,324	e*	Logitech International S.A. (Regd)	5,442
37,426		Lufkin Industries, Inc	1,393
1,135,000	e	Makino Milling Machine Co Ltd	5,973
33,000		Makita Corp	466
175,211		Manitowoc Co, Inc	6,213
3,039,337	*	Maxtor Corp	15,805
25,435	*	Maxwell Technologies, Inc	262
19,808		Meggitt plc	87
61,000		Meidensha Corp	111
10,367	*	Mestek, Inc	181
48,150		Metso Oyj	618
130,550	*	Micros Systems, Inc	6,537
36,578		Middleby Corp	1,926
217,202	*	Milacron, Inc	678
194,000	e	Minebea Co Ltd	792
5,564,160		Mitsubishi Heavy Industries Ltd	15,701
39,245		Modec, Inc	871
146,854		Modine Manufacturing Co	4,422
31		Mori Seiki Co Ltd	0
30,906		Nacco Industries, Inc (Class A)	2,663
5,044	*	NATCO Group, Inc (Class A)	44
613,069	*	National-Oilwell, Inc	20,145
114,958	e*	Netgear, Inc	1,405
2,891,335	*	Network Appliance, Inc	66,501
87,600		Nidec Corp	8,854
215,945		Nordson Corp	7,413
4,243,512		NSK Ltd	18,212
172,000		NTN Corp	911
4,290		OCE NV	67
174,638	*	Oil States International, Inc	3,266
38,000		Okuma Corp	114
132,042	*	Omnicell, Inc	1,746
89,957		Omron Corp	1,987
25,000	e	OSG Corp	266
71,222	*	Overland Storage, Inc	996
602,025		Pall Corp	14,738
258,813	e*	PalmOne, Inc	7,878
596,193		Parker Hannifin Corp	35,092
212,014	*	Paxar Corp	4,808
480,616		Pentair, Inc	16,778
1,512,110		Pitney Bowes, Inc	66,684
103,525	*	Planar Systems, Inc	1,161
197,009	e*	Presstek, Inc	1,905
148,935	*	ProQuest Co	3,828

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,032,660	*	Quantum Corp	$2,385
3,274		Rheinmetall AG	137
539		Rheinmetall AG.	23
47,000		Ricoh Elemex Corp	239
45,409		Rieter Holding AG.	12,291
66,620		Robbins & Myers, Inc	1,466
442,000		Sanden Corp	2,907
776,312	*	Sandisk Corp	22,606
301,713		Sandvik AB	10,423
30		Sato Corp	1
63,820		Sauer-Danfoss, Inc	1,090
396,401	*	Saurer AG.	21,587
129,993	e	Scania AB	4,401
50,059		Schawk, Inc	727
499,069	*	Scientific Games Corp (Class A)	9,532
2,700	*	SCM Microsystems, Inc	7
1,249,635	*	Seagate Technology, Inc Escrow	0
106,272	*	Semitool, Inc	807
889		SIG Holding AG.	159
14,699	e*	Sigma Designs, Inc	137
773,174	e*	Silicon Graphics, Inc	1,106
91,049	*	Simpletech, Inc	333
19,385		SKF AB	738
108,556		SKF AB (B Shs)	4,123
578,852	*	Smith International, Inc	35,154
8,507,739	*	Solectron Corp	42,113
731,430	e	SPX Corp	25,893
80,068		Standex International Corp	1,962
3,700		Starrett (L.S.) Co (Class A)	56
272,819		Stewart & Stevenson Services, Inc	4,821
794,715	*	Storage Technology Corp	20,075
1,700		Sulzer AG. (Regd)	509
143,942	b,e*	Surebeam Corp (Class A)	1
1,169,507		Symbol Technologies, Inc	14,783
2,000		Takuma Co Ltd	14
77,947		Tecumseh Products Co (Class A)	3,264
31,300		Tecumseh Products Co (Class B)	1,266
51,136		Tennant Co	2,073
340,674	*	Terex Corp	14,785
330,000		Texwinca Holdings Ltd	279
31,900		THK Co Ltd	536
78,849		Thomas Industries, Inc	2,476
393,688		Timken Co	9,693
152,565		Toro Co	10,420
65,000	*	Toyo Kanetsu K K	95
72,613	*	Transact Technologies, Inc	1,877
129,129	*	Ultratech, Inc	2,023
289,797	*	UNOVA, Inc	4,072
155,757	*	Veeco Instruments, Inc	3,266
78,600	e*	Vestas Wind Systems a/s	1,138
386,100	e	Wartsila Oyj (B Shs)	9,111
1,023,472	*	Western Digital Corp	8,996
49,471	*	WJ Communications	121
58,859		Woodward Governor Co	3,972
6,675,731	*	Xerox Corp	93,994
920,192	e*	Xybernaut Corp	1,031
250,462		York International Corp	7,912
294,596	*	Zebra Technologies Corp (Class A)	17,973

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,594,137

INSTRUMENTS AND RELATED PRODUCTS - 2.99%
126,290	*	Abaxis, Inc	1,643
87,832	e*	Abiomed, Inc	777
112,817	*	Aclara BioSciences, Inc	446
51,697	*	ADE Corp	881

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

199,043	*	Advanced Medical Optics, Inc	$7,876
122,191	*	Advanced Neuromodulation Systems, Inc	3,708
2,659,681	*	Agilent Technologies, Inc	57,369
152,983	e*	Aksys Ltd	727
370,436	e*	Align Technology, Inc	5,660
164,581	*	American Medical Systems Holdings, Inc	5,969
59,572		Analogic Corp	2,484
18,873	*	Animas Corp	304
1,596,100		Applera Corp (Applied Biosystems Group)	30,118
124,455		Arrow International, Inc	3,721
129,629	e*	Arthrocare Corp	3,797
73,892	*	Aspect Medical Systems, Inc	1,337
95,514	*	August Technology Corp	656
947,094		Bard (C.R.), Inc	53,634
14,788,715	a,f*	Baring Vostok L.P.	19,024
280,128		Bausch & Lomb, Inc	18,615
3,173,302		Baxter International, Inc	102,053
97,100	*	Baxter International, Inc (Contingent Value Rts)	0
17,199,208	f*	BB Bioventures L.P.	23,346
325,420		Beckman Coulter, Inc	18,263
1,616,949		Becton Dickinson & Co	83,596
100,312		BEI Technologies, Inc	2,749
135,777	e	Biolase Technology, Inc	1,108
1,758,989		Biomet, Inc	82,461
142,352	*	Bio-Rad Laboratories, Inc (Class A)	7,274
3,921,391	*	Boston Scientific Corp	155,797
1,478	e*	Britesmile, Inc	16
128,278	*	Bruker BioSciences Corp	444
112,107	*	Candela Corp	1,294
1,610,276	e	Canon, Inc	75,681
9,039	*	Cantel Medical Corp	217
502,384	*	Cardiac Science, Inc	965
214,451	*	Cardiodynamics International Corp	986
184,000		Casio Computer Co Ltd	2,169
253,181	*	Cepheid, Inc	2,182
25,977	*	Cerus Corp	63
67,900	*	Cholestech Corp	459
2,191,521	e	Citizen Watch Co Ltd	21,455
54,715	*	Closure Medical Corp	779
24,374	e	Cochlear Ltd	421
244,544		Cognex Corp	6,407
203,801	*	Coherent, Inc	5,287
130,652		Cohu, Inc	1,931
91,401	*	Cole National Corp	2,533
6,250		Coloplast a/s	604
139,019	e*	Conceptus, Inc	1,289
27,820	*	Concord Camera Corp	52
180,327	*	Conmed Corp	4,743
173,128		Cooper Cos, Inc	11,868
577,800	*	Credence Systems Corp	4,160
164,027	*	CTI Molecular Imaging, Inc	1,324
108,072	e*	Cyberonics, Inc	2,211
60,182	*	Cyberoptics Corp	929
633,615	*	Cytyc Corp	15,302
71,157		Datascope Corp	2,654
438,398		Dentsply International, Inc	22,770
114,598	e*	Depomed, Inc	598
147,041	*	Dionex Corp	8,043
128,009	*	DJ Orthopedics, Inc	2,259
145,536	*	DRS Technologies, Inc	5,449
3,051,213		Eastman Kodak Co	98,310
98,207		EDO Corp	2,725
345,374	*	Edwards Lifesciences Corp	11,570
163,349	*	Encore Medical Corp	813
122,048	*	Endocardial Solutions, Inc	1,412
8,500	e*	Endocare, Inc	24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

77,658	*	ESCO Technologies, Inc	$5,262
45,980	e	Essilor International S.A.	2,955
37,296	*	Exactech, Inc	763
60,738	*	Excel Technology, Inc	1,568
23,322		E-Z-Em-Inc	419
88,330		Fanuc Ltd	4,648
63,800	e*	Faro Technologies, Inc	1,298
150,887	*	FEI Co	2,982
763,443	*	Fisher Scientific International, Inc	44,532
171,729	*	Flir Systems, Inc	10,046
161,765	*	Formfactor, Inc	3,133
210,816	e*	Fossil, Inc	6,523
62,363		Fresenius Medical Care AG.	4,776
2,989,080		Fuji Photo Film Co Ltd	98,176
245,980		Gambro AB (A Shs)	2,821
126,640		Gambro AB (B Shs)	1,422
2,223,028		Guidant Corp	146,809
173,840	*	Haemonetics Corp	5,709
128,176	e*	Hanger Orthopedic Group, Inc	642
70,756	*	Herley Industries, Inc	1,322
137,098	*	Hologic, Inc	2,642
91,754	e*	ICU Medical, Inc	2,389
104,700	*	I-Flow Corp	1,516
73,234		II-VI, Inc	2,564
109,852	*	Illumina, Inc	649
165,900		IMI plc	1,069
19,379	*	Immunicon Corp	194
190,703	*	Inamed Corp	9,091
352,587	*	Input/Output, Inc	3,635
123,349	*	Integra LifeSciences Holding	3,961
202,533	*	Intuitive Surgical, Inc	5,013
160,940		Invacare Corp	7,403
163,242	*	Invensys plc	33
120,738	*	Invision Technologies, Inc	5,432
118,306	e*	Ionics, Inc	3,194
52,735	*	Ista Pharmaceuticals, Inc	643
129,069	*	Itron, Inc	2,252
154,845	*	Ixia	1,505
75,468		Keithley Instruments, Inc	1,317
55,825	e*	Kensey Nash Corp	1,462
124,703		Keyence Corp	26,227
980,883	*	KLA-Tencor Corp	40,687
70,000		Konica Corp	957
75,956	e*	KVH Industries, Inc	548
188,620	*	Kyphon, Inc	4,674
109,624	e*	Laserscope	2,222
45,495	*	LeCroy Corp	760
195	*	Leica Geosystems AG.	43
429,759	e*	Lexar Media, Inc	3,606
472,138	*	LTX Corp	2,554
101,550	e	Luxottica Group S.p.A.	1,819
68,186	*	Measurement Specialties, Inc	1,694
4,928	e*	Med-Design Corp	5
60,852	*	Medical Action Industries, Inc	1,012
9,705,757	e	Medtronic, Inc	503,729
281,166		Mentor Corp	9,470
143,064	*	Merit Medical Systems, Inc	2,162
225,210	*	Mettler-Toledo International, Inc	10,634
71,303	*	Micro Therapeutics, Inc	303
434,257	*	Millipore Corp	20,779
132,839		Mine Safety Appliances Co	5,409
197,635	*	MKS Instruments, Inc	3,028
134,662	*	Molecular Devices Corp	3,174
127,686		Movado Group, Inc	2,171
19,994,761	f*	MPM Bioventures II-QP, LP	15,060
190,427		MTS Systems Corp	4,047

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

206,295	e*	Nanogen, Inc	$790
245,671	*	Newport Corp	2,818
543		Nikon Corp	5
6,532		Nobel Biocare Holding AG. (Stockholm)	1,012
47,019	*	Novoste Corp	77
25,425	*	NuVasive, Inc	268
134,438		Oakley, Inc	1,600
128,055	*	Ocular Sciences, Inc	6,143
945		Olympus Corp	18
426,534	e*	Orbital Sciences Corp	4,871
206,264	*	Orthologic Corp	1,452
154,707	*	Orthovita, Inc	692
15,724	*	Osteotech, Inc	62
71,663	*	Palomar Medical Technologies, Inc	1,571
3,821,117	*	PCCW Ltd	2,524
860,003		PerkinElmer, Inc	14,809
147,711		Phonak Holding AG.	4,738
101,365	*	Photon Dynamics, Inc	2,058
392,664	*	Pinnacle Systems, Inc	1,637
145,555	*	Possis Medical, Inc	2,279
5,489	*	QMed, Inc	40
179,513	e*	RAE Systems, Inc	1,002
3,987,607		Raytheon Co	151,449
177,663	*	Resmed, Inc	8,459
198,034	*	Respironics, Inc	10,583
32,117	*	Retractable Technologies, Inc	146
132,759		Ricoh Co Ltd	2,499
984,540		Rockwell Automation, Inc	38,102
115,634	*	Rofin-Sinar Technologies, Inc	3,397
185,074		Roper Industries, Inc	10,634
72,780	*	Rudolph Technologies, Inc	1,218
34,980	e	Sagem S.A.	3,347
110,656	*	Sirf Technology Holdings, Inc	1,575
3,247,560		Smith & Nephew plc	29,853
191,329	*	Sola International, Inc	3,645
104,955	*	Sonic Innovations, Inc	479
126,181	e*	Sonic Solutions, Inc	2,059
88,609	*	SonoSite, Inc	2,308
1,348,039	*	St. Jude Medical, Inc	101,467
14,059	*	Staar Surgical Co	46
153,327	e*	Star Scientific, Inc	908
186,000	*	STATS ChipPAC Ltd	115
424,422	*	Steris Corp	9,312
1,613,950		Stryker Corp	77,599
239,703	*	Sybron Dental Specialties, Inc	7,117
2,101	*	Synovis Life Technologies, Inc	20
21,650	*	Synthes, Inc	2,358
40,629		Sypris Solutions, Inc	555
362,468	*	Techne Corp	13,839
712,129		Tektronix, Inc	23,678
186,480		Teleflex, Inc	7,925
897,165	*	Teradyne, Inc	12,022
241,547		The Swatch Group AG. (Br)	32,594
519,336		The Swatch Group AG. (Regd)	14,286
49,640	*	Theragenics Corp	181
864,767	*	Thermo Electron Corp	23,366
145,141	*	Thermogenesis	697
300,736	e*	Thoratec Corp	2,893
181,600	e	Tokyo Seimitsu Co Ltd	5,108
344,911	*	Trimble Navigation Ltd	10,899
164,983	*	TriPath Imaging, Inc	1,350
84,011		United Industrial Corp	2,763
82,822	*	Urologix, Inc	523
837,788	*	Varian Medical Systems, Inc	28,962
234,935	*	Varian, Inc	8,897
82,929	*	Ventana Medical Systems, Inc	4,183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

182,296	*	Viasys Healthcare, Inc	$3,050
145,940	e*	Viisage Technology, Inc	839
384,527	*	Visx, Inc	7,921
764	e*	Vital Images, Inc	9
46,396		Vital Signs, Inc	1,484
162,383	*	Vivus, Inc	731
739,066	*	Waters Corp	32,593
13,250	*	William Demant Holding	585
161,227	*	Wright Medical Group, Inc	4,050
134,117		X-Rite, Inc	1,954
1,045,493	e	Yokogawa Electric Corp	12,019
26,485		Young Innovations, Inc	874
1,604,209	*	Zimmer Holdings, Inc	126,797
53,222	*	Zoll Medical Corp	1,777
99,292	*	Zygo Corp	1,006

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,995,906

INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
1,673,843		AON Corp	48,106
314,925		Brown & Brown, Inc	14,392
153,410	*	Clark, Inc	2,077
134,453		Crawford & Co (Class A)	874
38,073		Crawford & Co (Class B)	255
555,312		Gallagher (Arthur J.) & Co	18,397
221,749		Hilb, Rogal & Hamilton Co	8,032
2,021,822	e	Manulife Financial Corp	88,506
2,655,918		Marsh & McLennan Cos, Inc	121,535
1,403,345	*	Medco Health Solutions, Inc	43,363
184,243		National Financial Partners Corp	6,592
24,114		Oamps Limited	58
1,557,816	e	Sun Life Financial, Inc	47,010
208,420	*	USI Holdings Corp	2,845

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	402,042

INSURANCE CARRIERS - 4.86%
157,411		21st Century Insurance Group	2,101
8,262,909	e	Aegon NV	89,079
2,046,783		Aegon NV (ARS)	22,105
18,437		Milano Assicurazioni SPA	78
1,299,823		Aetna, Inc	129,891
2,648,344		Aflac, Inc	103,842
1,398,000		Aioi Insurance Co Ltd	5,581
217,215		Alfa Corp	3,032
1,203,391	e	Alleanza Assicurazioni S.p.A.	13,915
22,626	*	Alleghany Corp	6,175
474,390	e	Allianz AG. (Regd)	47,778
253,322	*	Allmerica Financial Corp	6,809
3,642,946		Allstate Corp	174,825
507,078		Ambac Financial Group, Inc	40,541
64,983		American Equity Investment Life Holding Co	617
174,223		American Financial Group, Inc	5,208
16,962,421		American International Group, Inc	1,153,275
71,973	*	American Medical Security Group, Inc	2,302
51,694		American National Insurance Co	5,003
58,230	*	American Physicians Capital, Inc	1,783
149,849	*	AMERIGROUP Corp	8,429
251,832		AmerUs Group Co	10,325
5,893,178	e	AMP Ltd	26,594
1,099,125	e*	Anthem, Inc	95,899
142,792	*	Argonaut Group, Inc	2,666
1,024,760		Assicurazioni Generali S.p.A.	28,166
338,400		Assurant, Inc	8,798
2,485,167		Aviva plc	24,621
3,220,601	e	AXA	65,160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

391,192		AXA Asia Pacific Holdings Ltd	$1,125
47,037		Baldwin & Lyons, Inc (Class B)	1,187
423,619		Berkley (W.R.) Corp	17,860
67,487		Bristol West Holdings, Inc	1,157
123,016	*	Centene Corp	5,238
79,931	*	Ceres Group, Inc	436
7,991,000	*	China Life Insurance Co Ltd (H Shs)	5,124
1,020,088		Chubb Corp	71,692
1,224,082		Cigna Corp	85,233
786,318		Cincinnati Financial Corp	32,412
174,278	e*	Citizens, Inc	1,040
281,056	*	CNA Financial Corp	6,748
97,675	*	CNA Surety Corp	1,035
183,792		Commerce Group, Inc	8,896
703,072	*	Conseco, Inc	12,416
250,309	*	Danielson Holdings Corp	1,524
182,239		Delphi Financial Group, Inc (Class A)	7,321
83,550	e	Direct General Corp	2,416
27,966		Donegal Group, Inc	537
7,963		EMC Insurance Group, Inc	167
149,145		Erie Indemnity Co (Class A)	7,609
72,164		FBL Financial Group, Inc (Class A)	1,890
805,442	e	Fidelity National Financial, Inc	30,687
29,536	*	Financial Industries Corp	251
443,630		First American Corp	13,677
41,463	e*	FPIC Insurance Group, Inc	1,072
9,438,451		Friends Provident plc	23,783
1,018,000		Fuji Fire & Marine Insurance Co Ltd	3,224
732,740		Genworth Financial, Inc	17,073
44,726		Great American Financial Resources, Inc	684
343,786	e	Great-West Lifeco, Inc	13,813
1,704		Grupo Catalana Occidente S.A.	72
139,764		Harleysville Group, Inc	2,888
1,387,758		Hartford Financial Services Group, Inc	85,944
343,247		HCC Insurance Holdings, Inc	10,349
572,924	e*	Health Net, Inc	14,163
153,064	*	HealthExtras, Inc	2,134
268,190		Horace Mann Educators Corp	4,715
916,389	*	Humana, Inc	18,309
36,315		Independence Holding Co	642
113,166		Infinity Property & Casualty Corp	3,342
2,924,957	e	ING Groep NV	73,818
4,330,582		Insurance Australia Group Ltd	16,312
677,034		Jefferson-Pilot Corp	33,622
24,652		Kansas City Life Insurance Co	1,049
114,589		Landamerica Financial Group, Inc	5,214
273,469		Leucadia National Corp	15,492
113,650		Liberty International plc	1,701
1,575,582		Lincoln National Corp	74,052
742,142		Loews Corp	43,415
5,029		Manulife Financial	220
47,562	*	Markel Corp	14,668
2,314,855	a	Max Re Capital Ltd	46,297
681,189		MBIA, Inc	39,652
155,559		Mercury General Corp	8,228
2,294,827		MetLife, Inc	88,695
754,511		MGIC Investment Corp	50,213
52,155		Midland Co	1,426
2,217		Millea Holdings, Inc	28,564
1,048,525		Mitsui Sumitomo Insurance Co Ltd	8,648
55,968	*	Molina Healthcare, Inc	1,987
312,418		Muenchener Rueckver AG. (Regd)	30,095
14,976	*	National Western Life Insurance Co (Class A)	2,440
302,915		Nationwide Financial Services, Inc (Class A)	10,635
43,472	*	Navigators Group, Inc	1,271
814,000		Nipponkoa Insurance Co Ltd	4,557

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

532,000		Nissay Dowa General Insurance Co Ltd	$2,568
13,640		NYMAGIC, Inc	299
67,735	e	Odyssey Re Holdings Corp	1,502
422,388	*	Ohio Casualty Corp	8,841
920,535		Old Republic International Corp	23,041
456,509	*	Pacificare Health Systems, Inc	16,754
72,067		Penn-America Group, Inc	981
124,456	*	Philadelphia Consolidated Holding Corp	6,860
657,891	e	Phoenix Cos, Inc	6,855
45,217	*	Pico Holdings, Inc	860
148,778	*	PMA Capital Corp (Class A)	1,123
480,936		PMI Group, Inc	19,516
1,008,623	e	Power Corp Of Canada	23,033
758,896	e	Power Financial Corp	17,732
128,205		Presidential Life Corp	2,203
1,798,638		Principal Financial Group	64,697
151,897	*	ProAssurance Corp	5,319
1,297,007		Progressive Corp	109,921
1,937,943		Promina Group Ltd	6,359
362,310		Protective Life Corp	14,242
2,820,101		Prudential Financial, Inc	132,658
69,894		Prudential plc	570
1,524,293	e	QBE Insurance Group Ltd	14,464
444,889		Radian Group, Inc	20,567
122,292		RAS S.p.A.	2,350
126,347		Reinsurance Group Of America, Inc	5,205
147,337		RLI Corp	5,533
9,309,996		Royal & Sun Alliance Insurance Group plc	12,046
1,318,653		Safeco Corp	60,197
52,084		Safety Insurance Group, Inc	1,158
70,807		Schindler Holding AG. (Pt Cert)	20,130
206,842		Selective Insurance Group, Inc	7,695
192,028	*	Sierra Health Services, Inc	9,204
926,096		Skandia Forsakrings AB	3,664
946,529		Sompo Japan Insurance, Inc	8,021
3,722,597		St. Paul Travelers Cos, Inc	123,069
167,385		Stancorp Financial Group, Inc	11,918
82,936		State Auto Financial Corp	2,401
165,693		Stewart Information Services Corp	6,528
1,121,289		Storebrand ASA	8,454
1,384,393		Swiss Reinsurance Co (Regd)	79,658
698,600		T&D Holdings, Inc	30,552
215	*	Topdanmark a/s	14
526,992		Torchmark Corp	28,025
451,810	*	Tower Ltd	647
137,653		Transatlantic Holdings, Inc	7,481
56,557	*	Triad Guaranty, Inc	3,138
233,316		UICI	7,639
44,981		United Fire & Casualty Co	2,579
3,874,140		UnitedHealth Group, Inc	285,679
231,189		Unitrin, Inc	9,611
158,232	*	Universal American Financial Corp	2,046
6,142,360	e	UnumProvident Corp	96,374
339,752		Vesta Insurance Group, Inc	1,525
136,031	*	WellChoice, Inc	5,078
898,078	*	Wellpoint Health Networks, Inc	94,379
7,145		Wesco Financial Corp	2,511
213,746		XL Capital Ltd (Class A)	15,815
148,172	e	Zenith National Insurance Corp	6,269
1,396,242		Zurich Financial Services AG.	199,032

		TOTAL INSURANCE CARRIERS	4,873,344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
72,958	*	Geo Group, Inc	$1,492

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,492

LEATHER AND LEATHER PRODUCTS - 0.06%
109,854		Brown Shoe Co, Inc	2,753
981,233	*	Coach, Inc	41,624
199,713		K-Swiss, Inc (Class A)	3,844
64,080	*	Steven Madden Ltd	1,131
101,575	*	Timberland Co (Class A)	5,769
16,857		Weyco Group, Inc	624
274,900		Wolverine World Wide, Inc	6,927
298,104		Yue Yuen Industrial Holdings	770

		TOTAL LEATHER AND LEATHER PRODUCTS	63,442

LEGAL SERVICES - 0.00%
112,078	e*	Pre-Paid Legal Services, Inc	2,878

		TOTAL LEGAL SERVICES	2,878

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.06%
228	e	Central Japan Railway Co	1,791
8,572		East Japan Railway Co	44,332
102,000		Keio Electric Railway Co Ltd	532
624,032	*	Laidlaw International, Inc	10,265
953,361		MTR Corp	1,437
4,106,000		SMRT Corp Ltd	1,768
55,000		Veolia Environnement	1,583

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	61,708

LUMBER AND WOOD PRODUCTS - 0.13%
68,326		American Woodmark Corp	2,530
466,953	*	Champion Enterprises, Inc	4,805
62,259		Deltic Timber Corp	2,477
2,061,603		Georgia-Pacific Corp	74,115
45,409		Holmen AB (B Shs)	1,341
207,448	*	Masonite International Corp	5,216
28,533	*	Modtech Holdings, Inc	215
440,058		Rayonier, Inc	19,908
1,855,234		Sekisui House Ltd	17,708
38,354		Skyline Corp	1,536
151,730		Tenon Ltd	211
95,452		Universal Forest Products, Inc	3,264

		TOTAL LUMBER AND WOOD PRODUCTS	133,326

METAL MINING - 0.47%
511,536		Agnico-Eagle Mines Ltd	7,255
1,055,944		Alumina Ltd	4,299
953,921	e	Barrick Gold Corp	20,050
198,340	*	Barrick Gold Corp (U.S.)	4,173
73,281	e	Cameco Corp	5,811
65,394	e*	Cleveland-Cliffs, Inc	5,288
1,306,882	e*	Coeur D'alene Mines Corp	6,195
423,538	e	Falconbridge Ltd	11,245
734,501		Freeport-McMoRan Copper & Gold, Inc (Class A)	29,747
268,469	*	Glamis Gold Ltd	4,964
395,828	e	Goldcorp, Inc	5,474
728,212	*	Hecla Mining Co	5,418
102,700		Iluka Resources Ltd	362
332,810	*	Inco Ltd	12,991
558,092		Johnson Matthey plc	9,644
797,580	*	Kinross Gold Corp	5,401
191,712	*	Meridian Gold, Inc	3,181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

3,442,785	e	Mitsubishi Materials Corp	$7,278
11,000		Mitsui Mining & Smelting Co Ltd	43
1,149,934		Newcrest Mining Ltd	12,653
1,985,283		Newmont Mining Corp	90,390
2,746,424		Newmont Mining Corp (Chess)	12,195
150,000		Nippon Light Metal Co Ltd	335
751,566	e	Noranda, Inc	13,065
157,079		Outokumpu Oyj	2,692
465,835		Phelps Dodge Corp	42,871
930,533	*	Placer Dome, Inc	18,529
710,478	e	Rio Tinto Ltd	19,541
1,781,583		Rio Tinto plc	47,907
123,743	e	Royal Gold, Inc	2,114
92,423		Southern Peru Copper Corp	4,775
277,671	*	Stillwater Mining Co	4,304
1,061,067		Sumitomo Metal Mining Co Ltd	7,355
725,177	e	Teck Cominco Ltd (Class B)	15,592
122,636		Umicore	8,948
5,362,816		WMC Resources Ltd	20,821

		TOTAL METAL MINING	472,906

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
743,900		Aderans Co Ltd	14,714
10,970		Amer Group plc	518
267,186	e	Blyth, Inc	8,256
407,778		Callaway Golf Co	4,310
88,550	*	Daktronics, Inc	2,165
52,619		Escalade, Inc	731
810,853		Hasbro, Inc	15,244
539,222	*	Identix, Inc	3,591
153,333	*	Jakks Pacific, Inc	3,527
1,458	*	Johnson Outdoors, Inc (Class A)	29
204,634	*	K2, Inc	2,928
203,246	e*	Leapfrog Enterprises, Inc	4,116
31,824	*	Lydall, Inc	296
2,106,786		Mattel, Inc	38,196
19,000		Mitsuboshi Belting Co Ltd	76
22,326	*	Morgan Crucible Co	54
184,121	e	Nautilus Group, Inc	4,159
448,633	e	Nintendo Co Ltd	54,871
93,455	e*	Oneida Ltd	146
86,087		Penn Engineering & Manufacturing Corp	1,603
1,000		Playmates Interactive Entertainment Ltd	0
118,319	*	RC2 Corp	3,893
8,000	*	RHI AG.	177
51,131		Russ Berrie & Co, Inc	1,030
82,130	e*	Sega Corp	1,110
152,987	e*	Shuffle Master, Inc	5,731
15,150		Societe BIC S.A.	698
52,028	*	Steinway Musical Instruments, Inc	1,415
378,154	*	Yankee Candle Co, Inc	10,951
80,000		Yonex Co Ltd	657

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	185,192

MISCELLANEOUS RETAIL - 1.23%
175,135	*	1-800-Flowers.com, Inc (Class A)	1,454
82,503	*	AC Moore Arts & Crafts, Inc	2,040
412,598	e*	Aeon Co Ltd	6,574
262,008	e*	Alloy, Inc	993
1,628,215	*	Amazon.com, Inc	66,529
3,400		Aoki International Co Ltd	42
260,848	*	Barnes & Noble, Inc	9,651
5,000		Best Denki Co Ltd	20
157,251	*	Big 5 Sporting Goods Corp	3,585

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

46,709		Blair Corp	$1,316
22,663	e*	Blue Nile, Inc	763
412,815		Borders Group, Inc	10,238
2,411		Carpetright plc	46
175,824		Cash America International, Inc	4,301
26,100		Circle K Sunkus Co Ltd	632
277		Clarins	17
178,462	*	Coldwater Creek, Inc	3,725
930,840	*	Cookson Group plc	505
2,228	*	Cortefiel S.A.	26
2,150,418		CVS Corp	90,597
196,396	*	Dick's Sporting Goods, Inc	6,996
327,868	e*	Drugstore.com, Inc	1,121
3,415,453	*	eBay, Inc	314,017
5,784		Etam Developpement S.A.	106
627	b,e*	FAO, Inc	0
21,409	*	Finlay Enterprises, Inc	416
121,842	e*	Friedman's, Inc (Class A)	251
6,003	*	Gaiam, Inc	36
605,564		GUS plc	9,862
93,979		Hancock Fabrics, Inc	1,126
3		Hellenic Duty Free Shops S.A.	0
181,189	*	Hibbett Sporting Goods, Inc	3,713
4,374,578		HMV Group plc	18,068
11,691		House Of Fraser plc	26
13		Index Corp	29
19,000		Izumiya Co Ltd	116
125,272	*	Jill (J.) Group, Inc	2,487
1,215	*	Kanebo Ltd	2
6,000		Kojima Co Ltd	64
753,633		Lifestyle International Holdings Ltd	1,179
184,917		Longs Drug Stores Corp	4,475
4,516		Marionnaud Parfumeries	118
14,000		Maruetsu, Inc	63
626,456	e*	Marvel Enterprises, Inc	9,121
60,790		Matsumotokiyoshi Co Ltd	1,536
359,055		Michaels Stores, Inc	21,260
173,815		MSC Industrial Direct Co (Class A)	5,924
3,162,385		Next plc	93,448
1,047,000		Nippon Mining Holdings, Inc	5,301
1,996,587	*	Office Depot, Inc	30,009
536,379		Omnicare, Inc	15,212
77,800	e*	Overstock.com, Inc	2,858
4,113,900		Pacific Brands Ltd	8,612
11,000		Parco Co Ltd	67
86,551	*	Party City Corp	1,278
40,848	*	PC Connection, Inc	281
38,748	*	PC Mall, Inc	592
6,461		Peacock Group plc	29
390,689	e*	Petco Animal Supplies, Inc	12,760
763,156		Petsmart, Inc	21,666
262,649	e*	Priceline.com, Inc	5,823
2,727,314	*	Rite Aid Corp	9,600
70,803	*	Sharper Image Corp	1,519
645,373	*	Shoppers Drug Mart Corp	17,440
7,914,700		Signet Group plc	16,399
133,426	*	Sports Authority, Inc	3,095
103,425		Stamps.com, Inc	1,376
3,440,769		Staples, Inc	102,604
41,400	*	Systemax, Inc	234
2,013		Ten Cate NV	108
683,443		Tiffany & Co	21,009
1,257,161	*	Toys 'R' Us, Inc	22,302
114,729	*	Valuevision International, Inc (Class A)	1,536
6,031,155		Walgreen Co	216,096

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

27,966	*	Whitehall Jewellers, Inc	$225
68,659		World Fuel Services Corp	2,458
50,404		Xebio Co Ltd	1,399
441,576	*	Zale Corp	12,408

		TOTAL MISCELLANEOUS RETAIL	1,232,910

MOTION PICTURES - 1.05%
258,206	*	AMC Entertainment, Inc	4,942
157,279	*	Avid Technology, Inc	7,372
654,938	e	Blockbuster, Inc (Class A)	4,971
45,494		Carmike Cinemas, Inc	1,602
548,538	*	Hollywood Entertainment Corp	5,414
15,505,370	*	Liberty Media Corp (Class A)	135,207
377,103		Metro-Goldwyn-Mayer, Inc	4,363
158,685		Movie Gallery, Inc	2,782
349,333	e*	NetFlix, Inc	5,387
280,500		Rank Group plc	1,419
80,163	*	Reading International, Inc	641
177,376	e	Regal Entertainment Group (Class A)	3,388
35,964,815	*	Time Warner, Inc	580,472
80		Toho Co Ltd	1
13,080,851		Walt Disney Co	294,973

		TOTAL MOTION PICTURES	1,052,934

NONDEPOSITORY INSTITUTIONS - 2.28%
100,073	*	Accredited Home Lenders Holding Co	3,855
125,915		Acom Co Ltd	7,792
21,806	e*	Actrade Financial Technologies Ltd	0
47,474		Advanta Corp (Class A)	1,082
94,046		Advanta Corp (Class B)	2,275
56,778		Aiful Corp	5,569
392,773	e	American Capital Strategies Ltd	12,310
7,881,202		American Express Co	405,567
841,663	*	AmeriCredit Corp	17,574
44,544		Asta Funding, Inc	721
9,609		Beverly Hills Bancorp Inc	100
1,525,277		Capital One Financial Corp	112,718
311,374	*	CapitalSource, Inc	6,956
391,687		Cattles plc	2,341
275,712		CharterMac	6,063
1,132,979		CIT Group, Inc	42,362
148,078	*	CompuCredit Corp	2,757
3,198,725		Countrywide Financial Corp	125,998
87,365	*	Credit Acceptance Corp	1,655
454,544		Credit Saison Co Ltd	13,981
47,204		D Carnegie AB	467
474,850	*	Deutsche Postbank AG.	18,519
475,068		Doral Financial Corp	19,701
28,247	b*	DVI, Inc	0
174,581	e*	E-Loan, Inc	372
75,799	*	Encore Capital Group, Inc	1,429
8,031,668		Fannie Mae	509,208
48,911	e*	Federal Agricultural Mortgage Corp (Class C)	1,085
138,393	*	Financial Federal Corp	5,187
65,035	*	First Cash Financial Services, Inc	1,303
105,828	*	First Marblehead Corp	4,910
4,460,057		Freddie Mac	290,974
11,399,010		HBOS plc	153,878
48,000		Hitachi Capital Corp	756
1,842,963	*	Hypo Real Estate Holding	63,175
75,754		IGM Financial, Inc	2,011
27,401	f*	Imperial Credit Industry Wts 01/31/08	0
132,441		Irish Life & Permanent plc	2,138
109,042		Irish Life & Permanent plc	1,754

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

16,000		Jaccs Co Ltd	$79
86,000		Kim Eng Holdings Ltd	58
9,500		Lopro Corp	69
7,095,363		MBNA Corp	178,803
190,082		MCG Capital Corp	3,300
69,166		Medallion Financial Corp	626
769,768	e	Mediobanca S.p.A.	10,172
195,884	e*	Metris Cos, Inc	1,916
45,191	*	Nelnet, Inc	1,011
173,249	e*	New Century Financial Corp	10,433
1,964,200	e*	Nissin Co Ltd	4,152
233,531	e	ORIX Corp	23,943
70,441		Perpetual Trustees Australia Ltd	2,557
38,787		Promise Co Ltd	2,537
1,636,292	*	Providian Financial Corp	25,428
270		SFCG Co Ltd	53
2,072,363		SLM Corp	92,427
21,723		Student Loan Corp	3,079
923,264	e	Takefuji Corp	59,057
24,100	*	United PanAm Financial Corp	434
120,804		Westcorp	5,137
40,572	*	WFS Financial, Inc	1,889
132,859	*	World Acceptance Corp	3,089

		TOTAL NONDEPOSITORY INSTITUTIONS	2,278,792

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
129,860		Amcol International Corp	2,483
78,359		Compass Minerals International, Inc	1,740
115,000		Dowa Mining Co Ltd	771
226,725	e	Potash Corp Of Saskatchewan	14,511
569,317		Vulcan Materials Co	29,007

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	48,512

OIL AND GAS EXTRACTION - 2.05%
1,358,082		Anadarko Petroleum Corp	90,122
1,804,185		Apache Corp	90,408
956	e*	Atlas America, Inc	21
63,524	*	Atwood Oceanics, Inc	3,020
111,324		Berry Petroleum Co (Class A)	4,089
1,010,844		BJ Services Co	52,978
126,343	*	Brigham Exploration Co	1,188
2,320,005		Burlington Resources, Inc	94,656
304,405		Cabot Oil & Gas Corp (Class A)	13,668
261,390	*	Cal Dive International, Inc	9,311
35,797	*	Callon Petroleum Co	454
740,191	e	Canadian Natural Resources Ltd	29,536
104,473	e*	Cheniere Energy, Inc	2,064
1,206,039		Chesapeake Energy Corp	19,092
255,785	*	Cimarex Energy Co	8,937
30,743	*	Clayton Williams Energy, Inc	659
4,426,000		CNOOC Ltd	2,313
285,410	*	Comstock Resources, Inc	5,971
111,907	*	Delta Petroleum Corp	1,459
334,369	*	Denbury Resources, Inc	8,493
1,564,776		Devon Energy Corp	111,115
911,556	e	Diamond Offshore Drilling, Inc	30,072
75,823	*	Edge Petroleum Corp	1,211
943,626		EnCana Corp	43,507
127,867	*	Encore Acquisition Co	4,411
138,979	*	Energy Partners Ltd	2,263
250,618	b*	Enron Corp	11
1,044,383		ENSCO International, Inc	34,120
973,734		EOG Resources, Inc	64,120
10,461		ERG S.p.A.	85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

209,653	e*	Evergreen Resources, Inc	$8,397
12,067	*	Exploration Co Of Delaware, Inc	55
283,656	*	Forest Oil Corp	8,544
2,188	*	Forest Oil Corp Wts 02/15/05	8
165,491	e*	FX Energy, Inc	1,496
480,798	*	Global Industries Ltd	2,971
1,101,763	*	Grey Wolf, Inc	5,388
32,550		Groupe Bruxelles Lambert S.A.	2,270
1,925	*	Groupe Bruxelles Lambert S.A. (Strp Vvpr)	0
463,651	*	Hanover Compressor Co	6,236
220,319	*	Harvest Natural Resources, Inc	3,657
305,741		Helmerich & Payne, Inc	8,772
143,045	*	Horizon Offshore, Inc	100
86,585	*	Houston Exploration Co	5,139
523,578	e	Husky Energy, Inc	12,738
185,778	e	Imperial Oil Ltd	9,612
296,818	b*	KCS Energy, Inc	4,129
1,022,589		Kerr-McGee Corp	58,543
805,280	*	Key Energy Services, Inc	8,898
149,524	*	Lundin Petroleum AB	881
448,228	e*	Magnum Hunter Resources, Inc	5,173
32,226	*	Magnum Hunter Resources, Inc Wts 03/21/05	13
1,862,483		Marathon Oil Corp	76,883
75,593	e*	McMoRan Exploration Co	985
318,317	*	Meridian Resource Corp	2,811
243,123	*	Mission Resources Corp	1,529
302,313	*	Newfield Exploration Co	18,514
495,640	*	Newpark Resources, Inc	2,974
184,488	*	Nexen, Inc	7,690
393,409		Noble Energy, Inc	22,912
2,020,907		Occidental Petroleum Corp	113,029
151,979	*	Oceaneering International, Inc	5,599
52,153	e	OMV AG.	12,016
1,889,951		Origin Energy Ltd	8,310
31,036		Paladin Resources plc	85
542,169	*	Parker Drilling Co	1,990
370,378		Patina Oil & Gas Corp	10,952
928,432		Patterson-UTI Energy, Inc	17,705
109,893		Penn Virginia Corp	4,351
181,127		Penn West Petroleum Ltd	10,011
528,668		Petro-Canada	27,462
4,370,000		PetroChina Co Ltd	2,340
33,795	e	PetroKazakhstan, Inc (Class A)	1,158
98,272	*	Petroleum Development Corp	4,306
1,108,806		Pioneer Natural Resources Co	38,232
467,874	*	Plains Exploration & Production Co	11,163
360,015		Pogo Producing Co	17,083
109,577	*	Precision Drilling Corp	6,289
630,377	*	Pride International, Inc	12,475
179,360	*	Quicksilver Resources, Inc	5,860
500,868		Range Resources Corp	8,760
7,050	*	Regal Petroleum plc	47
158,285	*	Remington Oil & Gas Corp	4,155
609,532	*	Rowan Cos, Inc	16,092
62,602		RPC, Inc	1,119
1,400,000		Saipem S.p.A.	15,736
108,383	*	Seacor Smit, Inc	5,067
50	*	Serval Integrated Energy Services (Units)	0
16,117,424		Shell Transport & Trading Co plc	118,265
132,839	e	Smedvig ASA	1,737
317,811	*	Southwestern Energy Co	13,345
152,342	*	Spinnaker Exploration Co	5,338
174,025		St. Mary Land & Exploration Co	6,928
139,522	*	Stone Energy Corp	6,105
388,033	*	Superior Energy Services, Inc	5,013
170,142	*	Swift Energy Co	4,077

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

140,899	e*	Syntroleum Corp	$989
1,115,856		Talisman Energy, Inc	28,911
170,283	*	Tetra Technologies, Inc	5,287
1,751	*	TGS Nopec Geophysical Co ASA	34
285,888		Tidewater, Inc	9,306
940,000	*	Titan Petrochemicals Group Ltd	63
36,299	*	Todco	630
163,377	*	Total S.A.	2
1,548,818	e	Total S.A.	315,476
116,121	*	Transmontaigne, Inc	676
232,996	*	Unit Corp	8,173
1,326,081		Unocal Corp	57,021
997,511	*	Varco International, Inc	26,753
242,787	*	Veritas DGC, Inc	5,531
449,988		Vintage Petroleum, Inc	9,031
142,687	*	W-H Energy Services, Inc	2,961
108,747	*	Whiting Petroleum Corp	3,306
1,246,268		XTO Energy, Inc	40,479

		TOTAL OIL AND GAS EXTRACTION	2,053,501

PAPER AND ALLIED PRODUCTS - 0.65%
675,000	e	Abitibi-Consolidated, Inc (Canada)	4,240
556,248		Bemis Co	14,785
51,351		Billerud AB	794
431,340		Boise Cascade Corp	14,355
277,375		Bowater, Inc	10,593
240,279	*	Buckeye Technologies, Inc	2,679
209,300		Bunzl plc	1,576
198,372	*	Caraustar Industries, Inc	3,327
1,071,712		Carter Holt Harvey Ltd	1,630
100,394		Chesapeake Corp	2,411
160,100		De La Rue plc	902
8,443	*	Domtar, Inc	101
2	e*	Earthshell Corp	0
170,528		Glatfelter	2,113
409,014	*	Graphic Packaging Corp	2,650
89,448		Greif, Inc (Class A)	3,770
2,427,808		International Paper Co	98,108
3,044,213		Kimberly-Clark Corp	196,626
320,058		Longview Fibre Co	4,881
18,965		Mayr-Melnhof Karton AG.	2,662
1,514,546		MeadWestvaco Corp	48,314
80,000		Mitsubishi Paper Mills Ltd	113
600,000		NGK Insulators Ltd	5,047
1,451		Nippon Paper Group, Inc	6,359
1,711,412		OJI Paper Co Ltd	9,674
416,324		Packaging Corp Of America	10,187
940,393	*	Pactiv Corp	21,864
183,146	*	Playtex Products, Inc	1,154
97,873		Pope & Talbot, Inc	1,723
181,188		Potlatch Corp	8,481
152,453		Rock-Tenn Co (Class A)	2,400
94,011		Schweitzer-Mauduit International, Inc	3,046
2,250,025	*	Smurfit-Stone Container Corp	43,583
453,374		Sonoco Products Co	11,987
105,900	e	Stora Enso Oyj (R Shs)	1,431
173,944		Svenska Cellulosa AB (B Shs)	6,762
1,213,510		TDC a/s	42,937
341,203		Temple-Inland, Inc	22,912
323,100		Uni-Charm Corp	16,006
454,290		UPM-Kymmene Oyj	8,650
255,941		Wausau-Mosinee Paper Corp	4,261

		TOTAL PAPER AND ALLIED PRODUCTS	645,094

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

PERSONAL SERVICES - 0.13%
240,161	b*	Alderwoods Group, Inc	$2,361
55,111		Angelica Corp	1,371
629,648		Cintas Corp	26,470
192,816	e*	Coinstar, Inc	4,493
18,128		CPI Corp	240
94,000		Davis Service Group plc	629
131,599		G & K Services, Inc (Class A)	5,230
1,009,056		H & R Block, Inc	49,868
81,000		Jackson Hewitt Tax Service, Inc	1,639
233,438		Regis Corp	9,389
2,273,577	*	Service Corp International	14,119
54,942		Unifirst Corp	1,571
293,001	e*	Weight Watchers International, Inc	11,374

		TOTAL PERSONAL SERVICES	128,754

PETROLEUM AND COAL PRODUCTS - 4.84%
420,792		Amerada Hess Corp	37,450
346,482		Ashland, Inc	19,431
8,372,067		BHP Billiton Ltd	87,083
53,323,409		BP plc	508,992
421,635		BP plc (Spon ADR)	24,257
13,251,960		ChevronTexaco Corp	710,835
2,557,410		China Petroleum & Chemical Corp	1,041
4,017,333		ConocoPhillips	332,836
123,958		ElkCorp	3,441
9,979,132	e	ENI S.p.A.	223,589
47,107,222		ExxonMobil Corp	2,276,692
791,177	e	Fortum Oyj	11,055
165,721		Frontier Oil Corp	3,913
64,115	*	Giant Industries, Inc	1,558
227,167	*	Headwaters, Inc	7,010
1		Hellenic Petroleum S.A.	0
187,140		Holly Corp	4,772
271,669		Lubrizol Corp	9,400
1,757,309		Lyondell Chemical Co	39,469
381,968		Murphy Oil Corp	33,143
6,247,047		Nippon Oil Corp	39,393
346,480		Norsk Hydro ASA	25,221
204,870	*	Premcor, Inc	7,887
1,606,063		Premier Farnell plc	5,616
3,502,886	e	Repsol YPF S.A.	76,918
3,746,294	e	Royal Dutch Petroleum Co	192,956
579,044		Santos Ltd	3,083
91,316	e	Shell Canada Ltd (U.S.)	4,979
549,200		Showa Shell Sekiyu KK	4,873
1,248,480	e	Suncor Energy, Inc	39,855
375,453		Sunoco, Inc	27,776
41,176		Teikoku Oil Co Ltd	228
425,180	*	Tesoro Petroleum Corp	12,556
110,000		TonenGeneral Sekiyu KK	949
658,067	e	Valero Energy Corp	52,784
103,805		WD-40 Co	2,969
1,028,862	e	Woodside Petroleum Ltd	14,532

		TOTAL PETROLEUM AND COAL PRODUCTS	4,848,542

PIPELINES, EXCEPT NATURAL GAS - 0.04%
239,521	*	Enbridge, Inc	9,984
1,178,202	e	TransCanada Corp	25,742

		TOTAL PIPELINES, EXCEPT NATURAL GAS	35,726

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

PRIMARY METAL INDUSTRIES - 0.69%
709,494		Acerinox S.A.	$9,799
851,796	*	AK Steel Holding Corp	6,951
21,792		Alcan, Inc	1,037
959,051	*	Alcan, Inc	45,848
4,294,587		Alcoa, Inc	144,255
655,329		Allegheny Technologies, Inc	11,960
1		Aluminum of Greece S.A.I.C.	0
785,569	*	Andrew Corp	9,615
421,310		Arcelor	7,786
103,343	e	Bekaert S.A.	6,450
411,460		Belden CDT, Inc	8,970
4,241,491		BHP Billiton plc	44,631
1,227,992	e	BlueScope Steel Ltd	7,739
100,762	*	Brush Engineered Materials, Inc	2,087
139,906		Carpenter Technology Corp	6,679
110,444	*	Century Aluminum Co	3,063
532,042	*	CommScope, Inc	11,492
5,487,578	*	Corus Group plc	5,064
128,004	e	Curtiss-Wright Corp	7,326
360,399	e	Dofasco, Inc	12,131
99,405	*	Encore Wire Corp	1,316
704,939		Engelhard Corp	19,985
241,755	e*	General Cable Corp	2,572
90,670		Gibraltar Steel Corp	3,279
38,531	e*	Imco Recycling, Inc	439
5,173		Intermet Corp	1
557,700	*	International Steel Group, Inc	18,794
84		Japan Steel Works Ltd	0
6,735,000		Kobe Steel Ltd	9,777
108,792	e*	Liquidmetal Technologies, Inc	207
175,060	*	Lone Star Technologies, Inc	6,617
233,273		Matthews International Corp (Class A)	7,903
296,379	*	Maverick Tube Corp	9,131
214,788		Mueller Industries, Inc	9,225
612,000		NatSteel Ltd	778
461,000		NEOMAX Co Ltd	7,374
13,080,793	e	Nippon Steel Corp	31,095
2,762,000	*	Nisshin Steel Co Ltd	6,115
84,186		NN, Inc	964
7,236	*	Norddeutsche Affinerie AG.	117
2,700	*	Northwest Pipe Co	47
109,191	*	NS Group, Inc	2,020
551,106		Nucor Corp	50,355
2,222,406		OneSteel Ltd	4,894
162,304	*	Oregon Steel Mills, Inc	2,699
317,964		Precision Castparts Corp	19,094
35,000	f*	Promet BHD	3
149,572		Quanex Corp	7,670
1,102,740		Rautaruukki Oyj	10,751
7,385		Roanoke Electric Steel Corp	106
170,000	*	RTI International Metals, Inc	3,293
139,537		Ryerson Tull, Inc	2,396
1,169		Salzgitter AG.	18
128,610		Schnitzer Steel Industries, Inc (Class A)	4,161
56,437		Ssab Svenskt Stal AB (Series A)	1,070
21,211		Ssab Svenskt Stal AB (Series B)	389
227,962		Steel Dynamics, Inc	8,804
54,167		Steel Technologies, Inc	1,388
1,272,000	*	Sumitomo Heavy Industries Ltd	3,762
2,863,498		Sumitomo Metal Industries Ltd	3,404
132,039		Texas Industries, Inc	6,792
1,040,941		ThyssenKrupp AG.	20,285
81,330	*	Titanium Metals Corp	1,908
179,908		Tredegar Corp	3,274
110,442	e	Trelleborg AB (B Shs)	1,638
61,040	e	TUI AG.	1,144
786,144		United States Steel Corp	29,575

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,076		Vallourec	$126
222,921	*	Vivendi Universal S.A. (Spon ADR)	5,736
21,902	*	Wheeling-Pittsburgh Corp	686
377,234		Worthington Industries, Inc	8,054
2,000		Yamato Kogyo Co Ltd	27

		TOTAL PRIMARY METAL INDUSTRIES	694,141

PRINTING AND PUBLISHING - 0.83%
512,559		American Greetings Corp (Class A)	12,875
42,904		APN News & Media Ltd	141
151,753		Banta Corp	6,032
119,252		Belo (A.H.) Corp Series A	2,688
351,800	f	Belo (A.H.) Corp Series B	7,930
211,988		Bowne & Co, Inc	2,754
173,501	*	Cenveo, Inc	607
95,815	*	Consolidated Graphics, Inc	4,015
37,101		Courier Corp	1,546
41,954		CSS Industries, Inc	1,298
1,741,845		Dai Nippon Printing Co Ltd	23,295
14,732		Daily Mail & General Trust plc	192
185,000	*	Dex Media, Inc	3,916
96,902		Dow Jones & Co, Inc	3,935
206,300	f	Dow Jones & Co, Inc (Class B)	8,378
158,828		Emap plc	2,164
158,896		Eniro AB	1,375
88,499		Ennis, Inc	1,896
301,320		EW Scripps Co	14,397
37,000		Gakken Co Ltd	86
1,608,121		Gannett Co, Inc	134,696
163,112	e	Gruppo Editoriale L'Espresso S.p.A.	902
175,159	e	Harland (John H.) Co	5,491
318,210		Harte-Hanks, Inc	7,958
393,826		Hollinger International, Inc	6,809
601,065		Independent News & Media plc	1,523
160,839		Independent Newspapers Ltd	554
74,709	*	Information Holdings, Inc	2,034
1,320,831	e	John Fairfax Holdings Ltd	3,550
131,463		Journal Communications, Inc	2,306
231,917	*	Journal Register Co	4,383
818,371		Knight Ridder, Inc	53,562
24,000		Kyodo Printing Co Ltd	86
100,607	e	Lagardere S.C.A.	6,240
227,204		Lee Enterprises, Inc	10,529
14,400	f	Lee Enterprises, Inc (Class B)	667
76,253	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,197
113,306		McClatchy Co (Class A)	8,025
1,174,300		McGraw-Hill Cos, Inc	93,580
120,985		Media General, Inc (Class A)	6,769
55,764		Meredith Corp	2,865
125,900		Meredith Corp (Class B)	6,469
729,031		New York Times Co (Class A)	28,505
2,112,764	e	News Corp Ltd	17,462
200	e	News Corp Ltd (Spon ADR)	7
651,725		News Corp Ltd (Spon ADR)	20,419
294,356		Pearson plc	3,148
95,052	*	Playboy Enterprises, Inc (Class B)	954
1,109,375	e*	Primedia, Inc	2,607
16,617	e*	Private Media Group, Inc	44
41,743		Pulitzer, Inc	2,062
422,046		Quebecor World, Inc	9,404
1,124,668		R.R. Donnelley & Sons Co	35,225
623,225		Reader's Digest Association, Inc (Class A)	9,093
913,314	e	Reed Elsevier NV	11,763
5,171,626		Reed Elsevier plc	45,388
243,020	*	Scholastic Corp	7,507

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES					VALUE (000)

1,898,093		SCMP Group Ltd			$815
2,722,024		Singapore Press Holdings Ltd			7,664
123,137		Standard Register Co			1,293
50,000	e	Telefonica Publicidad e Informacion S.A.			350
91,153		Thomas Nelson, Inc			1,782
2,714,460		Toppan Printing Co Ltd			26,624
1,505,052		Tribune Co			61,933
1,082,057		Trinity Mirror plc			12,884
586,844		United Business Media plc			4,957
338,747	*	Valassis Communications, Inc			10,020
98,106		VNU NV			2,522
29,081		Washington Post Co (Class B)			26,755
198,314		West Aust News Hdg			1,090
293,796		Wiley (John) & Sons, Inc (Class A)			9,387
117,170		Wolters Kluwer NV			1,972
1,415,407		Yell Group plc			9,028

		TOTAL PRINTING AND PUBLISHING			832,379

RAILROAD TRANSPORTATION - 0.49%
4,268,594	*	ADC Telecommunications, Inc			7,726
4,715,739	e	Brambles Industries Ltd			24,184
13,183,586		Brambles Industries plc			61,251
2,275,046		Burlington Northern Santa Fe Corp			87,157
244,795		Canadian National Railway Co			11,873
724,083	*	Canadian National Railway Co (Canada)			35,370
586,886		Canadian Pacific Railway Ltd			15,160
1,888,980		CSX Corp			62,714
189,800		Firstgroup plc			1,008
120,097		Florida East Coast Industries			4,510
168,685	*	Genesee & Wyoming, Inc (Class A)			4,271
383,317	*	Kansas City Southern Industries, Inc			5,815
619		Keihin Electric Express Railway Co Ltd			4
458,000	e	Kintetsu Corp			1,538
1,447,322		Mayne Group Ltd			4,141
718,869		Nippon Express Co Ltd			3,483
2,779,876		Norfolk Southern Corp			82,674
112,000		Tobu Railway Co Ltd			410
1,372,506		Union Pacific Corp			80,429

		TOTAL RAILROAD TRANSPORTATION			493,718

REAL ESTATE - 0.30%
12,940	*	Aedes S.p.A.			58
1,891,000		Ascendas Real Estate Investment Trust			1,741
30,045	e*	Avatar Holdings, Inc			1,275
15,381		Bovis Homes Group plc			152
278,321		British Land Co plc			3,747
24,050		Brixton plc			135
279,503		Brookfield Properties Corp			8,962
440,000		Brookfield Homes Corp	12.000	06/30/20	453
700,587		CapitaLand Ltd			745
859,048		Catellus Development Corp			22,773
136,500	*	CB Richard Ellis Group, Inc			3,153
885,915		CFS Gandel Retail Trust			995
2,541,707		Cheung Kong Holdings Ltd			21,757
90,000		Chinese Estates Holdings Ltd			54
5,780	*	City Developments Ltd			14
307,802		City Developments Ltd			1,197
2,300		Cofinimmo			327
864,690		Commonwealth Property Office Fund			770
31,784		Consolidated-Tomoka Land Co			1,105
28,910	b*	Crescent Operating, Inc			6
9,732		Crest Nicholson plc			63
13,000		Daiwa Kosho Lease Co Ltd			69
1,355,000	*	Fadesa Inmobiliaria S.A.			19,724

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

2,379,000		Far East Consortium	$570
1,067		Financiere Pour la Location d'Immeubles Industriels et Commerciaux	52
174,163		Forest City Enterprises, Inc (Class A)	9,596
216,556		Gecina S.A.	18,289
4,329,930		General Property Trust	11,573
76,000		Guocoland Ltd	54
141,353		Hammerson plc	1,852
7,000		Hang Lung Group Ltd	11
10,742,000		Hang Lung Properties Ltd	15,842
352,500		Harvey Norman Holdings Ltd	753
822,118		Henderson Land Development Co Ltd	3,932
1,031,000		Hopewell Holdings	2,148
353,255		Hysan Development Co Ltd	623
5,974		Inmobiliaria Urbis S.A.	68
243,658	*	Jones Lang LaSalle, Inc	8,043
1,670,500		Kerry Properties Ltd	3,149
10,521		Klepierre	761
180,700		Leopalace21 Corp	3,336
104,829	e	LNR Property Corp	6,490
95,344	e	Metrovacesa S.A.	3,899
4,631	e	Metrovacesa Sa- New	187
6		MI Development	0
60,524		MI Developments, Inc	1,557
12,515		Minerva plc	69
387,738		Mirvac Group	1,222
989,448	e	Mitsubishi Estate Co Ltd	10,324
395,198		Mitsui Fudosan Co Ltd	4,109
2,928,000		New World Development Co Ltd	2,760
12,172	*	Orleans Homebuilders, Inc	274
5,715		Pillar Property plc	70
201,800	e	Sacyr Vallehermoso S.A.	2,857
85,000		Singapore Land Ltd	230
3,735,508		Sino Land Co Ltd	2,778
196,827		Slough Estates plc	1,659
368,907		St. Joe Co	17,623
790,928	*	Stewart Enterprises, Inc (Class A)	5,497
36,959		Stockland	149
2,666,206		Stockland Trust Group	10,989
1,874,429		Sun Hung Kai Properties Ltd	17,667
157,000	*	Tian An China Investment	39
328,000		TOC Co Ltd	2,500
1,050,000		Tokyo Tatemono Co Ltd	5,230
1,069,000		Tokyu Land Corp	2,881
190,902	*	Trammell Crow Co	3,001
400	*	U-Cyber Technology Holdings Ltd	0
20,153	e	Unibail	2,427
13,543	*	United Capital Corp	309
1,325,000		United Overseas Land Ltd	1,724
1,971,122		Westfield Group	21,717
1,000		YT Realty Group Ltd	0

		TOTAL REAL ESTATE	300,165

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.33%
21,427	e	Adidas-Salomon AG.	2,990
3,015	*	AEP Industries, Inc	32
91,408	*	Applied Films Corp	1,646
213,479		Aptargroup, Inc	9,387
17,688		Bandag, Inc	775
61,800		Bandag, Inc (Class A)	2,490
4,061,930		Bridgestone Corp	75,368
9999	e	Canadian Tire Class A	13,267
126,334		Continental AG.	6,868
402,526		Cooper Tire & Rubber Co	8,119
54,087	e,f*	Deckers Outdoor Corp	1,839
231,200	e	Fuji Seal International, Inc	9,880

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,138,961	e*	Goodyear Tire & Rubber Co	$12,232
2,211,000		Hi-P International Ltd	2,246
164,515	*	Jarden Corp	6,003
674,309		Michelin (C.G.D.E.) (B Shs)	34,270
168,832		Myers Industries, Inc	1,849
944,984		Nike, Inc (Class B)	74,465
9,300		Nokian Renkaat Oyj	1,011
10,272,094		Pirelli & C S.p.A.	10,513
42,150		Quixote Corp	813
290,455	e	Reebok International Ltd	10,666
121,646	*	Ryanair Holdings plc	607
28,000		Sanwa Shutter Corp	127
226,395		Schulman (A.), Inc	4,990
510,956	*	Sealed Air Corp	23,683
148,397	*	Skechers U.S.A., Inc (Class A)	2,155
144,879		Spartech Corp	3,636
127,000		Toyoda Gosei Co Ltd	2,460
56,856	*	Trex Co, Inc	2,518
326,244		Tupperware Corp	5,540

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	332,445

SECURITY AND COMMODITY BROKERS - 1.85%
375,422		3i Group plc	3,774
691,719		A.G. Edwards, Inc	23,947
158,931	e*	Affiliated Managers Group, Inc	8,509
1,527,881	*	Ameritrade Holding Corp	18,350
102,685		Australian Stock Exchange Ltd	1,212
494,640	e	Bear Stearns Cos, Inc	47,570
12,496		BKF Capital Group, Inc	366
97,611		Blackrock, Inc	7,173
7,663,466		Charles Schwab Corp	70,427
163,466	e	Chicago Mercantile Exchange	26,367
669,990		Close Brothers Group plc	8,396
1,919,877		Daiwa Securities Group, Inc	12,159
1,509,652		Deutsche Boerse AG.	76,350
3,573,615	*	E*Trade Financial Corp	40,811
349,967		Eaton Vance Corp	14,135
521,163		Federated Investors, Inc (Class B)	14,822
35,156		First Albany Cos, Inc	321
786,766		Franklin Resources, Inc	43,870
41,842		Gabelli Asset Management, Inc (Class A)	1,793
2,807,739		Goldman Sachs Group, Inc	261,794
26,100		Greenhill & Co, Inc	616
1,203,870		Hong Kong Exchanges & Clearing Ltd	2,740
771,557	*	Instinet Group, Inc	3,881
269,920	*	Investment Technology Group, Inc	4,130
342,743	e	Investors Financial Services Corp	15,468
270,653		Itochu Corp	1,154
1,776,975		Janus Capital Group, Inc	24,185
344,259	e	Jefferies Group, Inc	11,867
704,523	*	Knight Trading Group, Inc	6,503
438,072	e*	LaBranche & Co, Inc	3,702
585,171		Legg Mason, Inc	31,172
1,499,303	e	Lehman Brothers Holdings, Inc	119,524
478,445		Man Group plc	10,294
2,090,734		Marubeni Corp	5,539
52,158	e	Matsui Securities Co Ltd	1,309
5,261,070		Merrill Lynch & Co, Inc	261,580
2,906,050	e	Mitsubishi Corp	31,403
4,643,822	e	Mitsui & Co Ltd	38,890
9,295,278		Morgan Stanley	458,257
4,770,694		Nikko Cordial Corp	19,349
3,129,324		Nomura Holdings, Inc	40,176
113,738		Nuveen Investments, Inc	3,367
66,945	e*	OMX AB	795

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

517,000	b*	Peregrine Investment Holdings	$0
124,387	e*	Piper Jaffray Cos	4,924
377,614		Raymond James Financial, Inc	9,108
64,093		Sanders Morris Harris Group, Inc	773
373,428		SEI Investments Co	12,577
2,004,000		Singapore Exchange Ltd	2,107
11,138	*	Stifel Financial Corp	218
119,417		SWS Group, Inc	1,920
621,991		T Rowe Price Group, Inc	31,684
873		TSX Group, Inc	32
9,845		Value Line, Inc	364
378,427		Waddell & Reed Financial, Inc (Class A)	8,325
1,793,000	b*	Yamaichi Securities Co Ltd	0

		TOTAL SECURITY AND COMMODITY BROKERS	1,850,079

SOCIAL SERVICES - 0.01%
79,573	*	Bright Horizons Family Solutions, Inc	4,320
93,908	*	Res-Care, Inc	1,113

		TOTAL SOCIAL SERVICES	5,433

SPECIAL TRADE CONTRACTORS - 0.09%
4,732	*	Ascom Holding AG.	63
74,030		Chemed Corp	4,126
143,432	*	Comfort Systems U.S.A., Inc	947
382,193	*	Dycom Industries, Inc	10,850
62,785	e*	eAccess Ltd	58,105
91,320	*	EMCOR Group, Inc	3,435
280,503		Grafton Group plc	2,606
278,917	*	Integrated Electrical Services, Inc	1,342
1,132		Kinden Corp	7
22,819	e*	Layne Christensen Co	344
104,875	*	Matrix Service Co	537
559,389	*	Quanta Services, Inc	3,384

		TOTAL SPECIAL TRADE CONTRACTORS	85,746

STONE, CLAY, AND GLASS PRODUCTS - 0.47%
44,706		Ameron International Corp	1,471
48,331		Anchor Glass Container Corp	397
155,991		Apogee Enterprises, Inc	2,017
1,241,088	e	Asahi Glass Co Ltd	11,294
1,488,883	e	Boral Ltd	7,431
232,500		BPB plc	1,801
160,135	e*	Cabot Microelectronics Corp	5,805
102,794		CARBO Ceramics, Inc	7,416
94,950		Cimpor Cimentos de Portugal S.A.	489
287,475	e	Compagnie de Saint-Gobain	14,757
7,133,803	*	Corning, Inc	79,043
2,451,762		CRH plc	58,161
717,952		CRH plc (Ireland)	17,165
607,281		CSR Ltd	1,078
74,794		Eagle Materials, Inc	5,333
48,640		Eagle Materials, Inc (Class B)	3,356
192,741		Florida Rock Industries, Inc	9,442
347,100		Hanson plc	2,569
28,360	*	HeidelbergCement AG.	0
161,068		Heidelberger Zement AG. (Germany)	7,492
1,236,705		Holcim Ltd (Regd)	65,217
152,480		Hoya Corp	15,979
935,439	e	Italcementi S.p.A.	13,826
1,409,142		James Hardie Industries NV	5,879
431,295		Lafarge North America, Inc	20,223
402,898	e	Lafarge S.A. (Br)	35,253
83,053		Libbey, Inc	1,553

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

3,444,028	e	Nippon Sheet Glass Co Ltd	$11,312
588,855	*	Owens-Illinois, Inc	9,422
516,227		Pilkington plc	845
1,148,942		Rinker Group Ltd	7,182
124,900		RMC Group plc	1,920
45,451		Sika AG.	26,207
1,774,000	e	Sumitomo Osaka Cement Co Ltd	3,863
826,363	e	Taiheiyo Cement Corp	1,874
700		Toto Ltd	6
71,184	e*	U.S. Concrete, Inc	440
481,451	b,e*	USG Corp	8,777
211,399		Wienerberger AG.	7,929

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	474,224

TOBACCO PRODUCTS - 0.92%
138,090		Altadis S.A.	4,699
15,406,982		Altria Group, Inc	724,744
8,778		Japan Tobacco, Inc	73,432
422,240		Loews Corp (Carolina Group)	10,290
1,021,254		Reynolds American, Inc	69,486
152,807		Universal Corp (Virginia)	6,821
807,230		UST, Inc	32,499
175,854	e	Vector Group Ltd	2,643

		TOTAL TOBACCO PRODUCTS	924,614

TRANSPORTATION BY AIR - 0.46%
3,500	*	ABX Air, Inc	23
58,410	e	Air France-KLM	920
529,514	*	Airtran Holdings, Inc	5,274
153,466	*	Alaska Air Group, Inc	3,803
1,889,000	e	All Nippon Airways Co Ltd	6,050
208,960	e*	America West Holdings Corp (Class B)	1,128
1,881,168	e*	AMR Corp	13,789
425,075	e	Auckland International Airport Ltd	2,051
1,001,089		BAA plc	10,027
5,152,193	*	British Airways plc	19,346
1,442,800		Cathay Pacific Airways Ltd	2,470
826,384	e*	Continental Airlines, Inc (Class B)	7,041
903,960	e*	Delta Air Lines, Inc	2,974
4,256,546	*	easyJet plc	9,782
498,035	*	ExpressJet Holdings, Inc	4,985
1,601,802		FedEx Corp	137,258
4,900		Flughafen Wien AG.	298
367,339	*	FLYi, Inc	1,436
167,149	*	Forward Air Corp	6,689
216,957	*	Frontier Airlines, Inc	1,666
206,653	*	Gol Linhas Aereas Inteligentes S.A.	4,195
2,462,536	e	Iberia Lineas Aereas de Espana	6,820
325,766	e	Japan Airlines System Corp	893
427,833	e*	JetBlue Airways Corp	8,950
28,594		Kobenhavns Lufthavne As	4,357
53,457	e*	MAIR Holdings, Inc	438
176,468	e*	Mesa Air Group, Inc	900
142	*	Midwest Air Group, Inc	0
3,052,349	e*	Northwest Airlines Corp	25,060
123,153	*	Offshore Logistics, Inc	4,239
22,646	*	Petroleum Helicopters (Vote)	512
208,775	*	Pinnacle Airlines Corp	2,109
1,637,275	e	Qantas Airways Ltd	4,092
7,387	*	Republic Airways Holdings, Inc	66
7,028	*	Ryanair Holdings plc (Spon ADR)	205
5,561,893		SABMiller plc	73,421
63,936	e*	SAS AB	474
1,201,929		Singapore Airlines Ltd	7,782

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

356,841		Skywest, Inc	$5,370
4,325,714		Southwest Airlines Co	58,916
2,517,611		Swire Pacific Ltd (A Shs)	17,515
96	*	Swissair Group	0
6,700	b,e*	UAL Corp	7

		TOTAL TRANSPORTATION BY AIR	463,331

TRANSPORTATION EQUIPMENT - 3.29%
195,601	*	AAR Corp	2,435
80,960	*	Aftermarket Technology Corp	1,018
395,800	e	Alpine Electronics, Inc	5,067
256,691		American Axle & Manufacturing Holdings, Inc	7,511
135,117		Arctic Cat, Inc	3,506
420,460		ArvinMeritor, Inc	7,884
559,929		Autoliv, Inc	22,621
12,245,895		BAE Systems plc	49,804
455,001		Bayerische Motoren Werke AG.	18,705
212,450		BBA Group plc	1,028
225,844	*	BE Aerospace, Inc	2,055
4,772,293		Boeing Co	246,346
46,524		Bombardier, Inc (Class A)	112
1,104,542	e	Bombardier, Inc (Class B)	2,540
466,232		Brunswick Corp	21,335
573,714		CAE, Inc	2,493
156,685		Clarcor, Inc	7,469
88,916		Coachmen Industries, Inc	1,403
36,186		Cobham plc	872
31,016		Curtiss-Wright Corp (Class B)	1,678
1,383,364	e	DaimlerChrysler AG. (Regd)	57,042
17,259		DaimlerChrysler AG. (U.S.)	715
778,154		Dana Corp	13,766
2,488,350		Delphi Corp	23,117
1,554,987		Denso Corp	36,753
152,185		DSV a/s	8,039
41,693	*	Ducommun, Inc	932
15,203	*	Dura Automotive Systems, Inc	108
21,820	*	Fairchild Corp (Class A)	87
294,489		Federal Signal Corp	5,472
12,631,842	e*	Fiat S.p.A.	90,995
40,937,009	e	Finmeccanica S.p.A.	28,879
330,470	e*	Fleetwood Enterprises, Inc	5,017
10,734,060		Ford Motor Co	150,814
207,137	e*	GenCorp, Inc	2,807
1,376,818		General Dynamics Corp	140,573
3,399,868	e	General Motors Corp	144,426
448,975	e	Gentex Corp	15,772
1,032,861		Genuine Parts Co	39,641
942,733		Goodrich Corp	29,564
31,400		Greenbrier Cos, Inc	754
1,723,289		Harley-Davidson, Inc	102,432
170,831	*	Hayes Lemmerz International, Inc	1,736
100,718	e	Heico Corp	1,781
4,646		Heico Corp (Class A)	63
764,924	e	Honda Motor Co Ltd	37,061
4,442,473		Honeywell International, Inc	159,307
71	*	IMPCO Technologies, Inc	0
762,235		Jardine Cycle & Carriage Ltd	3,735
155,037		Kaman Corp (Class A)	1,851
401,185	e	Kawasaki Heavy Industries Ltd	604
6,215,112		Keppel Corp Ltd	29,163
26,870	*	Kvaerner ASA	94
2,377,945		Lockheed Martin Corp	132,642
13	*	Magna International, Inc (Class A)	1
272,037	e	Magna International, Inc (Class A)	20,137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

542,739		MAN AG.	$18,557
69,574		Marine Products Corp	1,252
219,500	*	Mascotech, Inc Escrow	0
3,300,000	e	Mazda Motor Corp	10,210
642,000		Mitsui Engineering & Shipbuilding Co Ltd	967
217,235		Monaco Coach Corp	4,703
284,612	*	Navistar International Corp	10,585
15,600,668		Nissan Motor Co Ltd	169,857
50,759		Noble International Ltd	927
2,414,124		Northrop Grumman Corp	128,745
666		NWS Holdings Ltd	1
202,620	e	Oshkosh Truck Corp	11,561
916,551		Paccar, Inc	63,352
539,765		Patrick Corp Ltd	2,209
444,942	e	Peugeot Citroen S.A.	27,410
250,054	e	Polaris Industries, Inc	13,958
1,511,342	e	Renault S.A.	123,606
6,111,816		Rolls-Royce Group plc	28,009
356,000		SembCorp Marine Ltd	220
32,892	*	Sequa Corp (Class A)	1,717
113,778		Shimano, Inc	2,906
2,164,572	e	Siemens AG.	159,180
2,370,269		Smiths Group plc	31,825
6,300		Spartan Motors, Inc	88
150,592	e*	Sports Resorts International, Inc	562
67,679		Standard Motor Products, Inc	1,023
21,897	*	Strattec Security Corp	1,363
133,997	e	Superior Industries International, Inc	4,013
201,175	*	Teledyne Technologies, Inc	5,037
259,865	*	Tenneco Automotive, Inc	3,404
588,928		Textron, Inc	37,850
25,846		Thales S.A.	860
223,587		Thor Industries, Inc	5,918
592,435		Tomkins plc	2,841
796,073		Toyota Industries Corp	18,093
4,723,624		Toyota Motor Corp	180,862
225,017		Trinity Industries, Inc	7,014
89,736	*	Triumph Group, Inc	3,036
147,563	*	TRW Automotive Holdings Corp	2,782
4,608,366		United Technologies Corp	430,329
186,745	e	Valeo S.A.	6,838
858,437		Visteon Corp	6,859
105,600		Volkswagen AG.	4,064
49,550		Volkswagen AG	1,348
90,782		Volvo AB	3,086
350,101	e	Volvo AB (B Shs)	12,359
186,405	*	Wabash National Corp	5,121
276,937		Westinghouse Air Brake Technologies Corp	5,176
187,442		Winnebago Industries, Inc	6,493
2,629,000		Yamaha Motor Co Ltd	39,835

		TOTAL TRANSPORTATION EQUIPMENT	3,299,773

TRANSPORTATION SERVICES - 0.13%
338,202	e	Amadeus Global Travel Distribution S.A. (A Shs)	2,676
46,893		Ambassadors Group, Inc	1,266
4,965		Ambassadors International, Inc	63
91,700		Arriva plc	738
586,175		C.H. Robinson Worldwide, Inc	27,193
257,492	e*	EGL, Inc	7,792
546,518		Expeditors International Of Washington, Inc	28,255
300,597	e	GATX Corp	8,014
52,929	*	HUB Group, Inc	1,972
18,522		Kuoni Reisen Holding (Regd)	6,853
64,450		National Express Group plc	793
80,234	e*	Navigant International, Inc	1,310
1,136	*	New World TMT Ltd	0
95,585	*	Orbitz, Inc (Class A)	2,600

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

156,361	*	Pacer International, Inc	$2,564
204,134	*	RailAmerica, Inc	2,256
1,490		Royal P&O Nedlloyd NV	67
796,011		Sabre Holdings Corp	19,526
3,428,339		Stagecoach Group plc	5,661
12,394		TDG plc	51
699,919	e	Toll Holdings Ltd	5,866

		TOTAL TRANSPORTATION SERVICES	125,516

TRUCKING AND WAREHOUSING - 0.41%
135,943		Arkansas Best Corp	4,978
17,852	*	Central Freight Lines, Inc	107
252,838		CNF, Inc	10,364
47,252	*	Covenant Transport, Inc (Class A)	913
361,308		Heartland Express, Inc	6,666
276,543		Hunt (J.B.) Transport Services, Inc	10,271
199,860	*	Landstar System, Inc	11,728
26,710	*	Marten Transport Ltd	467
38,000		Mitsubishi Logistics Corp	334
12,000		Nippon Konpo Unyu Soko Co Ltd	117
103,912	*	Old Dominion Freight Line	2,994
169,452		Overnite Corp	5,326
34,978	*	P.A.M. Transportation Services	670
24,996	e*	Quality Distribution, Inc	153
89,975	*	SCS Transportation, Inc	1,704
1,335,000		Seino Transportation Co Ltd	11,931
295,000		Singapore Post Ltd	140
91,371	*	Sirva, Inc	2,092
1,253,000	e	Sumitomo Warehouse Co Ltd	5,025
435,173	*	Swift Transportation Co, Inc	7,320
150,657	e	TPG NV	3,681
36,954	*	U.S. Xpress Enterprises, Inc (Class A)	685
3,773,622		United Parcel Service, Inc (Class B)	286,493
169,389		USF Corp	6,079
297,069		Werner Enterprises, Inc	5,736
1,079,893		Yamato Transport Co Ltd	14,864
227,595	*	Yellow Roadway Corp	10,672

		TOTAL TRUCKING AND WAREHOUSING	411,510

WATER TRANSPORTATION - 0.11%
3,066		A.P. Moller-Maersk a/s	23,488
262,670		Alexander & Baldwin, Inc	8,915
155,050		Associated British Ports Holdings plc	1,237
79,350		Carnival plc	3,901
1,444,463		China Shipping Development Co Ltd	1,232
33,453		Compagnie Maritime Belge S.A.	5,800
230,188		CP Ships Ltd	2,792
116,339		Exel plc	1,440
2,747		Frontline Ltd	129
85,574	*	Gulfmark Offshore, Inc	1,397
2,700	*	Hornbeck Offshore Services, Inc	45
547,032		Kamigumi Co Ltd	3,961
441,025	e	Kawasaki Kisen Kaisha Ltd	3,017
131,455	*	Kirby Corp	5,278
14,539		Maritrans, Inc	224
2,103,526		Mitsui OSK Lines Ltd	12,616
614,826		Nippon Yusen Kabushiki Kaisha	3,180
164,541		Overseas Shipholding Group, Inc	8,168
347,450		Peninsular & Oriental Steam Navigation Co	1,654
564200		Royal Caribbean Cruises LTD	24,599
55,316	*	Seabulk International, Inc	573
14,100		Uponor Oyj	499
2,390		Wilh Wilhelmsen ASA (Class A)	706

		TOTAL WATER TRANSPORTATION	114,851

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

WHOLESALE TRADE-DURABLE GOODS - 1.39%
37,168	e*	1-800 Contacts, Inc	$565
95,173	e	Action Performance Cos, Inc	964
456,800	*	Adesa, Inc	7,505
83,340		AGFA Gevaert NV	2,417
180,933		Agilysys, Inc	3,128
90,128	*	Alliance Imaging, Inc	673
256,632		Anixter International, Inc	9,005
82,000	e	Anritsu Corp	541
150,635		Applied Industrial Technologies, Inc	5,384
1,060,958	*	Arrow Electronics, Inc	23,956
102,550	*	Audiovox Corp (Class A)	1,727
154,795	*	Aviall, Inc	3,158
582,235	*	Avnet, Inc	9,968
82,002		Barnes Group, Inc	2,253
123,920	*	BioVeris Corp	770
316,590		BorgWarner, Inc	13,705
63,046	*	Boyds Collection Ltd	150
109,381	*	Brightpoint, Inc	1,881
155,613		Carlisle Cos, Inc	9,948
8,799	*	Castle (A.M.) & Co	89
331,760		CDW Corp	19,252
139,866	*	Compucom Systems, Inc	641
9,725	*	Compx International, Inc	156
76,500	*	Department 56, Inc	1,247
132,707	*	Digi International, Inc	1,517
8		Finning International, Inc	0
2,884,070		Fuji Electric Co Ltd	7,144
1,147,651		Fujisawa Pharmaceutical Co Ltd	25,876
159,634	*	Global Imaging Systems, Inc	4,961
2,500		Hakuto Co Ltd	33
149,909		Handleman Co	3,067
360,326		Hughes Supply, Inc	10,835
731,101		IKON Office Solutions, Inc	8,788
105,255	*	Imagistics International, Inc	3,537
4,000		Inaba Denki Sangyo Co Ltd	82
680,662	*	Ingram Micro, Inc (Class A)	10,959
294,080	*	Insight Enterprises, Inc	4,952
58,321	*	Insurance Auto Auctions, Inc	1,000
29,837	e*	INTAC International	240
17,843,907		Johnson & Johnson	1,005,147
82,620	*	Keystone Automotive Industries, Inc	1,818
150,921		Kingspan Group plc	1,117
229,202	*	Knight Transportation, Inc	4,910
108,000	e	Kuroda Electric Co Ltd	2,435
29,645		Lawson Products, Inc	1,215
56,487	*	LKQ Corp	1,032
284,551		Martin Marietta Materials, Inc	12,882
49,455	b,e*	MCSi, Inc	0
56,620	*	Merge Technologies, Inc	977
106,762	*	Metal Management, Inc	1,941
136,979	*	Microtek Medical Holdings, Inc	433
710,600		Mitsumi Electric Co Ltd	7,621
127,392	*	Navarre Corp	1,846
2,964		Noland Co	127
55,000		Noritsu Koki Co Ltd	1,070
6,900	*	Nu Horizons Electronics Corp	44
695,000		Orient Overseas International Ltd	2,781
231,271		Owens & Minor, Inc	5,874
355,814	*	Patterson Cos, Inc	27,241
381,849		Pep Boys-Manny Moe & Jack	5,346
16,184	*	Pomeroy IT Solutions, Inc	205
421,486	*	PSS World Medical, Inc	4,232
170,739		Reliance Steel & Aluminum Co	6,778
94,000		Ryoyo Electro Corp	1,283
808,948	*	Safeguard Scientifics, Inc	1,513

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

76,027	*	Scansource, Inc	$4,851
327,005		SCP Pool Corp	8,744
207,000		SembCorp Logistics Ltd	279
89,200		SSL International plc	447
120,845	*	TBC Corp	2,700
266,104	*	Tech Data Corp	10,258
1,592,742		Techtronic Industries Co	3,135
856,872		Terumo Corp	19,514
6,626	*	Timco Aviation Services, Inc	3
21,169	*	Timco Aviation Services, Inc Wts 02/27/07	0
467,562		W.W. Grainger, Inc	26,955
182,932		Watsco, Inc	5,493
151,430	*	WESCO International, Inc	3,672
273,088	*	Zoran Corp	4,293

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,392,286

WHOLESALE TRADE-NONDURABLE GOODS - 0.83%
262,806		Acuity Brands, Inc	6,247
93,707		Advanced Marketing Services, Inc	1,011
359,398		Airgas, Inc	8,651
1,924,853		Alliance Unichem plc	23,215
234,391	e*	Allscripts Healthcare Solutions, Inc	2,110
3,000		Altana AG.	175
1,253,045		AmerisourceBergen Corp	67,301
155,899		Billabong International Ltd	1,077
6,254		Bridgford Foods Corp	53
5,774,163		British American Tobacco plc	83,694
284,425		Brown-Forman Corp (Class B)	13,027
2,822,138		Cardinal Health, Inc	123,525
803,749	e	Celesio AG.	54,804
74,399	e*	Central European Distribution Corp	1,662
236,791	*	Chiquita Brands International, Inc	4,123
484,758		Ciba Specialty Chemicals AG. (Regd)	30,164
731,147		Clariant AG.	8,754
18,650		D&K Healthcare Resources, Inc	184
339,276		DIMON, Inc	1,998
240,442	*	Endo Pharmaceuticals Holdings, Inc	4,415
283,654		Fyffes plc	631
104,226		Getty Realty Corp	2,733
13,949	*	Green Mountain Coffee, Inc	293
1		H. Lundbeck a/s	0
149,352	*	Hain Celestial Group, Inc	2,641
241,058	*	Henry Schein, Inc	15,020
343,465		Imperial Tobacco Group plc	7,483
224,045		Inchcape plc	6,321
100,000	e	Inditex S.A.	2,472
44,096		Kenneth Cole Productions, Inc (Class A)	1,241
829,200	e	Kokuyo Co Ltd	8,848
1,988,019		Li & Fung Ltd	2,855
255,038	e	Loblaw Cos Ltd	13,049
20,535	*	Maui Land & Pineapple Co	650
1,978,640		McKesson Corp	50,752
260,722	*	Men's Wearhouse, Inc	7,574
120,441	*	Metals USA, Inc	2,137
100,483		Nash Finch Co	3,160
362,085		Nu Skin Enterprises, Inc (Class A)	8,513
28,651	*	Nuco2, Inc	558
22,814	*	Oriflame Cosmetics S.A. (SDR)	515
295,678		PaperlinX Ltd	1,142
281,866	*	Performance Food Group Co	6,680
456,530		Perrigo Co	9,382
23,978	e*	Perry Ellis International, Inc	539
92,414	f*	Priority Healthcare Corp (Class A)	1,862
85,618	*	Priority Healthcare Corp (Class B)	1,725

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY
SHARES			RATE	DATE	VALUE (000)

7,700	*	Provide Commerce, Inc			$161
162,011		Russell Corp			2,728
116,113	*	School Specialty, Inc			4,576
77,036	*	Smart & Final, Inc			1,291
66,254		Standard Commercial Corp			1,044
239,893		Stride Rite Corp			2,459
846,522		Supervalu, Inc			23,322
460,059	e	Swedish Match AB			4,866
3,702,861		Sysco Corp			110,790
188,974	*	Tractor Supply Co			5,941
1,006,211	e	Unilever NV (Cert)			57,887
242,284	*	United Natural Foods, Inc			6,445
206,198	*	United Stationers, Inc			8,949
124,464		Valhi, Inc			1,871
42,836	e	Weston (George) Ltd			3,213

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			830,509

		TOTAL COMMON STOCK			99,733,699
		(Cost $83,832,581)

PRINCIPAL

SHORT TERM INVESTMENTS - 3.52%
CERTIFICATES OF DEPOSIT - 0.01%
$ 10,000,000	c	Credit Agricole USA, Inc	1.420	04/05/05	9,959

		TOTAL CERTIFICATES OF DEPOSIT			9,959

COMMERCIAL PAPER - 0.99%
22,500,000	c	ABN Amro Bank NV/Chicago (Deposit Note)	1.450	11/17/04	22,487
17,000,000	c	Alcoa, Inc	1.810	11/17/04	16,956
32,500,000	c	Apache Corp	1.850	10/08/04	32,487
50,000,000	c	Bank of America	1.880	12/23/04	49,991
50,000,000	c	BMW US Capital Corp	1.750	10/22/04	49,946
50,000,000	c	Bristol Myers Squibb Co	1.770	10/19/04	49,954
50,000,000	c	CC (USA), Inc	1.940	01/14/05	49,710
1,900,000	c	Corporate Asset Funding Corp, Inc	1.680	10/20/04	1,898
50,000,000	c	Corporate Asset Funding Corp, Inc	1.880	12/15/04	49,799
50,000,000	c	Dorada Finance, Inc.	1.960	01/14/05	49,710
50,000,000	c,d	Edison Asset Securitization, LLC	1.130	10/05/04	49,988
100,000,000	c	General Electric Capital Corp	1.800	11/18/04	99,751
15,000,000	c	Govco Incorporated	1.870	12/21/04	14,935
14,205,000	c	Kitty Hawk Funding Corp.	1.860	12/20/04	14,144
31,000,000	c	Park Avenue Receivables Corp	1.790	10/28/04	30,958
50,000,000	c	Park Avenue Receivables Corp	1.790	11/03/04	49,915
18,820,000		Praxair, Inc	1.810	10/06/04	18,814
50,000,000	c	Preferred Receivables Funding Corp	1.780	10/22/04	49,946
14,374,000	c	Receivables Capital Corp	1.590	12/01/04	14,328
17,500,000	c	Royal Bank of Canada	1.480	11/22/04	17,490
50,000,000	c,d	Sigma Finance, Inc	1.210	10/18/04	49,956
30,000,000	c,d	Sigma Finance, Inc	1.280	10/21/04	29,969
20,000,000	c	Sigma Finance, Inc	1.805	03/10/05	19,998
25,000,000	c	Societe Generale	1.290	01/06/05	24,950
100,000,000	c	UBS Finance Delaware LLC	1.540	10/01/04	99,995
30,000,000	c	Yorktown Capital, LLC	1.600	10/08/04	29,988

		TOTAL COMMERCIAL PAPER			988,063

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.52%
78,300,000	c	Federal Home Loan Bank Discount Notes	1.650	10/01/04	78,296
15,089,000	c	Freddie Mac Discount Notes	1.720	10/05/04	15,085
28,315,000	c	Federal Home Loan Bank Discount Notes	1.090	10/06/04	28,307
64,220,000	c	Fannie Mae Discount Notes	1.490	10/06/04	64,201
37,500,000	c	Freddie Mac Discount Notes	1.530	10/12/04	37,478

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

50,000,000	c	Fannie Mae Discount Notes	1.090	10/12/04	$49,971
82,090,000	c	Fannie Mae Discount Notes	1.520	10/13/04	82,039
24,750,000	c	Freddie Mac Discount Notes	1.560	10/18/04	24,728
117,885,000	c	Freddie Mac Discount Notes	1.550	10/19/04	117,777
100,000,000	c	Federal National Mortgage Association	1.590	10/20/04	99,903
98,000,000	c	Federal Home Loan Mortgage Corp	1.590	10/25/04	97,882
114,200,000	c	Freddie Mac Discount Notes	1.570	10/26/04	114,056
50,000,000	c,d	Federal National Mortgage Association	1.520	11/03/04	49,916
46,165,000	c,d	Federal Home Loan Mortgage Corp	1.550	11/08/04	46,076
50,000,000	c	Fannie Mae Discount Notes	1.200	11/08/04	49,904
79,000,000	c	Freddie Mac Discount Notes	1.050	11/15/04	78,816
45,300,000	c	Federal Home Loan Mortgage Corp	1.650	11/23/04	45,176
50,000,000	c	Freddie Mac Discount Notes	1.090	12/01/04	49,843
50,000,000	c	Federal Home Loan Mortgage Corp	1.660	12/06/04	49,831
22,270,000	c	Freddie Mac Discount Notes	1.180	12/13/04	22,187
100,000,000	c	Federal National Mortgage Association	1.870	12/22/04	99,564
10,803,000	c	Freddie Mac Discount Notes	1.770	12/27/04	10,753
100,000,000	c	Freddie Mac Discount Notes	1.880	12/28/04	99,533
16,000,000	c	Federal National Mortgage Association	1.720	12/28/04	15,925
74,000,000	c	Federal National Mortgage Association	1.915	12/29/04	73,650
185,588,000	c	Freddie Mac Discount Notes	1.210	12/30/04	184,673
150,000,000	c	Fannie Mae Discount Notes	1.700	12/30/04	149,261
150,000,000	c	Federal Home Loan Mortgage Corp	1.720	12/31/04	149,253
50,000,000	c	Fannie Mae Discount Notes	1.200	12/31/04	49,751
100,000,000		Federal National Mortgage Association	1.900	02/16/05	99,224
50,000,000		Federal National Mortgage Association	2.020	04/04/05	49,455
140,000,000		Fannie Mae	1.785	04/28/05	139,981
100,000,000		Fannie Mae	1.778	05/03/05	99,981
100,000,000		Fannie Mae	1.770	07/26/05	99,963

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			2,522,439

		TOTAL SHORT TERM INVESTMENTS			3,520,461
		(Cost $3,513,902)

		TOTAL PORTFOLIO - 103.07%			103,329,660
		(Cost $87,419,340)
		OTHER ASSETS AND LIABILITIES (3.07)%			(3,079,236)

		NET ASSETS - 100.00%			$100,250,424

	*	Non-income producing
	a	Affiliated holding
	b	In bankcruptcy
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover margins or other requirements on open futures contracts.
	e	All or a portion of these securities are out on loan.
	f	Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $225,089,451 or 0.22% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

Additional information on each restricted security is as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST

Advanced Medicine Series C	01/25/99	$ 7,999,996
Advanced Medicine Series D Pfd	08/31/00	4,000,005
Baring Vostok LP	02/12/01	15,018,713
BB Bioventures LP	03/24/98	12,782,601
Belo (A.H.) Corp Series B	05/23/88	1,900,588
Clair's Stores, Inc (Class A)	12/07/92	411,235
Deckers Outdoor Corp	06/17/04	1,468,976
Dow Jones & Co, Inc (Class B)	07/31/86	6,128,067
Genesoft Series C Financing	06/20/00	7,000,000
Genesoft Series D Financing	08/09/01	2,000,000
Imperial Credit Industries Wts	12/27/01	0
International Hydron (Liquidating Trust)	11/13/97	0
Lee Enterprises, Inc (Class B)	03/31/86	60,768
McLeodUSA, Inc Escrow	05/14/02	0
Mpm Bioventures II-QP, LP	02/28/00	18,141,389
Newell Rubbermaid, Inc	12/12/01	49,311,638
Playtex Products, Inc	12/12/01	2,067,049
Priority Healthcare Corp (Class A)	01/04/99	840,339
Promet Berhad	05/07/03	23,793
Skyline Ventures Partners Qualified II, LP	02/15/00	3,487,502
Skyline Ventures Partners Qualified III, LP	09/07/01	480,000
Triad Hospitals, Inc	12/12/01	21,850,280
United Rentals, Inc	12/12/01	4,807,761
Wiltel Communication Group Csr	12/04/03	0
Wrigley (Wm) Jr Co (Class B)	04/30/86	1,873,333

		$ 161,654,033

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES - STOCK ACCOUNT
JANUARY 1, 2004 - SEPTEMBER 30, 2004 (Unaudited)

	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	12/31/03	COST	PROCEEDS	GAIN (LOSS)	INCOME	9/30/2004	9/30/2004

Baring Vostok LP	$ 16,957,752	$2,030,909	-	-	$3,104,913	14,788,715	$19,024,350
Max Re Capital Ltd	51,922,906	18,908	-	-	208,247	2,314,855	46,297,100

	$ 68,880,658	$2,049,817	0	0	$3,313,160		$65,321,450

Open Futures Contracts:

Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Loss

S&P 500 Index	553	$154,134,925	December 2004	$(1,612,283)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

SHARES			VALUE (000)

PREFERRED STOCK - 0.00%
PRIMARY METAL INDUSTRIES - 0.00%
13,200	*	Superior Trust I	$0

		TOTAL PRIMARY METAL INDUSTRIES	0

		TOTAL PREFERRED STOCK
		(Cost $10)	0

COMMON STOCK - 99.75%
APPAREL AND ACCESSORY STORES - 0.59%
3,371,141	e	Gap, Inc	63,040

		TOTAL APPAREL AND ACCESSORY STORES	63,040

APPAREL AND OTHER TEXTILE PRODUCTS - 0.64%
1,907,403	e	Polo Ralph Lauren Corp	69,372

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	69,372

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.68%
1,358,692	e	Lowe's Cos	73,845

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	73,845

BUSINESS SERVICES - 10.89%
2,152,340		Adobe Systems, Inc	106,476
2,060,927		Automatic Data Processing, Inc	85,158
1,375,425	e*	DST Systems, Inc	61,165
477,498	e	Equifax, Inc	12,587
419,388	e*	Google, Inc (Class A)	54,353
3,038	e*	IAC/InterActiveCorp Wts 02/04/09	60
1,786,455		Manpower, Inc	79,479
1,019,778	*	Mercury Interactive Corp	35,570
11,110,861		Microsoft Corp	307,215
2,400	*	NCP Litigation Trust	0
3,505,210	*	Oracle Corp	39,539
69,128	b*	Peregrine Systems, Inc	0
31,572	*	ProcureNet, Inc	5
2,981,901	e	SAP AG. (Spon ADR)	116,145
8,027	e*	SoftBrands, Inc	9
2,613,039	e*	Symantec Corp	143,404
626,502	*	Westwood One, Inc	12,386
3,606,518	*	Yahoo!, Inc	122,297

		TOTAL BUSINESS SERVICES	1,175,848

CHEMICALS AND ALLIED PRODUCTS - 18.86%
132,734		Abbott Laboratories	5,623
1,112,497	*	Amgen, Inc	63,056
1,764,650	e*	Amylin Pharmaceuticals, Inc	36,211
1,499,638	e	Avon Products, Inc	65,504
1,598,246	e*	Biogen Idec, Inc	97,765

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

316,991		Colgate-Palmolive Co	$14,322
2,497,861	*	Forest Laboratories, Inc	112,354
1,484,448	e*	Genentech, Inc	77,815
4,208,274	*	Gilead Sciences, Inc	157,305
4,320,045	e	Gillette Co	180,319
4,207,070	e*	IVAX Corp	80,565
2,917,903		Lilly (Eli) & Co	175,220
4,202,654	e	Mylan Laboratories, Inc	75,648
11,862,279		Pfizer, Inc	362,986
7,342,488	e	Procter & Gamble Co	397,375
7,057,288	e	Schering-Plough Corp	134,512

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,036,580

COMMUNICATIONS - 0.96%
30,950	e*	Comcast Corp (Special Class A)	864
425,299	e*	Entercom Communications Corp	13,890
401,534	e*	IAC/InterActiveCorp	8,842
104,729	e*	Level 3 Communications, Inc	271
768,300	*	Nextel Communications, Inc (Class A)	18,316
3,042,359	e	Sprint Corp	61,243
15,200	b*	U.S. Wireless Corp	0
874	*	Vast Solutions, Inc (Class B1)	0
874	*	Vast Solutions, Inc (Class B2)	0
874	*	Vast Solutions, Inc (Class B3)	0

		TOTAL COMMUNICATIONS	103,426

DEPOSITORY INSTITUTIONS - 0.66%
193,091	e	Fifth Third Bancorp	9,504
2,245,809	e	Mellon Financial Corp	62,186

		TOTAL DEPOSITORY INSTITUTIONS	71,690

EATING AND DRINKING PLACES - 0.38%
1,318,924	e*	Brinker International, Inc	41,084

		TOTAL EATING AND DRINKING PLACES	41,084

EDUCATIONAL SERVICES - 1.01%
663,884	e*	Apollo Group, Inc (Class A)	48,709
2,135,357	e*	Career Education Corp	60,708

		TOTAL EDUCATIONAL SERVICES	109,417

ELECTRIC, GAS, AND SANITARY SERVICES - 0.19%
746,377		Waste Management, Inc	20,406

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	20,406

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 10.47%
3,958,941	e*	Altera Corp	77,476
192,601	e	General Electric Co	6,468
6,368,003		Intel Corp	127,742
3,109,300	*	Marvell Technology Group Ltd	81,246
2,300,487		Maxim Integrated Products, Inc	97,288
703,999	e	Maytag Corp	12,932
10,893,405		Motorola, Inc	196,517
2,751,148	e*	Novellus Systems, Inc	73,153
1,004,082	e*	QLogic Corp	29,731
7,164,418		Qualcomm, Inc	279,699
20,695,233	e	Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	147,764

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	1,130,016

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

ENGINEERING AND MANAGEMENT SERVICES - 2.56%
5,021,841	*	Accenture Ltd (Class A)	$135,841
958,205	e*	BearingPoint, Inc	8,566
3,628,491	e	Monsanto Co	132,150

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	276,557

FABRICATED METAL PRODUCTS - 0.12%
142,011		Illinois Tool Works, Inc	13,231

		TOTAL FABRICATED METAL PRODUCTS	13,231

FOOD AND KINDRED PRODUCTS - 3.80%
843,901		Anheuser-Busch Cos, Inc	42,153
747,098	e	Campbell Soup Co	19,641
1,491,709		Coca-Cola Co	59,743
1,612,914	e*	Constellation Brands, Inc (Class A)	61,388
4,673,181		PepsiCo, Inc	227,350

		TOTAL FOOD AND KINDRED PRODUCTS	410,275

FURNITURE AND FIXTURES - 0.07%
138,300	e	Hillenbrand Industries, Inc	6,988

		TOTAL FURNITURE AND FIXTURES	6,988

FURNITURE AND HOMEFURNISHINGS STORES - 1.29%
3,756,817	*	Bed Bath & Beyond, Inc	139,415

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	139,415

GENERAL MERCHANDISE STORES - 4.88%
2,630,670	e*	Kohl's Corp	126,772
3,565,276	e	Target Corp	161,329
4,478,773		Wal-Mart Stores, Inc	238,271

		TOTAL GENERAL MERCHANDISE STORES	526,372

HEALTH SERVICES - 1.80%
1,731,538	e*	Express Scripts, Inc	113,139
3,971,671	e	Health Management Associates, Inc (Class A)	81,141

		TOTAL HEALTH SERVICES	194,280

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
22	*	Pinnacle Holdings, Inc Wts 11/13/07	0

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	0

HOTELS AND OTHER LODGING PLACES - 2.06%
1,839,774		Royal Caribbean Cruises Ltd	80,214
3,057,040	e	Starwood Hotels & Resorts Worldwide, Inc	141,908

		TOTAL HOTELS AND OTHER LODGING PLACES	222,122

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.46%
2,309,076		3M Co	184,657
2,030,416	e	Baker Hughes, Inc	88,770
87,728	e	Caterpillar, Inc	7,058
13,356,834	*	Cisco Systems, Inc	241,759
151,118	e*	Cooper Cameron Corp	8,287
8,231,553	*	Dell, Inc	293,043
3,891,046	e*	Network Appliance, Inc	89,494
108,879	*	Seagate Technology, Inc Escrow	0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	913,068

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 7.51%
200	*	Baxter International, Inc (Contingent Value Rts)	$0
1,873,780	e	Biomet, Inc	87,843
2,069,093	e	Guidant Corp	136,643
5,074,919	e	Medtronic, Inc	263,388
2,702,618	*	St. Jude Medical, Inc	203,426
1,514,066	e*	Zimmer Holdings, Inc	119,672

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	810,972

INSURANCE AGENTS, BROKERS AND SERVICE - 0.63%
1,490,683	e	Marsh & McLennan Cos, Inc	68,214

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	68,214

INSURANCE CARRIERS - 3.51%
632,607	e	Aetna, Inc	63,216
4,650,009		American International Group, Inc	316,154

		TOTAL INSURANCE CARRIERS	379,370

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,268,028		Mattel, Inc	22,989

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	22,989

MISCELLANEOUS RETAIL - 2.57%
1,993,883	*	eBay, Inc	183,318
3,157,656	e	Staples, Inc	94,161

		TOTAL MISCELLANEOUS RETAIL	277,479

MOTION PICTURES - 1.20%
8,055,131	*	Time Warner, Inc	130,010

		TOTAL MOTION PICTURES	130,010

NONDEPOSITORY INSTITUTIONS - 4.40%
5,491,851		American Express Co	282,611
704,944	e	Fannie Mae	44,693
345,177	e	Freddie Mac	22,519
4,965,318		MBNA Corp	125,126

		TOTAL NONDEPOSITORY INSTITUTIONS	474,949

OIL AND GAS EXTRACTION - 0.39%
2,971	e*	Magnum Hunter Resources, Inc Wts 03/21/05	1
311,699		Pogo Producing Co	14,790
827,537	e	Tidewater, Inc	26,936

		TOTAL OIL AND GAS EXTRACTION	41,727

PERSONAL SERVICES - 0.23%
635,700	e*	Weight Watchers International, Inc	24,678

		TOTAL PERSONAL SERVICES	24,678

PRINTING AND PUBLISHING - 0.95%
3,253,034	e	News Corp Ltd (Spon ADR)	101,918

		TOTAL PRINTING AND PUBLISHING	101,918

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00%
2,800	b*	Uniroyal Technology Corp	0

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	0

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

SECURITY AND COMMODITY BROKERS - 1.40%
1,615,238		Goldman Sachs Group, Inc	$150,605

		TOTAL SECURITY AND COMMODITY BROKERS	150,605

TRANSPORTATION BY AIR - 0.18%
1,413,989	e	Southwest Airlines Co	19,259

		TOTAL TRANSPORTATION BY AIR	19,259

TRANSPORTATION EQUIPMENT - 2.63%
383,300	e	General Dynamics Corp	39,135
1,800	*	Mascotech, Inc Escrow	0
1,051,826		Northrop Grumman Corp	56,094
2,024,239		United Technologies Corp	189,023

		TOTAL TRANSPORTATION EQUIPMENT	284,252

TRUCKING AND WAREHOUSING - 0.80%
1,131,228	e	United Parcel Service, Inc (Class B)	85,883

		TOTAL TRUCKING AND WAREHOUSING	85,883

WATER TRANSPORTATION - 0.23%
535,801	e	Carnival Corp	25,340

		TOTAL WATER TRANSPORTATION	25,340

WHOLESALE TRADE-DURABLE GOODS - 2.43%
4,651,272		Johnson & Johnson	262,004
151	*	Timco Aviation Services, Inc	0
482	*	Timco Aviation Services, Inc Wts 02/27/07	0

		TOTAL WHOLESALE TRADE-DURABLE GOODS	262,004

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
387,943	e	Sysco Corp	11,607

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,607

		TOTAL COMMON STOCK
		(Cost $10,464,906)	10,768,288

PRINCIPAL

SHORT TERM INVESTMENTS - 4.02%
COMMERCIAL PAPER - 0.14%
		Greyhawk Funding LLC
$15,000,000	c	1.790%, 10/29/04	14,979

		TOTAL COMMERCIAL PAPER	14,979

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.83%
		Federal Home Loan Bank (FHLB)
16,000,000	c	1.650%, 10/01/04	15,999
		Federal Home Loan Mortgage Corp. (FHLMC)
38,300,000	c	1.720%, 10/05/04	38,291
		Federal National Mortgage Association (FNMA)
80,000,000	c	1.650%, 10/01/04	79,998
25,000,000	c	1.530%, 10/04/04	24,995
50,000,000	c	1.720%, 10/07/04	49,983
30,000,000	c	1.720%, 10/08/04	29,988

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL			VALUE (000)

$25,000,000	c	1.430%, 10/15/04	$24,982
60,000,000	c	1.590%, 10/20/04	59,942
25,000,000	c	1.720%, 10/29/04	24,965
20,000,000	c	1.140%, 11/22/04	19,946
20,000,000	c	1.780%, 11/29/04	19,939
25,000,000	c	1.792%, 12/15/04	24,900

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	413,928

VARIABLE NOTES - 0.05%
		Sigma Finance Inc
5,215,000	c	1.530%, 10/08/04	5,213

		TOTAL VARIABLE NOTES	5,213

		TOTAL SHORT TERM INVESTMENTS	434,120
		(Cost $433,920)

		TOTAL PORTFOLIO - 103.77%	11,202,408
		(Cost $10,898,836)
		OTHER ASSETS & LIABILITIES, NET - (3.77%)	(406,698)

		NET ASSETS - 100.00%	$10,795,710

	*	Non-income producing
	b	In bankruptcy
	c	Commercial paper issued under the Private Placement exemption under Section 4 (2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
	e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
Global Equities Account
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

SHARES			VALUE (000)

PREFERRED STOCK - 0.13
INSURANCE CARRIERS - 0.00%
7,402	*	Great-West Lifeco, Inc	$161
2,413	*	Great-West Lifeco, Inc	50

		TOTAL INSURANCE CARRIERS	211

PRINTING AND PUBLISHING - 0.13%
1,442,003	e	News Corp Ltd	11,364

		TOTAL PRINTING AND PUBLISHING	11,364

		TOTAL PREFERRED STOCK
		(Cost $10,743)	11,575

COMMON STOCK - 98.21%
AMUSEMENT AND RECREATION SERVICES - 0.06%
131,635	*	Caesars Entertainment, Inc	2,198
53,200		Harrah's Entertainment, Inc	2,819

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,017

APPAREL AND ACCESSORY STORES - 0.57%
353,300		Fast Retailing Co Ltd	24,010
1,080,116		Gap, Inc	20,198
225,478	e	Hennes & Mauritz AB (B Shs)	6,210
27,096		Limited Brands, Inc	604

		TOTAL APPAREL AND ACCESSORY STORES	51,022

APPAREL AND OTHER TEXTILE PRODUCTS - 0.06%
2,385,000		Toyobo Co Ltd	5,410
4,718		VF Corp	233

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,643

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.04%
70,802	e	Canadian Tire Corp (Class A)	2,779
49,000	*	Carmax, Inc	1,056

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,835

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.27%
906,078		Home Depot, Inc	35,518
839,873		Lowe's Cos	45,647
1,869,100		Wolseley plc	31,911

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	113,076

BUSINESS SERVICES - 4.20%
317	e*	Access Co Ltd	5,724
473,900		Automatic Data Processing, Inc	19,582
998,421	*	BEA Systems, Inc	6,899
34,700		Cendant Corp	750
33,516	*	Ceridian Corp	617

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

59		Certegy, Inc	$2
254,905	*	CGI Group, Inc	1,712
56	*	Citrix Systems, Inc	1
42,133	*	Cognos, Inc	1,502
381,900		Computer Associates International, Inc	10,044
81,500	*	Computer Sciences Corp	3,839
61,303	*	Compuware Corp	316
5,845	e	Dentsu, Inc	15,645
352,500		Diamond Lease Co Ltd	12,409
28	*	Electronic Arts, Inc	1
232,500		Electronic Data Systems Corp	4,508
35,619		Equifax, Inc	939
48,573	*	Fiserv, Inc	1,693
53,900		IMS Health, Inc	1,289
16	*	Intuit, Inc	1
29	*	Juniper Networks, Inc	1
188,700		Manpower, Inc	8,395
36	*	Mercury Interactive Corp	1
4,160,901		Microsoft Corp	115,049
2,546		NTT Data Corp	6,699
46,600		Omnicom Group, Inc	3,405
10,939	*	Open Text Corp	187
1,878,738	*	Oracle Corp	21,192
299,000		Oracle Corp Japan	14,731
1	*	Peregrine Systems, Inc	-
71	b*	Peregrine Systems, Inc	-
1,167,062		Public Power Corp	28,932
35,527		Robert Half International, Inc	916
99,384		SAP AG.	15,442
136,422		Securitas AB (B Shs)	1,818
1,886,822	*	Siebel Systems, Inc	14,227
397,700		Sumisho Lease Co Ltd	14,361
119,700	*	Sun Microsystems, Inc	484
58,083	*	SunGard Data Systems, Inc	1,381
93,200	*	Symantec Corp	5,115
81,992	e	Thomson Corp	2,844
151,523	*	Unisys Corp	1,564
634,236	*	Veritas Software Corp	11,289
577,755	*	Yahoo!, Inc	19,592

		TOTAL BUSINESS SERVICES	375,098

CHEMICALS AND ALLIED PRODUCTS - 9.79%
407,800		Abbott Laboratories	17,274
469,406		Air Products & Chemicals, Inc	25,526
33,445	e	Akzo Nobel NV	1,181
643,586	*	Amgen, Inc	36,478
656,350	*	Amylin Pharmaceuticals, Inc	13,468
808,541		AstraZeneca plc (United Kingdom)	33,139
46,600		Avon Products, Inc	2,035
215,250		Bayer AG.	5,887
61,793	*	Biogen Idec, Inc	3,780
54,431	*	Biovail Corp	938
679,900		Bristol-Myers Squibb Co	16,093
891,000		Daicel Chemical Industries Ltd	4,406
735,887		Dow Chemical Co	33,247
23,693		Du Pont (E.I.) de Nemours & Co	1,014
15,100		Ecolab, Inc	475
17,850	*	Elan Corp plc	419
18,524	*	Eyetech Pharmaceuticals, Inc	630
800	*	Forest Laboratories, Inc	36
280,150	*	Genentech, Inc	14,685
444,720	*	Gilead Sciences, Inc	16,624
34,938	e	Givaudan S.A. (Regd)	21,236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

2,851,716		GlaxoSmithKline plc	$61,459
1,312,000	*	Global Bio-Chem Technology Group Co Ltd	87
10,780	*	Hospira, Inc	330
19,440		International Flavors & Fragrances, Inc	743
354,128	*	IVAX Corp	6,782
248,600		Kose Corp	9,519
643,966		Lilly (Eli) & Co	38,670
1,094,094		Merck & Co, Inc	36,105
118,122		Methanex Corp	1,764
7,705		Nova Chemicals Corp	297
1,097,645		Novartis AG. (Regd)	51,160
3,784,405		Pfizer, Inc	115,803
28,800		PPG Industries, Inc	1,765
1,829,800		Procter & Gamble Co	99,029
23,257	*	QLT, Inc	384
2,077,781		Reckitt Benckiser plc	50,908
814,463	e	Sanofi-Aventis	59,075
6,500		Sherwin-Williams Co	286
722,900		Shin-Etsu Chemical Co Ltd	25,974
625,000		Takeda Chemical Industries Ltd	28,354
3,453,000		Teijin Ltd	12,344
1,658,000		Tosoh Corp	6,709
479,200		Wyeth	17,922

		TOTAL CHEMICALS AND ALLIED PRODUCTS	874,040

COAL MINING - 0.09%
2,549,500		Byd Co Ltd (H Shs)	7,748

		TOTAL COAL MINING	7,748

COMMUNICATIONS - 5.74%
1,386		Aliant, Inc	28
379,018		AT&T Corp	5,428
1,334,600	*	AT&T Wireless Services, Inc	19,725
199,446	*	Avaya, Inc	2,780
130,269	e*	BCE, Inc	2,805
711,420		BellSouth Corp	19,294
4,136,441		BT Group plc	13,454
790,400	*	Citadel Broadcasting Corp	10,133
645,937		Clear Channel Communications, Inc	20,134
897,022	*	Comcast Corp (Class A)	25,332
28,700	*	Cox Communications, Inc (Class A)	951
716,060	*	Deutsche Telekom AG. (Regd)	13,287
124,561	*	DIRECTV Group, Inc	2,191
126,916	*	EchoStar Communications Corp (Class A)	3,950
6,700,793	e*	Ericsson (LM) (B Shs)	20,801
167,731		France Telecom S.A.	4,179
229,209	*	IAC/InterActiveCorp	5,047
6,614		KDDI Corp	32,105
3,823,618	e	KPN NV	28,636
212,200	*	Level 3 Communications, Inc	550
2	*	Liberty Media International, Inc	-
1,906,785	*	Lucent Technologies, Inc	6,045
491,568	*	Nextel Communications, Inc (Class A)	11,719
2,312,373	*	Qwest Communications International, Inc	7,700
18,913		Rogers Communications, Inc (Class B)	382
1,628,188		SBC Communications, Inc	42,251
79,639		Shaw Communications, Inc	1,328
2,806,214		Singapore Telecommunications Ltd	3,900
240,450		Sprint Corp	4,840
47,773	e	Tele2 AB (B Shs)	1,778
1,999,765	e	Telecom Corp of New Zealand Ltd	7,961
2,112,443	e	Telefonica S.A.	31,615
902,146		TeliaSonera AB	4,387
113,503		Telstra Corp Ltd	382

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

122,316		TELUS Corp (Non-Vote)	$2,368
1,355,033		Verizon Communications, Inc	53,361
706,252		Viacom, Inc (Class B)	23,702
13,054,596		Vodafone Group plc	31,241
1,953,847	f	Vodafone Group plc (Spon ADR)	47,107
88	*	WorldCom, Inc (MCI Group)	-

		TOTAL COMMUNICATIONS	512,877

DEPOSITORY INSTITUTIONS - 14.05%
216,200	*	Ashikaga Financial Group, Inc	-
779,908	*	Australia & New Zealand Banking Group Ltd	10,745
8,228,353		Banca Intesa S.p.A.	31,272
84,365	e	Banco Santander Central Hispano S.A.	824
2,025,586		Bank of America Corp	87,769
132,116		Bank of Ireland (Dublin)	1,780
330,524		Bank of Ireland (London)	4,450
244,588	e	Bank of Montreal	10,688
248,596		Bank of New York Co, Inc	7,252
474,828	e	Bank of Nova Scotia	13,863
32,100		Banknorth Group, Inc	1,124
3,103,512		Barclays plc	29,765
240,778	*	Bayerische Hypo-und Vereinsbank AG.	4,623
157,631	e	Canadian Imperial Bank of Commerce	8,429
2,559,633		Citigroup, Inc	112,931
219,893		Comerica, Inc	13,051
161,422	*	Commerzbank AG.	3,001
573,336		Commonwealth Bank of Australia	12,538
128,950	e	Credit Agricole S.A.	3,517
937,988		DAH Sing Financial	6,706
693,000		DBS Group Holdings Ltd	6,586
4,452,727		Depfa Bank plc	60,723
435,056		Deutsche Bank AG. (Regd)	31,269
8		EFG Eurobank Ergasias S.A.	-
44,700		Fifth Third Bancorp	2,200
35,000		First Horizon National Corp	1,518
354,150		Greenpoint Financial Corp	16,383
513,000		Hang Seng Bank Ltd	6,842
5,315,171		HSBC Holdings plc (United Kingdom)	84,350
9,250		Huntington Bancshares, Inc	230
1,729,608		JPMorgan Chase & Co	68,717
129,600		KeyCorp	4,095
2,699,197		Lloyds TSB Group plc	21,076
20,900		M & T Bank Corp	2,000
1,344,217		Mellon Financial Corp	37,221
3,322		Mitsubishi Tokyo Financial Group, Inc	27,700
760,917	e*	National Australia Bank Ltd	14,871
85,864	e	National Bank of Canada	2,976
229,925		National City Corp	8,880
41,900		National Commerce Financial Corp	1,433
89,100		New York Community Bancorp, Inc	1,830
1,059,333		Nordea Bank AB (Sweden)	8,658
10,400		North Fork Bancorp, Inc	462
52,126		Northern Trust Corp	2,127
26,000		Oversea-Chinese Banking Corp Ltd	216
143,800		PNC Financial Services Group, Inc	7,780
41,200		Regions Financial Corp	1,362
279,584	e	Royal Bank of Canada	13,244
16,100	*	Royal Bank of Canada (New York)	761
3,331,704		Royal Bank of Scotland Group plc	96,221
5,521,000	e	Shinsei Bank Ltd	33,462
225,233	e	Skandinaviska Enskilda Banken (A Shs)	3,480
22,535	e	Societe Generale (A Shs)	1,994
27,600		SouthTrust Corp	1,150
248,700		Sovereign Bancorp, Inc	5,427
25,400		State Street Corp	1,085

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

3,254	e	Sumitomo Mitsui Financial Group Inc	$18,600
2,549,000		Sumitomo Trust & Banking Co Ltd	15,079
74,400		SunTrust Banks, Inc	5,239
266,455	e	Svenska Handelsbanken AB (A Shs)	5,581
30,300		Synovus Financial Corp	792
2,327,434		U.S. Bancorp	67,263
1,585,967		UBS AG. (Regd)	111,641
503		UFJ Holdings, Inc	2,204
834,000		United Overseas Bank Ltd	6,787
465,511		Wachovia Corp	21,856
831,509		Wells Fargo & Co	49,583
477,203	*	Westpac Banking Corp	6,129
12,800		Zions Bancorp	781

		TOTAL DEPOSITORY INSTITUTIONS	1,254,192

EATING AND DRINKING PLACES - 0.57%
419,600	*	Brinker International, Inc	13,071
617,500		McDonald's Corp	17,309
468,770	*	The Cheesecake Factory, Inc	20,345
5,502		Yum! Brands, Inc	224

		TOTAL EATING AND DRINKING PLACES	50,949

ELECTRIC, GAS, AND SANITARY SERVICES - 3.48%
167,751	*	AES Corp	1,676
59,820	*	Allegheny Energy, Inc	955
85,782		Ameren Corp	3,959
138,680		American Electric Power Co, Inc	4,432
703,782		Australian Gas Light Co Ltd	6,806
1,704,392		BG Group plc	11,442
200,770		Centerpoint Energy, Inc	2,080
2,063,167		Centrica plc	9,371
77,900		Cinergy Corp	3,085
493,500		CLP Holdings Ltd	2,823
108,278		Consolidated Edison, Inc	4,552
66,900		Constellation Energy Group, Inc	2,665
153,200		Dominion Resources, Inc	9,996
81,400		DTE Energy Co	3,434
847,123		Duke Energy Corp	19,391
960,414		E.ON AG.	70,854
140,300		Edison International	3,719
583,351		El Paso Corp	5,361
110,418		Entergy Corp	6,692
237,820		Exelon Corp	8,726
121,411		FirstEnergy Corp	4,988
75,800		FPL Group, Inc	5,179
1,758,000		Hong Kong & China Gas Co Ltd	3,280
74,600		KeySpan Corp	2,924
134,222	b*	Mirant Corp	55
1,485,022		National Grid Transco plc	12,529
108,502		NiSource, Inc	2,280
1,749	*	NiSource, Inc (Sails)	4
2,441,700	e	Nissin Co Ltd	5,250
75,600		Pepco Holdings, Inc	1,504
130,843	*	PG&E Corp	3,978
17,500		Pinnacle West Capital Corp	726
76,700		PPL Corp	3,619
112,679		Progress Energy, Inc	4,771
75,800		Public Service Enterprise Group, Inc	3,229
36,100		Republic Services, Inc	1,074
896,966		Scottish Power plc	6,858
63,618		Sempra Energy	2,302
281,400		Southern Co	8,436
216,353	e	Suez S.A.(France)	4,638
276,300		Tokyo Electric Power Co, Inc	5,941

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

81,517	e	TransAlta Corp	$1,062
148,900		TXU Corp	7,135
124,521	e*	Vivendi Universal S.A.	3,191
561,817		Waste Management, Inc	15,360
2,163		West Japan Railway Co	8,439
245,300		Williams Cos, Inc	2,968
152,600		Xcel Energy, Inc	2,643
8,882,000	*	Xinao Gas Holdings Ltd	4,528

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	310,910

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 7.63%
7,208,254	*	ABB Ltd	43,987
166,200	*	Advanced Micro Devices, Inc	2,161
110,500	e	Advantest Corp	6,567
19	*	Agere Systems, Inc (Class A)	-
104,201	*	Agere Systems, Inc (Class B)	106
369,694	*	Altera Corp	7,235
3,600		American Power Conversion Corp	63
6	*	Applied Micro Circuits Corp	-
15,180	*	Atheros Communications, Inc	155
131,228	*	ATI Technologies, Inc	2,010
96	*	Atmel Corp	-
7,490	*	Ballard Power Systems, Inc	55
104,308	*	Broadcom Corp (Class A)	2,847
122,864	*	Celestica, Inc	1,558
204,400	*	CIENA Corp	405
58,431	*	Comverse Technology, Inc	1,100
15,415		Cooper Industries Ltd (Class A)	909
136,730	e	Electrolux AB Series B	2,498
77,178		Emerson Electric Co	4,777
5,093,299		General Electric Co	171,033
71,500		Hirose Electric Co Ltd	6,520
3,238,187		Intel Corp	64,958
76,558	*	Jabil Circuit, Inc	1,761
594,200	*	JDS Uniphase Corp	2,002
4,955,000		Johnson Electric Holdings Ltd	4,861
134,200	e*	Kuroda Electric Co Ltd	2,600
316,400	e	Kyocera Corp	22,248
151,118		Linear Technology Corp	5,477
137,400	*	LSI Logic Corp	592
572,788	*	Marvell Technology Group Ltd	14,967
1,563,000	e	Matsushita Electric Industrial Co Ltd	20,861
446,543		Maxim Integrated Products, Inc	18,884
25,600		Maytag Corp	470
54,461		Microchip Technology, Inc	1,462
1,540,100		Motorola, Inc	27,783
187,900		Murata Manufacturing Co Ltd	9,036
2,286,901		Nokia Oyj	31,471
2,054,293	*	Nortel Networks Corp	6,947
243,422	*	Novellus Systems, Inc	6,473
72,655	*	Nvidia Corp	1,055
82	*	PMC-Sierra, Inc	1
106,023	*	QLogic Corp	3,139
1,089,807		Qualcomm, Inc	42,546
85,434		Rockwell Collins, Inc	3,173
151,000	e	Rohm Co Ltd	15,180
247,523	*	Sanmina-SCI Corp	1,745
376,000	e	Sony Corp	12,827
4,027,284		STMicroelectronics NV	69,426
4,606,141		Taiwan Semiconductor Manufacturing Co Ltd	5,871
18,345		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	131
174,401	*	Tellabs, Inc	1,603
1,005,661		Texas Instruments, Inc	21,400
46,643	e	Thomson	977
1,584,000	e	Toshiba Corp	5,821

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	681,734

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
1,164,750	*	Accenture Ltd (Class A)	$31,506
37		Halliburton Co	1
1,073,384		Monsanto Co	39,093
19,800		Moody's Corp	1,450
47,240		Paychex, Inc	1,424
189,433		Servicemaster Co	2,436

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	75,910

FABRICATED METAL PRODUCTS - 1.34%
142,135		Assa Abloy AB (B Shs)	1,782
55,702	e	European Aeronautic Defense & Space Co	1,476
45,948		Geberit AG. (Regd)	35,693
547,700		Illinois Tool Works, Inc	51,029
706,204		Masco Corp	24,385
727,000	e	NHK Spring Co Ltd	5,270
3,188		Stanley Works	136

		TOTAL FABRICATED METAL PRODUCTS	119,771

FOOD AND KINDRED PRODUCTS - 3.06%
186,509		Anheuser-Busch Cos, Inc	9,316
100,800		Archer Daniels Midland Co	1,712
1,000,347		Cadbury Schweppes plc	7,693
24,797		Campbell Soup Co	652
975,864		Coca-Cola Amatil Ltd	4,962
941,611		Coca-Cola Co	37,712
55,000		Conagra Foods, Inc	1,414
22,961	*	Cott Corp	669
902,279	*	Dean Foods Co	27,086
1,474,532		Diageo plc	18,411
136,692		General Mills, Inc	6,137
10,044,000		Global Bio-Chem Technology Group Co Ltd	7,664
382,042	e	Groupe Danone	30,036
52,645		H.J. Heinz Co	1,896
12,472		J. Sainsbury plc	57
22,200		Kellogg Co	947
63,400		Kraft Foods, Inc (Class A)	2,011
542,903		Lion Nathan Ltd	2,902
98,654	e	LVMH Moet Hennessy Louis Vuitton S.A.	6,586
34,216		Molson, Inc (A Shs)	868
2,347,000		Nisshin Oillio Group Ltd	9,604
5,726,000		People's Food Holdings Ltd	3,945
1,506,100		PepsiCo, Inc	73,272
29,141	e	Pernod-Ricard	3,869
105,200		Sara Lee Corp	2,405
1,334,200		Unilever plc	10,858
2,000		Wrigley (Wm.) Jr Co	127

		TOTAL FOOD AND KINDRED PRODUCTS	272,811

FOOD STORES - 1.13%
329,500		Albertson's, Inc	7,885
785	*	Casino Guichard-Perrachon B Wts 12/15/05	-
524,293		Coles Myer Ltd	3,551
1,393	*	Jeronimo Martins SGPS S.A.	16
342,561	*	Kroger Co	5,317
190,900	*	Safeway, Inc	3,686
15,453,100		Tesco plc	79,765
88,252		Woolworths Ltd	871

		TOTAL FOOD STORES	101,091

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

FORESTRY - 0.14%
193,700		Weyerhaeuser Co	$12,877

		TOTAL FORESTRY	12,877
FURNITURE AND FIXTURES
5,800		Johnson Controls, Inc	329
121,300	f	Newell Rubbermaid, Inc	2,431

		TOTAL FURNITURE AND FIXTURES	2,760

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
598,735	*	Bed Bath & Beyond, Inc	22,219
132,734		Best Buy Co, Inc	7,199
401,200		Hitachi Maxell Ltd	5,427
34,400		RadioShack Corp	985

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	35,830

GENERAL BUILDING CONTRACTORS - 0.30%
39,232	e	Bouygues S.A.	1,472
638		Brookfield Homes Corp	17
58,700		Centex Corp	2,962
100,200		D.R. Horton, Inc	3,318
190,200		Daito Trust Construction Co Ltd	7,697
58,800		Lennar Corp (Class A)	2,799
51,000		Pulte Homes, Inc	3,130
5,348,000		Shanghai Forte Land Co	1,406
177,668		Skanska AB (B Shs)	1,849
174,000		Sumitomo Realty & Development Co Ltd	1,855

		TOTAL GENERAL BUILDING CONTRACTORS	26,505

GENERAL MERCHANDISE STORES - 1.91%
262,000		Aeon Co Ltd	4,217
97,300		Dollar General Corp	1,961
71,354		Family Dollar Stores, Inc	1,934
52,000		Federated Department Stores, Inc	2,362
111,792	e	Hudson's Bay Co	1,166
445,300	*	Kohl's Corp	21,459
1,097,258		Marks & Spencer Group plc	6,810
131,200		May Department Stores Co	3,363
1,884,000	e	Mitsukoshi Ltd	9,402
13,168	e	Pinault-Printemps-Redoute S.A.	1,209
116,700		Sears Roebuck & Co	4,650
886,267		Target Corp	40,104
1,357,196		Wal-Mart Stores, Inc	72,203
388	*	Waterford Wedgwood plc (Units)	-

		TOTAL GENERAL MERCHANDISE STORES	170,840

HEALTH SERVICES - 0.45%
325,332	*	Express Scripts, Inc	21,257
77,176		Getinge AB (B Shs)	938
89,270		HCA, Inc	3,406
116,200		Health Management Associates, Inc (Class A)	2,374
176,081	*	Healthsouth Corp	894
33,229	*	Lincare Holdings, Inc	987
139,769		MDS, Inc	2,140
200,500	e	Nichii Gakkan Co	5,230
259,600	*	Tenet Healthcare Corp	2,801

		TOTAL HEALTH SERVICES	40,027

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.24%
33,444	*	Autoroutes Du Sud De La France	$1,529
950,224	e	Vinci S.A.	109,344

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	110,873

HOLDING AND OTHER INVESTMENT OFFICES - 1.04%
34,800		Apartment Investment & Management Co (Class A)	1,210
25,200		Archstone-Smith Trust	797
19,029		AvalonBay Communities, Inc	1,146
48,400		Boston Properties, Inc	2,681
151,821	e	Brascan Corp	4,574
5,499		Centro Properties Group	18
18,322	*	CFS Gandel Retail Trust	20
87,465		CI Fund Management, Inc	1,089
5,671		Crescent Real Estate Equities Co	89
17,538		Duke Realty Corp	582
193,436		Equity Office Properties Trust	5,271
126,200		Equity Residential	3,912
83,600		General Growth Properties, Inc	2,592
32,900		Host Marriott Corp	462
87,000		Hutchison Whampoa Ltd	681
13,300		iStar Financial, Inc	548
13,900		Kimco Realty Corp	713
15,700		Liberty Property Trust	625
123		Macquarie Goodman Industrial Trust	-
1,642,699		Macquarie Infrastructure Group	4,450
34,273		Nobel Biocare Holding AG.	5,318
5,631,000	e	Orient Corp	13,743
87,600		Plum Creek Timber Co, Inc	3,069
28,800		Prologis	1,015
43,400		Rouse Co	2,903
39,900		Simon Property Group, Inc	2,140
1,820,000		Sumitomo Corp	13,541
47,300		Vornado Realty Trust	2,965
430,515		Washington Mutual, Inc	16,825

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	92,979

HOTELS AND OTHER LODGING PLACES - 0.36%
58,915	e	Accor S.A.	2,296
11,601		Four Seasons Hotels, Inc	741
158,300		Hilton Hotels Corp	2,982
84,230		Intrawest Corp	1,597
61,919		Marriott International, Inc (Class A)	3,217
491,500		Royal Caribbean Cruises Ltd	21,429

		TOTAL HOTELS AND OTHER LODGING PLACES	32,262

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.17%
661,810		3M Co	52,925
654,879	*	Applied Materials, Inc	10,799
91,505	e	Atlas Copco AB (B Shs)	3,224
1,059,554		Baker Hughes, Inc	46,324
169,000		Caterpillar, Inc	13,596
3,757,976	*	Cisco Systems, Inc	68,019
115,000		Deere & Co	7,423
1,693,973	*	Dell, Inc	60,305
15,199		Dover Corp	591
677,800	*	EMC Corp	7,822
916,613	*	Emulex Corp	10,559
7,364,872		Futuris Corp Ltd	10,136
1,178,857		Hewlett-Packard Co	22,104
643,513		International Business Machines Corp	55,175
1,770,000		Komatsu Ltd	11,370
1,395,000	e	Makino Milling Machine Co Ltd	7,341
258,181	*	Network Appliance, Inc	5,938

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

22,600		Nidec Corp	$2,284
2,768,000		NSK Ltd	11,879
65,200		Pitney Bowes, Inc	2,875
31,288	*	Sandisk Corp	911
106,237		Sandvik AB	3,670
154,108	*	Saurer AG.	8,392
45,816		Scania AB	1,551
26,262	*	Seagate Technology, Inc Escrow	-
44,291		SKF AB (B Shs)	1,682
14	*	Smith International, Inc	1
339,800	*	Solectron Corp	1,682
58,853		Symbol Technologies, Inc	744
704,900		Tyco International Ltd	21,612
468,644	e	Wartsila Oyj (B Shs)	11,059

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	461,993

INSTRUMENTS AND RELATED PRODUCTS - 2.75%
114,800	*	Agilent Technologies, Inc	2,476
16,800		Becton Dickinson & Co	869
23,504		Biomet, Inc	1,102
471,314	*	Boston Scientific Corp	18,725
286,000		Canon, Inc	13,442
127,300		Eastman Kodak Co	4,102
84,584		Gambro AB (A Shs)	970
361,600		Guidant Corp	23,880
6,451		Keyence Corp	1,357
93,900	*	KLA-Tencor Corp	3,895
591,400		Medtronic, Inc	30,694
269,079		Raytheon Co	10,220
37,000		Rockwell Automation, Inc	1,432
598,287	*	St. Jude Medical, Inc	45,033
1,907,601		The Swatch Group AG. (Regd)	52,475
15,700	*	Thermo Electron Corp	424
225,800	e	Tokyo Seimitsu Co Ltd	6,351
351,400	*	Zimmer Holdings, Inc	27,775

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	245,222

INSURANCE AGENTS, BROKERS AND SERVICE - 0.38%
60,025		AON Corp	1,725
419,691	e	Manulife Financial Corp	18,372
92,530		Marsh & McLennan Cos, Inc	4,234
326,296		Sun Life Financial, Inc	9,847

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	34,178

INSURANCE CARRIERS - 4.72%
42,200		ACE Ltd	1,691
496,367		Aegon NV	5,351
240,692		Aetna, Inc	24,052
249,501		Aflac, Inc	9,783
1,738,000		Aioi Insurance Co Ltd	6,938
309,100		Allstate Corp	14,834
4,300		Ambac Financial Group, Inc	344
1,098,176		American International Group, Inc	74,665
2,495,822		AMP Ltd	11,263
236,467	*	Anthem, Inc	20,632
1,088,949		Aviva plc	10,789
579,699		AXA	11,729
9,934,000	*	China Life Insurance Co Ltd (H Shs)	6,370
68,000		Cigna Corp	4,735
2,625		Cincinnati Financial Corp	108
37,700		Fidelity National Financial, Inc	1,436
1,248,000		Fuji Fire & Marine Insurance Co Ltd	3,952
65,482	e	Great-West Lifeco, Inc	2,631
45,100	*	Health Net, Inc	1,115

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

1,147,563		Insurance Australia Group Ltd	$4,322
62,700		Jefferson-Pilot Corp	3,114
84,121		Lincoln National Corp	3,954
69,037		MBIA, Inc	4,019
154,475		MetLife, Inc	5,970
335		Millea Holdings, Inc	4,316
45,420		Muenchener Rueckver AG. (Regd)	4,375
552,000		Nipponkoa Insurance Co Ltd	3,090
31,200		Old Republic International Corp	781
211,906	e	Power Corp of Canada	4,839
157,863	e	Power Financial Corp	3,689
2,350,092		Promina Group Ltd	7,711
149,700		Prudential Financial, Inc	7,042
975,822		Prudential plc	7,955
23,500		Radian Group, Inc	1,086
1,065,232		Safeco Corp	48,628
45,299		Schindler Holding AG. (Pt Cert)	12,878
480,681		Skandia Forsakrings AB	1,902
308,285		St. Paul Travelers Cos, Inc	10,192
412,350		T&D Holdings, Inc	18,033
35,972		UnitedHealth Group, Inc	2,653
136,100		UnumProvident Corp	2,135
37,900		XL Capital Ltd (Class A)	2,804
302,712		Zurich Financial Services AG.	43,151

		TOTAL INSURANCE CARRIERS	421,057

LEATHER AND LEATHER PRODUCTS - 0.20%
426,218	*	Coach, Inc	18,080

		TOTAL LEATHER AND LEATHER PRODUCTS	18,080

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.11%
1,639		East Japan Railway Co	8,476
46,010		Veolia Environnement	1,324

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	9,800

LUMBER AND WOOD PRODUCTS - 0.01%
39,939	*	Masonite International Corp	1,004

		TOTAL LUMBER AND WOOD PRODUCTS	1,004

METAL MINING - 0.93%
102,315		Agnico-Eagle Mines Ltd	1,451
199,768	e	Barrick Gold Corp	4,199
42,499	*	Barrick Gold Corp (U.S.)	894
14,774		Cameco Corp	1,171
91,086	e	Falconbridge Ltd	2,418
70,600		Freeport-McMoRan Copper & Gold, Inc (Class A)	2,859
56,275	*	Glamis Gold Ltd	1,041
82,518		Goldcorp, Inc	1,141
70,788	*	Inco Ltd	2,763
1,900	*	Inco Ltd	74
166,331	*	Kinross Gold Corp	1,126
39,761	*	Meridian Gold, Inc	660
3,049,000	e	Mitsubishi Materials Corp	6,446
996,882		Newcrest Mining Ltd	10,969
196,000		Newmont Mining Corp	8,924
158,960	e	Noranda, Inc	2,763
193,871	*	Placer Dome, Inc	3,860
139,996		Rio Tinto Ltd	3,850
514,961		Rio Tinto plc	13,847
152,846		Teck Cominco Ltd (Class B)	3,286
2,349,718		WMC Resources Ltd	9,123

		TOTAL METAL MINING	82,865

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.03%
155,300		Mattel, Inc	$2,816

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,816

MISCELLANEOUS RETAIL - 0.64%
258,900	e*	Aeon Co Ltd	4,125
145,409	*	Amazon.com, Inc	5,941
237,912	*	eBay, Inc	21,874
489,196		GUS plc	7,967
120,600	*	Office Depot, Inc	1,813
25,300		Omnicare, Inc	718
3,490,550		Pacific Brands Ltd	7,307
25,357		Petsmart, Inc	720
135,067	*	Shoppers Drug Mart Corp	3,650
39,200		Tiffany & Co	1,205
91,600	*	Toys 'R' Us, Inc	1,625

		TOTAL MISCELLANEOUS RETAIL	56,945

MOTION PICTURES - 0.74%
42	*	Liberty Media Corp (Class A)	-
2,704,318	*	Time Warner, Inc	43,648
998,483		Walt Disney Co	22,516

		TOTAL MOTION PICTURES	66,164

NONDEPOSITORY INSTITUTIONS - 3.14%
1,241,036		American Express Co	63,864
102,502	*	Deutsche Postbank AG.	3,997
962,992		Fannie Mae	61,054
182,405		Freddie Mac	11,900
1,875,519		HBOS plc	25,318
1,758,036	*	Hypo Real Estate Holding	60,264
15,657		IGM Financial, Inc	416
1,904,707		MBNA Corp	47,999
2,441,700	e*	Nissin Co Ltd	5,162
31	*	Providian Financial Corp	-

		TOTAL NONDEPOSITORY INSTITUTIONS	279,974

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
45,129	e	Potash Corp of Saskatchewan	2,888
16,642		Vulcan Materials Co	848

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	3,736

OIL AND GAS EXTRACTION - 1.62%
62,100		Anadarko Petroleum Corp	4,121
254,806		Apache Corp	12,768
193,464		Burlington Resources, Inc	7,893
155,655		Canadian Natural Resources Ltd	6,211
56,100		Devon Energy Corp	3,984
196,869		EnCana Corp	9,077
66,100		ENSCO International, Inc	2,159
105,144		Husky Energy, Inc	2,558
38,860		Imperial Oil Ltd	2,011
90,590		Marathon Oil Corp	3,740
36,283	*	Nexen, Inc	1,512
1,145,067	e	Origin Energy Ltd	5,035
38,804		Penn West Petroleum Ltd	2,145
104,455		Petro-Canada	5,426
27,369	*	Precision Drilling Corp	1,571

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

18,000		Schlumberger Ltd	$1,212
4,658,861		Shell Transport & Trading Co plc	34,185
239,262		Talisman Energy, Inc	6,199
136,049	e	Total S.A.	27,712
77,527		Unocal Corp	3,334
60,300		XTO Energy, Inc	1,959

		TOTAL OIL AND GAS EXTRACTION	144,812

PAPER AND ALLIED PRODUCTS - 0.62%
222,200		International Paper Co	8,979
97,284		Kimberly-Clark Corp	6,284
29,200		MeadWestvaco Corp	931
745,000		NGK Insulators Ltd	6,266
1,280,000		OJI Paper Co Ltd	7,235
11,500	*	Pactiv Corp	267
13,900	*	Smurfit-Stone Container Corp	269
103,480		Stora Enso Oyj (R Shs)	1,398
93,869		Svenska Cellulosa AB (B Shs)	3,649
379,300		Uni-Charm Corp	18,790
67,519	e	UPM-Kymmene Oyj	1,286

		TOTAL PAPER AND ALLIED PRODUCTS	55,354

PERSONAL SERVICES - 0.01%
30,655		Cintas Corp	1,289

		TOTAL PERSONAL SERVICES	1,289

PETROLEUM AND COAL PRODUCTS - 5.27%
2,904,018	e	BHP Billiton Ltd	30,207
4,001,728		BP plc	38,198
310,558		BP plc (Spon ADR)	17,866
506,600		ChevronTexaco Corp	27,174
244,800		ConocoPhillips	20,282
1,255,259		ENI S.p.A.	28,125
3,637,999		ExxonMobil Corp	175,824
233,844	e	Fortum Oyj	3,267
1,303,300		Lyondell Chemical Co	29,272
4,603,000		Nippon Oil Corp	29,026
825,141	e	Repsol YPF S.A.	18,119
862,411		Royal Dutch Petroleum Co	44,419
14,729		Shell Canada Ltd (U.S.)	803
260,518	e	Suncor Energy, Inc	8,316

		TOTAL PETROLEUM AND COAL PRODUCTS	470,898

PIPELINES, EXCEPT NATURAL GAS - 0.09%
48,188	*	Enbridge, Inc	2,009
261,029	e	TransCanada Corp	5,703

		TOTAL PIPELINES, EXCEPT NATURAL GAS	7,712

PRIMARY METAL INDUSTRIES - 0.39%
207,698	*	Alcan, Inc	9,929
1,190,677		BHP Billiton plc	12,529
75,986		Dofasco, Inc	2,558
573,000		NEOMAX Co Ltd	9,166
28,493		ThyssenKrupp AG.	555

		TOTAL PRIMARY METAL INDUSTRIES	34,737

PRINTING AND PUBLISHING - 1.07%
2,759		Eniro AB	24
131,900		Gannett Co, Inc	11,048

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

40,144		Lagardere S.C.A.	$2,490
11,100		New York Times Co (Class A)	434
602,099	e	News Corp Ltd	4,976
93,272		Quebecor World, Inc	2,078
103,035		R.R. Donnelley & Sons Co	3,227
693,140		Reed Elsevier NV	8,927
6,565,698		Reed Elsevier plc	57,623
1,180,000		Singapore Press Holdings Ltd	3,322
36,011		Tribune Co	1,482

		TOTAL PRINTING AND PUBLISHING	95,631

RAILROAD TRANSPORTATION - 0.27%
1,706,646	e	Brambles Industries Ltd	8,752
64,400		Burlington Northern Santa Fe Corp	2,467
79,365		Canadian National Railway Co	3,849
77,479	*	Canadian National Railway Co (Canada)	3,785
125,039		Canadian Pacific Railway Ltd	3,230
2,542		CSX Corp	84
50,400		Norfolk Southern Corp	1,499
4,600		Union Pacific Corp	270

		TOTAL RAILROAD TRANSPORTATION	23,936

REAL ESTATE - 0.07%
2,000	*	Brookfield Homes Corp	2
64,459		Brookfield Properties Corp	2,067
216,000		Cheung Kong Holdings Ltd	1,849
3,000	*	City Developments Ltd	7
2,921		Mirvac Group	9
175,800		Sun Hung Kai Properties Ltd	1,657
164,000		Tokyo Tatemono Co Ltd	817

		TOTAL REAL ESTATE	6,408

SECURITY AND COMMODITY BROKERS - 1.49%
396,500		Charles Schwab Corp	3,644
478,405		Deutsche Boerse AG.	24,195
304,925		Goldman Sachs Group, Inc	28,431
134,800		Lehman Brothers Holdings, Inc	10,746
408,800		Merrill Lynch & Co, Inc	20,326
1,210,000		Mitsui & Co Ltd	10,133
476,182		Morgan Stanley	23,476
869,700		Nomura Holdings, Inc	11,166
24,587	*	Piper Jaffray Cos	973
383,000	b*	Yamaichi Securities Co Ltd	-

		TOTAL SECURITY AND COMMODITY BROKERS	133,090

STONE, CLAY, AND GLASS PRODUCTS - 1.33%
585,000	e	Asahi Glass Co Ltd	5,324
299,971		CRH plc	7,116
1,902,238		Holcim Ltd (Regd)	100,314
2,603		Pilkington plc	4
9,937		Sika AG.	5,730

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	118,488

TOBACCO PRODUCTS - 0.58%
1,094,988		Altria Group, Inc	51,508
1,400		Reynolds American, Inc	95

		TOTAL TOBACCO PRODUCTS	51,603

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

TRANSPORTATION BY AIR - 0.15%
87,800	*	Continental Airlines, Inc (Class B)	$748
341,100	*	Northwest Airlines Corp	2,800
1,081,920		Qantas Airways Ltd	2,704
1,051,500		Swire Pacific Ltd (A Shs)	7,315

		TOTAL TRANSPORTATION BY AIR	13,567

TRANSPORTATION EQUIPMENT - 3.58%
545,319		Autoliv, Inc	22,031
300,600		Boeing Co	15,517
1,476		Bombardier, Inc (Class A)	4
300,593	e	Bombardier, Inc (Class B)	691
145,694		CAE, Inc	633
45,673		Delphi Corp	424
15,903,449	e*	Fiat S.p.A.	114,562
214,600		Ford Motor Co	3,015
659,000		Fuji Heavy Industries Ltd	3,330
33,900		General Dynamics Corp	3,461
406,500		General Motors Corp	17,268
43,400		Genuine Parts Co	1,666
79,300		Honeywell International, Inc	2,844
185,500		Lockheed Martin Corp	10,347
52,558	e	Magna International, Inc (Class A)	3,891
16,308		MAN AG.	558
3,118,000	e	Mazda Motor Corp	9,647
957,400		Nissan Motor Co Ltd	10,424
143,400		Northrop Grumman Corp	7,648
55,188		Textron, Inc	3,547
527,100		Toyota Industries Corp	11,980
1,237,200		Toyota Motor Corp	47,371
239,500		United Technologies Corp	22,365
152,274		Volvo AB (B Shs)	5,375

		TOTAL TRANSPORTATION EQUIPMENT	318,599

TRUCKING AND WAREHOUSING - 0.73%
1,536,000	e	Sumitomo Warehouse Co Ltd	6,160
763,648		United Parcel Service, Inc (Class B)	57,976
102,000		Yamato Transport Co Ltd	1,404

		TOTAL TRUCKING AND WAREHOUSING	65,540

WATER TRANSPORTATION - 0.13%
45,903		CP Ships Ltd	557
1,907,000		Mitsui OSK Lines Ltd	11,437

		TOTAL WATER TRANSPORTATION	11,994

WHOLESALE TRADE-DURABLE GOODS - 1.18%
1,461,007		Johnson & Johnson	82,299
134,200	e	Kuroda Electric Co Ltd	3,026
895,200		Terumo Corp	20,387

		TOTAL WHOLESALE TRADE-DURABLE GOODS	105,712

WHOLESALE TRADE-NONDURABLE GOODS - 0.97%
28,500		AmerisourceBergen Corp	1,531
739,371		British American Tobacco plc	10,717
832,855	e	Celesio AG.	56,789
41,706		Ciba Specialty Chemicals AG. (Regd)	2,595
351,737		Imperial Tobacco Group plc	7,664
52,843	e	Loblaw Cos Ltd	2,704
77,600		McKesson Corp	1,990
160,924		Swedish Match AB	1,710
7,715		Weston (George) Ltd	579

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	86,279

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE (000)

		TOTAL COMMON STOCK
		(Cost $8,275,287)	$8,770,160

PRINCIPAL

SHORT TERM INVESTMENTS - 5.34%
COMMERCIAL PAPER - 0.16%
		Greyhawk Funding LLC
$8,000,000		1.790%, 10/29/04	7,989
6,240,000	f	1.500%, 10/08/04	6,238

		TOTAL COMMERCIAL PAPER	14,227

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.18%
		Federal Home Loan Bank (FHLB)
35,124,000		1.090%, 10/08/04	35,110
		Federal Home Loan Mortgage Corp. (FHLMC)
79,200,000		1.720%, 10/05/04	79,181
		Federal National Mortage Association (FNMA)
10,000,000		1.650%, 10/01/04	10,000
25,000,000		1.530%, 10/04/04	24,995
67,525,000	f	1.490%, 10/06/04	67,506
50,000,000	f	1.720%, 10/08/04	49,981
6,400,000		1.520%, 10/13/04	6,396
10,600,000		1.740%, 10/18/04	10,591
60,000,000	f	1.590%, 10/20/04	59,942
25,000,000		1.720%, 10/29/04	24,965
20,000,000		1.780%, 11/29/04	19,939
24,244,000		1.700%, 12/08/04	24,159
50,000,000	f	1.792%, 12/15/04	49,800

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	462,565

		TOTAL SHORT TERM INVESTMENTS
		(Cost $476,568)	476,792

		TOTAL PORTFOLIO - 103.68%
		(Cost $8,762,598)	9,258,527
		OTHER ASSETS & LIABILITIES, NET (3.68%)	(328,934)

		NET ASSETS - 100.00%	$8,929,593

	*	Non-income producing
	b	In bankcruptcy
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover margins or other requirements on open futures contracts
	e	All or a portion of these securities are out on loan.
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets.

For ease of presentation, we have grouped a number of classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories following their investment limitations on industry concentration.

Additional information on each restricted security is as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST

Newell Rubbermaid, Inc	12/12/01	$2,836,185

Open Futures Contracts:

Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Loss

S&P 500 Index	192	$53,515,200	December 2004	$(559,703)

COLLEGE RETIREMENT EQUITIES FUND-Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

SHORT TERM INVESTMENTS- 100.30%
CERTIFICATES OF DEPOSIT - 15.37%
$ 50,000,000		Abbey National plc	1.730	11/12/04	$50,001
40,000,000		Abbey National plc	1.800	11/22/04	39,996
25,000,000		ABN Amro Bank NV/Chicago	1.450	11/17/04	24,986
40,000,000		American Express Centurion Bank	1.670	10/13/04	40,000
20,000,000		American Express Centurion Bank	1.870	01/14/05	19,992
50,000,000		American Express Credit Corp	1.600	10/05/04	50,000
50,000,000		Bank of Montreal	1.820	11/30/04	49,992
50,000,000		Barclays Bank, plc	1.770	11/16/04	50,001
20,000,000		Canadian Imperial Holdings, Inc	1.510	10/06/04	20,000
50,000,000		Credit Agricole	1.430	10/26/04	49,990
33,000,000		Credit Agricole USA, Inc	1.420	04/05/05	32,866
50,000,000		Deutsche Bank	1.770	10/21/04	50,000
50,000,000		Deutsche Bank	1.740	11/16/04	49,994
45,000,000		Deutsche Bank	1.880	12/22/04	44,991
50,000,000		Dexia Bank	1.490	10/08/04	49,998
25,000,000		Dexia Bank	1.740	11/15/04	24,998
47,000,000		First Tennessee Bank NA	1.820	11/23/04	46,997
15,000,000		Harris Trust And Savings Bank	1.570	12/30/04	14,983
50,000,000		Rabobank	1.510	10/07/04	50,000
25,000,000		Regions Bank of Alabama (Dep. Note)	1.420	04/12/05	24,900
50,000,000		Royal Bank of Canada	1.455	11/18/04	49,972
50,000,000		Societe Generale	1.880	12/23/04	49,990
20,000,000		Societe Generale	1.800	01/04/05	19,988
18,000,000		Toronto Dominion Bank	1.780	11/04/04	18,000
22,720,000		Toronto Dominion Bank	1.760	11/17/04	22,718
25,000,000		Toronto Dominion Bank	1.660	12/09/04	24,987
20,000,000		Toronto Dominion Bank	1.870	12/21/04	19,995
6,450,000		Toronto Dominion Bank	1.130	12/31/04	6,435
7,500,000		Toronto Dominion Bank	2.015	03/10/05	7,496
10,000,000		Wells Fargo	1.560	10/01/04	10,000
25,000,000		Wells Fargo	1.740	10/18/04	25,000
25,000,000		Wells Fargo	1.760	10/28/04	25,000

		TOTAL CERTIFICATES OF DEPOSIT			1,064,266

COMMERCIAL PAPER - 49.40%
24,325,000		ABN Amro North America Finance, Inc	1.950	01/21/05	24,175
23,600,000		American Honda Finance, Corp	1.750	11/08/04	23,555
50,000,000		American Honda Finance, Corp	1.770	11/09/04	49,902
525,000	c	Beta Finance, Inc	1.220	10/08/04	525
21,000,000	c	Beta Finance, Inc	1.530	10/12/04	20,989
7,000,000	c	Beta Finance, Inc	1.290	10/29/04	6,990
5,650,000	c	Beta Finance, Inc	1.780	11/09/04	5,639
13,978,000	c	Beta Finance, Inc	1.790	11/15/04	13,946
28,500,000	c	Beta Finance, Inc	1.600	11/18/04	28,429
8,450,000	c	Beta Finance, Inc	1.720	11/22/04	8,427
10,955,000	c	Beta Finance, Inc	1.700	11/24/04	10,924
20,000,000	c	Beta Finance, Inc	1.890	01/14/05	19,884
9,000,000	c	Beta Finance, Inc	2.010	03/14/05	8,914
25,000,000		Canadian Imperial Holdings, Inc	1.790	11/19/04	24,938
39,460,000		Canadian Imperial Holdings, Inc	1.790	11/12/04	39,376

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 12,940,000	c	Caterpillar, Inc	1.750	11/17/04	$12,909
8,000,000	c	CC (USA), Inc	1.480	10/07/04	7,998
14,000,000	c	CC (USA), Inc	1.690	10/14/04	13,991
1,610,000	c	CC (USA), Inc	1.700	11/24/04	1,605
32,000,000	c	CC (USA), Inc	1.710	11/29/04	31,901
14,000,000	c	CC (USA), Inc	1.940	01/14/05	13,919
30,000,000	c	CC (USA), Inc	2.000	03/10/05	29,721
14,200,000		Ciesco LP	1.590	10/15/04	14,191
50,000,000		Ciesco LP	1.620	10/21/04	49,953
85,600,000		Ciesco LP	1.730	11/15/04	85,405
40,000,000		Citicorp	1.590	10/14/04	39,975
40,000,000		Citicorp	1.590	10/18/04	39,968
14,000,000		Citicorp	1.630	10/22/04	13,986
18,000,000		Citicorp	1.760	10/29/04	17,974
38,000,000		Citicorp	1.720	11/08/04	37,929
47,100,000	c	Coca-Cola Enterprises, Inc	1.550	10/12/04	47,075
10,000,000	c	Corporate Asset Funding	1.600	10/22/04	9,990
40,000,000	c	Corporate Asset Funding Corp, Inc	1.710	11/04/04	39,934
4,500,000	c	Corporate Asset Funding Corp, Inc	1.780	11/18/04	4,489
50,000,000	c	Corporate Asset Funding Corp, Inc	1.820	11/29/04	49,845
4,500,000	c	Corporate Asset Funding Corp, Inc	1.860	12/07/04	4,484
41,200,000	c	Corporate Asset Funding Corp, Inc	1.880	12/15/04	41,035
50,000,000	c	Delaware Funding Corp	1.780	11/02/04	49,918
25,000,000	c	Delaware Funding Corp	1.780	11/05/04	24,956
25,000,000	c	Dorada Finance, Inc.	1.550	10/12/04	24,987
16,500,000	c	Dorada Finance, Inc.	1.530	10/14/04	16,490
16,500,000	c	Dorada Finance, Inc.	1.600	10/27/04	16,479
50,000,000	c	Dorada Finance, Inc.	1.600	11/10/04	49,900
4,500,000	c	Dorada Finance, Inc.	1.780	11/15/04	4,490
29,000,000	c	Dorada Finance, Inc.	1.680	11/24/04	28,919
8,000,000	c	Dorada Finance, Inc.	1.960	01/14/05	7,954
23,080,000	c	Edison Asset Securitization, LLC	1.490	10/01/04	23,079
50,000,000	c	Edison Asset Securitization, LLC	1.710	11/05/04	49,915
35,879,000	c	Edison Asset Securitization, LLC	1.810	11/19/04	35,789
25,000,000	c	Edison Asset Securitization, LLC	1.920	02/07/05	24,817
3,825,000	c	Eli Lilly & Co	1.540	10/14/04	3,823
19,000,000	c	FCAR Owner Trust	1.730	12/02/04	18,938
45,000,000		FCAR Owner Trust I	1.500	10/04/04	44,992
31,000,000		FCAR Owner Trust I	1.570	10/08/04	30,989
15,000,000		FCAR Owner Trust I	1.560	10/15/04	14,990
13,000,000	c	FCAR Owner Trust I	1.790	11/17/04	12,969
5,000,000	c	FCAR Owner Trust I	2.110	03/15/05	4,952
20,000,000	c	Fortune Brands, Inc	1.600	10/22/04	19,980
18,500,000	c	Fortune Brands, Inc	1.700	11/01/04	18,472
8,200,000	c	Fortune Brands, Inc	1.770	11/02/04	8,187
10,000,000	c	Fortune Brands, Inc	1.730	11/10/04	9,980
30,000,000		General Electric Capital Corp	1.580	10/13/04	29,983
13,480,000		General Electric Capital Corp	1.570	10/14/04	13,472
40,000,000		General Electric Capital Corp	1.590	10/15/04	39,974
30,000,000		General Electric Capital Corp	1.720	11/08/04	29,944
12,000,000	c	Govco Incorporated	1.490	10/06/04	11,997
2,200,000	c	Govco Incorporated	1.490	10/07/04	2,199
13,388,000	c	Govco Incorporated	1.560	10/18/04	13,377
11,500,000	c	Govco Incorporated	1.560	10/21/04	11,489
17,000,000	c	Govco Incorporated	1.600	10/26/04	16,980
19,250,000	c	Govco Incorporated	1.780	11/02/04	19,219
16,000,000	c	Govco Incorporated	1.680	11/22/04	15,957
50,000,000	c	Govco Incorporated	1.800	12/06/04	49,826
8,000,000	c	Govco Incorporated	1.800	12/08/04	7,971
21,000,000	c	Greyhawk Funding LLC	1.600	10/12/04	20,989
24,200,000	c	Greyhawk Funding LLC	1.790	10/29/04	24,165
30,000,000	c	Greyhawk Funding LLC	1.580	10/05/04	29,993
19,000,000	c	Greyhawk Funding LLC	1.500	10/08/04	18,993

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 11,150,000	c	Greyhawk Funding LLC	1.780	10/27/04	$11,135
10,295,000	c	Greyhawk Funding LLC	1.780	11/02/04	10,278
12,900,000	c	Greyhawk Funding LLC	1.820	11/22/04	12,865
18,465,000	c	Greyhawk Funding LLC	1.850	12/07/04	18,400
49,805,000	c	IBM (Intl Business Machine Corp)	1.540	10/06/04	49,792
25,101,000	c	Kitty Hawk Funding Corp	1.580	10/25/04	25,072
7,000,000	c	Kitty Hawk Funding Corp	1.780	10/26/04	6,991
25,000,000	c	Kitty Hawk Funding Corp	1.580	10/27/04	24,969
10,000,000	c	Kitty Hawk Funding Corp.	1.680	10/14/04	9,993
13,454,000	c	Kitty Hawk Funding Corp.	1.770	10/20/04	13,441
7,628,000	c	Kitty Hawk Funding Corp.	1.780	10/22/04	7,620
1,156,000	c	Kitty Hawk Funding Corp.	1.750	11/05/04	1,154
7,050,000	c	Kitty Hawk Funding Corp.	1.510	11/09/04	7,036
49,000,000	c	Kitty Hawk Funding Corp.	1.770	11/15/04	48,889
4,760,000	c	Kitty Hawk Funding Corp.	1.860	12/20/04	4,740
47,125,000	c	Links Finance LLC	1.515	10/06/04	47,113
36,000,000	c	Links Finance LLC	1.550	10/18/04	35,971
4,110,000	c	Links Finance LLC	1.680	11/22/04	4,099
25,500,000	c	Links Finance LLC	1.810	12/09/04	25,408
25,000,000		Morgan Stanley Dean Witter	1.780	10/25/04	24,969
5,000,000		Paccar Financial Corp	1.490	10/07/04	4,998
23,600,000		Paccar Financial Corp	1.500	10/12/04	23,588
7,100,000		Paccar Financial Corp	1.710	11/24/04	7,080
29,045,000		Paccar Financial Corp	1.730	12/01/04	28,952
7,000,000		Paccar Financial Corp	1.910	01/24/05	6,956
17,135,000		Paccar Financial Corp	2.000	02/23/05	16,994
25,000,000	c	Park Avenue Receivables Corp	1.670	10/05/04	24,994
30,000,000	c	Park Avenue Receivables Corp	1.700	10/14/04	29,980
4,054,000	c	Park Avenue Receivables Corp	1.780	10/26/04	4,049
9,111,000	c	Park Avenue Receivables Corp	1.790	10/28/04	9,098
18,100,000	c	Pfizer, Inc	1.760	11/01/04	18,072
16,105,000	c	Preferred Receivables Funding Corp	1.680	10/04/04	16,102
40,000,000	c	Preferred Receivables Funding Corp	1.730	10/14/04	39,973
25,000,000	c	Preferred Receivables Funding Corp	1.600	10/25/04	24,972
25,000,000	c	Preferred Receivables Funding Corp	1.790	10/28/04	24,965
13,000,000	c	Preferred Receivables Funding Corp	1.660	11/22/04	12,965
20,000,000	c	Private Export Funding Corporation	1.490	11/17/04	19,952
4,500,000	c	Private Export Funding Corporation	1.490	11/23/04	4,488
20,000,000	c	Private Export Funding Corporation	1.560	11/30/04	19,937
27,600,000	c	Private Export Funding Corporation	1.800	01/05/05	27,453
30,000,000	c	Private Export Funding Corporation	1.940	01/20/05	29,816
25,000,000	c	Proctor & Gamble	1.470	10/05/04	24,995
25,000,000	c	Proctor & Gamble	1.470	10/06/04	24,994
10,000,000	c	Proctor & Gamble	1.480	10/12/04	9,995
29,800,000		Rabobank USA Financial Corp	1.960	01/28/05	29,604
50,000,000	c	Ranger Funding Company LLC	1.725	10/19/04	49,954
15,000,000	c	Ranger Funding Company LLC	1.790	10/28/04	14,979
5,415,000	c	Ranger Funding Company LLC	1.800	11/01/04	5,406
13,000,000	c	Ranger Funding Company LLC	1.790	11/03/04	12,978
21,500,000	c	Ranger Funding Company LLC	1.790	11/05/04	21,462
27,000,000	c	Ranger Funding Company LLC	1.820	12/15/04	26,892
18,000,000	c	Receivables Capital Corp	1.590	12/01/04	17,942
25,000,000	c	Royal Bank of Scotland plc	1.580	10/13/04	24,986
14,770,000	c	Royal Bank of Scotland plc	1.760	10/29/04	14,749
11,200,000	c	Royal Bank of Scotland plc	1.780	11/03/04	11,181
20,000,000		Shell Finance (U.K.) plc	1.770	11/16/04	19,955
4,000,000	c	Sherwin-Williams Co	1.770	10/27/04	3,995
10,000,000	c	Sherwin-Williams Co	1.760	10/28/04	9,986
4,500,000	c	Sherwin-Williams Co	1.790	12/13/04	4,483
20,000,000	c	Sherwin-Williams Co	1.790	12/20/04	19,915
20,000,000	c	Sigma Finance, Inc	1.520	10/01/04	19,999
16,000,000	c	Sigma Finance, Inc	1.530	10/13/04	15,991
4,500,000	c	Sigma Finance, Inc	1.210	10/18/04	4,496
2,310,000	c	Sigma Finance, Inc	1.280	10/21/04	2,308
21,645,000	c	Sigma Finance, Inc	1.190	10/22/04	21,623
25,000,000	c	Sigma Finance, Inc	1.830	11/29/04	24,923

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 20,000,000	c	Sigma Finance, Inc	1.850	12/14/04	$19,922
5,000,000	c	Sigma Finance, Inc	1.920	01/13/05	4,971
10,000,000		Societe Generale North America, Inc	1.490	10/05/04	9,998
13,290,000		UBS Finance Delaware LLC	1.540	10/01/04	13,289
50,000,000		UBS Finance Delaware LLC	1.550	10/07/04	49,985
11,000,000		UBS Finance, (Delaware), Inc	1.540	10/04/04	10,998
7,000,000		UBS Finance, (Delaware), Inc	1.550	10/05/04	6,998
7,600,000		UBS Finance, (Delaware), Inc	1.770	11/29/04	7,577
10,200,000		UBS Finance, (Delaware), Inc	1.790	12/03/04	10,166
25,000,000	c	Variable Funding Capital Corp	1.770	10/07/04	24,991
24,000,000	c	Variable Funding Capital Corp	1.770	10/21/04	23,975
44,490,000	c	Variable Funding Capital Corp	1.780	11/19/04	44,375
25,000,000	c	Ventures Business Trust	1.880	10/01/04	24,999
1,500,000	c	Westdeutsche Landesbank Ny B	1.370	10/08/04	1,499
4,185,000		Yorktown Capital LLC	1.770	10/04/04	4,184
30,000,000	c	Yorktown Capital, LLC	1.670	10/07/04	29,991
17,253,000	c	Yorktown Capital, LLC	1.690	10/15/04	17,241
50,000,000	c	Yorktown Capital, LLC	1.770	10/19/04	49,953
20,503,000	c	Yorktown Capital, LLC	1.760	10/22/04	20,481
10,855,000	c	Yorktown Capital, LLC	1.760	11/16/04	10,830
13,069,000	c	Yorktown Capital, LLC	1.800	12/06/04	13,024
1,595,000	c	Yorktown Capital, LLC	1.850	12/17/04	1,588

		TOTAL COMMERCIAL PAPER			3,421,528

CORPORATE NOTE - 0.90%
17,500,000		Bank of America	1.600	10/26/04	17,499
25,000,000		Bank of America	1.620	11/02/04	24,998
20,000,000		JP Morgan Chase & Co	1.990	02/24/05	20,018

		TOTAL CORPORATE NOTE			62,515

MEDIUM TERM NOTE - 1.08%
25,000,000		Beta Finance, Inc	1.440	02/15/05	24,933
25,000,000		CC USA, Inc	1.420	02/10/05	24,933
25,000,000		CC USA, Inc Note	1.640	02/09/05	24,993

		TOTAL MEDIUM TERM NOTE			74,859

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 30.38%
10,975,000		Federal Farm Credit Bank (FFCB)	1.230	10/01/04	10,975
2,010,000		Federal Farm Credit Bank (FFCB)	1.070	11/05/04	2,006
16,829,000		Federal Farm Credit Bank (FFCB)	1.100	11/17/04	16,790
20,000,000		Federal Farm Credit Bank (FFCB)	1.070	12/03/04	19,935
1,420,000		Federal Farm Credit Bank (FFCB)	1.180	12/14/04	1,415
495,000		Federal Farm Credit Bank (FFCB)	1.840	02/11/05	491
32,905,000		Federal Home Loan Bank (FHLB)	1.090	10/08/04	32,894
19,270,000		Federal Home Loan Bank (FHLB)	1.540	10/13/04	19,259
30,000,000		Federal Home Loan Bank (FHLB)	1.470	10/15/04	29,980
61,050,000		Federal Home Loan Bank (FHLB)	1.200	10/20/04	60,995
2,220,000		Federal Home Loan Bank (FHLB)	1.550	11/01/04	2,217
25,000,000		Federal Home Loan Bank (FHLB)	1.255	11/03/04	24,960
20,350,000		Federal Home Loan Bank (FHLB)	1.385	11/05/04	20,314
1,510,000		Federal Home Loan Bank (FHLB)	1.140	11/09/04	1,507
34,000,000		Federal Home Loan Bank (FHLB)	1.520	11/10/04	33,932
2,500,000		Federal Home Loan Bank (FHLB)	1.550	11/19/04	2,494
25,000,000		Federal Home Loan Bank (FHLB)	1.650	11/24/04	24,932
3,345,000		Federal Home Loan Bank (FHLB)	1.540	12/03/04	3,334
9,180,000		Federal Home Loan Bank (FHLB)	1.745	12/10/04	9,147
12,815,000		Federal Home Loan Bank (FHLB)	1.800	12/17/04	12,763
8,700,000		Federal Home Loan Bank (FHLB)	1.850	12/27/04	8,660
7,151,000		Federal Home Loan Bank (FHLB)	1.230	01/14/05	7,110
1,062,000		Federal Home Loan Bank (FHLB)	1.935	03/11/05	1,052
15,470,000		Federal Home Loan Bank (FHLB)	1.200	04/01/05	15,392
67,855,000		Federal Home Loan Mortgage Corp (FHLMC)	1.540	10/04/04	67,844
33,684,000		Federal Home Loan Mortgage Corp (FHLMC)	1.720	10/05/04	33,677

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY
PRINCIPAL		RATE	DATE	VALUE (000)

$ 1,623,000	Federal Home Loan Mortgage Corp (FHLMC)	1.090	10/07/04	$1,623
40,155,000	Federal Home Loan Mortgage Corp (FHLMC)	1.530	10/12/04	40,135
25,242,000	Federal Home Loan Mortgage Corp (FHLMC)	1.560	10/18/04	25,222
33,293,000	Federal Home Loan Mortgage Corp (FHLMC)	1.550	10/19/04	33,265
18,322,000	Federal Home Loan Mortgage Corp (FHLMC)	1.610	10/20/04	18,306
21,175,000	Federal Home Loan Mortgage Corp (FHLMC)	1.600	11/02/04	21,142
25,710,000	Federal Home Loan Mortgage Corp (FHLMC)	1.430	11/04/04	25,667
3,900,000	Federal Home Loan Mortgage Corp (FHLMC)	1.550	11/08/04	3,893
3,570,000	Federal Home Loan Mortgage Corp (FHLMC)	1.620	11/09/04	3,563
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.050	11/15/04	9,977
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.450	11/16/04	19,955
61,955,000	Federal Home Loan Mortgage Corp (FHLMC)	1.650	11/23/04	61,790
8,008,000	Federal Home Loan Mortgage Corp (FHLMC)	1.500	11/30/04	7,983
52,030,000	Federal Home Loan Mortgage Corp (FHLMC)	1.090	12/01/04	51,867
39,888,000	Federal Home Loan Mortgage Corp (FHLMC)	1.100	12/02/04	39,761
9,250,000	Federal Home Loan Mortgage Corp (FHLMC)	1.450	12/03/04	9,220
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.780	12/14/04	9,962
5,720,000	Federal Home Loan Mortgage Corp (FHLMC)	1.080	12/20/04	5,696
12,634,000	Federal Home Loan Mortgage Corp (FHLMC)	1.850	12/21/04	12,580
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.735	12/23/04	19,912
13,520,000	Federal Home Loan Mortgage Corp (FHLMC)	1.770	12/27/04	13,458
89,815,000	Federal Home Loan Mortgage Corp (FHLMC)	1.880	12/28/04	89,395
29,090,000	Federal Home Loan Mortgage Corp (FHLMC)	1.210	12/30/04	28,947
73,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.720	12/31/04	72,636
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.585	01/05/05	19,895
48,445,000	Federal Home Loan Mortgage Corp (FHLMC)	1.890	01/10/05	48,177
12,075,000	Federal Home Loan Mortgage Corp (FHLMC)	1.590	01/11/05	12,008
22,957,000	Federal Home Loan Mortgage Corp (FHLMC)	1.550	01/11/05	22,829
36,675,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	01/15/05	36,654
460,000	Federal Home Loan Mortgage Corp (FHLMC)	1.650	02/08/05	457
25,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.270	02/11/05	24,932
38,538,000	Federal Home Loan Mortgage Corp (FHLMC)	1.870	02/28/05	38,205
4,260,000	Federal Home Loan Mortgage Corp (FHLMC)	1.510	03/10/05	4,221
2,600,000	Federal Home Loan Mortgage Corp (FHLMC)	1.960	05/31/05	2,561
80,000,000	Federal National Mortgage Association (FNMA)	1.650	10/01/04	79,997
30,000,000	Federal National Mortgage Association (FNMA)	1.530	10/04/04	29,995
33,885,000	Federal National Mortgage Association (FNMA)	1.490	10/06/04	33,877
62,250,000	Federal National Mortgage Association (FNMA)	1.520	10/13/04	62,216
12,063,000	Federal National Mortgage Association (FNMA)	1.430	10/15/04	12,055
42,650,000	Federal National Mortgage Association (FNMA)	1.590	10/20/04	42,612
50,000,000	Federal National Mortgage Association (FNMA)	1.560	10/27/04	49,937
29,503,000	Federal National Mortgage Association (FNMA)	1.540	11/01/04	29,459
81,000,000	Federal National Mortgage Association (FNMA)	1.520	11/03/04	80,870
100,000,000	Federal National Mortgage Association (FNMA)	1.600	11/10/04	99,801
37,705,000	Federal National Mortgage Association (FNMA)	1.110	11/12/04	37,624
7,475,000	Federal National Mortgage Association (FNMA)	1.310	11/18/04	7,457
27,020,000	Federal National Mortgage Association (FNMA)	1.200	12/01/04	26,935
81,732,000	Federal National Mortgage Association (FNMA)	1.205	12/02/04	81,472
36,287,000	Federal National Mortgage Association (FNMA)	1.180	12/10/04	36,157
22,880,000	Federal National Mortgage Association (FNMA)	1.915	12/29/04	22,772
15,000,000	Federal National Mortgage Association (FNMA)	1.200	12/31/04	14,925
27,000,000	Federal National Mortgage Association (FNMA)	1.240	01/07/05	26,855
19,952,000	Federal National Mortgage Association (FNMA)	1.540	03/04/05	19,775
4,480,000	Federal National Mortgage Association (FNMA)	1.890	04/29/05	4,424
4,600,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.500	10/01/04	4,600

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			2,103,784

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

VARIABLE NOTE - 3.17%
$ 30,000,000		American Express Credit Corp (Sr Note)	1.748	08/09/05	$30,004
11,000,000		American Honda Finance Corp	1.670	04/11/05	11,004
30,000,000		American Honda Finance Corp	1.650	05/06/05	29,991
33,000,000		Barclays Bank plc	1.760	09/29/05	32,980
25,000,000		Sigma Finance, Inc	1.830	11/29/04	24,998
10,000,000		Sigma Finance, Inc	1.748	12/20/04	9,999
50,000,000		Suntrust Bank Note	1.840	10/25/04	50,001
30,620,000		Wachovia Corp Note	2.230	03/31/05	30,675

		TOTAL VARIABLE NOTE			219,652

		TOTAL SHORT TERM INVESTMENTS			6,946,604

		TOTAL PORTFOLIO - 100.30%			6,946,604
		(Cost $ 6,948,725)
		OTHER ASSETS & LIABILITIES, NET (0.30%)			(20,638)

		NET ASSETS - 100.00			$6,925,966

	c	Commercial Paper issued under the Private Placement exemption
		under Section 4(2) of the Securities Act of 1933.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL			VALUE (000)

CORPORATE BOND - 0.00%

$ 30,000	*	National Health Investors, Inc	$122

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	122

		TOTAL CORPORATE BOND
		(Cost $30)	122

SHARES

PREFERRED STOCK - 0.01%
HEALTH SERVICES - 0.00%
4,994	*	Bio-Reference Labs, Inc	70

		TOTAL HEALTH SERVICES	70

TRANSPORTATION EQUIPMENT - 0.01%
30,256	*	United Defense Industries, Inc	1,210

		TOTAL TRANSPORTATION EQUIPMENT	1,210

		TOTAL PREFERRED STOCK
		(Cost $958)	1,280

COMMON STOCK - 98.91%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,319		Alico, Inc	99
24,664		Delta & Pine Land Co	660
4,084	*	John B. Sanfilippo & Son	107

		TOTAL AGRICULTURAL PRODUCTION-CROPS	866

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
229		Seaboard Corp	134

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	134

AMUSEMENT AND RECREATION SERVICES - 0.19%
33,336	*	Alliance Gaming Corp	502
16,897	*	Argosy Gaming Co	662
22,391	*	Aztar Corp	593
202,102	*	Caesars Entertainment, Inc	3,375
4,078		Churchill Downs, Inc	160
6,706		Dover Downs Gaming & Entertainment, Inc	69
10,103		Dover Motorsport, Inc	43
19,767	*	Gaylord Entertainment Co	613
73,618		Harrah's Entertainment, Inc	3,900
22,127		International Speedway Corp (Class A)	1,104
9,907	*	Isle of Capri Casinos, Inc	192
9,936		Lakes Entertainment, Inc	104

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

26,149	*	Magna Entertainment Corp (Class A)	$143
14,684	*	MTR Gaming Group, Inc	137
15,334	e*	Multimedia Games, Inc	238
4,837	*	Nevada Gold & Casinos, Inc	58
20,750	*	Penn National Gaming, Inc	838
61,341	*	Six Flags, Inc	334
9,500		Speedway Motorsports, Inc	317
27,478		Station Casinos, Inc	1,348
12,190	e*	Sunterra Corp	116
14,426	e*	WMS Industries, Inc	371
8,652		World Wrestling Federation Entertainment, Inc	106

		TOTAL AMUSEMENT AND RECREATION SERVICES	15,323

APPAREL AND ACCESSORY STORES - 0.57%
61,836		Abercrombie & Fitch Co (Class A)	1,948
35,932	*	Aeropostale, Inc	941
34,651		American Eagle Outfitters, Inc	1,277
44,365	*	AnnTaylor Stores Corp	1,038
4,923	e	Bebe Stores, Inc	104
4,896		Buckle, Inc	134
12,020		Burlington Coat Factory Warehouse Corp	255
6,195	*	Cache, Inc	93
4,265	*	Carter's, Inc	118
19,783	*	Casual Male Retail Group, Inc	104
12,800		Cato Corp (Class A)	285
7,344	*	Charlotte Russe Holding, Inc	84
74,575	*	Charming Shoppes, Inc	531
57,792	e*	Chico's FAS, Inc	1,976
10,978	*	Children's Place Retail Stores, Inc	262
24,359		Christopher & Banks Corp	390
57,638		Claire's Stores, Inc	1,443
2,900		Deb Shops, Inc	71
14,600	*	Dress Barn, Inc	255
12,165		Finish Line, Inc (Class A)	376
96,245		Foot Locker, Inc	2,281
11,369	b,e*	Footstar, Inc	36
414,910	e	Gap, Inc	7,759
14,271	*	Genesco, Inc	336
12,238		Goody's Family Clothing, Inc	103
19,588	*	Gymboree Corp	282
31,268	*	Hot Topic, Inc	533
12,233	*	Jo-Ann Stores, Inc	343
6,630	e*	JOS A. Bank Clothiers, Inc	184
278,022		Limited Brands, Inc	6,197
70,672		Nordstrom, Inc	2,702
5,734	e	Oshkosh B'gosh, Inc (Class A)	116
49,699	*	Pacific Sunwear of California, Inc	1,046
44,378	*	Payless Shoesource, Inc	450
102,448		Ross Stores, Inc	2,401
5,056	*	Shoe Carnival, Inc	60
12,148	*	Stage Stores, Inc	416
15,617		Talbots, Inc	387
330,633		TJX Cos, Inc	7,287
22,498	*	Too, Inc	407
32,744	*	Urban Outfitters, Inc	1,126

		TOTAL APPAREL AND ACCESSORY STORES	46,137

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
24,838	*	Collins & Aikman Corp	$104
10,000	*	Columbia Sportswear Co	545
16,228	e*	DHB Industries, Inc	230
9,658	*	Guess?, Inc	172
14,824	*	Hartmarx Corp	110
82,889		Jones Apparel Group, Inc	2,967
17,598		Kellwood Co	641
72,846		Liz Claiborne, Inc	2,748
8,598		Oxford Industries, Inc	320
16,170		Phillips-Van Heusen Corp	360
27,979		Polo Ralph Lauren Corp	1,018
36,082	*	Quiksilver, Inc	917
55,619		VF Corp	2,750
29,759	*	Warnaco Group, Inc	662

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	13,544

AUTO REPAIR, SERVICES AND PARKING - 0.04%
6,029	*	Amerco, Inc	229
11,986		Central Parking Corp	158
16,357	*	Dollar Thrifty Automotive Group, Inc	398
15,161	e*	Exide Technologies	240
10,010	*	Midas, Inc	162
6,088	*	Monro Muffler Brake, Inc	133
42,749		Ryder System, Inc	2,011

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,331

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
48,071	*	Advance Auto Parts	1,654
3,642	*	America's Car Mart, Inc	123
7,927	*	Asbury Automotive Group, Inc	107
116,205	*	Autonation, Inc	1,985
40,391	*	Autozone, Inc	3,120
68,572	*	Carmax, Inc	1,478
44,653	*	Copart, Inc	845
30,156	*	CSK Auto Corp	402
12,620	*	Group 1 Automotive, Inc	344
9,249		Lithia Motors, Inc (Class A)	197
7,544	*	MarineMax, Inc	170
31,824	*	O'Reilly Automotive, Inc	1,219
3,780	*	Rush Enterprises, Inc	44
17,944		Sonic Automotive, Inc	360
12,416		United Auto Group, Inc	312
8,587	e*	West Marine, Inc	184

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	12,544

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.13%
9,632		Building Materials Holding Corp	265
10,926	*	Central Garden & Pet Co	335
40,018	e	Fastenal Co	2,305
1,485,302		Home Depot, Inc	58,224
71,936		Louisiana-Pacific Corp	1,867
520,691		Lowe's Cos	28,300

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	91,296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

BUSINESS SERVICES - 6.81%
22,131	*	@Road, Inc	$93
14,084	*	24/7 Real Media, Inc	54
254,240	*	3Com Corp	1,073
24,583		Aaron Rents, Inc	535
24,586		ABM Industries, Inc	495
27,360	*	ActivCard Corp	168
87,547	*	Activision, Inc	1,214
33,531	*	Actuate Corp	118
49,025		Acxiom Corp	1,164
14,023	*	Administaff, Inc	164
157,512		Adobe Systems, Inc	7,792
20,832	*	Advent Software, Inc	351
19,800		Advo, Inc	613
81,011	*	Affiliated Computer Services, Inc (Class A)	4,510
33,812	*	Agile Software Corp	268
69,182	*	Akamai Technologies, Inc	972
29,166	*	Alliance Data Systems Corp	1,183
13,473	*	Altiris, Inc	426
11,399	e*	AMN Healthcare Services, Inc	136
4,645	*	Ansoft Corp	74
9,958	*	Ansys, Inc	495
17,474	*	Anteon International Corp	640
30,773	*	Aquantive, Inc	297
20,048	*	Arbitron, Inc	734
38,767	*	Ariba, Inc	362
18,507	*	Armor Holdings, Inc	770
38,700	*	Ascential Software Corp	521
22,878	*	Asiainfo Holdings, Inc	112
38,084	*	Ask Jeeves, Inc	1,246
30,600	*	Aspect Communications Corp	304
33,163	e*	Aspen Technology, Inc	232
5,092	*	Asset Acceptance Capital Corp	86
5,156	*	Atari, Inc	8
26,919	*	Autobytel, Inc	241
78,329		Autodesk, Inc	3,809
390,593		Automatic Data Processing, Inc	16,139
244,376	*	BEA Systems, Inc	1,689
78,803	*	Bisys Group, Inc	1,151
4,500	*	Blackboard, Inc	77
9,011	*	Blue Coat Systems, Inc	130
155,103	e*	BMC Software, Inc	2,452
52,351	*	Borland Software Corp	437
11,900		Brady Corp (Class A)	580
36,792		Brink's Co	1,110
170,937	*	Brocade Communications Systems, Inc	966
19,029	*	CACI International, Inc (Class A)	1,004
178,396	*	Cadence Design Systems, Inc	2,326
20,828	*	Captaris, Inc	89
13,113	*	Carreker Corp	100
33,798		Catalina Marketing Corp	780
4,633	*	CCC Information Services Group, Inc	82
7,981		CDI Corp	164
675,137		Cendant Corp	14,583

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

97,257	*	Ceridian Corp	$1,791
18,797	e*	Cerner Corp	813
41,499		Certegy, Inc	1,544
53,711	e*	Checkfree Corp	1,486
57,807	*	ChoicePoint, Inc	2,465
46,459	*	Chordiant Software, Inc	135
33,000	*	Ciber, Inc	248
111,515	*	Citrix Systems, Inc	1,954
8,583	*	Clarus Corp	75
244,281	e*	CMGI, Inc	296
82,662	*	CNET Networks, Inc	756
85,948	*	Cognizant Technology Solutions Corp	2,622
308,102		Computer Associates International, Inc	8,103
4,012		Computer Programs & Systems, Inc	80
123,693	*	Computer Sciences Corp	5,826
250,835	*	Compuware Corp	1,292
11,530	*	Concord Communications, Inc	103
16,965	*	Concur Technologies, Inc	178
98,532	*	Convergys Corp	1,323
21,029	*	Corillian Corp	97
10,398	*	CoStar Group, Inc	511
13,004	*	Covansys Corp	150
35,280	*	CSG Systems International, Inc	544
9,005	e*	Cyberguard Corp	53
17,707	*	Cybersource Corp	86
35,076		Deluxe Corp	1,439
23,401	*	Dendrite International, Inc	377
8,223	*	Digimarc Corp	74
22,736	*	Digital Insight Corp	310
20,662	*	Digital River, Inc	615
3,973	*	DigitalNet Holdings, Inc	120
78,381	e*	DoubleClick, Inc	463
50,977	*	DST Systems, Inc	2,267
49,481	*	Dun & Bradstreet Corp	2,905
49,239	*	E.piphany, Inc	198
89,790	*	Earthlink, Inc	925
18,386	*	Echelon Corp	145
23,652	*	Eclipsys Corp	369
10,302	e*	eCollege.com, Inc	99
8,103	*	Education Lending Group, Inc	120
31,021	*	eFunds Corp	577
11,677		Electro Rent Corp	129
197,491	*	Electronic Arts, Inc	9,083
336,164		Electronic Data Systems Corp	6,518
13,753	*	Embarcadero Technologies, Inc	116
136,198	*	Enterasys Networks, Inc	218
41,212	*	Entrust, Inc	104
26,891	*	Epicor Software Corp	323
8,841	e*	EPIQ Systems, Inc	138
93,668		Equifax, Inc	2,469
7,792	*	Equinix, Inc	240
15,409	*	eSpeed, Inc (Class A)	151
69,995	*	Extreme Networks, Inc	311
22,340	*	F5 Networks, Inc	680
13,201		Factset Research Systems, Inc	636
45,737		Fair Isaac Corp	1,336
25,243	*	Filenet Corp	441
16,703	e*	FindWhat.com	313
2,000	*	First Advantage Corp	32
577,614		First Data Corp	25,126
128,280	*	Fiserv, Inc	4,472
28,161	*	Getty Images, Inc	1,557

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

15,357		Gevity HR, Inc	$236
12,000	*	Google, Inc (Class A)	1,555
3,271	e*	Greg Manning Auctions, Inc	37
616		Grey Global Group, Inc	613
12,541	e*	GSI Commerce, Inc	110
77,818		GTECH Holdings Corp	1,970
31,752	*	Harris Interactive, Inc	209
9,634		Healthcare Services Group	173
10,900	*	Heidrick & Struggles International, Inc	314
43,963		Henry (Jack) & Associates, Inc	825
73,633	e*	Homestore, Inc	170
6,454	*	Hudson Highland Group, Inc	188
26,320	*	Hyperion Solutions Corp	895
1,650	*	IAC/InterActiveCorp Wts 02/04/09	33
13,440	*	IDX Systems Corp	436
12,987	*	iGate Corp	48
23,575		Imation Corp	839
158,389		IMS Health, Inc	3,789
10,169	e*	Infocrossing, Inc	161
55,579	*	Informatica Corp	325
20,686	*	Infospace, Inc	980
20,612	*	infoUSA, Inc	184
4,522	*	Innovative Solutions & Support, Inc	111
23,142	*	Interactive Data Corp	436
29,403	*	Intergraph Corp	799
24,676	*	Internet Capital Group, Inc	159
26,357	*	Internet Security Systems, Inc	448
4,168		Interpool, Inc	78
275,488	e*	Interpublic Group of Cos, Inc	2,917
4,587	*	Intersections, Inc	67
5,555	e*	Intervideo, Inc	67
26,296	*	Interwoven, Inc	190
11,196	*	Intrado, Inc	113
119,091	*	Intuit, Inc	5,407
28,643	*	Ipass, Inc	172
6,801	*	iPayment, Inc	273
71,854	*	Iron Mountain, Inc	2,432
4,363	*	IVAX Diagnostics, Inc	24
24,846	*	iVillage, Inc	149
18,698	*	JDA Software Group, Inc	202
350,955	*	Juniper Networks, Inc	8,283
12,735	*	Jupitermedia Corp	227
34,016	*	Keane, Inc	522
11,143		Kelly Services, Inc (Class A)	298
12,200	*	Keynote Systems, Inc	173
16,544	*	Kforce, Inc	139
27,212	e*	KFX ,Inc	210
16,026	*	Kinetic Concepts, Inc	842
3,858	e*	Kintera, Inc	36
21,800	*	Korn/Ferry International	397
20,129	*	Kronos, Inc	892
26,822	*	Labor Ready, Inc	376
54,489	*	Lamar Advertising Co	2,267
36,033	*	Lawson Software, Inc	202
30,197	*	Lionbridge Technologies	259
61,886	*	Looksmart Ltd	91
44,740	*	Macromedia, Inc	898
31,963	*	Macrovision Corp	770
15,957	*	Magma Design Automation, Inc	241
19,563	*	Manhattan Associates, Inc	478
59,025		Manpower, Inc	2,626

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

10,910	*	Mantech International Corp (Class A)	$204
46,024	*	Manugistics Group, Inc	110
15,415	*	MAPICS, Inc	140
13,097	*	Mapinfo Corp	141
2,662	*	Marchex, Inc	33
6,760	*	MarketWatch, Inc	84
3,847	*	Marlin Business Services, Inc	72
31,524	*	Matrixone, Inc	160
109,547	*	McAfee, Inc	2,202
5,014		McGrath RentCorp	183
7,090	*	Medical Staffing Network Holdings, Inc	44
4,600	e*	Memberworks, Inc	121
45,408	*	Mentor Graphics Corp	498
60,470	e*	Mercury Interactive Corp	2,109
50,746	*	Micromuse, Inc	187
6,079,361		Microsoft Corp	168,094
7,774	*	MicroStrategy, Inc	319
30,152	e*	Midway Games, Inc	299
64,497	e*	Mindspeed Technologies, Inc	129
58,713		MoneyGram International, Inc	1,003
66,217	*	Monster Worldwide, Inc	1,632
68,137	*	MPS Group, Inc	573
12,659	*	MRO Software, Inc	127
17,744	*	MSC.Software Corp	143
34,705		National Instruments Corp	1,051
5,689	*	National Processing, Inc	151
21,100	*	NAVTEQ Corp	752
17,527	*	NCO Group, Inc	472
12,200	*	NCP Litigation Trust	(0)
61,802	*	NCR Corp	3,065
23,347		NDCHealth Corp	375
5,618	e*	Neoforma, Inc	52
21,285	*	Netegrity, Inc	160
36,976	*	NETIQ Corp	396
7,961	e*	Netratings, Inc	142
15,388	*	Netscout Systems, Inc	82
16,401	*	Network Equipment Technologies, Inc	108
20,183	*	NIC, Inc	108
252,442	*	Novell, Inc	1,593
125,213		Omnicom Group, Inc	9,148
7,714	*	Open Solutions, Inc	193
7,639	*	Opnet Technologies, Inc	78
33,549	e*	Opsware, Inc	188
2,500,226	*	Oracle Corp	28,203
21,272	*	Packeteer, Inc	230
9,863	*	PalmSource, Inc	205
173,786	*	Parametric Technology Corp	918
13,746	*	PC-Tel, Inc	114
10,562	*	PDF Solutions, Inc	128
5,466	*	PDI, Inc	148
7,479	*	PEC Solutions, Inc	88
15,823	*	Pegasus Solutions, Inc	189
7,322	*	Pegasystems, Inc	51
216,724	*	Peoplesoft, Inc	4,302
48,980	*	Perot Systems Corp (Class A)	787
15,887	*	Pixar	1,253
14,902	*	PLATO Learning, Inc	132
20,904	*	Portal Software, Inc	57
7,824	e*	Portfolio Recovery Associates, Inc	230
10,100	*	ProcureNet, Inc	2
20,055	*	Progress Software Corp	399

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

3,888	*	Proxymed, Inc	$39
8,302		QAD, Inc	58
2,161	*	Quality Systems, Inc	109
32,233	*	Quest Software, Inc	358
15,590	*	R.H. Donnelley Corp	770
12,390	*	Radisys Corp	173
72,922	*	RealNetworks, Inc	340
105,726	e*	Red Hat, Inc	1,294
29,008	e*	Redback Networks, Inc	151
5,893	e	Renaissance Learning, Inc	128
47,103	*	Rent-A-Center, Inc	1,218
17,000	*	Rent-Way, Inc	116
36,163	*	Retek, Inc	165
15,376	*	Rewards Network, Inc	103
44,118		Reynolds & Reynolds Co (Class A)	1,088
97,221		Robert Half International, Inc	2,505
12,262		Rollins, Inc	298
40,040	*	RSA Security, Inc	773
47,690	*	S1 Corp	381
15,405	*	SafeNet, Inc	406
4,900	*	Salesforce.com, Inc	77
50,825	*	Sapient Corp	388
53,718	e*	Scansoft, Inc	219
29,070	*	Secure Computing Corp	221
32,160	*	Seebeyond Technology Corp	99
16,272	*	Serena Software, Inc	272
3,257	*	SI International, Inc	71
281,739	*	Siebel Systems, Inc	2,124
37,761	*	Sitel Corp	82
3,036	e*	SoftBrands, Inc	3
14,310	e*	Sohu.com, Inc	238
38,536	*	SonicWALL, Inc	261
29,603	*	Sotheby's Holdings, Inc (Class A)	465
12,741	*	Source Interlink Cos, Inc	124
39,138	*	Spherion Corp	306
9,177	*	SPSS, Inc	122
8,439	*	SRA International, Inc (Class A)	435
8,805		SS&C Technologies, Inc	172
7,046		Startek, Inc	221
13,149	*	Stellent, Inc	101
5,949	e*	Stratasys, Inc	188
2,200,696	*	Sun Microsystems, Inc	8,891
191,037	*	SunGard Data Systems, Inc	4,541
23,524	*	SupportSoft, Inc	229
62,826	*	Sybase, Inc	866
15,600	*	Sykes Enterprises, Inc	72
207,416	*	Symantec Corp	11,383
4,247	*	SYNNEX Corp	75
101,774	*	Synopsys, Inc	1,611
4,749		Syntel, Inc	79
28,915	*	Take-Two Interactive Software, Inc	950
8,672		Talx Corp	200
24,393	*	TeleTech Holdings, Inc	230
24,875	*	THQ, Inc	484
137,632	*	TIBCO Software, Inc	1,171
10,755	*	Tier Technologies, Inc (Class B)	104
2,121	e*	TippingPoint Technologies, Inc	51
55,379	*	Titan Corp	774
2,880	*	TNS, Inc	56
24,631		Total System Services, Inc	622
12,167	*	TradeStation Group, Inc	75

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

23,932	*	Transaction Systems Architects, Inc (Class A)	$445
1,800	e*	Travelzoo, Inc	94
20,320	*	Trizetto Group, Inc	118
30,912	*	Tumbleweed Communications Corp	78
26,379	*	Tyler Technologies, Inc	233
9,912	*	Ultimate Software Group, Inc	122
217,495	*	Unisys Corp	2,245
34,514	*	United Online, Inc	332
35,516	f*	United Rentals, Inc	564
11,228	*	Universal Compression Holdings, Inc	383
51,259	*	Valueclick, Inc	484
7,576	*	Verint Systems, Inc	279
164,007	e*	VeriSign, Inc	3,260
282,465	*	Veritas Software Corp	5,028
19,298	*	Verity, Inc	249
5	*	Versata, Inc	0
14,678		Viad Corp	348
187,156	*	Vignette Corp	249
5,200	*	Volt Information Sciences, Inc	150
21,673	*	WatchGuard Technologies, Inc	101
19,527	e*	WebEx Communications, Inc	426
205,127	e*	WebMD Corp	1,428
38,958	*	webMethods, Inc	207
14,870	e*	Websense, Inc	620
54,172	*	Westwood One, Inc	1,071
47,480	*	Wind River Systems, Inc	579
16,209	*	Witness Systems, Inc	260
758,514	*	Yahoo!, Inc	25,721
13,515	e*	Zix Corp	62

		TOTAL BUSINESS SERVICES	549,826

CHEMICALS AND ALLIED PRODUCTS - 10.56%
1,033,219		Abbott Laboratories	43,767
58,230	*	Abgenix, Inc	574
11,254	*	Able Laboratories, Inc	216
10,343		Aceto Corp	149
24,756	*	Adolor Corp	279
6,121	*	Advancis Pharmaceutical Corp	50
151,523		Air Products & Chemicals, Inc	8,240
17,349	*	Albany Molecular Research, Inc	167
21,116		Albemarle Corp	741
46,570		Alberto-Culver Co	2,025
17,434	*	Alexion Pharmaceuticals, Inc	314
58,110	*	Alkermes, Inc	671
87,917		Allergan, Inc	6,378
25,287		Alpharma, Inc (Class A)	462
12,396	e*	American Pharmaceutical Partners, Inc	342
3,242	e	American Vanguard Corp	116
858,390	*	Amgen, Inc	48,654
61,775	e*	Amylin Pharmaceuticals, Inc	1,268
47,546	*	Andrx Corp	1,063
15,085		Arch Chemicals, Inc	430
15,478	*	Array Biopharma, Inc	108
24,406	e*	Atherogenics, Inc	804
14,420	*	Atrix Laboratories, Inc	443
48,708	*	Avant Immunotherapeutics, Inc	83
73,706		Avery Dennison Corp	4,848
313,122		Avon Products, Inc	13,677
58,134	*	Barr Pharmaceuticals, Inc	2,408

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

4,237	*	Barrier Therapeutics, Inc	$52
10,191	*	Benthley Pharmaceuticals, Inc	108
10,600	*	BioCryst Pharmaceuticals, Inc	54
12,572	*	Bioenvision, Inc	100
224,950	*	Biogen Idec, Inc	13,760
41,452	*	BioMarin Pharmaceutical, Inc	215
8,396	e*	Biosite, Inc	411
10,137	*	Bone Care International, Inc	246
8,766	e*	Bradley Pharmaceuticals, Inc	178
1,287,506		Bristol-Myers Squibb Co	30,475
40,985		Cabot Corp	1,581
21,400		Calgon Carbon Corp	155
16,927		Cambrex Corp	372
10,712	e*	CancerVax Corp	87
5,883	*	Caraco Pharmaceutical Laboratories Ltd	45
28,958	*	Cell Genesys, Inc	260
39,037	e*	Cell Therapeutics, Inc	268
36,365	*	Cephalon, Inc	1,742
29,988	e*	Charles River Laboratories International, Inc	1,373
10,846	*	Chattem, Inc	350
72,028	*	Chiron Corp	3,184
39,915		Church & Dwight Co, Inc	1,120
100,752		Clorox Co	5,370
352,046		Colgate-Palmolive Co	15,905
20,700	*	Connetics Corp	559
2,918	*	Corcept Therapeutics, Inc	23
3,991	e*	Corgentech, Inc	68
36,100	e*	Corixa Corp	150
74,757		Crompton Corp	709
30,772	*	Cubist Pharmaceuticals, Inc	304
26,872	*	Curis, Inc	120
19,040	*	Cypress Bioscience, Inc	222
25,661		Cytec Industries, Inc	1,256
10,054	e*	Cytogen Corp	106
4,901	*	Cytokinetics, Inc	65
27,683	*	Dade Behring Holdings, Inc	1,542
3,174	*	DEL Laboratories, Inc	105
42,749	*	Dendreon Corp	360
14,675		Diagnostic Products Corp	600
9,093	*	Digene Corp	236
30,302	*	Discovery Laboratories, Inc	203
8,786	e*	Dov Pharmaceutical, Inc	151
619,712		Dow Chemical Co	27,999
662,152		Du Pont (E.I.) de Nemours & Co	28,340
19,885	e*	Durect Corp	28
9,709	e*	Dusa Pharmaceuticals, Inc	111
4,041	*	Dynavax Technologies Corp	22
51,444		Eastman Chemical Co	2,446
123,991		Ecolab, Inc	3,898
14,351	*	Elizabeth Arden, Inc	302
39,226	*	Encysive Pharmaceuticals, Inc	354
28,467	*	Enzon, Inc	454
18,191	*	Eon Labs, Inc	395
14,772	*	EPIX Pharmaceuticals, Inc	285
71,051		Estee Lauder Cos (Class A)	2,970
4,423	e*	Eyetech Pharmaceuticals, Inc	150
26,673		Ferro Corp	582
17,014	*	First Horizon Pharmaceutical	340
23,574	*	FMC Corp	1,145
243,443	*	Forest Laboratories, Inc	10,950
33,993	e*	Genaera Corp	133

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

57,046	*	Genelabs Technologies	$149
293,606	*	Genentech, Inc	15,391
39,319	e*	Genta, Inc	106
149,731	*	Genzyme Corp	8,147
18,457		Georgia Gulf Corp	823
29,239	e*	Geron Corp	175
285,088	e*	Gilead Sciences, Inc	10,657
664,535		Gillette Co	27,738
32,812		Great Lakes Chemical Corp	840
3,519	*	GTx, Inc	41
28,102	e*	Guilford Pharmaceuticals, Inc	141
18,959		H.B. Fuller Co	519
8,921	e*	Hollis-Eden Pharmaceuticals	96
103,653	*	Hospira, Inc	3,172
85,351	*	Human Genome Sciences, Inc	931
34,760	*	ICOS Corp	839
22,513	*	Idexx Laboratories, Inc	1,142
25,668	*	Ilex Oncology, Inc	646
75,083	e*	IMC Global, Inc	1,306
44,038	*	ImClone Systems, Inc	2,327
19,315	*	Immucor, Inc	478
27,300	*	Immunogen, Inc	138
27,822	*	Immunomedics, Inc	72
31,525	*	Impax Laboratories, Inc	484
33,313	e*	Indevus Pharmaceuticals, Inc	236
31,557	*	Inkine Pharmaceutical Co	160
24,514	*	Inspire Pharmaceuticals, Inc	386
3,281		Inter Parfums, Inc	45
18,604	*	InterMune, Inc	219
55,180		International Flavors & Fragrances, Inc	2,108
8,702	e*	Inverness Medical Innovations, Inc	181
33,908	*	Invitrogen Corp	1,865
33,602	*	Isis Pharmaceuticals, Inc	165
19,436	e*	Isolagen, Inc	184
123,307	*	IVAX Corp	2,361
160,061	*	King Pharmaceuticals, Inc	1,911
12,193	*	Kos Pharmaceuticals, Inc	434
2,568		Kronos Worldwide, Inc	102
23,144	*	KV Pharmaceutical Co (Class A)	414
4,119	*	Lannett Co, Inc	40
47,891	e*	Ligand Pharmaceuticals, Inc (Class B)	480
645,716		Lilly (Eli) & Co	38,775
17,500		MacDermid, Inc	507
9,202	e	Mannatech, Inc	129
4,900	*	MannKind Corp	98
4,648	*	Marshall Edwards, Inc	41
16,986	*	Martek Biosciences Corp	826
57,387	e*	Medarex, Inc	424
30,920	*	Medicines Co	746
36,347		Medicis Pharmaceutical Corp (Class A)	1,419
168,132	*	MedImmune, Inc	3,985
1,472,166		Merck & Co, Inc	48,581
46,516	*	MGI Pharma, Inc	1,242
42,121	*	Millennium Chemicals, Inc	893
200,871	*	Millennium Pharmaceuticals, Inc	2,754
13,100		Minerals Technologies, Inc	771
181,192	e	Mylan Laboratories, Inc	3,261
9,046	e*	Myogen, Inc	73
37,100	*	Nabi Biopharmaceuticals	496
6,716		Nature's Sunshine Products, Inc	102
35,347	*	NBTY, Inc	762

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

54,157	*	Nektar Therapeutics	$784
13,600	*	Neose Technologies, Inc	102
23,563	*	Neurocrine Biosciences, Inc	1,111
16,190	*	Neurogen Corp	105
9,259	*	NewMarket Corp	193
6,388	e*	NitroMed, Inc	152
4,943		NL Industries, Inc	91
12,331	e*	Northfield Laboratories, Inc	165
15,161	*	Noven Pharmaceuticals, Inc	316
24,135	*	NPS Pharmaceuticals, Inc	526
5,105	*	Nutraceutical International Corp	72
18,360	*	Nuvelo, Inc	181
8,064		Octel Corp	171
45,537		Olin Corp	911
18,650	*	OM Group, Inc	682
26,300	*	Omnova Solutions, Inc	159
22,772	*	Onyx Pharmaceuticals, Inc	979
25,337	*	OraSure Technologies, Inc	160
28,615	*	OSI Pharmaceuticals, Inc	1,759
16,715	*	Pain Therapeutics, Inc	120
34,854	e*	Palatin Technologies, Inc	101
23,128	*	Par Pharmaceutical Cos, Inc	831
10,763	*	Penwest Pharmaceuticals Co	122
81,504	e*	Peregrine Pharmaceuticals, Inc	131
6,064	*	PetMed Express, Inc	29
5,056,785		Pfizer, Inc	154,738
6,750	*	Pharmacopeia Drug Discovery, Inc	33
12,713	*	Pharmacyclics, Inc	131
9,670	e*	Pharmion Corp	500
17,025		PolyMedica Corp	524
60,677	*	PolyOne Corp	456
15,548	*	Pozen, Inc	136
113,270		PPG Industries, Inc	6,941
33,911	*	Praecis Pharmaceuticals, Inc	75
216,602		Praxair, Inc	9,258
1,703,688		Procter & Gamble Co	92,204
7,626	*	Progenics Pharmaceuticals	112
61,596	*	Protein Design Labs, Inc	1,206
5,255		Quaker Chemical Corp	127
20,485	e*	Quidel Corp	93
3,869	*	Renovis, Inc	31
94,597	*	Revlon, Inc (Class A)	238
105,264		Rohm & Haas Co	4,523
76,437		RPM International, Inc	1,349
23,338	*	Salix Pharmaceuticals Ltd	502
4,496	*	Santarus, Inc	41
974,384		Schering-Plough Corp	18,572
28,427	*	Sciclone Pharmaceuticals, Inc	101
14,283	*	Scotts Co (Class A)	916
56,484	e*	Sepracor, Inc	2,755
16,185	e*	Serologicals Corp	378
82,020		Sherwin-Williams Co	3,606
47,395		Sigma-Aldrich Corp	2,749
64,756	b*	Solutia, Inc	17
3,400		Stepan Co	81
36,010	e*	SuperGen, Inc	223
9,300	e*	SurModics, Inc	221
15,482	*	Tanox, Inc	261
3,686	*	Tercica, Inc	33
25,291	*	Terra Industries, Inc	219
18,207	*	Third Wave Technologies, Inc	125

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,249	*	United Therapeutics Corp	$428
6,813	e*	USANA Health Sciences, Inc	237
54,544		USEC, Inc	566
54,315		Valeant Pharmaceuticals International	1,310
33,715		Valspar Corp	1,574
40,654	*	VCA Antech, Inc	839
51,974	*	Vertex Pharmaceuticals, Inc	546
30,462	*	Vicuron Pharmaceuticals, Inc	447
35,880	e*	Vion Pharmaceuticals, Inc	151
4,434	*	Virbac Corp	13
71,450	*	Watson Pharmaceuticals, Inc	2,105
20,883		Wellman, Inc	177
19,220		West Pharmaceutical Services, Inc	401
4,400	*	Westlake Chemical Corp	98
41,870	b*	WR Grace & Co	396
883,185		Wyeth	33,031
29,389	e*	Zila, Inc	121
12,579	*	Zymogenetics, Inc	219

		TOTAL CHEMICALS AND ALLIED PRODUCTS	852,992

COAL MINING - 0.09%
35,414		Arch Coal, Inc	1,257
59,451		Consol Energy, Inc	2,074
50,193		Massey Energy Co	1,452
42,164		Peabody Energy Corp	2,509

		TOTAL COAL MINING	7,292

COMMUNICATIONS - 5.17%
7,660	*	AirGate PCS, Inc	150
19,950	*	Airspan Networks, Inc	108
48,625	e*	Alamosa Holdings, Inc	371
6,373	*	Alaska Communications Systems Group, Inc	36
204,559		Alltel Corp	11,232
141,952	e*	American Tower Corp (Class A)	2,179
11,494	*	Arch Wireless, Inc	330
523,610		AT&T Corp	7,498
1,492,211	*	AT&T Wireless Services, Inc	22,055
272,146	*	Avaya, Inc	3,794
3,494	*	Beasley Broadcast Group, Inc (Class A)	55
1,214,091		BellSouth Corp	32,926
11,878	*	Boston Communications Group	104
111,890	e*	Cablevision Systems Corp (Class A)	2,269
8,700	*	Centennial Communications Corp	51
95,054		CenturyTel, Inc	3,255
174,593	e*	Charter Communications, Inc (Class A)	464
157,873	*	Cincinnati Bell, Inc	551
35,051	*	Citadel Broadcasting Corp	449
349,987		Clear Channel Communications, Inc	10,909
937,929	*	Comcast Corp (Class A)	26,487
483,829	*	Comcast Corp (Special Class A)	13,509
14,181	*	Commonwealth Telephone Enterprises, Inc	618
151,418	*	Cox Communications, Inc (Class A)	5,016
24,768	*	Cox Radio, Inc (Class A)	370
125,716	*	Crown Castle International Corp	1,871
13,062	*	Crown Media Holdings, Inc (Class A)	109
12,239		CT Communications, Inc	169
31,931	*	Cumulus Media, Inc (Class A)	459
8,278		D&E Communications, Inc	95
133

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

427,117	*	DIRECTV Group, Inc	$7,513
71,368	e*	Dobson Communications Corp (Class A)	95
151,055	*	EchoStar Communications Corp (Class A)	4,701
31,765	*	Emmis Communications Corp (Class A)	574
25,148	*	Entercom Communications Corp	821
31,254	*	Entravision Communications Corp (Class A)	238
4,284	*	Fisher Communications, Inc	206
300	e*	Focal Communications Corp	(0)
77,030	*	Foundry Networks, Inc	731
122,541	*	Fox Entertainment Group, Inc (Class A)	3,399
29,435	*	General Communication, Inc (Class A)	266
20,336	e	Global Payments, Inc	1,089
9,171	e	Golden Telecom, Inc	262
29,084		Gray Television, Inc	346
19,613		Hearst-Argyle Television, Inc	480
223,633	*	IAC/InterActiveCorp	4,924
28,383	*	IDT Corp	414
9,000	*	IDT Corp (Class B)	135
46,099	*	Infonet Services Corp (Class B)	76
29,621	*	Insight Communications Co, Inc	261
153,285	*	Internap Network Services Corp	103
8,130	e*	ITC Deltacom, Inc	36
12,205	e*	j2 Global Communications, Inc	386
442,156	e*	Level 3 Communications, Inc	1,145
10,858		Liberty Corp	431
90,700	*	Liberty Media International, Inc	3,026
17,509	*	Lin TV Corp (Class A)	341
7,129	*	Lodgenet Entertainment Corp	94
2,836,426	e*	Lucent Technologies, Inc	8,991
23,927	*	Mastec, Inc	126
245,815	e,f*	McLeodUSA, Inc Escrow	(0)
42,748	*	Mediacom Communications Corp	279
3,541	e*	Metrocall Holdings, Inc	230
23,120	e*	Net2Phone, Inc	74
6,531	*	Nexstar Broadcasting Group, Inc	56
679,680	*	Nextel Communications, Inc (Class A)	16,204
79,463	*	Nextel Partners, Inc (Class A)	1,317
36,920	e*	NII Holdings, Inc (Class B)	1,521
9,887		North Pittsburgh Systems, Inc	205
13,951	*	Novatel Wireless, Inc	328
49,179	*	NTL, Inc	3,053
40	*	Nucentrix Broadband Networks, Inc	(0)
29,404	*	Paxson Communications Corp	40
29,007	*	Price Communications Corp	442
47,988	e*	Primus Telecommunications Group	71
41,043	*	PTEK Holdings, Inc	352
976,425	*	Qwest Communications International, Inc	3,251
26,006	*	Radio One, Inc (Class A)	372
26,696	*	Radio One, Inc (Class D)	380
37,792	b,e*	RCN Corp	2
22,221	*	Regent Communications, Inc	126
10,586	*	Saga Communications, Inc (Class A)	179
6,417	*	Salem Communications Corp (Class A)	162
2,193,052		SBC Communications, Inc	56,910
4,430		Shenandoah Telecom Co	113
29,018		Sinclair Broadcast Group, Inc (Class A)	212
23,949	*	Spanish Broadcasting System, Inc (Class A)	236
25,352	*	Spectrasite, Inc	1,179
943,553	e	Sprint Corp	18,994
9,587		SureWest Communications	275
17,301	e*	Talk America Holdings, Inc	90
33,384		Telephone & Data Systems, Inc	2,810

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

194,590	e*	Terremark Worldwide, Inc	$125
32,173	*	Time Warner Telecom, Inc (Class A)	154
36,289	e*	Tivo, Inc	240
24,735	*	Triton PCS Holdings, Inc (Class A)	63
10,070	*	U.S. Cellular Corp	435
45,609	*	Ubiquitel, Inc	182
225,137	*	UnitedGlobalcom, Inc (Class A)	1,682
151,318	e*	Univision Communications, Inc (Class A)	4,783
1,834,660		Verizon Communications, Inc	72,249
12,920	e	Viacom, Inc (Class A)	439
1,000,469		Viacom, Inc (Class B)	33,576
12,705	*	West Corp	370
51,015	*	Western Wireless Corp (Class A)	1,312
16,581	f*	Wiltel Communications Group, Inc Escrow Rts	0
30,706	*	Wireless Facilities, Inc	214
105,677	*	XM Satellite Radio Holdings, Inc	3,278
10,483	*	Young Broadcasting, Inc (Class A)	114

		TOTAL COMMUNICATIONS	417,378

DEPOSITORY INSTITUTIONS - 10.29%
8,438		1st Source Corp	216
6,588		ABC Bancorp	133
5,843	*	ACE Cash Express, Inc	152
6,684	*	AmericanWest Bancorp	126
233,138		AmSouth Bancorp	5,689
12,870		Anchor Bancorp Wisconsin, Inc	333
5,626		Arrow Financial Corp	169
71,949		Associated Banc-Corp	2,307
51,113		Astoria Financial Corp	1,814
2,308		Bancfirst Corp	148
4,457	*	Bancorp Bank	91
51,303		Bancorpsouth, Inc	1,179
5,589		BancTrust Financial Group, Inc	105
51,072		Bank Mutual Corp	613
2,701,654		Bank of America Corp	117,063
8,708		Bank of Granite Corp	169
37,311		Bank of Hawaii Corp	1,763
513,571		Bank of New York Co, Inc	14,981
6,903		Bank of The Ozarks, Inc	205
28,102		BankAtlantic Bancorp, Inc (Class A)	515
113,859		Banknorth Group, Inc	3,985
18,700	*	BankUnited Financial Corp (Class A)	545
6,670		Banner Corp	196
366,896		BB&T Corp	14,562
3,588		Berkshire Hills Bancorp, Inc	133
4,481	*	BFC Financial Corp	49
11,332	*	BOK Financial Corp	506
17,704		Boston Private Financial Holdings, Inc	442
4,402	e	Bryn Mawr Bank Corp	88
5,218		Camden National Corp	180
5,700		Capital City Bank Group, Inc	221
3,298		Capital Corp of the West	142
2,744	*	Capital Crossing Bank	70
13,880	e	Capitol Federal Financial	447
11,088		Cascade Bancorp	215
28,098		Cathay General Bancorp	1,045
2,819		CB Bancshares, Inc	268
6,026		Center Financial Corp	115
5,521	*	Central Coast Bancorp	113
10,000		Central Pacific Financial Corp	275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

2,065		Century Bancorp, Inc (Class A)	$66
2,526		Charter Financial Corp	86
15,811		Chemical Financial Corp	577
30,132		Chittenden Corp	821
3,426,458		Citigroup, Inc	151,175
13,600	*	Citigroup, Inc (Litigation Wts)	19
28,716		Citizens Banking Corp	935
5,625		Citizens First Bancorp, Inc	141
5,270		City Bank	184
11,021		City Holding Co	362
26,864		City National Corp	1,745
8,907		Clifton Savings Bancorp, Inc	104
8,311		Coastal Financial Corp	120
8,193		CoBiz, Inc	135
86,266		Colonial Bancgroup, Inc	1,764
3,557		Columbia Bancorp	104
9,018		Columbia Banking System, Inc	215
116,353		Comerica, Inc	6,906
45,381		Commerce Bancorp, Inc	2,505
41,056	e	Commerce Bancshares, Inc	1,974
23,545		Commercial Capital Bancorp, Inc	534
29,159		Commercial Federal Corp	787
16,226		Community Bank System, Inc	408
9,020		Community Trust Bancorp, Inc	280
82,387		Compass Bancshares, Inc	3,610
10,300		Corus Bankshares, Inc	444
33,913		Cullen/Frost Bankers, Inc	1,576
24,111		CVB Financial Corp	536
19,824		Dime Community Bancshares	333
13,867		Downey Financial Corp	762
32,574		East West Bancorp, Inc	1,094
14,580	*	Euronet Worldwide, Inc	273
4,024		Farmers Capital Bank Corp	138
8,548		Fidelity Bankshares, Inc	318
317,751		Fifth Third Bancorp	15,640
5,668		Financial Institutions, Inc	127
4,707		First Bancorp (North Carolina)	159
22,881		First Bancorp (Puerto Rico)	1,105
8,442		First Busey Corp (Class A)	161
19,538		First Charter Corp	472
4,116		First Citizens Bancshares, Inc (Class A)	486
45,373		First Commonwealth Financial Corp	618
8,430		First Community Bancorp	346
6,565		First Community Bancshares, Inc	216
12,831		First Federal Capital Corp	388
22,958		First Financial Bancorp	392
8,837		First Financial Bankshares, Inc	355
8,954		First Financial Corp (Indiana)	281
8,300		First Financial Holdings, Inc	259
83,910		First Horizon National Corp	3,638
12,330		First Merchants Corp	304
30,673		First Midwest Bancorp, Inc	1,060
31,072	e	First National Bankshares of Florida, Inc	763
4,259		First Oak Brook Bancshares, Inc	131
2,100		First of Long Island Corp	90
8,431		First Republic Bank	388
4,995		First State Bancorp	157
11,119	*	FirstFed Financial Corp	543
54,312		FirstMerit Corp	1,429
20,630		Flagstar Bancorp, Inc	439
10,958		Flushing Financial Corp	208

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

30,167		FNB Corp	$668
4,667		FNB Corp (Virginia)	123
6,893	*	Franklin Bank Corp	118
9,972		Frontier Financial Corp	352
77,943		Fulton Financial Corp	1,668
4,892		GB&T Bancshares, Inc	108
15,876		Glacier Bancorp, Inc	463
25,980		Gold Banc Corp, Inc	350
82,754		Golden West Financial Corp	9,182
7,290		Great Southern Bancorp, Inc	228
75,277		Greenpoint Financial Corp	3,482
17,696		Hancock Holding Co	563
10,716		Hanmi Financial Corp	324
13,596		Harbor Florida Bancshares, Inc	423
16,385		Harleysville National Corp	402
6,171		Heartland Financial U.S.A., Inc	114
105,506		Hibernia Corp (Class A)	2,786
6,837		Horizon Financial Corp	131
46,470		Hudson City Bancorp, Inc	1,661
19,828		Hudson River Bancorp, Inc	376
29,617		Hudson United Bancorp	1,091
151,873		Huntington Bancshares, Inc	3,783
4,845		IberiaBank Corp	280
9,567		Independent Bank Corp (Massachusetts)	296
13,216		Independent Bank Corp (Michigan)	357
39,700		IndyMac Bancorp, Inc	1,437
9,790		Integra Bank Corp	212
12,220	*	Intercept, Inc	229
7,384		Interchange Financial Services Corp	177
22,744		International Bancshares Corp	836
11,342		Irwin Financial Corp	293
3,467	*	Itla Capital Corp	160
2,361,037		JPMorgan Chase & Co	93,804
276,113		KeyCorp	8,725
3,687	*	K-Fed Bancorp	54
19,800		KNBT Bancorp, Inc	333
8,269	e	Lakeland Bancorp, Inc	136
3,244		Lakeland Financial Corp	110
49,688		M & T Bank Corp	4,755
5,702		Macatawa Bank Corp	160
17,824		MAF Bancorp, Inc	769
8,764		Main Street Banks, Inc	268
5,821		MainSource Financial Group, Inc	119
148,530		Marshall & Ilsley Corp	5,986
12,378		MB Financial, Inc	491
9,839		MBT Financial Corp	193
282,056		Mellon Financial Corp	7,810
4,649		Mercantile Bank Corp	162
52,513		Mercantile Bankshares Corp	2,519
15,609		Mid-State Bancshares	402
7,021		Midwest Banc Holdings, Inc	135
12,456		Nara Bancorp, Inc	251
1,893		NASB Financial, Inc	75
392,306		National City Corp	15,151
135,920		National Commerce Financial Corp	4,650
15,923		National Penn Bancshares, Inc	509
4,550		NBC Capital Corp	117
21,238		NBT Bancorp, Inc	498
31,499		NetBank, Inc	315
174,732		New York Community Bancorp, Inc	3,589
58,051		NewAlliance Bancshares, Inc	833

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

114,863		North Fork Bancorp, Inc	$5,106
129,337		Northern Trust Corp	5,277
12,217		Northwest Bancorp, Inc	277
2,261		Oak Hill Financial, Inc	79
6,026		OceanFirst Financial Corp	146
25,500	e*	Ocwen Financial Corp	233
44,750		Old National Bancorp	1,112
8,710		Old Second Bancorp, Inc	244
5,393		Omega Financial Corp	187
30,398		Pacific Capital Bancorp	899
8,246	e	Park National Corp	1,049
19,285		Partners Trust Financial Group, Inc	200
4,851		Peapack Gladstone Financial Corp	147
2,942		Pennfed Financial Services, Inc	89
4,853		Pennrock Financial Services Corp	135
6,808		Peoples Bancorp, Inc	179
25,065		People's Bank	896
5,514		Peoples Holding Co	179
8,380		PFF Bancorp, Inc	321
186,138		PNC Financial Services Group, Inc	10,070
25,681		Provident Bancorp, Inc	301
21,293		Provident Bankshares Corp	714
3,385		Provident Financial Holdings	98
48,574		Provident Financial Services, Inc	838
17,938		R & G Financial Corp (Class B)	693
308,115		Regions Financial Corp	10,186
5,276		Republic Bancorp, Inc (Class A) (Kentucky)	122
41,813		Republic Bancorp, Inc (Michigan)	644
10,188	e	Riggs National Corp	226
3,063		Royal Bancshares of Pennsylvania (Class A)	74
17,272		S & T Bancorp, Inc	617
7,808		S.Y. Bancorp, Inc	176
4,873		Santander Bancorp	122
5,009		SCBT Financial Corp	148
7,521		Seacoast Banking Corp of Florida	161
3,031		Security Bank Corp	106
3,620	*	Signature Bank	97
23,691	*	Silicon Valley Bancshares	881
9,660		Simmons First National Corp (Class A)	247
67,633		Sky Financial Group, Inc	1,691
3,379		Smithtown Bancorp, Inc	84
45,894		South Financial Group, Inc	1,294
9,649		Southern Community Financial Corp	107
7,224		Southside Bancshares, Inc	147
220,526		SouthTrust Corp	9,187
44,492		Southwest Bancorp of Texas, Inc	896
6,943		Southwest Bancorp, Inc	153
225,827		Sovereign Bancorp, Inc	4,928
5,362		State Bancorp, Inc	121
3,730		State Financial Services Corp (Class A)	102
221,595		State Street Corp	9,464
8,723		Sterling Bancorp	236
29,268		Sterling Bancshares, Inc	394
13,845		Sterling Financial Corp (Pennsylvania)	372
14,646	*	Sterling Financial Corp (Spokane)	516
5,160	*	Sun Bancorp, Inc (New Jersey)	113
167,077		SunTrust Banks, Inc	11,764
202,345		Synovus Financial Corp	5,291
2,365		Taylor Capital Group, Inc	57
96,336		TCF Financial Corp	2,918
13,823	*	Texas Capital Bancshares, Inc	251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

26,110		Texas Regional Bancshares, Inc (Class A)	$812
14,873		TierOne Corp	343
7,259		Trico Bancshares	152
48,926		Trustco Bank Corp NY	627
32,336		Trustmark Corp	1,005
1,255,627		U.S. Bancorp	36,288
8,429		U.S.B. Holding Co, Inc	213
29,273		UCBH Holdings, Inc	1,144
10,916		UMB Financial Corp	520
29,155		Umpqua Holdings Corp	658
5,130		Union Bankshares Corp	160
36,423		UnionBanCal Corp	2,157
24,707		United Bankshares, Inc	856
18,439		United Community Banks, Inc	448
18,456		United Community Financial Corp	210
4,920		Univest Corp of Pennsylvania	200
14,142		Unizan Financial Corp	390
65,373		Valley National Bancorp	1,670
4,130	*	Virginia Commerce Bancorp	112
4,624		Virginia Financial Group, Inc	150
46,499		W Holding Co, Inc	883
870,737		Wachovia Corp	40,881
50,026		Washington Federal, Inc	1,258
8,575		Washington Trust Bancorp, Inc	224
34,287		Webster Financial Corp	1,693
1,118,320		Wells Fargo & Co	66,685
11,900		Wesbanco, Inc	346
11,085	e	West Bancorporation	186
10,009		West Coast Bancorp	208
21,845		Westamerica Bancorp	1,199
4,176	*	Western Sierra Bancorp	139
26,600		Whitney Holding Corp	1,117
43,413		Wilmington Trust Corp	1,572
4,569	*	Wilshire Bancorp, Inc	138
13,122		Wintrust Financial Corp	752
4,467		WSFS Financial Corp	223
5,372		Yardville National Bancorp	156
59,937		Zions Bancorp	3,659

		TOTAL DEPOSITORY INSTITUTIONS	830,942

EATING AND DRINKING PLACES - 0.70%
55,048		Applebee's International, Inc	1,392
65,700		Aramark Corp (Class B)	1,586
7,193	*	BJ's Restaurants, Inc	114
22,977		Bob Evans Farms, Inc	624
64,542	*	Brinker International, Inc	2,010
3,685	*	Buffalo Wild Wings, Inc	103
12,396	*	California Pizza Kitchen, Inc	271
32,071		CBRL Group, Inc	1,157
24,214	*	CEC Entertainment, Inc	890
33,545	e*	CKE Restaurants, Inc	371
13,338	e*	Cosi, Inc	71
112,192		Darden Restaurants, Inc	2,616
7,268	*	Dave & Buster's, Inc	138
8,400	*	Domino's Pizza, Inc	123
13,878		IHOP Corp	530
23,657	*	Jack In The Box, Inc	751
39,881	e*	Krispy Kreme Doughnuts, Inc	505
14,184		Landry's Restaurants, Inc	387

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

9,944		Lone Star Steakhouse & Saloon, Inc	$257
832,960		McDonald's Corp	23,348
14,289	*	O'Charley's, Inc	233
41,799		Outback Steakhouse, Inc	1,736
16,803	*	P.F. Chang's China Bistro, Inc	815
7,537	*	Papa John's International, Inc	231
22,031	*	Rare Hospitality International, Inc	587
7,759	e*	Red Robin Gourmet Burgers, Inc	339
43,153		Ruby Tuesday, Inc	1,203
28,133	*	Ryan's Restaurant Group, Inc	417
38,631	*	Sonic Corp	990
33,588	*	The Cheesecake Factory, Inc	1,458
15,752	*	The Steak N Shake Co	269
7,551		Triarc Cos (Class A)	86
17,302		Triarc Cos (Class B)	198
75,607		Wendy's International, Inc	2,540
194,254		Yum! Brands, Inc	7,898

		TOTAL EATING AND DRINKING PLACES	56,244

EDUCATIONAL SERVICES - 0.19%
101,403	*	Apollo Group, Inc (Class A)	7,440
66,853	*	Career Education Corp	1,901
58,469	e*	Corinthian Colleges, Inc	788
38,548	*	DeVry, Inc	798
47,427	*	Education Management Corp	1,263
29,637	*	ITT Educational Services, Inc	1,068
23,277	*	Laureate Education, Inc	866
5,840	*	Learning Tree International, Inc	82
10,220	*	Princeton Review, Inc	77
9,625		Strayer Education, Inc	1,107
9,162	e*	Universal Technical Institute, Inc	277

		TOTAL EDUCATIONAL SERVICES	15,667

ELECTRIC, GAS, AND SANITARY SERVICES - 3.62%
421,375	*	AES Corp	4,210
42,600		AGL Resources, Inc	1,311
83,751	e*	Allegheny Energy, Inc	1,337
19,359	e	Allete, Inc	629
73,553		Alliant Energy Corp	1,830
183,981	*	Allied Waste Industries, Inc	1,628
128,784		Ameren Corp	5,943
263,359		American Electric Power Co, Inc	8,417
9,750		American States Water Co	243
61,223		Aqua America, Inc	1,354
152,020	*	Aquila, Inc	474
40,377		Atmos Energy Corp	1,017
32,312		Avista Corp	585
21,128		Black Hills Corp	587
11,407		California Water Service Group	335
293,222	e*	Calpine Corp	850
7,300		Cascade Natural Gas Corp	155
12,733	*	Casella Waste Systems, Inc (Class A)	151
180,124		Centerpoint Energy, Inc	1,866
7,731		Central Vermont Public Service Corp	155
10,300		CH Energy Group, Inc	472
119,200		Cinergy Corp	4,720
189,036		Citizens Communications Co	2,531

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

31,039		Cleco Corp	$535
106,025	e*	CMS Energy Corp	1,009
5,094		Connecticut Water Service, Inc	135
160,648	e	Consolidated Edison, Inc	6,754
111,162		Constellation Energy Group, Inc	4,429
1,536		Crosstex Energy, Inc	63
216,586		Dominion Resources, Inc	14,132
84,208		DPL, Inc	1,733
114,773		DTE Energy Co	4,842
605,407		Duke Energy Corp	13,858
49,600		Duquesne Light Holdings, Inc	891
6,601	*	Duratek, Inc	117
183,465	e*	Dynegy, Inc (Class A)	915
215,638		Edison International	5,717
427,209	e	El Paso Corp	3,926
32,824	*	El Paso Electric Co	527
16,843	e	Empire District Electric Co	346
23,439		Energen Corp	1,208
97,120		Energy East Corp	2,445
4,326		EnergySouth, Inc	118
152,650		Entergy Corp	9,252
41,773		Equitable Resources, Inc	2,269
438,103		Exelon Corp	16,074
218,888		FirstEnergy Corp	8,992
122,601		FPL Group, Inc	8,376
48,900		Great Plains Energy, Inc	1,425
52,466		Hawaiian Electric Industries, Inc	1,392
25,200		Idacorp, Inc	732
105,583	e	KeySpan Corp	4,139
62,990		Kinder Morgan, Inc	3,957
13,500		Laclede Group, Inc	395
76,258		MDU Resources Group, Inc	2,008
11,800		MGE Energy, Inc	375
6,822		Middlesex Water Co	122
47,117		National Fuel Gas Co	1,335
17,977		New Jersey Resources Corp	744
29,141	e	Nicor, Inc	1,069
172,607		NiSource, Inc	3,626
17,762	*	NiSource, Inc (Sails)	45
83,953		Northeast Utilities	1,628
18,300		Northwest Natural Gas Co	581
51,769	*	NRG Energy, Inc	1,395
35,308		NSTAR	1,734
10,461	*	NUI Corp	140
57,538		OGE Energy Corp	1,452
66,807		Oneok, Inc	1,738
17,076		Otter Tail Corp	435
24,627		Peoples Energy Corp	1,026
113,256		Pepco Holdings, Inc	2,254
265,647	*	PG&E Corp	8,076
25,023		Piedmont Natural Gas Co, Inc	1,100
60,116		Pinnacle West Capital Corp	2,495
39,454		PNM Resources, Inc	888
124,713		PPL Corp	5,884
163,470		Progress Energy, Inc	6,921
34,100	*	Progress Energy, Inc (Cvo)	0
156,457		Public Service Enterprise Group, Inc	6,665
66,242		Puget Energy, Inc	1,504
54,935		Questar Corp	2,517
196,028	e*	Reliant Resources, Inc	1,829
101,049		Republic Services, Inc	3,007
9,467		Resource America, Inc (Class A)	223

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

74,034		SCANA Corp	$2,764
135,406		Sempra Energy	4,900
77,495	e*	Sierra Pacific Resources	694
4,200		SJW Corp	139
9,000		South Jersey Industries, Inc	430
488,988		Southern Co	14,660
40,273	*	Southern Union Co	826
22,697		Southwest Gas Corp	544
11,158		Southwest Water Co	137
28,157	*	Stericycle, Inc	1,292
124,813	e	TECO Energy, Inc	1,689
10,296		Texas Genco Holdings, Inc	480
196,653		TXU Corp	9,424
33,305		UGI Corp	1,241
8,146		UIL Holdings Corp	401
22,134		Unisource Energy Corp	539
49,411		Vectren Corp	1,244
31,256	*	Waste Connections, Inc	990
384,100		Waste Management, Inc	10,501
56,199		Westar Energy, Inc	1,135
34,421		Western Gas Resources, Inc	984
32,225		WGL Holdings, Inc	911
344,650		Williams Cos, Inc	4,170
77,626		Wisconsin Energy Corp	2,476
24,700		WPS Resources Corp	1,111
265,748		Xcel Energy, Inc	4,603

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	292,604

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.58%
16,688	*	Actel Corp	254
41,387		Adtran, Inc	939
13,732	*	Advanced Energy Industries, Inc	128
57,038	*	Advanced Fibre Communications, Inc	907
233,579	*	Advanced Micro Devices, Inc	3,037
42,569	*	Aeroflex, Inc	450
327,602	*	Agere Systems, Inc (Class A)	344
785,493	*	Agere Systems, Inc (Class B)	801
14,300	*	Alliance Semiconductor Corp	49
250,775	e*	Altera Corp	4,908
114,249		American Power Conversion Corp	1,987
15,806	e*	American Superconductor Corp	196
44,000		Ametek, Inc	1,334
20,228	*	AMIS Holdings, Inc	273
63,471	e*	Amkor Technology, Inc	232
44,454	*	Amphenol Corp (Class A)	1,523
248,661		Analog Devices, Inc	9,643
14,600	*	Anaren Microwave, Inc	197
12,623	*	Applica, Inc	51
200,958	*	Applied Micro Circuits Corp	629
6,254		Applied Signal Technology, Inc	200
56,380	*	Arris Group, Inc	294
22,286	*	Artesyn Technologies, Inc	222
14,915	e*	Artisan Components, Inc	434
6,018	*	Atheros Communications, Inc	61
272,705	*	Atmel Corp	987
20,230	*	ATMI, Inc	414
51,631	e*	Avanex Corp	105
34,410		AVX Corp	408
21,662		Baldor Electric Co	513

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

7,316		Bel Fuse, Inc (Class B)	$242
26,842	*	Benchmark Electronics, Inc	800
805	*	Bookham, Inc	5
164,452	*	Broadcom Corp (Class A)	4,488
16,467		C&D Technologies, Inc	313
19,668	*	California Micro Devices Corp	152
53,951	*	Capstone Turbine Corp	83
19,466	*	Carrier Access Corp	135
3,475	*	Catapult Communications Corp	65
27,880	*	C-COR, Inc	236
10,340	e*	Ceradyne, Inc	454
25,221	*	Checkpoint Systems, Inc	393
4,600	*	Cherokee International Corp	39
368,030	*	CIENA Corp	729
9,213	*	Comtech Telecommunications	250
128,764	*	Comverse Technology, Inc	2,425
300,366	*	Conexant Systems, Inc	484
252,312	e*	Corvis Corp	202
48,659	e*	Cree, Inc	1,486
23,637		CTS Corp	298
10,134		Cubic Corp	232
79,991	*	Cypress Semiconductor Corp	707
16,909	e*	DDi Corp	86
10,894	*	Digital Theater Systems, Inc	199
4,633	*	Diodes, Inc	119
20,547	*	Ditech Communications Corp	460
6,511	e*	Drexler Technology Corp	60
19,133	*	DSP Group, Inc	403
9,494	*	Dupont Photomasks, Inc	162
124,145	e*	Eagle Broadband, Inc	89
18,252	e*	Electro Scientific Industries, Inc	317
279,495		Emerson Electric Co	17,298
7,184	*	EMS Technologies, Inc	124
53,914	*	Energizer Holdings, Inc	2,485
13,056	*	Energy Conversion Devices, Inc	173
3,600	*	EnerSys	46
34,556	*	Entegris, Inc	288
21,719	*	ESS Technology, Inc	149
26,200	*	Exar Corp	371
77,284	*	Fairchild Semiconductor International, Inc	1,095
107,194	e*	Finisar Corp	139
10,133		Franklin Electric Co, Inc	401
86,100	*	Freescale Semiconductor, Inc	1,231
26,927	e*	FuelCell Energy, Inc	276
160,091	*	Gemstar-TV Guide International, Inc	905
6,994,479		General Electric Co	234,875
24,302	*	Genesis Microchip, Inc	328
8,077	*	Genlyte Group, Inc	520
63,041	*	GrafTech International Ltd	879
38,820		Harman International Industries, Inc	4,183
46,555	*	Harmonic, Inc	310
44,381		Harris Corp	2,438
17,100		Helix Technology Corp	232
13,600	*	Hexcel Corp	188
39,803		Hubbell, Inc (Class B)	1,784
16,902	*	Hutchinson Technology, Inc	452
15,102	*	Inet Technologies, Inc	190
47,054	*	Integrated Circuit Systems, Inc	1,012
68,585	*	Integrated Device Technology, Inc	654
29,333	*	Integrated Silicon Solution, Inc	213
4,285,427		Intel Corp	85,966

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

37,166	*	Interdigital Communications Corp	$607
43,548	*	International Rectifier Corp	1,494
98,662		Intersil Corp (Class A)	1,572
13,338		Inter-Tel, Inc	288
23,293	*	InterVoice, Inc	251
12,178	*	IXYS Corp	87
107,391	*	Jabil Circuit, Inc	2,470
910,368	*	JDS Uniphase Corp	3,068
57,438	*	Kemet Corp	465
45,800	*	Kopin Corp	186
62,854		L-3 Communications Holdings, Inc	4,211
73,339	*	Lattice Semiconductor Corp	360
7,181	*	Lifeline Systems, Inc	175
205,117		Linear Technology Corp	7,433
14,304	*	Littelfuse, Inc	494
12,960		LSI Industries, Inc	135
247,721	*	LSI Logic Corp	1,068
15,353	*	Magnetek, Inc	115
31,859	*	Mattson Technology, Inc	245
215,710		Maxim Integrated Products, Inc	9,122
52,012	e	Maytag Corp	955
76,154	*	McData Corp (Class A)	383
8,691	e*	Medis Technologies Ltd	98
48,883	*	MEMC Electronic Materials, Inc	415
13,858	*	Mercury Computer Systems, Inc	373
11,672	*	Merix Corp	121
23,004		Methode Electronics, Inc	294
6,806	*	Metrologic Instruments, Inc	108
44,348	*	Micrel, Inc	462
137,429		Microchip Technology, Inc	3,689
382,321	e*	Micron Technology, Inc	4,599
38,538	*	Microsemi Corp	543
34,888	*	Microtune, Inc	184
12,078	e*	Microvision, Inc	72
26,556	*	MIPS Technologies, Inc	151
16,021	*	Mobility Electronics, Inc	132
90,746		Molex, Inc	2,706
15,035	*	Monolithic System Technology, Inc	65
16,933	*	Moog, Inc (Class A)	615
1,552,912		Motorola, Inc	28,015
68,179	*	MRV Communications, Inc	170
26,742	*	Mykrolis Corp	269
3,138		National Presto Industries, Inc	131
242,420		National Semiconductor Corp	3,755
30,149	*	NMS Communications Corp	147
99,647	*	Novellus Systems, Inc	2,650
109,473	*	Nvidia Corp	1,590
39,361	e*	Omnivision Technologies, Inc	557
77,999	*	ON Semiconductor Corp	244
41,561	*	Openwave Systems, Inc	367
69,318	*	Oplink Communications, Inc	124
11,903	*	Optical Communication Products, Inc	25
8,504	e*	OSI Systems, Inc	137
25,527	*	Paradyne Networks, Inc	117
11,250		Park Electrochemical Corp	239
14,362	*	Pericom Semiconductor Corp	139
21,082	*	Photronics, Inc	350
30,850	*	Pixelworks, Inc	309
31,266		Plantronics, Inc	1,352
27,907	*	Plexus Corp	308
31,399	e*	Plug Power, Inc	201

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,816	*	PLX Technology, Inc	$92
114,497	e*	PMC-Sierra, Inc	1,009
65,589	*	Polycom, Inc	1,300
3,961	*	Powell Industries, Inc	67
18,050	*	Power Integrations, Inc	369
42,183	*	Power-One, Inc	273
68,049	e*	Powerwave Technologies, Inc	419
62,473	*	QLogic Corp	1,850
1,073,748		Qualcomm, Inc	41,919
58,200	*	Rambus, Inc	913
5,016		Raven Industries, Inc	223
22,850	*	Rayovac Corp	602
15,408		Regal-Beloit Corp	373
41,093	*	Remec, Inc	194
120,454	*	RF Micro Devices, Inc	764
118,762		Rockwell Collins, Inc	4,411
10,742	*	Rogers Corp	456
341,986	*	Sanmina-SCI Corp	2,411
30,303	*	SBA Communications Corp	212
9,662	*	SBS Technologies, Inc	118
101,076		Scientific-Atlanta, Inc	2,620
15,855	e*	Seachange International, Inc	254
48,185	*	Semtech Corp	924
15,943	*	Sigmatel, Inc	338
49,184	*	Silicon Image, Inc	622
23,882	*	Silicon Laboratories, Inc	790
59,467	e*	Silicon Storage Technology, Inc	379
3,900	*	Siliconix, Inc	140
16,315	*	Sipex Corp	86
814,298	e*	Sirius Satellite Radio, Inc	2,606
99,120	*	Skyworks Solutions, Inc	942
10,966		Smith (A.O.) Corp	267
15,217	e*	Spatialight, Inc	90
12,343		Spectralink Corp	117
6,624	*	Staktek Holdings, Inc	26
11,928	*	Standard Microsystems Corp	209
10,079	*	Stoneridge, Inc	142
54,234	*	Stratex Networks, Inc	121
1,580	*	Suntron Corp	8
6,187	*	Supertex, Inc	120
113,168	*	Sycamore Networks, Inc	428
29,088	*	Symmetricom, Inc	275
14,267	*	Synaptics, Inc	288
26,572	*	Technitrol, Inc	518
33,493	*	Tekelec	559
274,219	e*	Tellabs, Inc	2,520
41,800	*	Terayon Communication Systems, Inc	89
15,618	*	Tessera Technologies, Inc	345
1,146,552		Texas Instruments, Inc	24,399
38,340		Thomas & Betts Corp	1,028
96,550	e*	Transmeta Corp	122
12,147	*	Trident Microsystems, Inc	122
22,180	e*	Tripath Technology, Inc	38
88,231	*	Triquint Semiconductor, Inc	344
26,419	*	TTM Technologies, Inc	235
6,706	*	Ulticom, Inc	99
9,100	*	Ultralife Batteries, Inc	93
13,484	*	Universal Display Corp	114
8,900	*	Universal Electronics, Inc	149
58,429	e*	Utstarcom, Inc	941
35,497	e*	Valence Technology, Inc	122

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

23,535	*	Varian Semiconductor Equipment Associates, Inc	$727
87,395	e*	Verso Technologies, Inc	83
1	*	Vialta, Inc	0
13,862	*	Viasat, Inc	279
12,845		Vicor Corp	130
103,765	*	Vishay Intertechnology, Inc	1,339
140,709	e*	Vitesse Semiconductor Corp	384
31,906	*	Westell Technologies, Inc	165
45,621		Whirlpool Corp	2,741
13,854	*	Wilson Greatbatch Technologies, Inc	248
7,810		Woodhead Industries, Inc	108
228,000		Xilinx, Inc	6,156
29,327	e*	Zhone Technologies, Inc	90

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	611,899

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
15,500	*	Accelrys, Inc	101
11,469	*	Advisory Board Co	385
39,174	e*	Affymetrix, Inc	1,203
29,159	*	Answerthink, Inc	156
16,445	e*	Antigenics, Inc	99
47,340	*	Applera Corp (Celera Genomics Group)	553
40,510	*	Ariad Pharmaceuticals, Inc	271
41,818	e*	Axonyx, Inc	236
102,090	*	BearingPoint, Inc	913
53,723	*	Celgene Corp	3,128
46,548	*	Century Business Services, Inc	209
6,588	*	Charles River Associates, Inc	252
14,900	*	Ciphergen Biosystems, Inc	58
8,623	*	Cornell Cos, Inc	107
25,499		Corporate Executive Board Co	1,562
22,701	*	Corrections Corp of America	803
40,828	*	Covance, Inc	1,632
27,533	e*	CuraGen Corp	151
20,895	*	CV Therapeutics, Inc	261
37,029	e*	Decode Genetics, Inc	279
15,089	*	DiamondCluster International, Inc	184
34,796	*	Digitas, Inc	269
16,593	*	Diversa Corp	139
16,971	*	Dyax Corp	130
28,821	*	eResearch Technology, Inc	384
40,826	*	Exelixis, Inc	329
3,900	*	Exponent, Inc	107
32,645	*	Exult, Inc	172
54,158		Fluor Corp	2,411
9,100	*	Forrester Research, Inc	139
27,589	*	FTI Consulting, Inc	521
35,157	*	Gartner, Inc (Class A)	411
10,499	*	Gartner, Inc (Class B)	121
5,751	*	Genencor International, Inc	92
32,292	*	Gen-Probe, Inc	1,287
291,448		Halliburton Co	9,819
21,369	*	Hewitt Associates, Inc	565
46,852	e*	Incyte Corp	451
5,585	*	Infrasource Services, Inc	59
36,764	*	Jacobs Engineering Group, Inc	1,408
18,029	*	Keryx Biopharmaceuticals, Inc	202
13,688	*	Kosan Biosciences, Inc	79

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

5,267		Landauer, Inc	$247
8,460	*	LECG Corp	143
41,063	*	Lexicon Genetics, Inc	271
18,419	*	Lifecell Corp	184
17,384	e*	Luminex Corp	124
18,354	e*	Maxim Pharmaceuticals, Inc	49
12,095	*	MAXIMUS, Inc	348
16,427	*	Maxygen, Inc	162
175,216		Monsanto Co	6,381
82,626		Moody's Corp	6,052
4,600	*	MTC Technologies, Inc	127
18,008	e*	Myriad Genetics, Inc	308
29,757	*	Navigant Consulting, Inc	653
11,157	e*	Neopharm, Inc	96
39,347	e*	Oscient Pharmaceuticals Corp	140
16,855	*	Parexel International Corp	330
218,984		Paychex, Inc	6,602
17,567	*	Per-Se Technologies, Inc	241
32,056	*	Pharmaceutical Product Development, Inc	1,154
57,010	e*	Pharmos Corp	164
25,516	*	PRG-Schultz International, Inc	146
53,792		Quest Diagnostics, Inc	4,746
14,653	*	Regeneration Technologies, Inc	118
24,599	e*	Regeneron Pharmaceuticals, Inc	214
14,990	e*	Resources Connection, Inc	566
6,481	e*	Rigel Pharmaceuticals, Inc	164
25,064	*	Seattle Genetics, Inc	165
197,713		Servicemaster Co	2,543
8,084	*	SFBC International, Inc	213
10,441	*	Sourcecorp	231
18,240	*	Symyx Technologies, Inc	430
5,000	*	Tejon Ranch Co	188
28,323	*	Telik, Inc	632
36,233	*	Tetra Tech, Inc	459
19,242	*	Transkaryotic Therapies, Inc	341
7,844	*	TRC Cos, Inc	147
10,112	e*	Trimeris, Inc	152
20,333	*	URS Corp	542
11,972	*	Ventiv Health, Inc	203
16,335	*	Washington Group International, Inc	566
21,746		Watson Wyatt & Co Holdings	572

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	68,752

FABRICATED METAL PRODUCTS - 0.73%
25,798	*	Alliant Techsystems, Inc	1,561
76,653		Ball Corp	2,869
9,943		CIRCOR International, Inc	194
18,820		Commercial Metals Co	748
34,150		Crane Co	988
109,365	*	Crown Holdings, Inc	1,128
156,694		Danaher Corp	8,035
4,631	*	Drew Industries, Inc	166
96,576		Fortune Brands, Inc	7,155
15,890	*	Griffon Corp	335
5,289		Gulf Island Fabrication, Inc	118
26,893		Harsco Corp	1,207
175,364		Illinois Tool Works, Inc	16,339
18,180	*	Intermagnetics General Corp	421
48,919	*	Jacuzzi Brands, Inc	455
4,624	e	Lifetime Hoan Corp	69

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

290,784		Masco Corp	$10,041
9,305	*	Mobile Mini, Inc	231
12,623	*	NCI Building Systems, Inc	403
40,624	*	Shaw Group, Inc	487
7,037		Silgan Holdings, Inc	326
11,898		Simpson Manufacturing Co, Inc	752
38,502		Snap-On, Inc	1,061
46,164		Stanley Works	1,963
14,300		Sturm Ruger & Co, Inc	129
16,909	e*	Taser International, Inc	635
37,619	e*	Tower Automotive, Inc	79
9,583		Valmont Industries, Inc	200
6,434	*	Water Pik Technologies, Inc	96
15,541		Watts Water Technologies, Inc (Class A)	417

		TOTAL FABRICATED METAL PRODUCTS	58,608

FISHING, HUNTING, AND TRAPPING - 0.00%
3,415	*	Omega Protein Corp	26

		TOTAL FISHING, HUNTING, AND TRAPPING	26

FOOD AND KINDRED PRODUCTS - 3.01%
10,400	e	American Italian Pasta Co (Class A)	272
531,963		Anheuser-Busch Cos, Inc	26,572
383,706		Archer Daniels Midland Co	6,515
5,099	*	Boston Beer Co, Inc (Class A)	128
10,813	e	Cal-Maine Foods, Inc	119
149,873		Campbell Soup Co	3,940
2,568		Coca-Cola Bottling Co Consolidated	139
1,397,133		Coca-Cola Co	55,955
154,170		Coca-Cola Enterprises, Inc	2,914
350,480		Conagra Foods, Inc	9,011
59,460	*	Constellation Brands, Inc (Class A)	2,263
17,103		Coors (Adolph) Co (Class B)	1,162
24,135		Corn Products International, Inc	1,113
41,373	*	Darling International, Inc	178
102,878	*	Dean Foods Co	3,088
121,988	*	Del Monte Foods Co	1,280
5,320		Farmer Brothers Co	142
23,187		Flowers Foods, Inc	599
192,479		General Mills, Inc	8,642
233,395		H.J. Heinz Co	8,407
3,894	*	Hansen Natural Corp	94
71,291	*	Hercules, Inc	1,016
116,478		Hershey Foods Corp	5,441
49,373		Hormel Foods Corp	1,322
4,179	*	J & J Snack Foods Corp	179
37,674		J.M. Smucker Co	1,673
163,357		Kellogg Co	6,969
175,802		Kraft Foods, Inc (Class A)	5,576
18,010		Lancaster Colony Corp	759
16,633		Lance, Inc	269
6,664	*	M&F Worldwide Corp	87
92,460		McCormick & Co, Inc (Non-Vote)	3,175
5,126	e	MGP Ingredients, Inc	51
4,670		National Beverage Corp	38
7,615	*	Peets Coffee & Tea, Inc	178
104,202		Pepsi Bottling Group, Inc	2,829

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

45,893		PepsiAmericas Inc	$877
1,130,745		PepsiCo, Inc	55,011
13,800		Pilgrim's Pride Corp	374
19,212		Ralcorp Holdings, Inc	694
6,337	*	Robert Mondavi Corp (Class A)	248
6,677		Sanderson Farms, Inc	223
521,778		Sara Lee Corp	11,928
29,851		Sensient Technologies Corp	646
54,899	*	Smithfield Foods, Inc	1,372
17,132		Tootsie Roll Industries, Inc	501
19,746		Topps Co, Inc	193
143,874		Tyson Foods, Inc (Class A)	2,305
105,757		Wrigley (Wm.) Jr Co	6,695

		TOTAL FOOD AND KINDRED PRODUCTS	243,162

FOOD STORES - 0.46%
15,592	*	7-Eleven, Inc	312
242,514	e	Albertson's, Inc	5,803
837		Arden Group, Inc (Class A)	71
10,716	*	Great Atlantic & Pacific Tea Co, Inc	65
6,684		Ingles Markets, Inc (Class A)	81
491,065	*	Kroger Co	7,621
18,398	e*	Panera Bread Co (Class A)	691
7,519	*	Pantry, Inc	189
19,634	*	Pathmark Stores, Inc	95
21,800		Ruddick Corp	428
294,271	*	Safeway, Inc	5,682
262,339	*	Starbucks Corp	11,926
7,145		Weis Markets, Inc	242
40,680		Whole Foods Market, Inc	3,490
19,665	*	Wild Oats Markets, Inc	170
55,110	e*	Winn-Dixie Stores, Inc	170

		TOTAL FOOD STORES	37,036

FORESTRY - 0.13%
158,574		Weyerhaeuser Co	10,542

		TOTAL FORESTRY	10,542

FURNITURE AND FIXTURES - 0.32%
6,589		Bassett Furniture Industries, Inc	124
21,530		Ethan Allen Interiors, Inc	748
33,765		Furniture Brands International, Inc	847
48,168		Herman Miller, Inc	1,187
36,054		Hillenbrand Industries, Inc	1,822
38,899		HNI Corp	1,540
4,438		Hooker Furniture Corp	123
28,400	*	Interface, Inc (Class A)	228
125,728		Johnson Controls, Inc	7,143
18,600		Kimball International, Inc (Class B)	258
35,728		La-Z-Boy, Inc	542
45,451		Lear Corp	2,475
128,198		Leggett & Platt, Inc	3,602
182,087	f	Newell Rubbermaid, Inc	3,649
23,594	e*	Select Comfort Corp	429
3,625		Stanley Furniture Co, Inc	160

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

31,280		Steelcase, Inc (Class A)	$438
10,800	*	Tempur-Pedic International, Inc	162

		TOTAL FURNITURE AND FIXTURES	25,477

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
198,621	*	Bed Bath & Beyond, Inc	7,371
175,135		Best Buy Co, Inc	9,499
131,168		Circuit City Stores, Inc (Circuit City Group)	2,012
14,018	*	Cost Plus, Inc	496
8,547	*	Electronics Boutique Holdings Corp	291
13,518	*	Gamestop Corp (Class A)	250
15,783	*	Guitar Center, Inc	683
12,029		Haverty Furniture Cos, Inc	211
6,676	*	Kirkland's, Inc	63
29,287	*	Linens 'n Things, Inc	679
34,212	*	Mohawk Industries, Inc	2,716
59,455		Pier 1 Imports, Inc	1,075
109,262		RadioShack Corp	3,129
17,052	*	Restoration Hardware, Inc	88
23,041	*	The Bombay Co, Inc	169
15,057	*	Trans World Entertainment Corp	147
61,450	*	Williams-Sonoma, Inc	2,307

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	31,186

GENERAL BUILDING CONTRACTORS - 0.40%
8,876	e	Beazer Homes U.S.A., Inc	949
10,425		Brookfield Homes Corp	275
81,978		Centex Corp	4,137
153,908		D.R. Horton, Inc	5,096
2,549	*	Dominion Homes, Inc	61
21,543	*	Hovnanian Enterprises, Inc (Class A)	864
24,754		KB Home	2,091
81,674		Lennar Corp (Class A)	3,888
5,826		Lennar Corp (Class B)	255
9,930		Levitt Corp (Class A)	233
7,857		M/I Homes, Inc	333
15,117		MDC Holdings, Inc	1,105
6,860	*	Meritage Homes Corp	539
3,699	*	NVR, Inc	2,038
11,355	e*	Palm Harbor Homes, Inc	191
10,972	*	Perini Corp	156
69,552		Pulte Homes, Inc	4,268
16,596		Ryland Group, Inc	1,538
22,523		Standard-Pacific Corp	1,270
5,961	e	Technical Olympic U.S.A., Inc	168
31,776	*	Toll Brothers, Inc	1,472
18,318		Walter Industries, Inc	293
21,939	*	WCI Communities, Inc	511
2,732	e*	William Lyon Homes, Inc	243

		TOTAL GENERAL BUILDING CONTRACTORS	31,974

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

GENERAL MERCHANDISE STORES - 2.25%
31,592	e*	99 Cents Only Stores	$450
76,903	*	Big Lots, Inc	941
46,118	*	BJ's Wholesale Club, Inc	1,261
3,353		Bon-Ton Stores, Inc	41
12,993	*	Brookstone, Inc	245
2,100	*	Cabela's, Inc	50
32,653		Casey's General Stores, Inc	607
4,489	*	Conn's, Inc	63
302,904		Costco Wholesale Corp	12,589
41,041		Dillard's, Inc (Class A)	810
194,416		Dollar General Corp	3,917
75,616	*	Dollar Tree Stores, Inc	2,038
99,725		Family Dollar Stores, Inc	2,703
121,197		Federated Department Stores, Inc	5,506
25,464		Fred's, Inc	457
3,708	e*	Gander Mountain Co	74
163,082		J.C. Penney Co, Inc	5,754
31,124	e*	Kmart Holding Corp	2,722
198,146	*	Kohl's Corp	9,549
191,631		May Department Stores Co	4,912
22,503		Neiman Marcus Group, Inc (Class A)	1,294
7,201		Neiman Marcus Group, Inc (Class B)	383
8,575	*	Retail Ventures, Inc	65
83,410		Saks, Inc	1,005
143,930		Sears Roebuck & Co	5,736
19,023	*	ShopKo Stores, Inc	331
16,042	*	Stein Mart, Inc	244
603,613		Target Corp	27,313
16,682	*	Tuesday Morning Corp	516
1,697,850		Wal-Mart Stores, Inc	90,326

		TOTAL GENERAL MERCHANDISE STORES	181,902

HEALTH SERVICES - 0.80%
31,621	*	Accredo Health, Inc	745
9,161	*	Amedisys, Inc	274
4,595	*	America Service Group, Inc	189
18,747	e*	American Healthways, Inc	546
19,602	*	Amsurg Corp	415
34,626	*	Apria Healthcare Group, Inc	944
69,525	*	Beverly Enterprises, Inc	526
306,799	e*	Caremark Rx, Inc	9,839
33,161	*	Community Health Systems, Inc	885
4,011	*	Corvel Corp	119
58,487	*	Coventry Health Care, Inc	3,121
18,082	*	Cross Country Healthcare, Inc	280
65,475	*	DaVita, Inc	2,040
3,084	e*	Dynacq Healthcare, Inc	20
14,355	*	Enzo Biochem, Inc	215
43,628	*	Express Scripts, Inc	2,851
59,375	*	First Health Group Corp	955
12,858	*	Genesis HealthCare Corp	391
16,401	*	Gentiva Health Services, Inc	268
308,090		HCA, Inc	11,754
160,036		Health Management Associates, Inc (Class A)	3,270
37,552		Hooper Holmes, Inc	168
19,658	*	Inveresk Research Group, Inc	725
17,075	*	Kindred Healthcare, Inc	417
11,050	*	LabOne, Inc	323
95,126	*	Laboratory Corp of America Holdings	4,159
6,672		LCA-Vision, Inc	172
24,836	*	LifePoint Hospitals, Inc	745

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

64,972	*	Lincare Holdings, Inc	$1,930
17,451	*	Magellan Health Services, Inc	638
59,781		Manor Care, Inc	1,791
6,677	*	Matria Healthcare, Inc	189
3,907	*	Medcath Corp	62
4,992		National Healthcare Corp	142
24,349	*	NeighborCare, Inc	617
32,858	e*	OCA, Inc	156
23,729	*	Odyssey HealthCare, Inc	421
8,230		Option Care, Inc	127
15,880	*	Pediatrix Medical Group, Inc	871
31,991	*	Province Healthcare Co	669
6,425	*	Psychiatric Solutions, Inc	163
10,430	*	RehabCare Group, Inc	240
47,317	*	Renal Care Group, Inc	1,525
59,660		Select Medical Corp	801
5,230	*	Specialty Laboratories, Inc	55
10,538	e*	Sunrise Senior Living, Inc	370
5,363	*	Symbion, Inc	86
308,637	*	Tenet Healthcare Corp	3,330
49,867	f*	Triad Hospitals, Inc	1,717
18,225	*	United Surgical Partners International, Inc	626
32,473		Universal Health Services, Inc (Class B)	1,413
7,404	e*	VistaCare, Inc (Class A)	113

		TOTAL HEALTH SERVICES	64,408

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
21,500		Granite Construction, Inc	514
16,849	*	Insituform Technologies, Inc (Class A)	315

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	829

HOLDING AND OTHER INVESTMENT OFFICES - 2.50%
8,966	e*	4Kids Entertainment, Inc	181
15,893		Acadia Realty Trust	234
16,007		Affordable Residential Communities	234
8,320		Alabama National Bancorp	498
1,423	*	Alexander's, Inc	283
12,650		Alexandria Real Estate Equities, Inc	831
83,676	e	Allied Capital Corp	2,041
54,586		AMB Property Corp	2,021
16,250		Amcore Financial, Inc	461
4,900	*	American Campus Communities, Inc	91
71,827		American Financial Realty Trust	1,013
23,300		American Home Mortgage Investment Corp	651
16,404		AMLI Residential Properties Trust	501
77,731	e	Annaly Mortgage Management, Inc	1,332
35,745		Anthracite Capital, Inc	397
29,445		Anworth Mortgage Asset Corp	335
62,691		Apartment Investment & Management Co (Class A)	2,180
40,193		Apollo Investment Corp	569
4,545		Arbor Realty Trust, Inc	101
129,762		Archstone-Smith Trust	4,106
43,004		Arden Realty, Inc	1,401
12,975		Ashford Hospitality Trust, Inc	122
47,287		AvalonBay Communities, Inc	2,848
9,615		Bedford Property Investors	292
7,200		BioMed Realty Trust, Inc	127

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

54,245		Boston Properties, Inc	$3,005
26,757		Brandywine Realty Trust	762
32,674		BRE Properties, Inc (Class A)	1,253
37,697		Brookline Bancorp, Inc	591
26,122		Camden Property Trust	1,207
22,576		Capital Automotive REIT	706
14,669		Capital Lease Funding, Inc	162
1,773		Capital Southwest Corp	135
3,400		Capital Trust, Inc	99
6,345		Capitol Bancorp Ltd	186
11,529	e	Capstead Mortgage Corp	144
35,383		CarrAmerica Realty Corp	1,157
13,947		CBL & Associates Properties, Inc	850
10,667		Cedar Shopping Centers, Inc	149
30,800		Centerpoint Properties Trust	1,342
25,203		Chelsea Property Group, Inc	1,691
4,486		Cherokee, Inc	107
13,024	e*	Circle Group Holdings, Inc	24
12,551		Colonial Properties Trust	505
34,504		Commercial Net Lease Realty, Inc	629
6,786		Community Banks, Inc	197
24,255		Community First Bankshares, Inc	778
38,124		Cornerstone Realty Income Trust, Inc	372
22,733		Corporate Office Properties Trust	582
7,117		Correctional Properties Trust	194
23,339		Cousins Properties, Inc	801
51,454		Crescent Real Estate Equities Co	810
17,398		CRT Properties, Inc	373
67,050		Developers Diversified Realty Corp	2,625
94,613		Duke Realty Corp	3,141
13,583		Eastgroup Properties, Inc	451
2,066	*	Enstar Group, Inc	102
15,556		Entertainment Properties Trust	588
30,386		Equity Inns, Inc	300
268,268		Equity Office Properties Trust	7,310
23,115		Equity One, Inc	454
185,255		Equity Residential	5,743
15,015		Essex Property Trust, Inc	1,079
7,600		Extra Space Storage, Inc	97
33,704		Federal Realty Investment Trust	1,483
32,149	*	FelCor Lodging Trust, Inc	364
13,254	*	First Acceptance Corp	95
7,600		First Indiana Corp	153
27,200		First Industrial Realty Trust, Inc	1,004
55,237		First Niagara Financial Group, Inc	739
7,637		First Place Financial Corp	153
41,225		Fremont General Corp	954
91,328		Friedman Billings Ramsey Group, Inc	1,744
20,800		Gables Residential Trust	710
143,988		General Growth Properties, Inc	4,464
5,862		German American Bancorp	99
5,430	e	Gladstone Capital Corp	123
18,043		Glenborough Realty Trust, Inc	375
23,016		Glimcher Realty Trust	559
12,508		Government Properties Trust, Inc	119
2,900	*	Gramercy Capital Corp	45
34,453		Greater Bay Bancorp	991
10,348	e*	Harris & Harris Group, Inc	107
86,122		Health Care Property Investors, Inc	2,239
34,030		Health Care REIT, Inc	1,198
31,420		Healthcare Realty Trust, Inc	1,227

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

18,169		Heritage Property Investment Trust	$530
22,411		Highland Hospitality Corp	255
35,200		Highwoods Properties, Inc	866
22,219		Home Properties, Inc	879
7,900	*	HomeBanc Corp	71
43,929		Hospitality Properties Trust	1,867
228,560		Host Marriott Corp	3,207
115,742		HRPT Properties Trust	1,272
46,650		IMPAC Mortgage Holdings, Inc	1,227
54,149		Independence Community Bank Corp	2,115
21,188		Innkeepers U.S.A. Trust	264
27,187		Investors Real Estate Trust	272
72,267		iStar Financial, Inc	2,980
18,405		Kilroy Realty Corp	700
64,656		Kimco Realty Corp	3,317
6,600		Kite Realty Group Trust	87
15,595		Kramont Realty Trust	290
122,578	*	La Quinta Corp	956
17,968		LaSalle Hotel Properties	496
32,307	e	Lexington Corporate Properties Trust	701
55,181	e	Liberty Property Trust	2,198
9,901		LTC Properties, Inc	177
23,653		Luminent Mortgage Capital, Inc	300
38,567		Macerich Co	2,055
40,532		Mack-Cali Realty Corp	1,796
22,007		Maguire Properties, Inc	535
12,082		Manufactured Home Communities, Inc	402
56,358	*	Meristar Hospitality Corp	307
50,319		MFA Mortgage Investments, Inc	463
11,455		Mid-America Apartment Communities, Inc	446
35,371		Mills Corp	1,835
11,592		Mission West Properties, Inc	120
7,000	*	MortgageIT Holdings, Inc	101
12,215		National Health Investors, Inc	347
43,757		Nationwide Health Properties, Inc	908
66,227		New Plan Excel Realty Trust	1,656
22,021		Newcastle Investment Corp	676
16,202	e	Novastar Financial, Inc	706
30,041		Omega Healthcare Investors, Inc	323
10,999		Oriental Financial Group, Inc	298
5,340		Origen Financial, Inc	39
26,388		Pan Pacific Retail Properties, Inc	1,428
7,123		Parkway Properties, Inc	331
20,618		Pennsylvania Real Estate Investment Trust	797
122,029		Plum Creek Timber Co, Inc	4,275
177,568		Popular, Inc	4,670
27,819		Post Properties, Inc	832
29,217		Prentiss Properties Trust	1,052
14,219		Price Legacy Corp	269
10,646		PrivateBancorp, Inc	287
119,133		Prologis	4,198
10,107		Prosperity Bancshares, Inc	270
10,322		PS Business Parks, Inc	411
57,453		Public Storage, Inc	2,847
16,554		RAIT Investment Trust	453
9,248		Ramco-Gershenson Properties	250
26,200		Realty Income Corp	1,180
43,625		Reckson Associates Realty Corp	1,254
12,388		Redwood Trust, Inc	773
39,916		Regency Centers Corp	1,856
68,103		Rouse Co	4,555

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

9,617		Sandy Spring Bancorp, Inc	$314
7,237	e	Saul Centers, Inc	238
34,768		Senior Housing Properties Trust	620
29,944		Shurgard Storage Centers, Inc (Class A)	1,162
103,300		Simon Property Group, Inc	5,540
25,436		SL Green Realty Corp	1,318
9,856		Sovran Self Storage, Inc	386
4,600		Strategic Hotel Capital, Inc	62
7,140		Suffolk Bancorp	215
18,373		Summit Properties, Inc	497
10,290		Sun Communities, Inc	403
30,145		Susquehanna Bancshares, Inc	742
8,815		Tanger Factory Outlet Centers, Inc	395
4,332	e*	Tarragon Realty Investors, Inc	56
32,222		Taubman Centers, Inc	832
53,182		Thornburg Mortgage, Inc	1,543
5,300		Tompkins Trustco, Inc	245
11,290		Town & Country Trust	287
57,561		Trizec Properties, Inc	919
14,730		U.S. Restaurant Properties, Inc	249
84,749		United Dominion Realty Trust, Inc	1,681
7,785		Universal Health Realty Income Trust	236
13,829		Urstadt Biddle Properties, Inc (Class A)	211
54,784		Ventas, Inc	1,420
63,323		Vornado Realty Trust	3,969
576,594		Washington Mutual, Inc	22,533
27,412		Washington Real Estate Investment Trust	831
20,869	e	Waypoint Financial Corp	575
50,451		Weingarten Realty Investors	1,665
2,941		Westfield Financial, Inc	69
15,128		Winston Hotels, Inc	162

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	201,899

HOTELS AND OTHER LODGING PLACES - 0.34%
7,396		Ameristar Casinos, Inc	224
10,545	*	Bluegreen Corp	117
16,300	*	Boca Resorts, Inc (Class A)	303
29,539		Boyd Gaming Corp	832
12,827		Choice Hotels International, Inc	739
5,556	e*	Empire Resorts, Inc	42
251,766		Hilton Hotels Corp	4,743
44,436		Mandalay Resort Group	3,051
12,791		Marcus Corp	249
128,720		Marriott International, Inc (Class A)	6,688
41,408	*	MGM Mirage	2,056
23,030	*	Pinnacle Entertainment, Inc	318
26,000	*	Prime Hospitality Corp	316
136,460		Starwood Hotels & Resorts Worldwide, Inc	6,334
12,856	*	Vail Resorts, Inc	232
21,445	e*	Wynn Resorts Ltd	1,108

		TOTAL HOTELS AND OTHER LODGING PLACES	27,352

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.74%
518,035		3M Co	41,427
5,902	*	Aaon, Inc	103
15,369	*	Actuant Corp	633

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

70,721	*	Adaptec, Inc	$537
41,597	*	Advanced Digital Information Corp	362
58,456	*	AGCO Corp	1,322
17,575		Albany International Corp (Class A)	524
122,304	*	American Standard Cos, Inc	4,759
251,640	*	Apple Computer, Inc	9,751
1,116,490	*	Applied Materials, Inc	18,411
10,000	*	Astec Industries, Inc	191
5,035	*	ASV, Inc	188
39,136	*	Asyst Technologies, Inc	200
26,548	e*	Authentidate Holding Corp	161
31,792	*	Avocent Corp	828
65,628	*	Axcelis Technologies, Inc	543
221,691		Baker Hughes, Inc	9,692
52,297		Black & Decker Corp	4,050
11,587		Black Box Corp	428
2,333	*	Blount International, Inc	31
14,552		Briggs & Stratton Corp	1,182
28,891	*	Brooks Automation, Inc	409
5,900	*	Bucyrus International, Inc (Class A)	198
6,794		Cascade Corp	189
226,127		Caterpillar, Inc	18,192
54,695	e*	Cirrus Logic, Inc	261
4,480,046	*	Cisco Systems, Inc	81,089
35,263	*	Cooper Cameron Corp	1,934
57,259	*	Cray, Inc	202
25,295		Cummins, Inc	1,869
10,981	*	Cuno, Inc	634
24,200	*	Cymer, Inc	694
164,495		Deere & Co	10,618
1,677,425	*	Dell, Inc	59,716
47,995		Diebold, Inc	2,241
50,702		Donaldson Co, Inc	1,439
28,117	*	Dot Hill Systems Corp	225
134,987		Dover Corp	5,247
4,345	*	Dril-Quip, Inc	97
99,310		Eaton Corp	6,297
34,739	*	Electronics For Imaging, Inc	564
1,602,556	*	EMC Corp	18,493
54,578	*	Emulex Corp	629
14,439		Engineered Support Systems, Inc	659
13,439	*	EnPro Industries, Inc	324
13,600	*	Esterline Technologies Corp	416
22,225	e*	FalconStor Software, Inc	166
8,475	*	Flanders Corp	73
35,167	*	Flowserve Corp	850
43,958	*	FMC Technologies, Inc	1,468
19,359	*	FSI International, Inc	81
13,011	*	Gardner Denver, Inc	359
163,392	*	Gateway, Inc	809
3,737	*	General Binding Corp	52
21,921	*	Global Power Equipment Group, Inc	162
6,143		Gorman-Rupp Co	125
45,355		Graco, Inc	1,519
80,723	*	Grant Prideco, Inc	1,654
2,021,483		Hewlett-Packard Co	37,903
10,422	*	Hydril	448
33,040	*	Hypercom Corp	244
32,798		IDEX Corp	1,114
25,661	*	InFocus Corp	235
1,116,499		International Business Machines Corp	95,729
230,816		International Game Technology	8,298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

10,849	*	Intevac, Inc	$68
33,625		Iomega Corp	156
61,086		ITT Industries, Inc	4,886
28,675		JLG Industries, Inc	482
33,652		Joy Global, Inc	1,157
9,545	*	Kadant, Inc	175
18,280		Kaydon Corp	526
23,688		Kennametal, Inc	1,070
17,605	*	Komag, Inc	245
40,500	*	Kulicke & Soffa Industries, Inc	229
88,467	*	Lam Research Corp	1,936
28,720		Lennox International, Inc	429
85,887	*	Lexmark International, Inc	7,215
22,005		Lincoln Electric Holdings, Inc	690
7,700		Lindsay Manufacturing Co	207
4,417		Lufkin Industries, Inc	164
17,506		Manitowoc Co, Inc	621
160,332	*	Maxtor Corp	834
7,094	*	Maxwell Technologies, Inc	73
11,592	*	Micros Systems, Inc	580
2,893		Middleby Corp	152
32,832	*	Milacron, Inc	102
15,800		Modine Manufacturing Co	476
3,039		Nacco Industries, Inc (Class A)	262
56,421	e*	National-Oilwell, Inc	1,854
14,025	e*	Netgear, Inc	171
204,903	*	Network Appliance, Inc	4,713
17,199		Nordson Corp	590
18,832	*	Oil States International, Inc	352
14,105	*	Omnicell, Inc	186
8,864	*	Overland Storage, Inc	124
82,103		Pall Corp	2,010
27,097	e*	PalmOne, Inc	825
78,490		Parker Hannifin Corp	4,620
22,412	*	Paxar Corp	508
65,424		Pentair, Inc	2,284
155,784		Pitney Bowes, Inc	6,870
9,183	*	Planar Systems, Inc	103
19,405	e*	Presstek, Inc	188
15,899	*	ProQuest Co	409
117,629	*	Quantum Corp	272
6,900		Robbins & Myers, Inc	152
106,687	e*	Sandisk Corp	3,107
6,258		Sauer-Danfoss, Inc	107
5,249		Schawk, Inc	76
47,704	*	Scientific Games Corp (Class A)	911
86,617	*	Seagate Technology, Inc Escrow	(0)
10,800	*	Semitool, Inc	82
167,546	e*	Silicon Graphics, Inc	240
13,054	*	Simpletech, Inc	48
69,066	*	Smith International, Inc	4,194
617,233	*	Solectron Corp	3,055
51,912	e	SPX Corp	1,838
7,200		Standex International Corp	176
19,050		Stewart & Stevenson Services, Inc	337
73,700	*	Storage Technology Corp	1,862
154,104		Symbol Technologies, Inc	1,948
10,545		Tecumseh Products Co (Class A)	442
5,500		Tennant Co	223
31,959	*	Terex Corp	1,387
9,387		Thomas Industries, Inc	295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

44,332		Timken Co	$1,091
16,200		Toro Co	1,106
5,538	*	Transact Technologies, Inc	143
13,737	*	Ultratech, Inc	215
31,082	*	UNOVA, Inc	437
16,749	*	Veeco Instruments, Inc	351
139,086	*	Western Digital Corp	1,223
20,532	*	WJ Communications	50
6,293		Woodward Governor Co	425
529,073	*	Xerox Corp	7,449
114,634	e*	Xybernaut Corp	128
27,000		York International Corp	853
37,811	*	Zebra Technologies Corp (Class A)	2,307

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	544,320

INSTRUMENTS AND RELATED PRODUCTS - 3.12%
11,319	*	Abaxis, Inc	147
9,874	e*	Abiomed, Inc	87
6,126	*	ADE Corp	104
23,218	*	Advanced Medical Optics, Inc	919
12,863	*	Advanced Neuromodulation Systems, Inc	390
318,089	*	Agilent Technologies, Inc	6,861
18,971	e*	Aksys Ltd	90
33,740	*	Align Technology, Inc	516
16,356	*	American Medical Systems Holdings, Inc	593
7,524		Analogic Corp	314
2,749	e*	Animas Corp	44
138,993		Applera Corp (Applied Biosystems Group)	2,623
15,128		Arrow International, Inc	452
13,784	e*	Arthrocare Corp	404
7,965	*	Aspect Medical Systems, Inc	144
11,512	*	August Technology Corp	79
69,570		Bard (C.R.), Inc	3,940
35,059		Bausch & Lomb, Inc	2,330
405,505		Baxter International, Inc	13,041
2,200	*	Baxter International, Inc (Contingent Value Rts)	0
40,498		Beckman Coulter, Inc	2,273
168,874		Becton Dickinson & Co	8,731
7,194		BEI Technologies, Inc	197
14,357	e	Biolase Technology, Inc	117
168,806		Biomet, Inc	7,914
11,266	*	Bio-Rad Laboratories, Inc (Class A)	576
438,012	*	Boston Scientific Corp	17,402
13,858	*	Bruker BioSciences Corp	48
12,458	*	Candela Corp	144
44,502	e*	Cardiac Science, Inc	85
23,331	*	Cardiodynamics International Corp	107
32,340	*	Cepheid, Inc	279
4,400	*	Closure Medical Corp	63
25,887		Cognex Corp	678
19,569	*	Coherent, Inc	508
13,701		Cohu, Inc	203
8,756	e*	Cole National Corp	243
16,533	e*	Conceptus, Inc	153
19,250	*	Conmed Corp	506
21,984	e	Cooper Cos, Inc	1,507
62,388	*	Credence Systems Corp	449
20,165	*	CTI Molecular Imaging, Inc	163
13,015	e*	Cyberonics, Inc	266
4,802	*	Cyberoptics Corp	74

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

74,276	*	Cytyc Corp	$1,794
7,100		Datascope Corp	265
52,793		Dentsply International, Inc	2,742
13,667	e*	Depomed, Inc	71
12,033	*	Dionex Corp	658
11,581	*	DJ Orthopedics, Inc	204
16,194	*	DRS Technologies, Inc	606
190,310	e	Eastman Kodak Co	6,132
10,156		EDO Corp	282
40,322	*	Edwards Lifesciences Corp	1,351
19,942	*	Encore Medical Corp	99
14,227	*	Endocardial Solutions, Inc	165
8,386	*	ESCO Technologies, Inc	568
4,156	*	Exactech, Inc	85
7,765	*	Excel Technology, Inc	200
4,273		E-Z-Em-Inc	77
6,851	*	Faro Technologies, Inc	139
16,016	*	FEI Co	316
72,950	*	Fisher Scientific International, Inc	4,255
22,100	*	Flir Systems, Inc	1,293
17,972	*	Formfactor, Inc	348
25,562	*	Fossil, Inc	791
207,686		Guidant Corp	13,716
12,653	*	Haemonetics Corp	416
13,883	e*	Hanger Orthopedic Group, Inc	70
7,204	*	Herley Industries, Inc	135
13,218	*	Hologic, Inc	255
6,762	e*	ICU Medical, Inc	176
11,755	*	I-Flow Corp	170
7,269		II-VI, Inc	254
18,859	*	Illumina, Inc	111
3,905	*	Immunicon Corp	39
22,995	*	Inamed Corp	1,096
41,768	*	Input/Output, Inc	431
13,145	*	Integra LifeSciences Holding	422
21,720	*	Intuitive Surgical, Inc	538
17,233	e	Invacare Corp	793
11,608	*	Invision Technologies, Inc	522
15,000	e*	Ionics, Inc	405
4,775	*	Ista Pharmaceuticals, Inc	58
13,455	*	Itron, Inc	235
17,133	*	Ixia	167
8,152		Keithley Instruments, Inc	142
6,174	e*	Kensey Nash Corp	162
129,872	e*	KLA-Tencor Corp	5,387
9,345	e*	KVH Industries, Inc	67
15,087	*	Kyphon, Inc	374
11,721	e*	Laserscope	238
5,051	*	LeCroy Corp	84
45,894	e*	Lexar Media, Inc	385
39,478	*	LTX Corp	214
6,925	*	Measurement Specialties, Inc	172
5,287	*	Medical Action Industries, Inc	88
803,055	e	Medtronic, Inc	41,679
28,381		Mentor Corp	956
15,196	*	Merit Medical Systems, Inc	230
28,876	*	Mettler-Toledo International, Inc	1,364
7,594	*	Micro Therapeutics, Inc	32
32,019	*	Millipore Corp	1,532
13,981		Mine Safety Appliances Co	569
21,021	*	MKS Instruments, Inc	322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

9,062	*	Molecular Devices Corp	$214
10,556		Movado Group, Inc	179
13,932		MTS Systems Corp	296
22,052	e*	Nanogen, Inc	84
27,910	*	Newport Corp	320
4,204	*	NuVasive, Inc	44
16,400		Oakley, Inc	195
12,616	*	Ocular Sciences, Inc	605
32,538	*	Orbital Sciences Corp	372
21,914	*	Orthologic Corp	154
26,297	*	Orthovita, Inc	118
7,781	*	Palomar Medical Technologies, Inc	171
82,791		PerkinElmer, Inc	1,426
10,790	*	Photon Dynamics, Inc	219
44,607	*	Pinnacle Systems, Inc	186
10,464	*	Possis Medical, Inc	164
22,373	e*	RAE Systems, Inc	125
298,281		Raytheon Co	11,329
22,094	*	Resmed, Inc	1,052
22,579	*	Respironics, Inc	1,207
122,778		Rockwell Automation, Inc	4,752
9,751	*	Rofin-Sinar Technologies, Inc	286
23,860	e	Roper Industries, Inc	1,371
8,333	*	Rudolph Technologies, Inc	139
7,106	*	Sirf Technology Holdings, Inc	101
20,721	*	Sola International, Inc	395
11,945	*	Sonic Innovations, Inc	54
14,107	e*	Sonic Solutions, Inc	230
9,346	*	SonoSite, Inc	243
117,131	*	St. Jude Medical, Inc	8,816
17,241	e*	Star Scientific, Inc	102
46,485	*	Steris Corp	1,020
189,214		Stryker Corp	9,097
25,453	*	Sybron Dental Specialties, Inc	756
4,446		Sypris Solutions, Inc	61
26,858	*	Techne Corp	1,025
55,591		Tektronix, Inc	1,848
23,104		Teleflex, Inc	982
127,753	*	Teradyne, Inc	1,712
108,182	*	Thermo Electron Corp	2,923
28,916	*	Thermogenesis	139
32,720	e*	Thoratec Corp	315
33,355	*	Trimble Navigation Ltd	1,054
17,832	e*	TriPath Imaging, Inc	146
6,881		United Industrial Corp	226
9,115	*	Urologix, Inc	58
91,332	*	Varian Medical Systems, Inc	3,157
22,477	*	Varian, Inc	851
8,865	*	Ventana Medical Systems, Inc	447
19,954	*	Viasys Healthcare, Inc	334
18,121	e*	Viisage Technology, Inc	104
31,579	*	Visx, Inc	651
3,821		Vital Signs, Inc	122
81,850	*	Waters Corp	3,610
17,220	*	Wright Medical Group, Inc	433
13,259		X-Rite, Inc	193
3,046		Young Innovations, Inc	101
161,567	*	Zimmer Holdings, Inc	12,770
5,962	*	Zoll Medical Corp	199
11,582	*	Zygo Corp	117

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	251,611

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
208,037		AON Corp	$5,979
35,588		Brown & Brown, Inc	1,626
10,229	*	Clark, Inc	139
14,025		Crawford & Co (Class B)	94
59,854		Gallagher (Arthur J.) & Co	1,983
20,900		Hilb, Rogal & Hamilton Co	757
346,049		Marsh & McLennan Cos, Inc	15,835
179,644	*	Medco Health Solutions, Inc	5,551
21,636		National Financial Partners Corp	774
22,850	e*	USI Holdings Corp	312

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	33,050

INSURANCE CARRIERS - 4.95%
17,800		21st Century Insurance Group	238
100,789		Aetna, Inc	10,072
336,719		Aflac, Inc	13,203
21,901		Alfa Corp	306
2,998	*	Alleghany Corp	818
35,194	*	Allmerica Financial Corp	946
465,305		Allstate Corp	22,330
71,515		Ambac Financial Group, Inc	5,718
13,153		American Equity Investment Life Holding Co	125
23,517		American Financial Group, Inc	703
1,522,766		American International Group, Inc	103,533
7,573	*	American Medical Security Group, Inc	242
6,886		American National Insurance Co	666
5,463	*	American Physicians Capital, Inc	167
16,040	*	AMERIGROUP Corp	902
26,172		AmerUs Group Co	1,073
91,808	e*	Anthem, Inc	8,010
16,513	*	Argonaut Group, Inc	308
52,031		Assurant, Inc	1,353
4,897		Baldwin & Lyons, Inc (Class B)	124
46,755		Berkley (W.R.) Corp	1,971
9,808		Bristol West Holdings, Inc	168
13,135	*	Centene Corp	559
19,544	*	Ceres Group, Inc	107
125,421		Chubb Corp	8,815
93,580		Cigna Corp	6,516
97,705		Cincinnati Financial Corp	4,027
18,336	e*	Citizens, Inc	109
16,647	*	CNA Financial Corp	400
10,118	*	CNA Surety Corp	107
15,431		Commerce Group, Inc	747
100,429	*	Conseco, Inc	1,774
29,724	*	Danielson Holdings Corp	181
16,234		Delphi Financial Group, Inc (Class A)	652
9,769		Direct General Corp	283
4,059		Donegal Group, Inc	78
1,197		EMC Insurance Group, Inc	25
18,248		Erie Indemnity Co (Class A)	931
7,436		FBL Financial Group, Inc (Class A)	195
105,956		Fidelity National Financial, Inc	4,037
51,924		First American Corp	1,601

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

5,200	e*	FPIC Insurance Group, Inc	$134
95,470		Genworth Financial, Inc	2,224
4,433		Great American Financial Resources, Inc	68
17,246		Harleysville Group, Inc	356
193,298		Hartford Financial Services Group, Inc	11,971
41,593		HCC Insurance Holdings, Inc	1,254
73,965	*	Health Net, Inc	1,828
10,757	*	HealthExtras, Inc	150
27,945		Horace Mann Educators Corp	491
106,844	*	Humana, Inc	2,135
3,952		Independence Holding Co	70
13,391		Infinity Property & Casualty Corp	395
94,794		Jefferson-Pilot Corp	4,707
2,078		Kansas City Life Insurance Co	88
12,340		Landamerica Financial Group, Inc	561
34,075		Leucadia National Corp	1,930
116,897		Lincoln National Corp	5,494
98,007		Loews Corp	5,733
5,542	*	Markel Corp	1,709
95,592		MBIA, Inc	5,564
17,151		Mercury General Corp	907
266,299		MetLife, Inc	10,292
65,155		MGIC Investment Corp	4,336
5,100		Midland Co	139
6,720	*	Molina Healthcare, Inc	239
1,200	*	National Western Life Insurance Co (Class A)	195
37,522		Nationwide Financial Services, Inc (Class A)	1,317
5,555	*	Navigators Group, Inc	162
1,723		NYMAGIC, Inc	38
9,757	e	Odyssey Re Holdings Corp	216
39,762	*	Ohio Casualty Corp	832
120,304		Old Republic International Corp	3,011
56,842	*	Pacificare Health Systems, Inc	2,086
5,911		Penn-America Group, Inc	80
11,555	*	Philadelphia Consolidated Holding Corp	637
62,731		Phoenix Cos, Inc	654
5,290	*	Pico Holdings, Inc	101
17,637	*	PMA Capital Corp (Class A)	133
63,391	e	PMI Group, Inc	2,572
13,808		Presidential Life Corp	237
210,441		Principal Financial Group	7,570
16,972	*	ProAssurance Corp	594
143,813		Progressive Corp	12,188
45,293		Protective Life Corp	1,780
349,536		Prudential Financial, Inc	16,442
62,314		Radian Group, Inc	2,881
18,963		Reinsurance Group Of America, Inc	781
14,519		RLI Corp	545
91,886		Safeco Corp	4,195
6,502		Safety Insurance Group, Inc	145
18,100		Selective Insurance Group, Inc	673
15,275	*	Sierra Health Services, Inc	732
441,574		St. Paul Travelers Cos, Inc	14,598
19,266		Stancorp Financial Group, Inc	1,372
8,400		State Auto Financial Corp	243
10,933		Stewart Information Services Corp	431
74,961		Torchmark Corp	3,986
17,447		Transatlantic Holdings, Inc	948
6,045	*	Triad Guaranty, Inc	335

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

24,418		UICI	$799
4,871	e	United Fire & Casualty Co	279
442,325		UnitedHealth Group, Inc	32,617
30,135		Unitrin, Inc	1,253
17,138	*	Universal American Financial Corp	222
194,971	e	UnumProvident Corp	3,059
23,386		Vesta Insurance Group, Inc	105
3,700	*	WellCare Health Plans, Inc	70
14,821	*	WellChoice, Inc	553
103,003	*	Wellpoint Health Networks, Inc	10,825
921		Wesco Financial Corp	324
6,901	e	Zenith National Insurance Corp	292

		TOTAL INSURANCE CARRIERS	400,003

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
5,992	*	Geo Group, Inc	123

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	123

LEATHER AND LEATHER PRODUCTS - 0.09%
11,648		Brown Shoe Co, Inc	292
124,124	*	Coach, Inc	5,265
16,766		K-Swiss, Inc (Class A)	323
7,519	*	Steven Madden Ltd	133
13,016	*	Timberland Co (Class A)	739
1,605		Weyco Group, Inc	59
26,553		Wolverine World Wide, Inc	669

		TOTAL LEATHER AND LEATHER PRODUCTS	7,480

LEGAL SERVICES - 0.00%
10,285	e*	Pre-Paid Legal Services, Inc	264

		TOTAL LEGAL SERVICES	264

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
67,296	*	Laidlaw International, Inc	1,107

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,107

LUMBER AND WOOD PRODUCTS - 0.11%
7,280		American Woodmark Corp	270
45,661	*	Champion Enterprises, Inc	470
6,414		Deltic Timber Corp	255
168,869		Georgia-Pacific Corp	6,071
32,809		Rayonier, Inc	1,484
3,900		Skyline Corp	156
10,096		Universal Forest Products, Inc	345

		TOTAL LUMBER AND WOOD PRODUCTS	9,051

METAL MINING - 0.31%
6,934	e*	Cleveland-Cliffs, Inc	561
152,242	e*	Coeur D'alene Mines Corp	722
102,825	e	Freeport-McMoRan Copper & Gold, Inc (Class A)	4,164

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

77,113	e*	Hecla Mining Co	$574
266,674		Newmont Mining Corp	12,142
61,825		Phelps Dodge Corp	5,690
10,647	e	Royal Gold, Inc	182
9,371	e	Southern Peru Copper Corp	484
29,044	*	Stillwater Mining Co	450

		TOTAL METAL MINING	24,969

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
21,015		Blyth, Inc	649
43,276		Callaway Golf Co	457
9,320	*	Daktronics, Inc	228
5,091		Escalade, Inc	71
101,206		Hasbro, Inc	1,903
57,180	*	Identix, Inc	381
16,421	*	Jakks Pacific, Inc	378
26,284	*	K2, Inc	376
17,803	e*	Leapfrog Enterprises, Inc	361
284,608		Mattel, Inc	5,160
18,735		Nautilus Group, Inc	423
8,776	e*	Oneida Ltd	14
7,000		Penn Engineering & Manufacturing Corp	130
10,704	*	RC2 Corp	352
6,000		Russ Berrie & Co, Inc	121
16,818	e*	Shuffle Master, Inc	630
4,356	*	Steinway Musical Instruments, Inc	118
32,225	*	Yankee Candle Co, Inc	933

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTR	12,685

MISCELLANEOUS RETAIL - 1.40%
14,365	*	1-800-Flowers.com, Inc (Class A)	119
8,907	*	AC Moore Arts & Crafts, Inc	220
22,029	e*	Alloy, Inc	83
196,569	*	Amazon.com, Inc	8,032
34,469	*	Barnes & Noble, Inc	1,275
13,168	*	Big 5 Sporting Goods Corp	300
4,481		Blair Corp	126
2,428	e*	Blue Nile, Inc	82
51,929		Borders Group, Inc	1,288
18,169		Cash America International, Inc	444
14,223	*	Coldwater Creek, Inc	297
262,691		CVS Corp	11,067
19,532	*	Dick's Sporting Goods, Inc	696
28,699	e*	Drugstore.com, Inc	98
344,116	*	eBay, Inc	31,638
12,459	*	Friedman's, Inc (Class A)	26
12,296		Hancock Fabrics, Inc	147
15,165	*	Hibbett Sporting Goods, Inc	311
11,512	*	Jill (J.) Group, Inc	229
19,587		Longs Drug Stores Corp	474
46,128	*	Marvel Enterprises, Inc	672
45,287		Michaels Stores, Inc	2,681
20,950		MSC Industrial Direct Co (Class A)	714
205,093	*	Office Depot, Inc	3,083
68,415		Omnicare, Inc	1,940
7,052	e*	Overstock.com, Inc	259
7,394	*	Party City Corp	109
3,699	*	PC Connection, Inc	25

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

5,046	*	PC Mall, Inc	$77
26,723	*	Petco Animal Supplies, Inc	873
95,178		Petsmart, Inc	2,702
15,471	e*	Priceline.com, Inc	343
289,247	*	Rite Aid Corp	1,018
7,595	*	Sharper Image Corp	163
14,433	*	Sports Authority, Inc	335
12,380		Stamps.com, Inc	165
329,568		Staples, Inc	9,828
6,238	*	Systemax, Inc	35
96,882	e	Tiffany & Co	2,978
140,910	*	Toys 'R' Us, Inc	2,500
11,646	*	Valuevision International, Inc (Class A)	156
678,517		Walgreen Co	24,311
7,268		World Fuel Services Corp	260
35,266	*	Zale Corp	991

		TOTAL MISCELLANEOUS RETAIL	113,170

MOTION PICTURES - 1.20%
20,359	*	AMC Entertainment, Inc	390
20,900	*	Avid Technology, Inc	980
23,715	e	Blockbuster, Inc (Class A)	180
4,971		Carmike Cinemas, Inc	175
35,307	*	Hollywood Entertainment Corp	348
1,778,827	*	Liberty Media Corp (Class A)	15,511
45,039		Metro-Goldwyn-Mayer, Inc	521
17,242		Movie Gallery, Inc	302
22,634	e*	NetFlix, Inc	349
9,410	*	Reading International, Inc	75
26,711	e	Regal Entertainment Group (Class A)	510
2,904,756	*	Time Warner, Inc	46,883
1,356,911		Walt Disney Co	30,598

		TOTAL MOTION PICTURES	96,822

NONDEPOSITORY INSTITUTIONS - 2.34%
10,597	*	Accredited Home Lenders Holding Co	408
13,790		Advanta Corp (Class A)	314
53,432	e	American Capital Strategies Ltd	1,675
747,303		American Express Co	38,456
104,147	*	AmeriCredit Corp	2,175
6,017		Asta Funding, Inc	97
8,568		Beverly Hills Bancorp, Inc	90
158,710		Capital One Financial Corp	11,729
42,051	e*	CapitalSource, Inc	939
29,400		CharterMac	647
139,765		CIT Group, Inc	5,226
470	*	Citibank West FSB	0
12,101	*	CompuCredit Corp	225
370,075		Countrywide Financial Corp	14,577
7,769	*	Credit Acceptance Corp	147
57,393		Doral Financial Corp	2,380
7,863	*	Encore Capital Group, Inc	148
641,858		Fannie Mae	40,694
5,461	*	Federal Agricultural Mortgage Corp (Class C)	121
11,187	*	Financial Federal Corp	419
7,604	*	First Cash Financial Services, Inc	152
11,400	*	First Marblehead Corp	529

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

455,928		Freddie Mac	$29,745
751,942		MBNA Corp	18,949
20,603		MCG Capital Corp	358
20,908	*	Metris Cos, Inc	204
5,250	*	Nelnet, Inc	117
18,393	e*	New Century Financial Corp	1,108
192,120	*	Providian Financial Corp	2,986
290,232		SLM Corp	12,944
2,700		Student Loan Corp	383
2,729	*	United PanAm Financial Corp	49
14,783		Westcorp	629
7,324	*	WFS Financial, Inc	341
10,245	*	World Acceptance Corp	238

		TOTAL NONDEPOSITORY INSTITUTIONS	189,199

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
13,959		Amcol International Corp	267
9,779		Compass Minerals International, Inc	217
66,813		Vulcan Materials Co	3,404

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	3,888

OIL AND GAS EXTRACTION - 1.89%
166,804		Anadarko Petroleum Corp	11,069
215,480		Apache Corp	10,798
1,490	e*	Atlas America, Inc	32
7,034	*	Atwood Oceanics, Inc	334
11,730		Berry Petroleum Co (Class A)	431
106,616		BJ Services Co	5,588
14,383	*	Brigham Exploration Co	135
263,842		Burlington Resources, Inc	10,765
22,823		Cabot Oil & Gas Corp (Class A)	1,025
24,774	*	Cal Dive International, Inc	882
11,727	*	Callon Petroleum Co	149
14,541	e*	Cheniere Energy, Inc	287
176,911	e	Chesapeake Energy Corp	2,801
29,595	*	Cimarex Energy Co	1,034
2,869	e*	Clayton Williams Energy, Inc	61
26,283	*	Comstock Resources, Inc	550
12,486	e*	Delta Petroleum Corp	163
40,045	*	Denbury Resources, Inc	1,017
158,840		Devon Energy Corp	11,279
38,772	e	Diamond Offshore Drilling, Inc	1,279
11,397	*	Edge Petroleum Corp	182
15,729	*	Encore Acquisition Co	543
15,659	*	Energy Partners Ltd	255
99,679		ENSCO International, Inc	3,257
76,927		EOG Resources, Inc	5,066
28,278	*	Evergreen Resources, Inc	1,133
36,091	*	Forest Oil Corp	1,087
66	*	Forest Oil Corp Wts 02/15/05	0
17,325	e*	FX Energy, Inc	157
52,134	*	Global Industries Ltd	322
120,781	e*	Grey Wolf, Inc	591
49,797	*	Hanover Compressor Co	670
23,721	*	Harvest Natural Resources, Inc	394

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

33,205		Helmerich & Payne, Inc	$953
9,302	*	Houston Exploration Co	552
37,396	b*	KCS Energy, Inc	520
87,052		Kerr-McGee Corp	4,984
86,434	*	Key Energy Services, Inc	955
62,542	*	Magnum Hunter Resources, Inc	722
2,804	*	Magnum Hunter Resources, Inc Wts 03/21/05	1
228,266		Marathon Oil Corp	9,423
8,572	e*	McMoRan Exploration Co	112
45,561	e*	Meridian Resource Corp	402
26,303	*	Mission Resources Corp	165
41,054	*	Newfield Exploration Co	2,514
54,329	*	Newpark Resources, Inc	326
38,361		Noble Energy, Inc	2,234
258,853		Occidental Petroleum Corp	14,478
16,172	*	Oceaneering International, Inc	596
61,134	*	Parker Drilling Co	224
48,126		Patina Oil & Gas Corp	1,423
109,232		Patterson-UTI Energy, Inc	2,083
11,819		Penn Virginia Corp	468
10,530	*	Petroleum Development Corp	461
78,499		Pioneer Natural Resources Co	2,707
54,017	*	Plains Exploration & Production Co	1,289
42,019		Pogo Producing Co	1,994
74,186	e*	Pride International, Inc	1,468
21,140	e*	Quicksilver Resources, Inc	691
47,387		Range Resources Corp	829
15,796	*	Remington Oil & Gas Corp	415
69,406	*	Rowan Cos, Inc	1,832
6,700		RPC, Inc	120
12,164	*	Seacor Smit, Inc	569
23,700	*	Southwestern Energy Co	995
18,891	*	Spinnaker Exploration Co	662
20,293		St. Mary Land & Exploration Co	808
17,200	*	Stone Energy Corp	753
35,156	*	Superior Energy Services, Inc	454
20,865	*	Swift Energy Co	500
18,196	*	Syntroleum Corp	128
14,464	*	Tetra Technologies, Inc	449
39,794		Tidewater, Inc	1,295
7,820	*	Todco	136
14,065	*	Transmontaigne, Inc	82
25,539	*	Unit Corp	896
173,895		Unocal Corp	7,477
63,751	*	Varco International, Inc	1,710
22,048	*	Veritas DGC, Inc	502
36,700		Vintage Petroleum, Inc	737
15,858	*	W-H Energy Services, Inc	329
13,020	*	Whiting Petroleum Corp	396
169,165		XTO Energy, Inc	5,494

		TOTAL OIL AND GAS EXTRACTION	152,649

PAPER AND ALLIED PRODUCTS - 0.73%
69,826		Bemis Co	1,856
57,730		Boise Cascade Corp	1,921
36,328	e	Bowater, Inc	1,387
19,035	*	Buckeye Technologies, Inc	212
18,440	*	Caraustar Industries, Inc	309
12,643		Chesapeake Corp	304
18,726		Glatfelter	232

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

43,223	*	Graphic Packaging Corp	$280
8,497		Greif, Inc (Class A)	358
321,638		International Paper Co	12,997
332,104		Kimberly-Clark Corp	21,451
34,200		Longview Fibre Co	522
133,040	e	MeadWestvaco Corp	4,244
38,857		Packaging Corp of America	951
105,634	*	Pactiv Corp	2,456
22,544	f*	Playtex Products, Inc	142
10,400		Pope & Talbot, Inc	183
19,101		Potlatch Corp	894
19,151		Rock-Tenn Co (Class A)	301
9,960		Schweitzer-Mauduit International, Inc	323
166,595	*	Smurfit-Stone Container Corp	3,227
64,438		Sonoco Products Co	1,704
36,338		Temple-Inland, Inc	2,440
29,954		Wausau-Mosinee Paper Corp	499

		TOTAL PAPER AND ALLIED PRODUCTS	59,193

PERSONAL SERVICES - 0.18%
25,927	b*	Alderwoods Group, Inc	255
5,708		Angelica Corp	142
81,987		Cintas Corp	3,447
13,900	e*	Coinstar, Inc	324
11,172		G & K Services, Inc (Class A)	444
117,055		H & R Block, Inc	5,785
13,200		Jackson Hewitt Tax Service, Inc	267
28,611		Regis Corp	1,151
215,493	*	Service Corp International	1,338
5,886		Unifirst Corp	168
27,863	e*	Weight Watchers International, Inc	1,082

		TOTAL PERSONAL SERVICES	14,403

PETROLEUM AND COAL PRODUCTS - 4.38%
51,126		Amerada Hess Corp	4,550
46,067		Ashland, Inc	2,583
1,418,606		ChevronTexaco Corp	76,094
454,618		ConocoPhillips	37,665
12,762		ElkCorp	354
4,334,534		ExxonMobil Corp	209,488
17,100		Frontier Oil Corp	404
6,887	*	Giant Industries, Inc	167
21,762	*	Headwaters, Inc	672
13,194		Holly Corp	336
34,266		Lubrizol Corp	1,186
92,484		Lyondell Chemical Co	2,077
53,986		Murphy Oil Corp	4,684
26,301	*	Premcor, Inc	1,013
51,084		Sunoco, Inc	3,779
42,474	*	Tesoro Petroleum Corp	1,254
86,641		Valero Energy Corp	6,949
11,064		WD-40 Co	316

		TOTAL PETROLEUM AND COAL PRODUCTS	353,571

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

PRIMARY METAL INDUSTRIES - 0.60%
70,467	*	AK Steel Holding Corp	$575
575,998		Alcoa, Inc	19,348
62,893		Allegheny Technologies, Inc	1,148
105,549	*	Andrew Corp	1,292
30,239		Belden CDT, Inc	659
12,468	*	Brush Engineered Materials, Inc	258
14,786		Carpenter Technology Corp	706
12,200	e*	Century Aluminum Co	338
34,900	*	CommScope, Inc	754
11,032		Curtiss-Wright Corp	631
12,102	*	Encore Wire Corp	160
81,167		Engelhard Corp	2,301
25,477	*	General Cable Corp	271
10,159		Gibraltar Steel Corp	367
8,838	*	Imco Recycling, Inc	101
10,700	*	International Steel Group, Inc	361
18,646	e*	Lone Star Technologies, Inc	705
20,870		Matthews International Corp (Class A)	707
28,043	*	Maverick Tube Corp	864
22,967		Mueller Industries, Inc	986
8,698		NN, Inc	100
11,877	*	NS Group, Inc	220
52,232		Nucor Corp	4,772
20,009	*	Oregon Steel Mills, Inc	333
42,602		Precision Castparts Corp	2,558
10,605		Quanex Corp	544
13,736	*	RTI International Metals, Inc	266
15,241		Ryerson Tull, Inc	262
12,707		Schnitzer Steel Industries, Inc (Class A)	411
24,800		Steel Dynamics, Inc	958
6,503		Steel Technologies, Inc	167
13,769		Texas Industries, Inc	708
4,245	*	Titanium Metals Corp	100
19,782		Tredegar Corp	360
75,214		United States Steel Corp	2,830
3,889	*	Wheeling-Pittsburgh Corp	122
44,770		Worthington Industries, Inc	956

		TOTAL PRIMARY METAL INDUSTRIES	48,199

PRINTING AND PUBLISHING - 0.83%
40,983	e	American Greetings Corp (Class A)	1,029
16,219		Banta Corp	645
64,183		Belo (A.H.) Corp Series A	1,447
22,675		Bowne & Co, Inc	295
7,510	*	Consolidated Graphics, Inc	315
4,178		Courier Corp	174
4,379		CSS Industries, Inc	135
19,900	*	Dex Media, Inc	421
38,159		Dow Jones & Co, Inc	1,550
10,318		Ennis, Inc	221
40,998	e	EW Scripps Co	1,959
180,253		Gannett Co, Inc	15,098
18,220		Harland (John H.) Co	571
38,081		Harte-Hanks, Inc	952
37,205		Hollinger International, Inc	643
8,299	*	Information Holdings, Inc	226
13,084		Journal Communications, Inc	229
27,092	*	Journal Register Co	512
53,139		Knight Ridder, Inc	3,478

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

29,295		Lee Enterprises, Inc	$1,358
7,752	e*	Martha Stewart Living Omnimedia, Inc (Class A)	122
11,981		McClatchy Co (Class A)	849
127,084		McGraw-Hill Cos, Inc	10,127
14,980		Media General, Inc (Class A)	838
23,103		Meredith Corp	1,187
97,440		New York Times Co (Class A)	3,810
12,663	*	Playboy Enterprises, Inc (Class B)	127
99,645	*	Primedia, Inc	234
5,064		Pulitzer, Inc	250
142,933		R.R. Donnelley & Sons Co	4,477
64,484		Reader's Digest Association, Inc (Class A)	941
19,634	*	Scholastic Corp	606
9,980		Standard Register Co	105
6,503		Thomas Nelson, Inc	127
163,579		Tribune Co	6,731
33,777	*	Valassis Communications, Inc	999
3,674		Washington Post Co (Class B)	3,380
31,809		Wiley (John) & Sons, Inc (Class A)	1,016

		TOTAL PRINTING AND PUBLISHING	67,184

RAILROAD TRANSPORTATION - 0.43%
534,764	*	ADC Telecommunications, Inc	968
246,084		Burlington Northern Santa Fe Corp	9,427
141,908		CSX Corp	4,711
13,848		Florida East Coast Industries	520
12,282	*	Genesee & Wyoming, Inc (Class A)	311
40,911	*	Kansas City Southern Industries, Inc	621
259,517		Norfolk Southern Corp	7,718
171,772		Union Pacific Corp	10,066

		TOTAL RAILROAD TRANSPORTATION	34,342

REAL ESTATE - 0.09%
3,890	e*	Avatar Holdings, Inc	165
46,000	*	Brookfield Homes Corp	47
67,983		Catellus Development Corp	1,802
5,400	*	CB Richard Ellis Group, Inc	125
3,777		Consolidated-Tomoka Land Co	131
1,040	b*	Crescent Operating, Inc	0
20,034		Forest City Enterprises, Inc (Class A)	1,104
20,670	*	Jones Lang LaSalle, Inc	682
11,560		LNR Property Corp	716
1,576	*	Orleans Homebuilders, Inc	35
35,484		St. Joe Co	1,695
69,610	*	Stewart Enterprises, Inc (Class A)	484
20,205	*	Trammell Crow Co	318

		TOTAL REAL ESTATE	7,304

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.23%
9,440	*	Applied Films Corp	170
23,585		Aptargroup, Inc	1,037
7,500		Bandag, Inc	329
43,200		Cooper Tire & Rubber Co	871
5,808	e,f*	Deckers Outdoor Corp	197

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

100,072	e*	Goodyear Tire & Rubber Co	$1,075
17,633	*	Jarden Corp	643
15,814		Myers Industries, Inc	173
108,572		Nike, Inc (Class B)	8,555
1		Packaging Dynamics Corp	0
5,011		Quixote Corp	97
34,372		Reebok International Ltd	1,262
19,270		Schulman (A.), Inc	425
56,400	*	Sealed Air Corp	2,614
12,852	*	Skechers U.S.A., Inc (Class A)	187
16,232		Spartech Corp	407
6,660	e*	Trex Co, Inc	295
34,021		Tupperware Corp	578

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PROD	18,915

SECURITY AND COMMODITY BROKERS - 1.93%
51,446		A.G. Edwards, Inc	1,781
19,239	e*	Affiliated Managers Group, Inc	1,030
155,078	*	Ameritrade Holding Corp	1,862
69,732	e	Bear Stearns Cos, Inc	6,706
3,966		BKF Capital Group, Inc	116
12,402		Blackrock, Inc	911
675,091		Charles Schwab Corp	6,204
21,814	e	Chicago Mercantile Exchange	3,519
241,010	*	E*Trade Financial Corp	2,752
46,010		Eaton Vance Corp	1,858
54,011		Federated Investors, Inc (Class B)	1,536
107,204		Franklin Resources, Inc	5,978
4,284	e	Gabelli Asset Management, Inc (Class A)	184
216,332		Goldman Sachs Group, Inc	20,171
3,247		Greenhill & Co, Inc	77
82,050	*	Instinet Group, Inc	413
30,908	*	Investment Technology Group, Inc	473
43,051	e	Investors Financial Services Corp	1,943
159,488		Janus Capital Group, Inc	2,171
32,917		Jefferies Group, Inc	1,135
75,214	*	Knight Trading Group, Inc	694
33,904	e*	LaBranche & Co, Inc	286
65,016		Legg Mason, Inc	3,463
182,957		Lehman Brothers Holdings, Inc	14,585
634,024		Merrill Lynch & Co, Inc	31,524
727,532		Morgan Stanley	35,867
12,678		Nuveen Investments, Inc	375
12,768	*	Piper Jaffray Cos	505
39,943		Raymond James Financial, Inc	963
7,737		Sanders Morris Harris Group, Inc	93
46,031		SEI Investments Co	1,550
4,676	*	Stifel Financial Corp	92
9,972		SWS Group, Inc	160
71,063		T Rowe Price Group, Inc	3,620
800		Value Line, Inc	30
53,867		Waddell & Reed Financial, Inc (Class A)	1,185

		TOTAL SECURITY AND COMMODITY BROKERS	155,812

SOCIAL SERVICES - 0.01%
8,555	*	Bright Horizons Family Solutions, Inc	464
11,299	*	Res-Care, Inc	134

		TOTAL SOCIAL SERVICES	598

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

SPECIAL TRADE CONTRACTORS - 0.03%
8,104		Chemed Corp	$452
24,926	*	Comfort Systems U.S.A., Inc	165
31,957	*	Dycom Industries, Inc	907
9,811	*	EMCOR Group, Inc	369
21,312	*	Integrated Electrical Services, Inc	103
6,386	e*	Layne Christensen Co	96
11,126	*	Matrix Service Co	57
47,500	*	Quanta Services, Inc	287

		TOTAL SPECIAL TRADE CONTRACTORS	2,436

STONE, CLAY, AND GLASS PRODUCTS - 0.20%
5,262		Ameron International Corp	173
6,376		Anchor Glass Container Corp	52
16,062		Apogee Enterprises, Inc	208
16,090	e*	Cabot Microelectronics Corp	583
8,227		CARBO Ceramics, Inc	593
908,621	*	Corning, Inc	10,068
6,672		Eagle Materials, Inc	476
5,959		Eagle Materials, Inc (Class B)	411
20,159		Florida Rock Industries, Inc	988
21,545		Lafarge North America, Inc	1,010
8,851		Libbey, Inc	166
71,216	*	Owens-Illinois, Inc	1,139
13,706	*	U.S. Concrete, Inc	85
23,890	b,e*	USG Corp	436

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	16,388

TOBACCO PRODUCTS - 0.95%
1,358,412		Altria Group, Inc	63,900
36,905		Loews Corp (Carolina Group)	899
99,271		Reynolds American, Inc	6,754
16,411		Universal Corp (Virginia)	733
111,037		UST, Inc	4,470
15,978	e	Vector Group Ltd	240

		TOTAL TOBACCO PRODUCTS	76,996

TRANSPORTATION BY AIR - 0.38%
54,776	*	Airtran Holdings, Inc	546
19,378	*	Alaska Air Group, Inc	480
22,765	e*	America West Holdings Corp (Class B)	123
104,343	e*	AMR Corp	765
42,985	e*	Continental Airlines, Inc (Class B)	366
71,476	e*	Delta Air Lines, Inc	235
24,278	*	ExpressJet Holdings, Inc	243
197,849		FedEx Corp	16,954
29,386	e*	FLYi, Inc	115
13,946	*	Forward Air Corp	558
22,974	*	Frontier Airlines, Inc	176
59,125	e*	JetBlue Airways Corp	1,237
20,555	e*	Mesa Air Group, Inc	105
48,467	e*	Northwest Airlines Corp	398

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

13,090	*	Offshore Logistics, Inc	$451
12,573	*	Pinnacle Airlines Corp	127
3,233	*	Republic Airways Holdings, Inc	29
38,367		Skywest, Inc	577
522,453		Southwest Airlines Co	7,116

		TOTAL TRANSPORTATION BY AIR	30,601

TRANSPORTATION EQUIPMENT - 2.61%
20,412	*	AAR Corp	254
7,665	*	Aftermarket Technology Corp	96
27,385		American Axle & Manufacturing Holdings, Inc	801
9,760		Arctic Cat, Inc	253
45,524		ArvinMeritor, Inc	854
63,199		Autoliv, Inc	2,553
23,996	*	BE Aerospace, Inc	218
558,504		Boeing Co	28,830
62,093		Brunswick Corp	2,841
16,587		Clarcor, Inc	791
9,152		Coachmen Industries, Inc	144
2,662		Curtiss-Wright Corp (Class B)	144
98,743		Dana Corp	1,747
319,117		Delphi Corp	2,965
4,714	*	Ducommun, Inc	105
31,335		Federal Signal Corp	582
35,900	*	Fleetwood Enterprises, Inc	545
1,165,219		Ford Motor Co	16,371
25,657	e*	GenCorp, Inc	348
131,643		General Dynamics Corp	13,441
306,586	e	General Motors Corp	13,024
50,509		Gentex Corp	1,774
115,970		Genuine Parts Co	4,451
78,090		Goodrich Corp	2,449
3,737		Greenbrier Cos, Inc	90
195,785		Harley-Davidson, Inc	11,637
24,452	*	Hayes Lemmerz International, Inc	248
12,625		Heico Corp	223
791		Heico Corp (Class A)	11
569,124		Honeywell International, Inc	20,409
14,000		Kaman Corp (Class A)	167
248,039		Lockheed Martin Corp	13,836
5,605		Marine Products Corp	101
14,500	*	Mascotech, Inc Escrow	0
16,922		Monaco Coach Corp	366
39,869	*	Navistar International Corp	1,483
4,114		Noble International Ltd	75
237,862		Northrop Grumman Corp	12,685
23,252		Oshkosh Truck Corp	1,327
116,006		Paccar, Inc	8,018
28,868		Polaris Industries, Inc	1,611
4,041	*	Sequa Corp (Class A)	211
13,568	e*	Sports Resorts International, Inc	51
7,858		Standard Motor Products, Inc	119
2,112	*	Strattec Security Corp	131
14,833		Superior Industries International, Inc	444
21,094	*	Teledyne Technologies, Inc	528
27,703	*	Tenneco Automotive, Inc	363
78,226		Textron, Inc	5,028
23,700	e	Thor Industries, Inc	627
23,772	e	Trinity Industries, Inc	741

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

10,281	*	Triumph Group, Inc	$348
15,648	*	TRW Automotive Holdings Corp	295
340,490		United Technologies Corp	31,795
86,454		Visteon Corp	691
18,200	*	Wabash National Corp	500
25,748		Westinghouse Air Brake Technologies Corp	481
16,827		Winnebago Industries, Inc	583

		TOTAL TRANSPORTATION EQUIPMENT	210,804

TRANSPORTATION SERVICES - 0.14%
5,186		Ambassadors Group, Inc	140
56,400		C.H. Robinson Worldwide, Inc	2,616
23,173	*	EGL, Inc	701
69,505		Expeditors International of Washington, Inc	3,593
31,949		GATX Corp	852
4,875	*	HUB Group, Inc	182
9,115	e*	Navigant International, Inc	149
7,931	e*	Orbitz, Inc (Class A)	216
18,050	*	Pacer International, Inc	296
24,568	*	RailAmerica, Inc	271
90,732		Sabre Holdings Corp	2,226

		TOTAL TRANSPORTATION SERVICES	11,242

TRUCKING AND WAREHOUSING - 0.48%
14,200		Arkansas Best Corp	520
5,600	*	Central Freight Lines, Inc	34
32,993		CNF, Inc	1,352
5,739	*	Covenant Transport, Inc (Class A)	111
29,892		Heartland Express, Inc	552
37,610		Hunt (J.B.) Transport Services, Inc	1,397
19,320	*	Landstar System, Inc	1,134
5,926	*	Marten Transport Ltd	104
10,962	*	Old Dominion Freight Line	316
18,272		Overnite Corp	574
4,234	*	P.A.M. Transportation Services	81
5,401	*	Quality Distribution, Inc	33
9,635	*	SCS Transportation, Inc	182
13,200	*	Sirva, Inc	302
35,089	*	Swift Transportation Co, Inc	590
3,746	*	U.S. Xpress Enterprises, Inc (Class A)	69
378,925		United Parcel Service, Inc (Class B)	28,768
18,122		USF Corp	650
31,232		Werner Enterprises, Inc	603
31,628	*	Yellow Roadway Corp	1,483

		TOTAL TRUCKING AND WAREHOUSING	38,855

WATER TRANSPORTATION - 0.03%
27,800		Alexander & Baldwin, Inc	944
9,194	*	Gulfmark Offshore, Inc	150
3,931	*	Hornbeck Offshore Services, Inc	65
14,054	*	Kirby Corp	564
17,440		Overseas Shipholding Group, Inc	866
7,805	*	Seabulk International, Inc	81

		TOTAL WATER TRANSPORTATION	2,670

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

WHOLESALE TRADE-DURABLE GOODS - 1.78%
4,709	*	1-800 Contacts, Inc	$72
9,868		Action Performance Cos, Inc	100
58,078	*	Adesa, Inc	954
18,374		Agilysys, Inc	318
8,151	*	Alliance Imaging, Inc	61
20,557		Anixter International, Inc	721
11,229		Applied Industrial Technologies, Inc	401
75,720	*	Arrow Electronics, Inc	1,710
10,900	*	Audiovox Corp (Class A)	184
21,075	*	Aviall, Inc	430
79,392	*	Avnet, Inc	1,359
9,677		Barnes Group, Inc	266
13,460	*	BioVeris Corp	84
36,704		BorgWarner, Inc	1,589
12,513	*	Brightpoint, Inc	215
20,320		Carlisle Cos, Inc	1,299
42,451		CDW Corp	2,463
14,752	*	Compucom Systems, Inc	68
2,198	*	Compx International, Inc	35
8,641	*	Department 56, Inc	141
13,898	*	Digi International, Inc	159
14,920	*	Global Imaging Systems, Inc	464
15,400		Handleman Co	315
39,600		Hughes Supply, Inc	1,191
88,400		IKON Office Solutions, Inc	1,063
10,795	*	Imagistics International, Inc	363
79,200	*	Ingram Micro, Inc (Class A)	1,275
31,360	*	Insight Enterprises, Inc	528
5,978	*	Insurance Auto Auctions, Inc	103
5,105	e*	INTAC International	41
1,967,209		Johnson & Johnson	110,813
9,849	*	Keystone Automotive Industries, Inc	217
23,883	*	Knight Transportation, Inc	512
3,000		Lawson Products, Inc	123
9,455	*	LKQ Corp	173
32,342		Martin Marietta Materials, Inc	1,464
7,114	*	Merge Technologies, Inc	123
11,413	*	Metal Management, Inc	207
27,850	*	Microtek Medical Holdings, Inc	88
13,559	*	Navarre Corp	196
25,667		Owens & Minor, Inc	652
40,277	e*	Patterson Cos, Inc	3,084
37,424		Pep Boys-Manny Moe & Jack	524
44,376	*	PSS World Medical, Inc	446
18,275		Reliance Steel & Aluminum Co	726
77,400	*	Safeguard Scientifics, Inc	145
8,126	*	Scansource, Inc	518
34,569		SCP Pool Corp	924
12,826	*	TBC Corp	287
37,971	*	Tech Data Corp	1,464
253	*	Timco Aviation Services, Inc	0
808	*	Timco Aviation Services, Inc Wts 02/27/07	0
50,821		W.W. Grainger, Inc	2,930
14,432		Watsco, Inc	433
11,623	*	WESCO International, Inc	282
27,699	*	Zoran Corp	435

		TOTAL WHOLESALE TRADE-DURABLE GOODS	144,738

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
27,607		Acuity Brands, Inc	$656
8,800		Advanced Marketing Services, Inc	95
39,300		Airgas, Inc	946
17,740	e*	Allscripts Healthcare Solutions, Inc	160
74,109		AmerisourceBergen Corp	3,980
41,630		Brown-Forman Corp (Class B)	1,907
284,820		Cardinal Health, Inc	12,467
7,941	e*	Central European Distribution Corp	177
26,408	*	Chiquita Brands International, Inc	460
29,525		DIMON, Inc	174
30,418	*	Endo Pharmaceuticals Holdings, Inc	558
11,498		Getty Realty Corp	301
16,652	*	Hain Celestial Group, Inc	294
28,883	*	Henry Schein, Inc	1,800
5,403		Kenneth Cole Productions, Inc (Class A)	152
2,095	*	Maui Land & Pineapple Co	66
192,055		McKesson Corp	4,926
21,820	*	Men's Wearhouse, Inc	634
13,078	*	Metals USA, Inc	232
7,977		Nash Finch Co	251
34,058		Nu Skin Enterprises, Inc (Class A)	801
4,082	*	Nuco2, Inc	79
30,100	*	Performance Food Group Co	713
41,234		Perrigo Co	847
3,510	*	Perry Ellis International, Inc	79
5,570	f*	Priority Healthcare Corp (Class A)	112
17,504	*	Priority Healthcare Corp (Class B)	353
2,829	*	Provide Commerce, Inc	59
18,708		Russell Corp	315
12,316	*	School Specialty, Inc	485
8,100	*	Smart & Final, Inc	136
6,681		Standard Commercial Corp	105
25,507		Stride Rite Corp	261
88,799		Supervalu, Inc	2,446
422,732		Sysco Corp	12,648
20,163	*	Tractor Supply Co	634
25,672	*	United Natural Foods, Inc	683
22,330	*	United Stationers, Inc	969
17,076		Valhi, Inc	270

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	52,231

		TOTAL COMMON STOCK
		(Cost $7,145,648)	7,988,045

PRINCIPAL

SHORT TERM INVESTMENTS - 3.52%
COMMERCIAL PAPER - 0.20%
		Bristol-Myers Squibb Co
$ 3,500,000		1.760%, 10/15/04	3,497
		Gannett Co Inc
12,400,000		1.750%, 10/18/04	12,389

		TOTAL COMMERCIAL PAPER	15,886

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL			VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.32%
		Federal Home Loan Bank (FHLB)
$ 5,000,000	f	1.255%, 11/03/04	$4,992
10,000,000	f	1.650%, 10/01/04	10,000
		Federal Home Loan Mortgage Corp (FHLMC)
36,200,000		1.720%, 10/05/04	36,191
		Federal National Mortgage Association (FNMA)
35,000,000	f	1.650%, 10/01/04	34,998
10,000,000	f	1.490%, 10/16/04	9,997
7,005,000		1.520%, 10/13/04	7,001
23,234,000	f	1.430%, 10/15/04	23,217
40,000,000		1.590%, 10/20/04	39,961
20,000,000		1.720%, 10/29/04	19,972
10,000,000	f	1.520%, 11/03/04	9,983
20,000,000		1.780%, 11/29/04	19,939
20,000,000	f	1.205%, 12/02/04	19,936
32,300,000	f	1.792%, 12/15/04	32,171

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT	268,358

		TOTAL SHORT TERM INVESTMENTS	284,244
		(Cost $283,967)

		TOTAL PORTFOLIO - 102.44%	8,273,691
		(Cost $7,430,603)

		OTHER ASSETS & LIABILITIES, NET - (2.44%)	(196,701)

		NET ASSETS - 100.00%	$8,076,990

	*	Non-income producing
	a	Affiliated holding
	b	In bankcruptcy
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
	e	All or a portion of these securities are out on loan.
	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not
		publicly traded in foreign markets.
		At September 30, 2004, the value of these securities amounted to $6,382,528 or 0.08 of net assets.

For ease of presentation, we have grouped a number of classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories following their investment limitations on industry concentration.

Additional information on each restricted security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Deckers Outdoor Corp	06/17/04	$156,784
McLeodUSA, Inc Escrow	05/14/02	0
Newell Rubbermaid, Inc	12/12/01	5,730,654
Playtex Products, Inc	12/12/01	224,706
Priority Healthcare Corp (Class A)	01/04/99	67,236
Triad Hospitals, Inc	12/12/01	1,371,397
United Rentals, Inc	12/12/01	805,632
Wiltel Communications Group Inc	12/04/03	0

		$8,356,409

Open Futures Contracts:

Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Gain (Loss)

E-mini S&P 500 Index	560	$31,217,200	December 2004	$(355,535)
S&P 500 Index	123	34,283,175	December 2004	(87,730)
E-mini Russell 2000 Index	204	11,709,600	December 2004	56,395

				$(386,870)

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

COLLEGE RETIREMENT EQUITIES FUNDS
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

			MATURITY	MOODY'S
PRINCIPAL		RATE	DATE	RATING	VALUE (000)

BOND - 98.39%
CORPORATE BOND - 27.73%
AMUSEMENT AND RECREATION SERVICES - 0.10%
$ 2,000,000	Caesars Entertainment, Inc	7.000	04/15/13	Ba1	$2,225
1,000,000	Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	1,110
2,000,000	Park Place Entertainment Corp (Sr Sub note)	7.875	03/15/10	Ba2	2,260

	TOTAL AMUSEMENT AND RECREATION SERVICES				5,595

AUTO REPAIR, SERVICES AND PARKING - 0.06%
3,000,000	PHH Corp Note	7.125	03/01/13	Baa1	3,429

	TOTAL AUTO REPAIR, SERVICES AND PARKING				3,429

ASSET BACKED - 2.04%
7,600,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (C)	3.777	01/25/22	Aaa	7,622
3,500,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (C)	5.700	02/25/34	Aa2	3,558
1,375,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (C)	5.700	02/25/34	Baa2	1,344
1,750,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (C)	5.700	02/25/34	A2	1,736
6,000,000	CIT Group Home Equity Loan Trust Series 2002-1 (Class Af6)	6.200	02/25/30	Aaa	6,375
9,773,312	Countrywide Asset-Backed Certificates Series 2004 -3N (Class 3)	2.040	05/25/09	Aaa	9,773
9,256,160	Countrywide Home Equity Loan Trust Series 2004 -B (Class 1A)	1.980	02/15/29	Aaa	9,245
10,000,000	Detroit Edison Securitization Funding Llc Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	10,600
10,000,000	Golden Securities Corp Series 2003-A (Class A1)	1.950	12/02/13	Aaa	10,005
2,108,513	Nissan Auto Receivables Owner Trust Series 2001-C (Class A4)	4.800	02/15/07	Aaa	2,123
8,000,000	Peco Energy Transition Trust Series 1999-A (Class A6)	6.050	03/01/09	Aaa	8,426
10,000,000	Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,842
10,198,713	Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	10,720
912,173	Residential Asset Securities Corp Series 2001-KS2 (Class AI4)	6.417	02/25/29	Aaa	920
1,979,238	Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	2,023
1,904,329	Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	2,011
8,655,118	Residential Asset Securities Corp Series 2000-KS4 (Class AI6)	7.435	09/25/31	Aaa	8,958
2,240,484	Saxon Asset Securities Trust Series 1999-3 (Class AF6)	7.525	06/25/14	Aaa	2,318

	TOTAL ASSET BACKED				108,599

BUSINESS SERVICES - 0.23%
2,000,000	Advanstar Communications, Inc	10.750	08/15/10	B3	2,215
4,000,000	Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	4,632
3,500,000	Equifax, Inc	6.300	07/01/05	Baa1	3,591
2,000,000	Sungard Data Systems, Inc Note	3.750	01/15/09	Baa2	1,980

	TOTAL BUSINESS SERVICES				12,418

CHEMICALS AND ALLIED PRODUCTS - 0.88%
10,000,000	Abbott Labs Note	5.625	07/01/06	A1	10,465
3,000,000	Du Pont EI de Nemours & Co Note	4.750	11/15/12	Aa3	3,046
2,000,000	Equistar Chemicals LP/Equistar Funding Corp (Sr Note)	10.625	05/01/11	B2	2,280
1,500,000	Gillette Co/The (Sr Note)	4.125	08/30/07	Aa3	1,534
7,500,000	Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	7,501
5,000,000	Merck & Co, Inc	4.375	02/15/13	Aaa	4,963
2,000,000	Merck & Co, Inc Deb	5.950	12/01/28	Aaa	2,097

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 5,000,000		Pfizer, Inc Note	3.625	11/01/04	Aaa	$5,006
5,000,000		Pharmacia Corp Note	5.750	12/01/05	Aaa	5,185
2,000,000		Procter & Gamble Co	0.055	02/01/34		2,012
3,000,000		Procter & Gamble Co Note	4.950	08/15/14	Aa3	3,070

		TOTAL CHEMICALS AND ALLIED PRODUCTS				47,159

COMMUNICATIONS - 2.48%
2,000,000		America Movil SA de CV	4.125	03/01/09	Baa1	1,949
3,698,001		AT&T Corp (Guarantee Note)	8.375	03/15/13	Baa3	4,478
3,000,000		AT&T Corp (Sr Note)	8.050	11/15/11	Ba1	3,356
4,000,000		AT&T Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	4,742
4,750,000		AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	6,238
5,000,000		BellSouth Telecommunication Note	6.500	06/15/05	Aa3	5,140
7,500,000		British Telecommunications plc Bond	8.875	12/15/30	Baa1	9,855
1,500,000		Citizens Communications Co Note	8.500	05/15/06	Ba3	1,609
2,250,000		Clear Channel Communications, Inc (Sr Note)	5.750	01/15/13	Baa3	2,309
4,000,000		Comcast Cable Communications (Sr Note)	6.750	01/30/11	Baa3	4,437
4,500,000		Comcast Corp (Guarantee Note)	6.500	01/15/15	Baa3	4,860
2,750,000		Comcast Corp Bond	7.050	03/15/33	Baa3	3,014
3,000,000		Cox Communications, Inc Note	4.625	06/01/13	Baa2	2,770
2,500,000		COX Enterprises, Inc Note	4.375	05/01/08	Baa1	2,441
4,000,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa2	5,171
4,250,000		France Telecom Note	8.500	03/01/11	Baa2	5,075
1,000,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B2	1,123
1,150,000		GTE Corp Deb	6.840	04/15/18	A3	1,287
5,000,000		GTE North, Inc Deb	5.650	11/15/08	A1	5,316
2,000,000	h	GTE North, Inc Deb	6.730	02/15/28	A1	2,057
5,500,000		SBC Communications, Inc Note	5.750	05/02/06	A1	5,745
5,000,000		SBC Communications, Inc Note	5.875	02/01/12	A1	5,312
7,000,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	7,400
4,000,000		Sprint Capital Corp (Guarantee Note)	6.900	05/01/19	Baa3	4,379
4,500,000		Sprint Capital Corp (Guarantee Note)	6.875	11/15/28	Baa3	4,704
4,000,000		Sprint Capital Corp Note	8.375	03/15/12	Baa3	4,845
13,500,000		Verizon Virginia, Inc Deb	4.625	03/15/13	Aa3	13,117
5,000,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	5,233
2,000,000		Vodafone Group plc Note	3.950	01/30/08	A2	2,030
2,000,000		Vodafone Group plc Note	5.000	12/16/13	A2	2,028

		TOTAL COMMUNICATIONS				132,020

DEPOSITORY INSTITUTIONS - 3.22%
4,500,000		Bank of America Corp (Sr Note)	5.875	02/15/09	Aa2	4,870
4,500,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	4,562
3,000,000		Bank of America Corp (Sr. Note)	3.375	02/17/09	Aa2	2,951
4,000,000		Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	4,671
6,500,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	6,480
7,000,000		Bank One NA Illinois Note	5.500	03/26/07	Aa2	7,389
5,000,000		Bank One NA Illinois Note	3.700	01/15/08	Aa2	5,041
4,000,000		BB & T Corp (Sub Note)	6.500	08/01/11	A2	4,473
6,500,000		Citigroup, Inc (Sub Note)	5.625	08/27/12	Aa2	6,950
14,165,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2e	14,207
8,500,000		Citigroup, Inc Note	4.125	06/30/05	Aa1	8,608
4,500,000		Citigroup, Inc Note	6.000	02/21/12	Aa1	4,952
4,500,000		Credit Suisse First Boston USA Inc Note	6.125	11/15/11	Aa3	4,904
3,000,000		Golden West Financial Corp (Sr Note)	4.125	08/15/07	A1	3,065
3,500,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	3,521
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	Baa1	1,959
7,000,000		JP Morgan Chase & Co (Sub Note)	7.875	06/15/10	A1	8,257
5,000,000		JP Morgan Chase & Co Note	4.500	11/15/10	Aa3	5,063
2,000,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1e	2,014
2,000,000		Marshall & Ilsley Corp Note	4.375	08/01/09	A1	2,039
2,000,000		Marshall & Isley Bank (Sr Note)	4.125	09/04/07	Aa3	2,043
1,000,000		Marshall & Isley Bank (Sub Note)	5.250	09/04/12	A1	1,036
5,000,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	5,202
5,000,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	5,245

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 3,250,000		Popular North America, Inc	4.700	06/30/09	A3	$3,330
2,500,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	2,762
4,500,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	4,862
5,000,000		US Bank National Association (Sub Note)	6.300	02/04/14	Aa3	5,558
2,000,000		Wachovia Corp (Sr. Note)	3.625	02/17/09	Aa3	1,984
4,500,000		Wachovia Corp (Sub Note)	4.875	02/15/14	A1	4,485
9,500,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	9,711
2,000,000		Washington Mutual, Inc Note	4.000	01/15/09	A3	2,002
5,000,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	5,079
12,500,000	h	Wells Fargo Home Equity Trust	4.500	06/30/10		12,500

		TOTAL DEPOSITORY INSTITUTIONS				171,775

ELECTRIC, GAS, AND SANITARY SERVICES - 1.67%
3,000,000		Carolina Power & Light Co (First Mortgage Bond)	6.125	09/15/33	A3	3,140
4,250,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	5,010
3,500,000		Consolidated Edison Co of New York	4.700	06/15/09	A1	3,620
4,000,000		Consolidated Edison Co of New York Note Deb	4.875	02/01/13	A1	4,055
3,500,000		Consolidated Natural Gas Co	5.000	03/01/14	A3	3,500
5,250,000		Duke Capital LLC Note	5.668	08/15/14	Baa3	5,348
2,000,000		Duke Energy Corp (First Mortgage Bond)	4.500	04/01/10	A3	2,033
9,750,000		FirstEnergy Corp Note	6.450	11/15/11	Baa3	10,636
5,000,000		Florida Power & Light Co (First Mortgage Bond)	6.875	12/01/05	Aa3	5,248
5,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	5,166
3,000,000		Kinder Morgan Energy Partners LP (Sr Note)	5.000	12/15/13	Baa1	2,973
4,000,000		National Fuel Gas Co Note	5.250	03/01/13	A3	4,090
1,250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	1,476
4,500,000		Northern Border Pipeline Co Note	6.250	05/01/07	A3	4,772
2,500,000		Ohio Edison Co	4.000	05/01/08	Baa2	2,505
3,750,000		Pacific Gas & Electric Co (1st Mtge)	6.050	03/01/34	Baa2	3,807
2,250,000		Progress Energy Florida, Inc	4.800	03/01/13	A1	2,254
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,427
2,500,000		Public Service Co of Colorado (Collateral Note)	5.500	04/01/14	A3	2,638
2,750,000		Southern California Edison Co (1st Mtge)	6.000	01/15/34	A3	2,851
2,000,000		TXU Energy Co (Sr Note)	7.000	03/15/13	Baa2	2,260
2,000,000		Virginia Electric and Power Co (Sr Note)	4.750	03/01/13	A3	1,990
2,000,000		Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	2,425
1,500,000		Westar Energy, Inc (First Mortgage Bond)	6.000	07/01/14	Ba1	1,612
3,000,000		Wisconsin Electric Power Note	5.625	05/15/33	A1	3,001

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				88,837

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.21%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,985
7,000,000		General Electric Co Note	5.000	02/01/13	Aaa	7,191

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				11,176

ENGINEERING AND MANAGEMENT SERVICES - 0.10%
5,000,000		AIG SunAmerica Global Financing Vi (Secured Note)	6.300	05/10/11	Aaa	5,512

		TOTAL ENGINEERING AND MANAGEMENT SERVICES				5,512

FABRICATED METAL PRODUCTS - 0.13%
3,000,000		Crane Co (Sr Note)	5.500	09/15/13	Baa2	3,096
3,750,000		Fortune Brands, Inc Note	4.875	12/01/13	A2	3,806

		TOTAL FABRICATED METAL PRODUCTS				6,902

FOOD AND KINDRED PRODUCTS - 0.78%
3,750,000		Anheuser-Busch Cos,, Inc Bond	4.375	01/15/13	A1	3,715
4,000,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	4,039
1,750,000		Bunge Ltd Finance Corp Note	5.875	05/15/13	Baa3	1,822
6,500,000		ConAgra Foods, Inc Note	7.875	09/15/10	Baa1	7,686
2,500,000		Conagra Foods, Inc Note	8.250	09/15/30	Baa1	3,251
5,000,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	5,517

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 3,000,000		Kellogg Co Deb	7.450	04/01/31	Baa2	$3,704
4,000,000		Kraft Foods, Inc Bonds	6.500	11/01/31	A3	4,300
2,000,000		Sara Lee Corp Note	6.250	09/15/11	A3	2,224
2,000,000		Sara Lee Corp Note	3.875	06/15/13	A3	1,876
3,250,000		Unilever Capital Corp (Guarantee Note)	5.900	11/15/32	A1	3,373

		TOTAL FOOD AND KINDRED PRODUCTS				41,507

FOOD STORES - 0.17%
2,000,000		Delhaize America, Inc (Guarantee Note)	8.125	04/15/11	Ba1	2,284
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,941
2,500,000		Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	2,811

		TOTAL FOOD STORES				9,036

FORESTRY - 0.16%
3,000,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	3,153
5,000,000		Weyerhaeuser Co Note	5.950	11/01/08	Baa2	5,380

		TOTAL FORESTRY				8,533

GENERAL BUILDING CONTRACTORS - 0.47%
2,000,000		Beazer Homes USA, Inc (Guarantee Note)	8.375	04/15/12	Ba1	2,210
4,000,000		Centex Corp Note	4.750	01/15/08	Baa2	4,121
2,000,000		Dr Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	2,415
1,500,000		DR Horton, Inc	5.000	01/15/09	Ba1	1,526
2,000,000		K Hovnanian Enterprises, Inc (Guarantee Note)	6.500	01/15/14	Ba2	2,045
3,000,000	h	Lennar Corp Note	5.500	09/01/14	Baa3	3,046
7,250,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	7,373
2,250,000		Pulte Homes, Inc Note	5.250	01/15/14	Baa3	2,246

		TOTAL GENERAL BUILDING CONTRACTORS				24,982

GENERAL MERCHANDISE STORES - 0.32%
7,500,000		Target Corp Note	4.000	06/15/13	A2	7,179
6,250,000		Wal-Mart Stores, Inc Note	4.125	02/15/11	Aa2	6,259
3,000,000		Wal-Mart Stores, Inc Note	7.550	02/15/30	Aa2	3,811

		TOTAL GENERAL MERCHANDISE STORES				17,249

HEALTH SERVICES - 0.08%
4,000,000		Laboratory Corp of America Holdings Note	5.500	02/01/13	Baa3	4,088

		TOTAL HEALTH SERVICES				4,088

HOLDING AND OTHER INVESTMENT OFFICES - 0.41%
3,000,000		Boston Properties, Inc (Sr Note)	6.250	01/15/13	Baa2	3,239
5,000,000		Brascan Corp Note	7.125	06/15/12	Baa3	5,665
5,000,000		Camden Property Trust Note	5.875	06/01/07	Baa2	5,291
3,250,000		Chelsea Property Group, Inc Note	6.000	01/15/13	Baa2	3,421
4,000,000		EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa2	4,209

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				21,825

HOTELS AND OTHER LODGING PLACES - 0.08%
2,000,000		Boyd Gaming Corp (Sr Sub Note)	8.750	04/15/12	B1	2,230
1,750,000		MGM Mirage (Sr Note)	6.000	10/01/09	Bae	1,774

		TOTAL HOTELS AND OTHER LODGING PLACES				4,004

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.14%
3,500,000		Hewlett-Packard Co Note	6.500	07/01/12	A3	3,929
1,500,000		Kennametal, Inc (Sr Note)	7.200	06/15/12	Ba1	1,637
2,000,000		New York State Electric & Gas Corp Note	5.500	11/15/12	Baa2	2,070

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				7,636

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
$ 2,250,000		Hartford Financial Services Group, Inc (Sr Note)	4.750	03/01/14	A3	$2,206
4,500,000		Marsh & McLennan Cos, Inc (Sr Note)	5.375	03/15/07	A2	4,713
4,500,000		Marsh & McLennan Cos, Inc (Sr Note)	6.250	03/15/12	A2	4,934
3,000,000		Metlife, Inc (Sr Note)	5.375	12/15/12	A2	3,111

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				14,964

INSURANCE CARRIERS - 0.52%
4,250,000		Allstate Corp/The Note	5.000	08/15/14	A1	4,249
2,000,000		Anthem, Inc Note	3.500	09/01/07	Baa1	2,000
3,000,000		International Finance Corp	3.750	06/30/09	Aaa	3,024
1,100,000		International Lease Finance Corp Note	6.375	03/15/09	A1	1,203
4,000,000		John Hancock Global Funding II Note	7.900	07/02/10	Aa3	4,725
1,000,000		Metlife, Inc	6.375	06/15/34	A2	1,057
2,500,000		Safeco Corp (Sr Note)	4.875	02/01/10	Baa1	2,566
4,000,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A3	3,968
4,000,000		UnitedHealth Group, Inc Note	3.375	08/15/07	A3	3,998
1,000,000		WellPoint Health Networks Note	6.375	01/15/12	Baa1	1,104

		TOTAL INSURANCE CARRIERS				27,894

METAL MINING - 0.11%
1,750,000		Alcan, Inc	6.125	12/15/33	Baa1	1,819
4,000,000		Placer Dome, Inc Deb	6.375	03/01/33	Baa2	4,180

		TOTAL METAL MINING				5,999

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.07%
3,500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	3,667

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,667

MISCELLANEOUS RETAIL - 0.22%
4,000,000		CVS Corp Note	3.875	11/01/07	A3	4,052
3,500,000	g	CVS Corp Note	4.875	09/15/14	A3	3,490
4,000,000		Tyco International Group SA (Company Guarantee)		11/15/13		4,314

		TOTAL MISCELLANEOUS RETAIL				11,856

MOTION PICTURES - 0.41%
2,500,000		AOL Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	2,545
12,000,000		AOL Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	13,396
2,250,000		AOL Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	2,617
3,000,000		Walt Disney Co Note	5.500	12/29/06	Baa1	3,138

		TOTAL MOTION PICTURES				21,696

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.07%
3,500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	3,551

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				3,551

NONDEPOSITORY INSTITUTIONS - 2.83%
2,000,000		AGL Capital Corp Bond	6.000	10/01/34	Baa1	1,984
3,500,000		American Honda Finance Corp	4.500	05/26/09	A1	3,582
3,000,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	2,990
4,250,000		CIT Group, Inc (Sr Note)		09/30/14		4,251
9,000,000		CIT Group, Inc (Sr Sub Note)	4.125	02/21/06	A2	9,161
4,000,000		Countrywide Home Loans, Inc (Guarantee Note)	5.625	07/15/09	A3	4,264
5,000,000		European Investment Bank Note		10/15/07		4,999
2,000,000		Falconbridge Ltd Note	7.350	06/05/12	Baa3	2,293
8,000,000		Ford Motor Credit Co Note	6.500	01/25/07	A3	8,474
9,000,000		Ford Motor Credit Co Note	7.000	10/01/13	A3	9,516

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 4,000,000		Fosters Brewing Note	6.875	06/15/11	Baa1	$4,515
14,000,000		General Electric Capital Corp Note	3.500	05/01/08	Aaa	14,012
6,000,000		General Electric Capital Corp Note	3.125	04/01/09	Aaa	5,845
7,500,000		General Electric Capital Corp Note	5.875	02/15/12	Aaa	8,155
5,000,000		General Electric Capital Corp Note	5.450	01/15/13	Aaa	5,293
5,500,000		General Electric Capital Corp Note	4.750	09/15/14	Aaa	5,473
250,000		General Electric Capital Corp Note	6.750	03/15/32	Aaa	288
5,500,000		General Motors Acceptance Corp Note	7.750	01/19/10	A3	6,082
5,000,000		Household Finance Corp (Sr Unsub Note)	5.875	02/01/09	A1	5,391
4,000,000		Household Finance Corp Note	4.125	12/15/08	A1	4,045
3,000,000		Household Finance Corp Note	7.000	05/15/12	A1	3,441
11,250,000		Household Finance Corp Note	6.375	11/27/12	A1	12,456
3,000,000		HSBC Capital Funding LP/Jersey Channel Islands (Guarantee Note)	4.610	12/29/49	A1	2,883
4,000,000		KeyBank National Association Note	5.000	07/17/07	A1	4,172
4,000,000		MBNA America Bank Note	5.375	01/15/08	Baa1	4,209
3,000,000		National Rural Utility Coop Finance Note	5.750	08/28/09	A2	3,211
2,500,000		Nordic Investment Bank (Unsub Note)	2.875	06/15/09	Aaa	2,420
4,000,000		SLM Corp Note	4.000	01/15/09	A2	4,017
3,500,000		Toyota Motor Credit Corp Note	0.029	07/08/08		3,425

		TOTAL NONDEPOSITORY INSTITUTIONS				150,847

OIL AND GAS EXTRACTION - 1.05%
2,000,000		Anadarko Finance (Guarantee Note)	6.750	05/01/11	Baa1	2,266
3,500,000		Anadarko Petroleum Corp	6.125	03/15/12	Baa1	3,863
2,000,000		Burlington Resource (Guarantee Note)	6.400	08/15/11	Baa1	2,227
5,000,000		Burlington Resource (Guarantee Note)	7.200	08/15/31	Baa1	5,916
5,000,000		Canadian Natural Resources Ltd Note	7.200	01/15/32	Baa1	5,868
1,000,000		Chesapeake Energy Corp (Guarantee Note)	9.000	08/15/12	Ba3	1,143
2,500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	2,483
2,000,000		EnCana Corp Bond	6.500	08/15/34	Baa2	2,141
4,000,000		Equitable Resources, Inc Bond	5.150	11/15/12	A2	4,159
3,750,000		Halliburton Co	5.500	10/15/10	Baa2	3,934
2,000,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	2,044
1,500,000		Pemex Project Funding Master Trust (Guarantee Note)	6.125	08/15/08	Baa1	1,583
6,750,000		Pemex Project Funding Master Trust (Guarantee Note)	9.125	10/13/10	Baa1	8,049
3,000,000		Plains All American Pipeline LP/PAA Finance Corp (Sr Note)	5.625	12/15/13	Baa3	3,098
4,250,000		Plains All American Pipeline LP/PAA Finance Corp Bond	5.875	08/15/16	Baa3	4,395
3,000,000		Plains All American Pipeline LP/PAA Finance Corp Note	4.750	08/15/09	Baa3	3,080

		TOTAL OIL AND GAS EXTRACTION				56,249

OTHER MORTGAGE BACKED SECURITIES - 2.71%
3,805,831		AQ Finance NIM Trust Series 2004 -RN2 (Class A2)	2.040	04/25/09	Aaa	3,806
4,887,970		AQ Finance NIM Trust Series 2004 -RN3 (Class A3)	2.020	05/25/09	Aaae	4,888
10,000,000	h	Bank of America Commercial Mortgage Securities Corp Series 2004-4 (Cla	4.877	07/10/42	N.A.	10,050
10,000,000		Centex Home Equity Trust Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,246
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-C4 (Class A4)	6.180	12/15/35	N.A.	15,365
21,000,000		General Electric Commercial Mortgage Securities Corp Series 2003-C2 (Cl	5.145	07/10/37	Aaa	21,779
10,000,000		GMAC Commercial Mortgage Securities Corp Series 2004-C1 (Class A4)	4.908	03/10/38	N.A.	10,113
18,000,000		Greenwich Capital Commercial Funding Corp Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	18,759
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002- C1(C	5.376	07/12/37	Aaa	14,985
5,844,386		Option One Mortgage Securities Corp NIM Trust Series 2004-1A (Class A	2.030	04/26/09	Aaa	5,844
14,000,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	14,360
14,000,000		Wachovia Bank Commercial Mortgage Trust Series 2004-C14 (Class A4)	5.088	08/15/41	Aaae	14,287

		TOTAL OTHER MORTGAGE BACKED SECURITIES				144,482

PAPER AND ALLIED PRODUCTS - 0.54%
1,750,000		Abitibi-Consolidated, Inc Deb	8.850	08/01/30	Ba2	1,733
4,000,000		Boise Cascade Corp (Sr Note)	6.500	11/01/10	Ba2	4,460
2,000,000		Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba2	2,340
2,500,000		International Paper Co Note	3.800	04/01/08	Baa2	2,499
9,250,000		International Paper Co Note	5.850	10/30/12	Baa2	9,772
3,000,000		Kimberly-Clark Corp Note	5.000	08/15/13	Aa2	3,106
4,250,000		Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa3	4,663

		TOTAL PAPER AND ALLIED PRODUCTS				28,573

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

PERSONAL SERVICES - 0.04%
$ 2,000,000		Coinmach Corp (Sr Note)	9.000	02/01/10	B2	$2,075

		TOTAL PERSONAL SERVICES				2,075

PETROLEUM AND COAL PRODUCTS - 0.73%
7,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	7,809
3,000,000		Conoco, Inc (Sr Note)	6.950	04/15/29	A3	3,475
2,000,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	2,056
3,000,000	h	Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3e	3,017
6,000,000	h	Enterprise Products Operating LP (Sr Note)	4.625	10/15/09	Baa3e	6,050
2,000,000	h	Enterprise Products Operating LP (Sr Note)	5.600	10/15/14	Baa3e	2,015
3,000,000	h	Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3e	3,008
5,000,000		Pemex Project Funding Master Trust (Guarantee Note)	8.000	11/15/11	Baa1	5,700
3,500,000		Valero Energy Corp Note	6.125	04/15/07	Baa3	3,726
2,000,000		Valero Energy Corp Note	6.875	04/15/12	Baa3	2,244

		TOTAL PETROLEUM AND COAL PRODUCTS				39,100

PIPELINES, EXCEPT NATURAL GAS - 0.11%
2,000,000		Kaneb Pipe Line Operating Partnership LP (Sr Note)	5.875	06/01/13	Ba1	2,064
3,750,000		TransCanada Pipelines Ltd Note	4.000	06/15/13	A2	3,546

		TOTAL PIPELINES, EXCEPT NATURAL GAS				5,610

PRIMARY METAL INDUSTRIES - 0.09%
4,250,000		Alcoa, Inc Note	6.500	06/01/11	A2	4,781

		TOTAL PRIMARY METAL INDUSTRIES				4,781

PRINTING AND PUBLISHING - 0.44%
4,000,000		Belo (A.H.) Corp Series B Deb Note	7.250	09/15/27	Baa3	4,335
2,000,000		Mail Well I Corp (Guarantee Note)	9.625	03/15/12	B1	2,200
3,000,000		News America Holdings Deb	7.700	10/30/25	Baa3	3,529
2,000,000		News America, Inc (Guarantee Note)	6.550	03/15/33	Baa3	2,110
2,000,000		Quebecor Media, Inc (Sr Note)	11.125	07/15/11	B2	2,310
3,000,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	3,487
3,000,000		Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	3,334
2,000,000		Von Hoffmann Press, Inc (Guarantee Note)	10.250	03/15/09	B2	2,220

		TOTAL PRINTING AND PUBLISHING				23,525

RAILROAD TRANSPORTATION - 0.44%
3,750,000		Burlington North Santa Fe Note	5.900	07/01/12	Baa2	4,034
3,500,000		Canadian National Railway Co Note	4.400	03/15/13	Baa1	3,413
2,000,000		Norfolk Southern Corp (Sr Note)	7.250	02/15/31	Baa1	2,338
4,400,000		Union Pacific Corp Note	7.600	05/01/05	Baa2	4,525
5,000,000		Union Pacific Corp Note	5.750	10/15/07	Baa2	5,300
3,500,000		Union Pacific Corp Note	6.650	01/15/11	Baa2	3,894

		TOTAL RAILROAD TRANSPORTATION				23,504

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
3,500,000		Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	3,692
1,750,000		Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	1,827

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				5,519

SECURITY AND COMMODITY BROKERS - 1.23%
4,000,000		Bear Stearns Cos, Inc Note	5.700	11/15/14	A1	4,216
3,000,000		Franklin Rrsources, Inc	3.700	04/15/08	A2	3,003
2,750,000		Goldman Sachs Group Inc Note	5.250	10/15/13	Aa3	2,785
5,000,000		Goldman Sachs Group LP Note	5.000	10/01/14	Aa3e	4,946

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

			MATURITY	MOODY'S
PRINCIPAL		RATE	DATE	RATING	VALUE (000)

$ 2,000,000	Goldman Sachs Group, Inc (Sub Note)	6.345	02/15/34	A1	$2,007
4,000,000	Goldman Sachs Group, Inc Note	6.125	02/15/33	Aa3	4,019
5,000,000	Lehman Brothers Holdings, Inc Note	6.250	05/15/06	A1	5,267
5,000,000	Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	5,071
4,500,000	Lehman Brothers Holdings, Inc Note	3.500	08/07/08	A1	4,464
4,500,000	Lehman Brothers Holdings, Inc Note	6.625	01/18/12	A1	5,038
6,400,000	Morgan Stanley (Sub Note)	4.750	04/01/14	A1	6,195
5,500,000	Morgan Stanley Note	3.625	04/01/08	Aa3	5,509
8,000,000	Morgan Stanley Note	6.600	04/01/12	Aa3	8,951
4,000,000	Morgan Stanley Note	5.300	03/01/13	Aa3	4,109

	TOTAL SECURITY AND COMMODITY BROKERS				65,580

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
1,000,000	Corning, Inc	5.900	03/15/14	Ba2	977
3,250,000	CRH America Inc (Guarantee Note)	0.064	10/15/33		3,456

	TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,433

TOBACCO PRODUCTS - 0.02%
1,250,000	RJ Reynolds Tobacco Holdings, Inc (Guarantee Note)	6.500	06/01/07	Ba2	1,269

	TOTAL TOBACCO PRODUCTS				1,269

TRANSPORTATION BY AIR - 0.14%
5,000,000	Continental Airlines, Inc Note (Pass-Thru Cert)	6.563	02/15/12	Aaa	5,367
2,000,000	Southwest Airlines Co (Pass-Thru Cert)	5.496	11/01/06	Aa2	2,078

	TOTAL TRANSPORTATION BY AIR				7,445

TRANSPORTATION EQUIPMENT - 1.35%
8,000,000	Boeing Capital Corp	5.800	01/15/13	A3	8,597
3,500,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	4,279
4,000,000	DaimlerChrysler NA Holding Corp Note	0.065	11/15/13		4,340
6,250,000	Ford Motor Co Deb Bond	6.625	10/01/28	Baa1	5,665
21,500,000	General Motors Acceptance Corp	5.625	05/15/09	A3	21,903
1,500,000	General Motors Acceptance Corp Note	5.125	05/09/08	A3	1,532
7,000,000	General Motors Acceptance Corp Note	6.875	09/15/11	A3	7,356
5,250,000	General Motors Corp Deb	8.375	07/15/33	Baa1	5,581
3,500,000	Lockheed Martin Corp Bond	8.500	12/01/29	Baa2	4,634
4,000,000	Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa3	4,927
2,500,000	United Technologies Corp Deb	7.500	09/15/29	A2	3,127

	TOTAL TRANSPORTATION EQUIPMENT				71,941

WHOLESALE TRADE-DURABLE GOODS - 0.09%
2,000,000	Ingram Micro, Inc (Sr Sub Note)	9.875	08/15/08	Ba2	2,188
3,000,000	Johnson & Johnson Deb	3.800	05/15/13	Aaa	2,870

	TOTAL WHOLESALE TRADE-DURABLE GOODS				5,058

WHOLESALE TRADE-NONDURABLE GOODS - 0.33%
3,500,000	GlaxoSmithKline Capital Inc (Guarantee Note)	5.375	04/15/34	Aa2	3,416
2,000,000	ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	2,230
3,250,000	Safeway, Inc Note	4.800	07/16/07	Baa2	3,342
8,000,000	Unilever Capital Corp (Guarantee Note)	6.875	11/01/05	A1	8,378

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				17,366

	TOTAL CORPORATE BOND
	(Cost $1,370,733)				1,479,266

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

GOVERNMENT BOND - 70.65%
AGENCY SECURITIES - 15.28%
$ 110,050,000		Federal Farm Credit Bank Bond	2.250	09/01/06	Aaa	$109,042
120,140,000		Federal Home Loan Bank (FHLB)	1.875	02/15/05	Aaa	120,127
15,000,000		Federal Home Loan Bank (FHLB)	5.250	06/18/14	Aaa	15,723
20,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	4.250	06/15/05	Aaa	20,280
75,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	74,316
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.100	04/10/07	Aaa	3,290
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	15,023
17,090,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	11/12/08	Aaa	17,122
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	05/12/09	Aaa	15,049
75,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	86,313
23,899,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	25,944
30,000,000		Federal Home Loan Mortgage Corp (FHLMC)	6.375	08/01/11	Aa2	31,231
31,800,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	07/15/14	Aaa	32,750
69,050,000		Federal National Mortgage Association (FNMA)	2.250	05/15/06	Aaa	68,599
50,000,000		Federal National Mortgage Association (FNMA)	4.375	10/15/06	Aaa	51,526
37,000,000		Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	38,656
46,500,000		Federal National Mortgage Association (FNMA)	3.500	10/15/07	Aaa	46,507
29,000,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	33,645
10,000,000		Federal National Mortgage Association (FNMA)	4.625	10/15/14	Aaa	9,963

		TOTAL AGENCY SECURITIES				815,106

FOREIGN GOVERNMENT BONDS - 1.93%
2,750,000		Brazilian Government International Bond Note	10.250	06/17/13	B1	3,043
4,000,000	h	Brazilian Government International Bond Note	7.250	03/15/04	B1	3,943
5,500,000		Canada Government Bond	6.750	08/28/06	Aaa	5,908
1,750,000	h	Guatemala Government Bond	8.125	10/06/34	Ba2e	1,781
5,000,000		Korea Development Bank Note	5.750	09/10/13	A3	5,271
6,152,000		Mexico Government International Bond	5.875	01/15/14	Baa2	6,244
8,000,000		Mexico Government International Bond	6.750	09/27/34	Baa2e	7,684
3,000,000		Mexico Government International Note	4.625	10/08/08	Baa2	3,030
10,000,000		Mexico Government International Note	6.375	01/16/13	Baa2	10,555
5,000,000		Province Of British Columbia Note	4.625	10/03/06	Aa2	5,169
13,000,000		Province Of British Columbia Note	5.375	10/29/08	Aa2	13,912
5,000,000		Province Of Manitoba Note	4.250	11/20/06	Aa2	5,136
5,000,000		Province of Ontario, Canada Note	5.500	10/01/08	Aa2	5,370
5,000,000		Province of Ontario, Canada Note	7.000	08/04/05	Aa2	5,194
3,500,000		Province of Ontario, Canada Note	5.125	07/17/12	Aa2	3,701
10,000,000		Province of Quebec Deb	7.500	09/15/29	A1	12,926
4,000,000		Republic of Chile	5.500	01/15/13	Baa1	4,168

		TOTAL FOREIGN GOVERNMENT BONDS				103,035

MORTGAGE BACKED SECURITIES - 31.83%
749,731		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/01/11		787
20,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/31/04		19,919
344,118		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		365
5,410,999		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		5,728
14,590,150		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		14,850
26,071,232	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		26,535
11,085,658		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/18		11,075
9,392,096		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/18		9,383
10,830,550		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		10,820
5,515,909		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		5,511
16,895,213		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		16,879
6,878,918		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		7,116
1,630,885		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		1,774
505,109		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	11/01/31		536
1,281,471		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		1,360
418,558		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		444
532,058		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		565
197,508		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		210
78,053		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		83
195,268		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		207
138,762		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		147
593,773		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		630
954,144		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	01/01/32		1,013

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 122,015		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	01/01/32		$130
1,392,934		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	02/01/32		1,514
9,899,116		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		10,056
19,458,792		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		19,768
7,310,117		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	11/01/33		7,426
16,781,594		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		17,358
8,810,278		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		8,950
14,367,193		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		14,582
19,743,447		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		20,039
6,486,116		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		6,707
1,715,975		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		1,825
174,954		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23		187
2,609,180		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	10/01/23		2,717
1,451,364		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13		1,539
2,152,725		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/23		2,242
3,935,997		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/24		3,954
71,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/15/33		73,308
187,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/31/04		193,370
35,000,000	h	Federal National Mortgage Association (FNMA)	5.000	10/31/04		35,547
28,000,000	h	Federal National Mortgage Association (FNMA)	5.500	10/31/04		28,928
53,000,000	h	Federal National Mortgage Association (FNMA)	6.000	11/30/04		54,607
176,178		Federal National Mortgage Association (FNMA)	6.000	12/01/08		185
1,665,874		Federal National Mortgage Association (FNMA)	6.500	05/01/09		1,763
280,942		Federal National Mortgage Association (FNMA)	7.500	11/01/10		299
67,444		Federal National Mortgage Association (FNMA)	8.000	06/01/11		72
91,550		Federal National Mortgage Association (FNMA)	8.000	06/01/11		98
58,270		Federal National Mortgage Association (FNMA)	8.000	06/01/11		62
23,406		Federal National Mortgage Association (FNMA)	8.000	06/01/11		25
62,519		Federal National Mortgage Association (FNMA)	8.000	07/01/11		67
1,345,777		Federal National Mortgage Association (FNMA)	7.500	02/01/15		1,433
3,192,730		Federal National Mortgage Association (FNMA)	7.500	04/01/15		3,399
3,628,411		Federal National Mortgage Association (FNMA)	7.500	04/01/15		3,863
51,796		Federal National Mortgage Association (FNMA)	6.500	02/01/16		55
224,201		Federal National Mortgage Association (FNMA)	6.500	03/01/16		237
149,453		Federal National Mortgage Association (FNMA)	6.500	04/01/16		158
2,862,842		Federal National Mortgage Association (FNMA)	6.500	10/01/16		3,033
1,942,493		Federal National Mortgage Association (FNMA)	6.500	11/01/16		2,058
1,537,329		Federal National Mortgage Association (FNMA)	6.000	11/01/17		1,613
4,962,748		Federal National Mortgage Association (FNMA)	6.000	12/01/17		5,207
10,830,833		Federal National Mortgage Association (FNMA)	6.000	01/01/18		11,364
4,101,110		Federal National Mortgage Association (FNMA)	6.000	02/01/18		4,303
7,050,102		Federal National Mortgage Association (FNMA)	6.500	02/01/18		7,468
13,164,966		Federal National Mortgage Association (FNMA)	5.500	03/01/18		13,627
53,875,036	d	Federal National Mortgage Association (FNMA)	5.500	04/01/18		55,767
8,169,146		Federal National Mortgage Association (FNMA)	5.500	04/01/18		8,456
8,577,795		Federal National Mortgage Association (FNMA)	6.000	04/01/18		8,999
4,318,533		Federal National Mortgage Association (FNMA)	6.500	04/01/18		4,575
20,000,000	h	Federal National Mortgage Association (FNMA)	4.500	10/25/18		19,925
29,585,474		Federal National Mortgage Association (FNMA)	4.500	12/01/18		29,569
2,118,957		Federal National Mortgage Association (FNMA)	6.000	01/01/19		2,213
315,662		Federal National Mortgage Association (FNMA)	6.000	02/01/19		330
27,102,031		Federal National Mortgage Association (FNMA)	5.000	04/01/19		27,570
520,369		Federal National Mortgage Association (FNMA)	8.000	03/01/23		570
11,014,668		Federal National Mortgage Association (FNMA)	5.000	12/01/23		11,066
3,664,210		Federal National Mortgage Association (FNMA)	5.500	02/01/24		3,755
20,543,025		Federal National Mortgage Association (FNMA)	5.000	06/01/24		20,613
6,900,534		Federal National Mortgage Association (FNMA)	5.500	07/01/24		7,065
1,235,597		Federal National Mortgage Association (FNMA)	8.000	07/01/24		1,352
9,901,132		Federal National Mortgage Association (FNMA)	5.500	08/01/24		10,137
302,764		Federal National Mortgage Association (FNMA)	9.000	11/01/25		339
77,000,000	h	Federal National Mortgage Association (FNMA)	6.500	11/25/31		80,561
8,850,768		Federal National Mortgage Association (FNMA)	6.500	06/01/32		9,290
1,628,623		Federal National Mortgage Association (FNMA)	7.000	07/01/32		1,728
1,246,516		Federal National Mortgage Association (FNMA)	7.000	07/01/32		1,322
3,730,822		Federal National Mortgage Association (FNMA)	5.500	06/01/33		3,788
13,280,642		Federal National Mortgage Association (FNMA)	5.500	07/01/33		13,486

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 19,299,877		Federal National Mortgage Association (FNMA)	5.500	07/01/33		$19,598
14,021,997		Federal National Mortgage Association (FNMA)	5.500	07/01/33		14,248
8,805,403		Federal National Mortgage Association (FNMA)	4.500	08/01/33		8,502
113,000,000	h	Federal National Mortgage Association (FNMA)	5.500	08/17/33		114,483
6,219,867		Federal National Mortgage Association (FNMA)	5.000	09/01/33		6,170
23,624,121		Federal National Mortgage Association (FNMA)	4.500	10/01/33		22,809
4,084,281		Federal National Mortgage Association (FNMA)	5.000	10/01/33		4,052
1,354,301		Federal National Mortgage Association (FNMA)	5.500	10/01/33		1,375
10,526,422		Federal National Mortgage Association (FNMA)	5.000	11/01/33		10,443
1,503,096		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,491
13,120,023		Federal National Mortgage Association (FNMA)	5.000	11/01/33		13,016
4,510,181		Federal National Mortgage Association (FNMA)	5.500	11/01/33		4,580
4,632,172		Federal National Mortgage Association (FNMA)	5.500	11/01/33		4,704
4,171,820		Federal National Mortgage Association (FNMA)	6.500	11/01/33		4,380
8,046,237		Federal National Mortgage Association (FNMA)	5.000	12/01/33		7,982
3,437,907		Federal National Mortgage Association (FNMA)	5.500	12/01/33		3,491
8,438,188		Federal National Mortgage Association (FNMA)	5.500	12/01/33		8,568
7,413,933		Federal National Mortgage Association (FNMA)	5.500	12/01/33		7,528
1,875,160		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,904
2,828,744		Federal National Mortgage Association (FNMA)	5.500	12/01/33		2,872
18,734,372		Federal National Mortgage Association (FNMA)	5.500	12/01/33		19,023
15,520,311		Federal National Mortgage Association (FNMA)	5.500	12/01/33		15,760
22,835,062		Federal National Mortgage Association (FNMA)	5.500	12/01/33		23,187
3,834,628		Federal National Mortgage Association (FNMA)	5.500	12/01/33		3,894
5,690,259		Federal National Mortgage Association (FNMA)	5.500	01/01/34		5,778
12,135,848		Federal National Mortgage Association (FNMA)	5.500	01/01/34		12,323
19,949,479		Federal National Mortgage Association (FNMA)	5.500	02/01/34		20,257
43,595,790		Federal National Mortgage Association (FNMA)	5.000	03/01/34		43,249
113,187,754	d	Federal National Mortgage Association (FNMA)	5.000	03/01/34		112,286
4,764,775	d	Federal National Mortgage Association (FNMA)	5.000	04/01/34		4,727
43,000,000	h	Government National Mortgage Association (GNMA)	5.000	10/31/04		42,758
16,000,000	h	Government National Mortgage Association (GNMA)	5.500	10/31/04		16,270
30,723		Government National Mortgage Association (GNMA)	8.500	10/15/09		33
52,473		Government National Mortgage Association (GNMA)	8.500	12/15/09		57
504,158		Government National Mortgage Association (GNMA)	9.000	12/15/09		549
82,829		Government National Mortgage Association (GNMA)	8.500	12/15/09		90
72,481		Government National Mortgage Association (GNMA)	8.500	01/15/10		79
75,306		Government National Mortgage Association (GNMA)	8.500	01/15/10		82
36,263		Government National Mortgage Association (GNMA)	9.000	06/15/16		41
16,339		Government National Mortgage Association (GNMA)	9.000	09/15/16		18
6,845		Government National Mortgage Association (GNMA)	9.000	09/15/16		8
44,829		Government National Mortgage Association (GNMA)	9.000	09/15/16		50
29,464		Government National Mortgage Association (GNMA)	9.000	11/15/16		33
23,083		Government National Mortgage Association (GNMA)	9.000	12/15/16		26
14,391		Government National Mortgage Association (GNMA)	9.000	12/15/16		16
402,208		Government National Mortgage Association (GNMA)	9.500	12/15/16		455
24,887		Government National Mortgage Association (GNMA)	9.000	07/15/17		28
42,113		Government National Mortgage Association (GNMA)	9.000	06/15/20		48
859,259		Government National Mortgage Association (GNMA)	6.500	01/15/24		912
250,950		Government National Mortgage Association (GNMA)	8.000	06/15/24		276
408,774		Government National Mortgage Association (GNMA)	8.500	11/20/30		447
286,370		Government National Mortgage Association (GNMA)	8.500	12/20/30		313
37,454,661	d	Government National Mortgage Association (GNMA)	5.500	09/20/33		38,112
49,172,715		Government National Mortgage Association (GNMA)	6.000	01/20/34		50,968

		TOTAL MORTGAGE BACKED SECURITIES				1,697,905

U.S. TREASURY SECURITIES - 21.61%
227,000,000		U.S. Treasury Bond	10.000	05/15/10		238,028
270,490,000		U.S. Treasury Bond	8.000	11/15/21		371,848
52,820,000		U.S. Treasury Bond	5.375	02/15/31		56,592
5,550,000		U. S. Treasury Note	2.000	08/31/05		5,541
20,000,000		U. S. Treasury Note	2.250	04/30/06		19,942
54,550,000		U. S. Treasury Note	2.750	06/30/06		54,772
26,550,000		U. S. Treasury Note	2.250	02/15/07		26,268
27,050,000		U. S. Treasury Note	4.375	05/15/07		28,130

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL/SHARES			RATE	DATE	RATING	VALUE (000)

$ 1,550,000		U. S. Treasury Note	2.750	08/15/07		$1,546
26,510,000		U. S. Treasury Note	3.250	08/15/07		26,804
9,325,000		U. S. Treasury Note	2.625	05/15/08		9,188
18,250,000		U. S. Treasury Note	3.250	08/15/08		18,334
8,250,000		U. S. Treasury Note	3.375	11/15/08		8,308
6,000,000		U. S. Treasury Note	3.375	12/15/08		6,037
10,000,000		U. S. Treasury Note	3.250	01/15/09		10,004
33,700,000		U. S. Treasury Note	3.125	04/15/09		33,467
47,350,000		U. S. Treasury Note	6.363	07/15/09		47,918
62,775,000		U. S. Treasury Note	3.500	08/15/09		63,147
1,000,000		U. S. Treasury Note	6.500	02/15/10		1,148
15,900,000		U. S. Treasury Note	5.750	08/15/10		17,729
9,281,542		U. S. Treasury Note	1.875	07/15/13		9,441
6,970,000		U. S. Treasury Note	4.750	05/15/14		7,316
24,100,000		U. S. Treasury Note	4.250	08/15/14		24,348
59,132,928		U. S. Treasury Inflation Indexed Bond	3.875	01/15/09		66,571

		TOTAL U.S. TREASURY SECURITIES				1,152,427

		TOTAL GOVERNMENT BONDS
		(Cost $3,815,813)				3,768,473

		TOTAL BONDS
		(Cost $5,186,546)				5,247,739

COMMON STOCK - 0.07%
HOLDING AND OTHER INVESTMENT OFFICES - 0.07%
381,707		TIAA-CREF High-Yield Bond Fund				3,565

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,565

		TOTAL COMMON STOCK
		(Cost $3,231)				3,565

SHORT TERM INVESTMENTS- 19.69%
BANK NOTE - 0.22%
$ 11,800,000	d	Bank of America	1.580	11/08/04		11,797

		TOTAL BANK NOTE				11,797

COMMERCIAL PAPER - 7.02%
8,500,000	d	American Honda Finance Corp	1.740	11/16/04		8,480
27,200,000	c	Bellsouth Corp	1.750	10/01/04		27,199
42,000,000	c,d	BMW US Capital Corp	1.760	10/28/04		41,943
40,000,000	d	Citigroup Global Markets	1.750	10/01/04		39,998
16,200,000	c,d	Colgate-Palmolive Co	1.730	10/07/04		16,194
25,000,000	c,d	Corporate Asset Funding	1.580	11/01/04		24,960
20,000,000	c,d	Govco Incorporated	1.500	10/05/04		19,995
42,000,000	c,d	Greyhawk Funding LLC	1.790	10/29/04		41,940
6,600,000	c,d	Kitty Hawk Funding Corp	1.580	10/27/04		6,591
10,008,000	c,d	Park Avenue Receivables Corp	1.700	10/14/04		10,001
40,000,000	c,d	Preferred Receivables Funding Corp	1.780	10/13/04		39,974
40,000,000		UBS Finance Delaware LLC	1.540	10/01/04		39,998
10,400,000		Verizon Network Funding Corp	1.740	10/05/04		10,397
7,840,000		Verizon Network Funding Corp	1.740	10/06/04		7,838
23,600,000		Yorktown Capital LLC	1.770	10/04/04		23,595
15,471,000	c	Yorktown Capital, LLC	1.750	10/01/04		15,470

		TOTAL COMMERCIAL PAPER				374,573

COLLEGE RETIREMENT EQUITIES FUNDS-Bond Market Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTE - 5.93%
$ 32,818,000	d	Federal Home Loan Bank (FHLB)	1.540	10/13/04		$32,797
50,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	1.100	12/02/04		49,841
32,988,000	d	Federal Home Loan Mortgage Corp (FHLMC)	1.530	10/12/04		32,969
25,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	1.560	10/18/04		24,978
4,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.620	11/09/04		3,992
28,042,000	d	Federal Home Loan Mortgage Corp (FHLMC)	1.720	10/05/04		28,035
25,000,000	d	Federal National Mortgage Association (FNMA)	1.090	10/12/04		24,986
25,000,000	d	Federal National Mortgage Association (FNMA)	1.110	11/12/04		24,947
25,000,000	d	Federal National Mortgage Association (FNMA)	1.140	11/22/04		24,933
37,000,000		Federal National Mortgage Association (FNMA)	1.490	10/06/04		36,989
28,900,000	d	Federal National Mortgage Association (FNMA)	1.520	10/13/04		28,882
3,000,000			1.590	10/20/04		2,997

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTE				316,346

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.51%
	REPURCHASED AGREEMENTS
	Bear Stearns & Co. 1.900% Dated 09/30/2004,
	Due 10/01/2004 In The Amount Of $90,003,750
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 0.000% - 7.250%, 10/22/2004 - 11/15/2030	$ 91,984,661

		91,984,661
89,999,000	Total Market Value
	Credit Suisse First Boston 1.900% Dated 09/30/2004,		90,004
	Due 10/01/2004 In The Amount Of $90,017,750
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 0.000% - 4.000%, 06/12/2013 - 02/07/2019	34,187,141
	Federal National Mortgage Association (FNMA) 0.000% - 7.125%, 12/02/2004 - 05/15/2030	56,902,062

90,000,000	Total Market Value	91,089,203
	Goldman Sachs & Co.1.880% Dated 09/30/2004,		90,018
	Due 10/01/2004 In The Amount Of $77,364,040
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 1.875% - 3.125%, 02/15/2006 - 05/04/2007	78,911,406

77,360,000	Total Market Value	78,911,406
	Morgan Stanley & Co. Inc, 1.880% Dated 09/30/2004,		77,364
	Due 10/01/2004 In The Amount Of $90,004,7000
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 09/09/2005 - 11/17/2006	4,045,647
	Federal National Mortgage Association (FNMA) 0.000% - 1.875% , 10/28/2004 - 07/16/2021	87,756,654

72,129,000	Total Market Value	$ 91,802,301	90,003

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		347,389

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,050,270)		1,050,105

	TOTAL PORTFOLIO - 118.14%
	(Cost $6,240,047)		6,301,409
	OTHER ASSETS & LIABILITIES, NET - (18.14%)		(967,576)

	NET ASSETS - 100.00%
			$5,333,833

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers
At September 30, 2004, the value of these securities amounted to $3,490 or 0.07% of net assets
h	These securities were purchased on a delayed delivery basis

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2004 - SEPTEMBER 30, 2004

	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2003	COST	PROCEEDS	GAIN (LOSS)	INCOME	September 30, 2004	September 30, 2004

TIAA-CREF High-Yield Bond Fund	$3,372,521	-	-	-	$ 183,273	381,708	$ 3,565,152

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

BOND - 39.07%
CORPORATE BOND - 10.58%
APPAREL AND ACCESSORY STORES - 0.05%
3,000,000		Kohl's Corp Bond	6.000	01/15/33	A3	$3,057

		TOTAL APPAREL AND ACCESSORY STORES				3,057

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
4,200,000		Autozone, Inc (Sr Note)	5.875	10/15/12	Baa2	4,246

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,246

ASSET BACKED - 0.70%
7,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-1 (Class 1A4)	5.742	09/25/28	Aaa	7,074
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	5,014
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A3)	4.209	09/25/26	Aaa	5,033
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	977
5,000,000		Countrywide Asset-Backed Certificates Series 2002-S2 (Class A5)	5.478	01/25/17	Aaa	5,063
9,773,311		Countrywide Asset-Backed Certificates Series 2004-3N (Class 3)	2.040	05/25/09	Aaa	9,773
8,414,691		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	1.980	02/15/29	Aaa	8,404
455,304		Household Automotive Trust Series 2000-2 (Class A3)	3.680	04/17/06	Aaa	456
3,535,828		Ryder Vehicle Lease Trust Series 2001-A (Class A4)	5.810	08/15/06	Aaa	3,559

		TOTAL ASSET BACKED				45,353

BUSINESS SERVICES - 0.18%
5,250,000		Deluxe Corp (Sr Note)	5.000	12/15/12	Baa1	5,235
6,000,000		Hartford Financial (Sr Note)	6.375	11/01/08	A3	6,561

		TOTAL BUSINESS SERVICES				11,796

CHEMICALS AND ALLIED PRODUCTS - 0.69%
3,000,000		Avery Dennison Corp Bond	6.000	01/15/33	A3	3,130
5,000,000		Estee Lauder Cos Inc/The (Sr Note)	5.750	10/15/33	A1	5,042
5,000,000		Gillette Co/The (Sr Note)	4.125	08/30/07	Aa3	5,114
1,500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	1,500
4,000,000		Merck & Co, Inc	4.375	02/15/13	Aaa	3,970
3,000,000		Merck & Co, Inc Deb	5.950	12/01/28	Aaa	3,146
6,000,000		Merck & Co, Inc Note	5.250	07/01/06	Aaa	6,246
5,000,000		Praxair, Inc Note	3.950	06/01/13	A3	4,797
6,000,000		Procter & Gamble Co (Unsub Note)	6.875	09/15/09	Aa3	6,834
4,500,000		Valspar Corp Notes	6.000	05/01/07	Baa2	4,736

		TOTAL CHEMICALS AND ALLIED PRODUCTS				44,515

COMMUNICATIONS - 1.02%
3,500,000		ALLTEL Ohio LP (Guarantee Note)	8.000	08/15/10	A2	4,126
3,170,000		AT&T Corp (Guarantee Note)	8.375	03/15/13	Baa3	3,839
5,000,000		AT&T Corp (Sr Note)	8.050	11/15/11	Ba1	5,594
2,500,000		AT&T Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	2,964
1,500,000		AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	1,970
2,000,000		Comcast Corp Bond	7.050	03/15/33	Baa3	2,192
1,500,000		GTE California Inc Deb	5.500	01/15/09	A1	1,584
3,000,000		GTE North, Inc Deb	5.650	11/15/08	A1	3,189
5,000,000	h	GTE North, Inc Deb	6.730	02/15/28	A1	5,142
5,000,000		New England Telephone & Telegraph Note	7.650	06/15/07	Aa3	5,529
3,500,000		SBC Communications, Inc Note	5.750	05/02/06	A1	3,656

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 5,000,000		SBC Communications, Inc Note	5.875	02/01/12	A1	$5,312
1,500,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,586
5,500,000		Sprint Capital Corp (Guarantee Note)	6.900	05/01/19	Baa3	6,021
1,000,000		Tele-Communications-TCI Group Deb	9.800	02/01/12	Baa3	1,277
5,000,000		Verizon Pennsylvania Notes	5.650	11/15/11	Aa3	5,269
6,500,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	6,803

		TOTAL COMMUNICATIONS				66,053

DEPOSITORY INSTITUTIONS - 2.03%
3,000,000		Bank One Corp	2.625	06/30/08	Aa3	2,891
5,000,000		Fifth Third Bancorp Note	3.375	08/15/08		4,959
9,700,000		First Chicago Corp (Sub Note)	6.375	01/30/09	A1	10,644
2,000,000		First Tennessee Bank NA (Sub Note)	4.625	05/15/13	A2	1,950
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	Baa1	1,959
5,000,000		Hudson United Bank/Mahwah, NJ (Sub Note)	7.000	05/15/12	Baa3	5,565
3,000,000		JP Morgan Chase & Co (Sub Note)	7.875	06/15/10	A1	3,539
5,000,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1e	5,036
3,000,000		Marshall & Ilsley Corp Note	4.375	08/01/09	A1	3,059
3,000,000		MBNA America Bank NA Note	4.625	08/03/09	Baa1	3,063
2,500,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	2,601
5,000,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	5,553
5,000,000		Mercantile Bankshares Corp (Sub Note)	4.625	04/15/13	A2	4,928
5,000,000		National City Bank/Indiana Note	4.875	07/20/07	Aa3	5,209
5,000,000		Northern Trust Co (Sub Note)	4.600	02/01/13	A1	4,950
3,000,000		PNC Funding Corp	0.053	11/15/15		3,037
3,000,000		Popular North America, Inc (Sub Note)	3.875	10/01/08	A3	2,993
2,000,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	2,210
5,000,000		SunTrust Banks, Inc (Sr Note)	5.050	07/01/07	Aa3	5,232
5,000,000		Union Planters Bank NA Note	5.125	06/15/07	Aa3	5,234
4,500,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa3	4,716
5,000,000		US Bank National Association (Sub Note)	6.300	02/04/14	Aa3	5,558
10,000,000		Wachovia Corp (Sub Note)	6.300	04/15/08	A1	10,863
5,000,000		Wachovia Corp (Sub Note)	4.875	02/15/14	A1	4,983
3,000,000		Washington Mutual Bank FA (Sub Note)	5.650	08/15/14	A3	3,110
2,000,000		Washington Mutual, Inc Note	4.000	01/15/09	A3	2,002
2,000,000		Webster Bank (Sub Note)	5.875	01/15/13	Baa3	2,094
5,000,000	h	Wells Fargo Home Equity Trust	4.500	06/30/10		5,000
5,000,000		World Savings Bank FSB (Dep Note)	1.990	09/16/09	Aa3e	5,002
3,000,000		Zions Bancorporation (Sub Note)	6.000	09/15/15	Baa1	3,188

		TOTAL DEPOSITORY INSTITUTIONS				131,128

EATING AND DRINKING PLACES - 0.08%
5,000,000		Mcdonald's Corp Note	5.750	03/01/12	A2	5,383

		TOTAL EATING AND DRINKING PLACES				5,383

ELECTRIC, GAS, AND SANITARY SERVICES - 0.17%
5,000,000		Atmos Energy Corp (Sr Note)	5.125	01/15/13	A3	5,075
5,000,000		National Fuel Gas Co Note	5.250	03/01/13	A3	5,112
1,000,000		Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	997

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				11,184

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 0.07%
4,000,000		Emerson Electric Co Note	5.750	11/01/11	A2	4,304

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT				4,304

FABRICATED METAL PRODUCTS - 0.05%
3,000,000		Illinois Tool Works, Inc Note	5.750	03/01/09	Aa3	3,237

		TOTAL FABRICATED METAL PRODUCTS				3,237

FOOD AND KINDRED PRODUCTS - 0.40%
5,000,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	5,048
5,000,000		Campbell Soup Co Note	5.000	12/03/12	A3	5,127
5,000,000		General Mills, Inc Note	5.125	02/15/07	Baa2	5,212
4,000,000		HJ Heinz Co (Guarantee Note)	6.625	07/15/11	A3	4,511
5,000,000		Kellogg Co Note	6.600	04/01/11	Baa2	5,625

		TOTAL FOOD AND KINDRED PRODUCTS				25,523

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

FOOD STORES - 0.16%
$ 4,000,000		Albertson S, Inc Deb	7.450	08/01/29	Baa2	$4,562
5,000,000		Kroger Co (Guarantee Note)	8.050	02/01/10	Baa2	5,866

		TOTAL FOOD STORES				10,428

FURNITURE AND FIXTURES - 0.09%
4,000,000		Leggett & Platt, Inc Note	4.700	04/01/13	A2	4,003
2,000,000		Newell Rubbermaid, Inc Note	4.000	05/01/10	Baa2	1,964

		TOTAL FURNITURE AND FIXTURES				5,967

GENERAL BUILDING CONTRACTORS - 0.32%
3,000,000		Centex Corp Note	5.125	10/01/13	Baa2	2,990
3,000,000	h	Lennar Corp Note	5.500	09/01/14	Baa3	3,046
5,000,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	5,085
4,000,000		Pulte Homes, Inc (Sr Note)	6.375	05/15/33	Baa3	3,956
5,000,000		Toll Brothers, Inc (Guarantee Note)	6.875	11/15/12	Baa3	5,576

		TOTAL GENERAL BUILDING CONTRACTORS				20,653

GENERAL MERCHANDISE STORES - 0.10%
2,500,000		May Department Stores Co/The Note	6.650	07/15/24	Baa2	2,586
3,000,000		Target Corp Note	5.875	03/01/12	A2	3,269
500,000		Target Corp Note	4.000	06/15/13	A2	479

		TOTAL GENERAL MERCHANDISE STORES				6,334

HEALTH SERVICES - 0.05%
3,000,000		UnitedHealth Group, Inc Note	5.200	01/17/07	A3	3,132

		TOTAL HEALTH SERVICES				3,132

HOLDING AND OTHER INVESTMENT OFFICES - 0.18%
5,000,000		AvalonBay Communities, Inc Note	6.625	09/15/11	Baa1	5,543
2,000,000		Chelsea Property Group, Inc Note	6.000	01/15/13	Baa2	2,105
2,000,000		Vornado Realty Trust Note	5.625	06/15/07	Baa2	2,098

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				11,851

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.46%
5,000,000		Certegy, Inc Note	4.750	09/15/08	Baa2	5,150
3,380,000		Deere & Co Deb	8.500	01/09/22	A3	4,446
5,000,000		Hewlett-Packard Co Note	6.500	07/01/12	A3	5,613
4,000,000		IBM Canada Credit Services Co (Guarantee Note)	3.750	11/30/07	A1	4,101
5,000,000		International Business Machines Corp Note	4.750	11/29/12	A1	5,060
5,000,000		John Deere Capital Corp Note	3.900	01/15/08	A3	5,061

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				29,431

INSTRUMENTS AND RELATED PRODUCTS - 0.08%
5,000,000		Boston Scientific Corp	5.450	06/15/14	Baa1	5,210

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				5,210

INSURANCE CARRIERS - 0.61%
5,000,000		America General Corp Note	7.500	08/11/10	Aaa	5,843
3,000,000		Chubb Corp (Sr Note)	5.200	04/01/13	A2	3,058
3,000,000		First American Corp Note	5.700	08/01/14	Baa2	3,078
4,000,000		Lincoln National Corp Note	5.250	06/15/07	A3	4,186
3,000,000		Markel Corp (Sr Note)	7.350	08/15/34	Baa3	3,111
5,000,000		Protective Life Corp Note	4.300	06/01/13	A3	4,766
5,000,000		Prudential Financial, Inc Note	4.750	04/01/14	A3	4,891
2,500,000		Safeco Corp (Sr Note)	4.875	02/01/10	Baa1	2,566
8,000,000		UnitedHealth Group, Inc Note	3.375	08/15/07	A3	7,997

		TOTAL INSURANCE CARRIERS				39,496

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
$ 3,000,000		Blyth, Inc Note	5.500	11/01/13	Baa2	$3,049

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,049

MISCELLANEOUS RETAIL - 0.08%
5,000,000	g	CVS Corp Note	4.875	09/15/14	A3	4,986

		TOTAL MISCELLANEOUS RETAIL				4,986

MOTION PICTURES - 0.23%
3,000,000		AOL Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	3,349
6,000,000		Time Warner, Inc (Guarantee Note)	6.625	05/15/29	Baa1	6,188
5,000,000		Walt Disney Co Note	5.500	12/29/06	Baa1	5,230

		TOTAL MOTION PICTURES				14,767

NONDEPOSITORY INSTITUTIONS - 0.70%
4,000,000		AGL Capital Corp Bond	6.000	10/01/34	Baa1	3,967
5,000,000		American Express Co Note	3.750	11/20/07	A1	5,052
3,000,000		American Express Co Note	0.049	07/15/13		3,046
2,000,000		American General Finance Corp	4.625	05/15/09	A1	2,052
5,000,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	4,983
1,980,000		Capital One Financial Corp Note	6.250	11/15/13	Baa3	2,126
3,500,000		CIT Group, Inc (Sr Note)		09/30/14		3,501
3,250,000		Countrywide Home Loans, Inc (Guarantee Note)	5.625	07/15/09	A3	3,464
1,925,000		Countrywide Home Loans, Inc Note	3.250	05/21/08	A3	1,891
5,000,000		KeyBank National Association Note	5.000	07/17/07	A1	5,216
2,000,000		MBNA Corp Note	6.250	01/17/07	Baa2	2,127
2,500,000		Regions Financial Corp/Old (Sub Note)	7.000	03/01/11	A2	2,849
5,000,000		SLM Corp Note	0.040	08/15/08		5,037

		TOTAL NONDEPOSITORY INSTITUTIONS				45,311

OIL AND GAS EXTRACTION - 0.25%
5,515,000		Anadarko Finance (Guarantee Note)	6.750	05/01/11	Baa1	6,248
5,000,000		Apache Finance Canada Corp	4.375	05/15/15	A3	4,816
5,000,000		Eog Resources Canada, Inc (Guarantee Note)	4.750	03/15/14	Baa1	4,944

		TOTAL OIL AND GAS EXTRACTION				16,008

OTHER MORTGAGE BACKED SECURITIES - 0.84%
6,000,000		Banc of America Commercial Mortgage Series 2002-2 (Class A3)	5.118	07/11/43		6,242
10,000,000	h	Banc of America Commercial Mortgage Series 2004-4 (Class A6)	4.877	07/10/42		10,050
10,000,000		Centex Home EquityTrust Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,246
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,052
9,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	9,379
10,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/01/35		10,371
4,000,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	4,103
3,000,000		Wachovia Bank Commercial Mortgage Trust Series 2004-C14 (Class A4)	5.088	08/15/41	Aaae	3,062

		TOTAL OTHER MORTGAGE BACKED SECURITIES				54,505

PAPER AND ALLIED PRODUCTS - 0.14%
5,000,000		Kimberly-Clark Corp Note	5.000	08/15/13	Aa2	5,177
3,300,000		Rock-Tenn Co (Sr Note)	8.200	08/15/11	Baa3	3,917

		TOTAL PAPER AND ALLIED PRODUCTS				9,094

PETROLEUM AND COAL PRODUCTS - 0.15%
5,000,000		Sunoco, Inc Note	4.875	10/15/14	Baa2	4,962
4,000,000		Valero Energy Corp Note	6.875	04/15/12	Baa3	4,487

		TOTAL PETROLEUM AND COAL PRODUCTS				9,449

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	MOODY'S
PRINCIPAL		RATE	DATE	RATING	VALUE (000)

PIPELINES, EXCEPT NATURAL GAS - 0.04%
$ 2,500,000	Kinder Morgan Energy Partners LP (Sr Note)	7.300	08/15/33	Baa1	$2,816

	TOTAL PIPELINES, EXCEPT NATURAL GAS				2,816

PRIMARY METAL INDUSTRIES - 0.08%
5,000,000	Hubbell, Inc Note	6.375	05/15/12	A3	5,469

	TOTAL PRIMARY METAL INDUSTRIES				5,469

RAILROAD TRANSPORTATION - 0.09%
5,000,000	Norfolk Southern Corp Bond	7.800	05/15/27	Baa1	6,092

	TOTAL RAILROAD TRANSPORTATION				6,092

SECURITY AND COMMODITY BROKERS - 0.16%
2,500,000	Goldman Sachs Group, Inc	3.875	01/15/09	Aa3	2,502
2,000,000	Goldman Sachs Group, Inc (Sub Note)	6.345	02/15/34	A1	2,007
5,000,000	Merrill Lynch & Co, Inc Note	6.875	11/15/18	Aa3	5,748

	TOTAL SECURITY AND COMMODITY BROKERS				10,257

TRANSPORTATION BY AIR - 0.00%
10	Delta Airlines, Inc Series 1992-B1 (Pass-Thu Cert) Note	8.270	09/23/07	B1	-

	TOTAL TRANSPORTATION BY AIR				-

TRANSPORTATION EQUIPMENT - 0.08%
5,000,000	Harsco Corp Note	5.125	09/15/13	A3	5,091

	TOTAL TRANSPORTATION EQUIPMENT				5,091

WHOLESALE TRADE-DURABLE GOODS - 0.06%
4,000,000	Johnson & Johnson Deb	4.950	05/15/33	Aaa	3,767

	TOTAL WHOLESALE TRADE-DURABLE GOODS				3,767

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
3,500,000	Safeway, Inc Note	6.500	03/01/11	Baa2	3,822

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				3,822

	TOTAL CORPORATE BOND
	(Cost $637,319)				682,764

GOVERNMENT BOND - 28.48%
AGENCY SECURITIES - 6.23%
10,500,000	Federal Home Loan Bank (FHLB)	5.250	06/18/14	Aaa	11,006
25,000,000	Federal Home Loan Bank (FHLB)	2.625	10/16/06		24,887
25,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	24,772
13,000,000	Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	13,020
8,000,000	Federal Home Loan Mortgage Corp (FHLMC)	3.750	05/12/09	Aaa	8,026
21,910,000	Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	23,785
24,000,000	Federal Home Loan Mortgage Corp (FHLMC) Note	5.750	04/15/08	Aaa	25,924
13,800,000	Federal Home Loan Mortgage Corp (FHLMC)	5.000	07/15/14	Aaa	14,212
9,000,000	Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	10,358
50,000,000	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/15/05	Aaa	51,837
9,250,000	Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	04/01/08	Aaa	9,213
25,000,000	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.125	09/01/09	Aaa	24,968
1,500,000	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/27/08	Aaa	1,503
115,800,000	Federal National Mortgage Association (FNMA)	2.250	05/15/06	Aaa	115,044
19,000,000	Federal National Mortgage Association (FNMA)	3.500	10/15/07	Aaa	19,003
20,000,000	Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	23,204
1,200,000	Federal National Mortgage Association (FNMA)	7.125	03/15/07	Aaa	1,316

	TOTAL AGENCY SECURITIES				402,078

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

FOREIGN GOVERNMENT BONDS - 0.50%
$ 6,020,000		Israel Trust		05/15/09		$5,045
3,017,000		Israel Trust		05/15/12		2,144
5,000,000		Israel Trust		05/15/09		4,190
6,000,000		Province of Quebec (Sr Unsub Note)	5.750	02/15/09	A1	6,489
11,000,000		Province of Quebec Deb	7.500	09/15/29	A1	14,219

		TOTAL FOREIGN GOVERNMENT BONDS				32,087

MORTGAGE BACKED SECURITIES - 11.44%
487,273		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		512
1,409,208		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		1,492
1,873,732		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		1,965
4,567,223		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		4,648
9,406,964		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/18		9,398
12,172,444		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		12,161
11,507,755		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		11,497
14,131,005		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		14,094
5,971,686	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		6,178
15,570,020		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		15,834
5,247,571		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		5,337
70,023		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23		75
969,407	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		1,054
1,228,157		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		1,289
12,877,693		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33		13,320
10,202,247		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		10,364
8,552,318		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		8,688
2,529,258		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		2,616
10,250,664		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		10,183
3,852,443		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		3,910
4,457,462		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		4,609
7,901,723		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		8,170
1,429,980	d	Federal Home Loan Mortgage Corp Gold (FGTW)	7.000	10/01/20		1,521
1,967,998		Federal Home Loan Mortgage Corp Gold(FGLMC)	5.000	05/01/24		1,977
16,000,000	h	Federal Home Loan Mortgage Corp Gold(FGLMC)	6.000	06/15/33		16,520
35,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/31/04		36,192
16,000,000	h	Federal National Mortgage Association (FNMA)	5.000	10/31/04		16,250
8,000,000	h	Federal National Mortgage Association (FNMA)	5.500	10/31/04		8,265
24,000,000	h	Federal National Mortgage Association (FNMA)	6.000	11/30/04		24,727
38,749		Federal National Mortgage Association (FNMA)	8.000	06/01/11		41
41,568		Federal National Mortgage Association (FNMA)	8.000	06/01/11		44
131,743		Federal National Mortgage Association (FNMA)	7.500	06/01/11		140
125,037		Federal National Mortgage Association (FNMA)	8.000	07/01/11		134
67,896		Federal National Mortgage Association (FNMA)	7.500	08/01/11		72
31,458		Federal National Mortgage Association (FNMA)	7.500	09/01/11		33
4,415		Federal National Mortgage Association (FNMA)	7.500	09/01/11		5
86,972		Federal National Mortgage Association (FNMA)	7.500	10/01/11		93
3,093		Federal National Mortgage Association (FNMA)	7.500	10/01/11		3
16,156		Federal National Mortgage Association (FNMA)	7.500	10/01/11		17
683,730		Federal National Mortgage Association (FNMA)	7.000	04/01/12		726
112,797		Federal National Mortgage Association (FNMA)	6.500	09/01/12		120
34,022		Federal National Mortgage Association (FNMA)	8.500	11/01/14		38
978,143		Federal National Mortgage Association (FNMA)	6.500	10/01/16		1,036
4,000,357	d	Federal National Mortgage Association (FNMA)	6.500	04/01/17		4,238
6,558,486		Federal National Mortgage Association (FNMA)	6.000	11/01/17		6,881
8,432,683		Federal National Mortgage Association (FNMA)	6.000	11/01/17		8,848
4,272,525		Federal National Mortgage Association (FNMA)	6.000	01/01/18		4,483
2,735,661		Federal National Mortgage Association (FNMA)	6.000	02/01/18		2,870
2,127,046		Federal National Mortgage Association (FNMA)	6.500	02/01/18		2,253
6,529,727		Federal National Mortgage Association (FNMA)	5.500	03/01/18		6,759
17,330,899	d	Federal National Mortgage Association (FNMA)	5.500	04/01/18		17,939
22,413,729		Federal National Mortgage Association (FNMA)	5.000	07/01/18		22,819
22,259,475		Federal National Mortgage Association (FNMA)	5.500	11/01/18		23,041
9,282,011		Federal National Mortgage Association (FNMA)	5.000	12/01/18		9,450
1,357,912		Federal National Mortgage Association (FNMA)	6.000	01/01/19		1,418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 7,541,603		Federal National Mortgage Association (FNMA)	5.000	01/01/19		$7,678
1,352,486		Federal National Mortgage Association (FNMA)	6.000	02/01/19		1,412
10,868,099		Federal National Mortgage Association (FNMA)	5.000	03/01/19		11,056
142,715		Federal National Mortgage Association (FNMA)	8.000	03/01/23		156
1,832,105		Federal National Mortgage Association (FNMA)	5.500	02/01/24		1,878
341,848		Federal National Mortgage Association (FNMA)	8.000	07/01/24		374
15,000,000	h	Federal National Mortgage Association (FNMA)	6.500	11/25/31		15,694
9,917,325		Federal National Mortgage Association (FNMA)	6.500	11/01/32		10,410
2,328,631		Federal National Mortgage Association (FNMA)	5.500	06/01/33		2,365
8,999,939		Federal National Mortgage Association (FNMA)	5.500	07/01/33		9,145
2,479,878		Federal National Mortgage Association (FNMA)	5.500	07/01/33		2,518
2,757,277		Federal National Mortgage Association (FNMA)	5.500	07/01/33		2,800
3,754,407		Federal National Mortgage Association (FNMA)	4.500	08/01/33		3,625
9,021,646		Federal National Mortgage Association (FNMA)	6.000	08/01/33		9,348
56,000,000	h	Federal National Mortgage Association (FNMA)	5.500	08/17/33		56,735
1,253,855		Federal National Mortgage Association (FNMA)	5.500	11/01/33		1,273
1,536,102		Federal National Mortgage Association (FNMA)	5.500	11/01/33		1,560
3,633,979		Federal National Mortgage Association (FNMA)	5.000	11/01/33		3,605
29,675,091	d	Federal National Mortgage Association (FNMA)	5.500	11/01/33		30,133
4,882,582		Federal National Mortgage Association (FNMA)	5.500	11/01/33		4,958
4,399,480		Federal National Mortgage Association (FNMA)	5.500	11/01/33		4,467
3,602,130		Federal National Mortgage Association (FNMA)	5.500	11/01/33		3,658
3,659,318		Federal National Mortgage Association (FNMA)	5.500	11/01/33		3,716
2,949,435		Federal National Mortgage Association (FNMA)	5.500	11/01/33		2,995
6,505,207		Federal National Mortgage Association (FNMA)	5.000	12/01/33		6,453
913,146		Federal National Mortgage Association (FNMA)	5.500	12/01/33		927
2,703,914		Federal National Mortgage Association (FNMA)	5.500	12/01/33		2,746
920,896		Federal National Mortgage Association (FNMA)	5.500	12/01/33		935
1,403,280		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,425
1,280,678		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,300
2,845,129		Federal National Mortgage Association (FNMA)	5.500	01/01/34		2,889
11,202,344		Federal National Mortgage Association (FNMA)	5.000	03/01/34		11,113
24,236,495		Federal National Mortgage Association (FNMA)	5.000	03/01/34		24,043
50,465,995		Federal National Mortgage Association (FNMA)	5.000	03/01/34		50,064
84,728		Federal National Mortgage Association (FNMA)	4.500	05/01/34		82
1,997,165		Federal National Mortgage Association (FNMA)	4.500	05/01/34		1,926
100,034		Federal National Mortgage Association (FNMA)	4.500	05/01/34		96
1,862,156		Federal National Mortgage Association (FNMA)	4.500	05/01/34		1,795
149,459		Federal National Mortgage Association (FNMA)	4.500	06/01/34		144
376,848		Federal National Mortgage Association (FNMA)	4.500	06/01/34		363
1,501,666		Federal National Mortgage Association (FNMA)	4.500	06/01/34		1,448
90,344		Federal National Mortgage Association (FNMA)	4.500	06/01/34		87
1,826,587		Federal National Mortgage Association (FNMA)	4.500	06/01/34		1,761
93,460		Federal National Mortgage Association (FNMA)	4.500	06/01/34		90
281,425		Federal National Mortgage Association (FNMA)	4.500	07/01/34		271
255,961		Federal National Mortgage Association (FNMA)	4.500	07/01/34		247
85,396		Federal National Mortgage Association (FNMA)	4.500	07/01/34		82
1,976,761		Federal National Mortgage Association (FNMA)	4.500	08/01/34		1,906
138,044		Federal National Mortgage Association (FNMA)	4.500	08/01/34		133
178,872		Federal National Mortgage Association (FNMA)	4.500	09/01/34		172
14,000,000	h	Government National Mortgage Association (GNMA)	5.000	10/31/04		13,921
3,000,000	h	Government National Mortgage Association (GNMA)	5.500	10/31/04		3,051
19,489		Government National Mortgage Association (GNMA)	8.500	09/15/09		21
84,172		Government National Mortgage Association (GNMA)	8.500	10/15/09		91
487,456		Government National Mortgage Association (GNMA)	9.000	12/15/09		531
16,560		Government National Mortgage Association (GNMA)	8.500	12/15/09		18
359,494		Government National Mortgage Association (GNMA)	9.000	12/15/17		405
19,995		Government National Mortgage Association (GNMA)	9.000	08/15/20		23
264,139		Government National Mortgage Association (GNMA)	8.000	06/15/22		290
70,195		Government National Mortgage Association (GNMA)	6.500	08/15/23		75
104,819		Government National Mortgage Association (GNMA)	6.500	08/15/23		111
57,386		Government National Mortgage Association (GNMA)	6.500	09/15/23		61
1,197,753	d	Government National Mortgage Association (GNMA)	6.500	05/20/31		1,263
9,715,746		Government National Mortgage Association (GNMA)	6.000	05/15/33		10,088
7,303,201		Government National Mortgage Association (GNMA)	5.500	09/15/33		7,445
29,518,114		Government National Mortgage Association (GNMA)	5.500	09/20/33		30,037

		TOTAL MORTGAGE BACKED SECURITIES				737,835

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

U.S. TREASURY SECURITIES - 10.32%
$ 83,283,000		U.S. Treasury Bond	10.000	05/15/10		$87,329
13,055,000		U.S. Treasury Bond	5.375	02/15/31		13,987
157,800,000		U.S. Treasury Bond	8.000	11/15/21		216,931
28,642,512		U.S. Treasury Inflation Indexed	3.875	01/15/09		32,245
20,625,649		U.S. Treasury Note	1.875	07/15/13		20,980
50,000,000		U.S. Treasury Note	2.625	05/15/08		49,266
15,200,000		U.S. Treasury Note	2.750	06/30/06		15,262
11,190,000	h	U.S. Treasury Note	4.250	08/15/14		11,305
69,950,000		U.S. Treasury Note	2.375	08/15/06		69,719
25,000,000		U.S. Treasury Note	2.625	11/15/06		24,989
2,700,000		U.S. Treasury Note	3.125	10/15/08		2,696
5,000,000		U.S. Treasury Note	3.250	01/15/09		5,002
35,000,000		U.S. Treasury Note	3.250	08/15/08		35,162
56,225,000		U.S. Treasury Note	3.375	12/15/08		56,571
6,250,000		U.S. Treasury Note	6.625	07/15/09		6,325
11,000,000		U.S. Treasury Note	3.500	08/15/09		11,065
4,000,000		U.S. Treasury Note	4.000	06/15/09		4,116
2,400,000		U.S. Treasury Note	4.750	05/15/14		2,519

		TOTAL U.S. TREASURY SECURITIES				665,469

		TOTAL GOVERNMENT BOND
		(Cost$1,853,776)				1,837,469

		TOTAL BONDS
		(Cost $2,491,095)				2,520,233

SHARES

PREFERRED STOCK - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
87,001	*	NiSource, Inc (Sails)				222

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				222

		TOTAL PREFERRED STOCK
		(Cost $174)				222

COMMON STOCK - 60.07%
AMUSEMENT AND RECREATION SERVICES - 0.02%
32,289	*	Gaylord Entertainment Co				1,001
11,648	e*	Sunterra Corp				111

		TOTAL AMUSEMENT AND RECREATION SERVICES				1,112

APPAREL AND ACCESSORY STORES - 0.30%
750	*	AnnTaylor Stores Corp				18
37,408		Foot Locker, Inc				887
326,630	e	Gap, Inc				6,108
173,400		Limited Brands, Inc				3,865
46,819		Nordstrom, Inc				1,790
38,284	e	Ross Stores, Inc				897
258,621		TJX Cos, Inc				5,700

		TOTAL APPAREL AND ACCESSORY STORES				19,265

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
61,645	e*	Collins & Aikman Corp				258
6,016	e*	Hartmarx Corp				45
43,154		Liz Claiborne, Inc				1,628
3,200		Oxford Industries, Inc				119
91,180		VF Corp				4,509

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				6,559

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY
PRINCIPAL/SHARES			RATE	DATE	RATING	VALUE (000)

AUTO REPAIR, SERVICES AND PARKING - 0.01%
15,995	*	Midas, Inc				$259
3,400		Ryder System, Inc				160

		TOTAL AUTO REPAIR, SERVICES AND PARKING				419

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.04%
600	e*	Advance Auto Parts				21
23,591	e*	Autozone, Inc				1,822
27,200	e*	Carmax, Inc				586
14,532	*	Copart, Inc				275
9,270		Lithia Motors, Inc (Class A)				197

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,901

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.90%
1,171		Building Materials Holding Corp				32
7,955	e	Fastenal Co				458
1,004,126	e	Home Depot, Inc				39,362
337,954		Lowe's Cos				18,368

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				58,220

		BUSINESS SERVICES - 3.70%
19,272	e*	@Road, Inc				81
9,719	e*	24/7 Real Media, Inc				37
213,900	e*	3Com Corp				903
10,600	e*	ActivCard Corp				65
4,500	e*	Administaff, Inc				53
66,166	e	Adobe Systems, Inc				3,273
15,700	e*	Agile Software Corp				125
66,744	e*	Akamai Technologies, Inc				938
20,916	e*	Aspect Communications Corp				208
401,950		Automatic Data Processing, Inc				16,609
89,457	e*	BEA Systems, Inc				618
28,252	*	Bisys Group, Inc				413
206	e*	Blue Coat Systems, Inc				3
35,799	e*	BMC Software, Inc				566
81,599	e*	Brocade Communications Systems, Inc				461
60,862	e*	Cadence Design Systems, Inc				794
71,007	*	Ceridian Corp				1,307
17,571	e*	Citrix Systems, Inc				308
72,373	e*	CNET Networks, Inc				662
60,912	e*	Cognizant Technology Solutions Corp				1,858
89,838	e*	Compuware Corp				463
5,085	e*	Concord Communications, Inc				45
104,201	e*	Convergys Corp				1,399
4,297	e*	Corillian Corp				20
6,200	*	CSG Systems International, Inc				96
24,300		Deluxe Corp				997
2,603	e*	Digital River, Inc				78
75,453	*	DST Systems, Inc				3,355
29,750	*	Dun & Bradstreet Corp				1,746
8,599	e*	eFunds Corp				160
64,398	*	Electronic Arts, Inc				2,962
368,927	e	Electronic Data Systems Corp				7,153
19,883	e*	Embarcadero Technologies, Inc				168
4,175	e*	Equinix, Inc				128
1,800	*	eSpeed, Inc (Class A)				18
4,176	e*	F5 Networks, Inc				127
11,850	e	Fair Isaac Corp				346
107,614	*	Fiserv, Inc				3,751
4,310	e*	Greg Manning Auctions, Inc				48
62,013	e*	GSI Commerce, Inc				546

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

25,783		Henry (Jack) & Associates, Inc	$484
2,600	*	iGate Corp	10
123,843		IMS Health, Inc	2,962
9,400	e*	Informatica Corp	55
56,761	*	Innovative Solutions & Support, Inc	1,392
3,900	*	Intrado, Inc	39
54,832	e*	Intuit, Inc	2,489
24,500	e*	Ipass, Inc	147
39,174	e*	Iron Mountain, Inc	1,326
8,569	e*	iVillage, Inc	51
175,353	e*	Juniper Networks, Inc	4,138
3,175	e*	Jupitermedia Corp	57
3,011	*	Kforce, Inc	25
30,399	e*	Lamar Advertising Co	1,265
6,548	e	Manpower, Inc	291
3,200	*	MAPICS, Inc	29
38,313	e*	Mercury Interactive Corp	1,336
3,416,536		Microsoft Corp	94,467
20,263	e*	Mindspeed Technologies, Inc	41
46,510	e*	Monster Worldwide, Inc	1,146
4,400	*	National Processing, Inc	117
19,374	*	NCR Corp	961
2,900	e	NDCHealth Corp	47
2,000	e*	Netratings, Inc	36
13,360	e*	Network Equipment Technologies, Inc	88
220,909	e*	NIC, Inc	1,184
222,200	e*	Novell, Inc	1,402
124,709	e	Omnicom Group, Inc	9,111
1,498,149	*	Oracle Corp	16,899
9,628	e*	Packeteer, Inc	104
8,053	e*	PalmSource, Inc	167
11,400	e*	Parametric Technology Corp	60
35,275	e*	PDI, Inc	952
16,200	*	Pegasystems, Inc	113
83,342	*	Peoplesoft, Inc	1,654
19,700	*	Perot Systems Corp (Class A)	316
14,017	e*	Pixar	1,106
26,126	e*	Portal Software, Inc	71
17,488	e*	R.H. Donnelley Corp	863
1,500	*	Radisys Corp	21
32,799	e*	Red Hat, Inc	401
5,800	e*	Rewards Network, Inc	39
64,008	e	Robert Half International, Inc	1,649
4,600	e*	RSA Security, Inc	89
26,353	e*	Sapient Corp	201
20,684	e*	Scansoft, Inc	84
1,300	e*	Secure Computing Corp	10
46,300	e*	Seebeyond Technology Corp	143
156,600	e*	Siebel Systems, Inc	1,181
6,148	*	Sitel Corp	13
6,300	*	SonicWALL, Inc	43
40,437	e*	Spherion Corp	316
9,750		SS&C Technologies, Inc	190
1,543,479	e*	Sun Microsystems, Inc	6,236
141,293	e*	SunGard Data Systems, Inc	3,359
1,300	*	Sykes Enterprises, Inc	6
72,402	*	Symantec Corp	3,973
13,290	*	Synopsys, Inc	210
9,384	e*	TeleTech Holdings, Inc	89

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

35,400	e*	TIBCO Software, Inc	$301
94,572	e	Total System Services, Inc	2,387
25,700	e*	Tyler Technologies, Inc	227
55,752	*	Unisys Corp	575
7,706	f*	United Rentals, Inc	122
13,535	*	Universal Compression Holdings, Inc	461
65,025	e*	VeriSign, Inc	1,293
140,500	*	Veritas Software Corp	2,501
30,500	e*	WatchGuard Technologies, Inc	143
3,800	e*	Wind River Systems, Inc	46
363,983	*	Yahoo!, Inc	12,343

		TOTAL BUSINESS SERVICES	238,541

CHEMICALS AND ALLIED PRODUCTS - 5.55%
20,443	e*	Abgenix, Inc	202
11,996	e*	Able Laboratories, Inc	230
23,736	e*	Adolor Corp	267
11,589	*	Advancis Pharmaceutical Corp	94
197,626	e	Air Products & Chemicals, Inc	10,747
4,000	*	Albany Molecular Research, Inc	38
8,770	e*	Alexion Pharmaceuticals, Inc	158
6,874	e*	Alkermes, Inc	79
129,185		Allergan, Inc	9,372
127,000		Alpharma, Inc (Class A)	2,323
18,712	e*	American Pharmaceutical Partners, Inc	516
591,222	*	Amgen, Inc	33,510
16,862	e*	Amylin Pharmaceuticals, Inc	346
4,001	e*	Array Biopharma, Inc	28
7,705	e*	Atherogenics, Inc	254
35,685	e*	Atrix Laboratories, Inc	1,095
72,532	e*	Avant Immunotherapeutics, Inc	124
132,000	e	Avery Dennison Corp	8,683
195,800	e	Avon Products, Inc	8,553
77,934	*	Barr Pharmaceuticals, Inc	3,229
63,884	e*	Benthley Pharmaceuticals, Inc	677
6,233	e*	BioCryst Pharmaceuticals, Inc	32
16,710	e*	Bioenvision, Inc	134
116,434	*	Biogen Idec, Inc	7,122
45,257	e*	BioMarin Pharmaceutical, Inc	235
11,609	e*	Biosite, Inc	568
63,624	*	Bone Care International, Inc	1,546
17,133	e*	Bradley Pharmaceuticals, Inc	349
57,000		Cabot Corp	2,198
22,039	e*	Cell Therapeutics, Inc	151
11,828	e*	Cephalon, Inc	567
11,600	e*	Charles River Laboratories International, Inc	531
16,896	e*	Chattem, Inc	545
107,144		Clorox Co	5,711
264,500		Colgate-Palmolive Co	11,950
24,200	e*	Connetics Corp	654
15,500	e*	Cubist Pharmaceuticals, Inc	153
4,911	e*	Curis, Inc	22
6,761	*	Cypress Bioscience, Inc	79
7,788	e*	Cytogen Corp	82
23,162	e*	Dendreon Corp	195
45,503		Diagnostic Products Corp	1,860
15,999	e*	Digene Corp	415
9,791	e*	Discovery Laboratories, Inc	66
84,779	e*	Dov Pharmaceutical, Inc	1,453
349,215	e*	Durect Corp	489
7,541	*	Dusa Pharmaceuticals, Inc	87
196,600	e	Ecolab, Inc	6,181
90,786	*	Encysive Pharmaceuticals, Inc	820

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

72,114	*	Eon Labs, Inc	$1,565
12,727	e*	EPIX Pharmaceuticals, Inc	246
700	e	Estee Lauder Cos (Class A)	29
191,400	e*	First Horizon Pharmaceutical	3,830
215,832	e*	Forest Laboratories, Inc	9,708
10,134	e*	Genaera Corp	40
69,900	*	Genta, Inc	188
121,825	e*	Genzyme Corp	6,628
22,156	e*	Geron Corp	133
157,256	e*	Gilead Sciences, Inc	5,878
533,053	e	Gillette Co	22,250
87,652	e*	Guilford Pharmaceuticals, Inc	438
40,736		H.B. Fuller Co	1,116
69,413	e*	Hollis-Eden Pharmaceuticals	748
60,776	e*	Human Genome Sciences, Inc	663
18,436	e*	ICOS Corp	445
35,884	e*	Idexx Laboratories, Inc	1,821
50,561	*	Ilex Oncology, Inc	1,273
5,400	*	Immucor, Inc	134
47,200	e*	Immunogen, Inc	238
44,900	e*	Immunomedics, Inc	117
97,808	e*	Impax Laboratories, Inc	1,502
72,455	e*	Indevus Pharmaceuticals, Inc	514
5,392	*	Inkine Pharmaceutical Co	27
6,900	e*	InterMune, Inc	81
39,081	e*	Inverness Medical Innovations, Inc	813
8,689	e*	Invitrogen Corp	478
40,810	e*	Isis Pharmaceuticals, Inc	200
4,334	e*	Isolagen, Inc	41
162,950	e*	King Pharmaceuticals, Inc	1,946
1,500	*	Kos Pharmaceuticals, Inc	53
12,400	e*	KV Pharmaceutical Co (Class A)	222
39,656	e*	Lannett Co, Inc	385
9,275	e*	Ligand Pharmaceuticals, Inc (Class B)	93
2,100	e	Mannatech, Inc	29
34,085	e*	Martek Biosciences Corp	1,658
47,348	e*	Medarex, Inc	349
59,422	e	Medicis Pharmaceutical Corp (Class A)	2,320
100,322	*	MedImmune, Inc	2,378
1,347,658		Merck & Co, Inc	44,473
33,600	*	MGI Pharma, Inc	897
108,616	*	Millennium Pharmaceuticals, Inc	1,489
256,616	e	Mylan Laboratories, Inc	4,619
3,254	e*	Myogen, Inc	26
76,865	*	Nabi Biopharmaceuticals	1,028
32,567	*	NBTY, Inc	702
43,403	e*	Nektar Therapeutics	628
34,431	e*	Neose Technologies, Inc	258
4,000	e*	Neurocrine Biosciences, Inc	189
7,009	e*	Northfield Laboratories, Inc	94
36,005	*	Noven Pharmaceuticals, Inc	750
3,412	e*	NPS Pharmaceuticals, Inc	74
9,385	*	Nutraceutical International Corp	132
5,567	e*	Nuvelo, Inc	55
1,500	e*	OraSure Technologies, Inc	9
18,505	e*	OSI Pharmaceuticals, Inc	1,137
119,787	e*	Pain Therapeutics, Inc	861
235,177	*	Palatin Technologies, Inc	684
5,500	e*	Par Pharmaceutical Cos, Inc	198
63,742	e*	Penwest Pharmaceuticals Co	720
173,502	*	Peregrine Pharmaceuticals, Inc	279
3,932	e*	Pharmacyclics, Inc	41
5,253	e*	Pharmion Corp	272

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

83,891	e*	Pozen, Inc	$733
128,578	*	Praecis Pharmaceuticals, Inc	283
190,654	e	Praxair, Inc	8,149
1,326,638		Procter & Gamble Co	71,798
21,566	*	Progenics Pharmaceuticals	316
23,161	e*	Protein Design Labs, Inc	453
132,354		Rohm & Haas Co	5,687
58,884	*	Salix Pharmaceuticals Ltd	1,267
55,729	e*	Sepracor, Inc	2,718
86,075	e	Sigma-Aldrich Corp	4,992
41,426	e*	SuperGen, Inc	256
16,038	e*	Tanox, Inc	271
24,507	e*	Third Wave Technologies, Inc	169
11,300	*	United Therapeutics Corp	395
9,737	e*	USANA Health Sciences, Inc	339
26,431	e*	Vertex Pharmaceuticals, Inc	278
16,600	e*	Vicuron Pharmaceuticals, Inc	244
23,421	e*	Vion Pharmaceuticals, Inc	99
101,172	*	Watson Pharmaceuticals, Inc	2,981
76,385	e	Wellman, Inc	648
7,000		West Pharmaceutical Services, Inc	146
8,582	e*	Zila, Inc	35
52,533	e*	Zymogenetics, Inc	916

		TOTAL CHEMICALS AND ALLIED PRODUCTS	358,085

COMMUNICATIONS - 3.12%
103,440	e	Alltel Corp	5,680
496,567	e	AT&T Corp	7,111
793,797	*	AT&T Wireless Services, Inc	11,732
161,341	e*	Avaya, Inc	2,249
830,629	e	BellSouth Corp	22,527
5,000	e	CenturyTel, Inc	171
623,273	*	Comcast Corp (Class A)	17,601
365,769	*	Comcast Corp (Special Class A)	10,212
57,200	*	Cox Communications, Inc (Class A)	1,895
12,515	*	Foundry Networks, Inc	119
176,003	e*	IAC/InterActiveCorp	3,876
48,600	*	Infonet Services Corp (Class B)	80
80,495	*	Liberty Media International, Inc	2,685
1,671,312	e*	Lucent Technologies, Inc	5,298
12,819	*	Mastec, Inc	67
10,700	e*	Net2Phone, Inc	34
231,894	*	Nextel Communications, Inc (Class A)	5,528
23,261	e*	Novatel Wireless, Inc	547
32,445	e*	NTL, Inc	2,014
8,000	*	Paxson Communications Corp	11
1,646,495		SBC Communications, Inc	42,727
438,030		Sprint Corp	8,818
16,388	e*	Time Warner Telecom, Inc (Class A)	79
49,898	e*	UnitedGlobalcom, Inc (Class A)	373
48,526	e*	Univision Communications, Inc (Class A)	1,534
1,181,695		Verizon Communications, Inc	46,535
5,100	e*	West Corp	149
46,139	e*	XM Satellite Radio Holdings, Inc	1,431

		TOTAL COMMUNICATIONS	201,083

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

		DEPOSITORY INSTITUTIONS - 5.88%
150,155		AmSouth Bancorp	$3,664
2,500		Astoria Financial Corp	89
408,124	e	BB&T Corp	16,198
754	e*	Capital Crossing Bank	19
92,783	e	Comerica, Inc	5,507
700		Commerce Bancorp, Inc	39
1,077	e	Commercial Capital Bancorp, Inc	24
403,224	e	Fifth Third Bancorp	19,847
6,300	e	First Horizon National Corp	273
81,935		Golden West Financial Corp	9,091
26,950		Greenpoint Financial Corp	1,247
6,546	*	Intercept, Inc	123
1,562		International Bancshares Corp	57
2,016,984		JPMorgan Chase & Co	80,135
287,911		KeyCorp	9,098
49,800		M & T Bank Corp	4,766
32,800		Marshall & Ilsley Corp	1,322
252,683		Mellon Financial Corp	6,997
508,550		National City Corp	19,640
41,200	e	New York Community Bancorp, Inc	846
5,600	e	North Fork Bancorp, Inc	249
121,422		Northern Trust Corp	4,954
2,091	e	Partners Trust Financial Group, Inc	22
2,850		People's Bank	102
229,663		PNC Financial Services Group, Inc	12,425
357,315	e	Regions Financial Corp	11,813
114,455	e	SouthTrust Corp	4,768
42,600		Sovereign Bancorp, Inc	930
149,174		State Street Corp	6,371
215,172	e	SunTrust Banks, Inc	15,150
130,894	e	Synovus Financial Corp	3,423
1,264,912		U.S. Bancorp	36,556
23,189		UnionBanCal Corp	1,373
4,360		W Holding Co, Inc	83
878,307	e	Wachovia Corp	41,237
1,011,988		Wells Fargo & Co	60,345
6,400	e	Zions Bancorp	391

		TOTAL DEPOSITORY INSTITUTIONS	379,174

EATING AND DRINKING PLACES - 0.56%
154,400	e	Darden Restaurants, Inc	3,601
1,068,801		McDonald's Corp	29,958
14,800	e	Outback Steakhouse, Inc	615
56,151		Wendy's International, Inc	1,887

		TOTAL EATING AND DRINKING PLACES	36,061

EDUCATIONAL SERVICES - 0.09%
66,107	e*	Apollo Group, Inc (Class A)	4,850
30,563	*	Career Education Corp	869
700	e*	Corinthian Colleges, Inc	9
1,700	e*	DeVry, Inc	35
1,900	e*	Laureate Education, Inc	71

		TOTAL EDUCATIONAL SERVICES	5,834

ELECTRIC, GAS, AND SANITARY SERVICES - 3.04%
492,654	e*	AES Corp	4,922
116,931	e	AGL Resources, Inc	3,598
75,233	e	Allete, Inc	2,445
22,520	e	Aqua America, Inc	498
642,931	e*	Aquila, Inc	2,006
38,206		Atmos Energy Corp	962
212,240	e	Avista Corp	3,842
101,137		Black Hills Corp	2,810

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

5,300		California Water Service Group	$156
13,300	e	Cascade Natural Gas Corp	282
27,585	e*	Casella Waste Systems, Inc (Class A)	327
17,100		Citizens Communications Co	229
275,371		Cleco Corp	4,747
3,400		Connecticut Water Service, Inc	90
18,700		Crosstex Energy, Inc	769
453,255		DPL, Inc	9,328
276,732		Empire District Electric Co	5,687
1,400		Energen Corp	72
750		EnergySouth, Inc	20
170,858		Equitable Resources, Inc	9,279
400,340	e	Hawaiian Electric Industries, Inc	10,625
217,100	e	Idacorp, Inc	6,309
296,657	e	KeySpan Corp	11,629
326,432		Kinder Morgan, Inc	20,506
8,200	e	Laclede Group, Inc	240
87,636		MGE Energy, Inc	2,789
2,666	e	Middlesex Water Co	48
235,097		National Fuel Gas Co	6,660
2,900		New Jersey Resources Corp	120
140,770	e	Nicor, Inc	5,166
552,440	e	NiSource, Inc	11,607
8,300		Northwest Natural Gas Co	263
70,160	e*	NUI Corp	936
490,148		OGE Energy Corp	12,366
50,015	e	Otter Tail Corp	1,275
103,254	e	Peoples Energy Corp	4,304
605,280	e	Pepco Holdings, Inc	12,045
11,812		Piedmont Natural Gas Co, Inc	519
553,500		Puget Energy, Inc	12,564
113,172	e	Questar Corp	5,186
34,491		Resource America, Inc (Class A)	814
245,817	e*	Sierra Pacific Resources	2,200
22,200		SJW Corp	733
5,400		South Jersey Industries, Inc	258
14,099	e*	Southern Union Co	289
3,200	*	Stericycle, Inc	147
183,301	e	Unisource Energy Corp	4,463
6,858	e*	Waste Connections, Inc	217
84,414		Western Gas Resources, Inc	2,413
41,700		WGL Holdings, Inc	1,178
518,335		Williams Cos, Inc	6,272

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	196,210

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.90%
1,400	e*	Advanced Fibre Communications, Inc	22
210,195	e*	Advanced Micro Devices, Inc	2,733
11,984	e*	Agere Systems, Inc (Class A)	13
146,200	*	Agere Systems, Inc (Class B)	149
162,200	e*	Altera Corp	3,174
77,993	e	American Power Conversion Corp	1,356
3,555	e*	American Superconductor Corp	44
190,190		Ametek, Inc	5,767
5,400	e*	Amkor Technology, Inc	20
119,618		Analog Devices, Inc	4,639
17,075	*	Applica, Inc	69
6,411	e*	Arris Group, Inc	33
53,100	e*	Artesyn Technologies, Inc	530
138,463	e*	Avanex Corp	282
39,523	e	AVX Corp	468
30,000	e	Baldor Electric Co	710
79,519	e*	Broadcom Corp (Class A)	2,170
8,357	e*	California Micro Devices Corp	65
28,117	e*	Capstone Turbine Corp	43
8,872	e*	Carrier Access Corp	62
46,995	*	C-COR, Inc	397
355,116	e*	CIENA Corp	703
132,544	*	Comverse Technology, Inc	2,496
27,847	e*	Conexant Systems, Inc	45
233,212	e*	Corvis Corp	187
1,800	e	CTS Corp	23
4,193	*	DDi Corp	21

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

16,904	*	Ditech Communications Corp	$378
133,845	e*	Eagle Broadband, Inc	96
437,600		Emerson Electric Co	27,083
10,485	*	Energizer Holdings, Inc	483
28,195	e*	Finisar Corp	37
10,300		Harman International Industries, Inc	1,110
15,041	e*	Harmonic, Inc	100
2,700	e	Helix Technology Corp	37
1,300	e	Hubbell, Inc (Class B)	58
5,700	e*	Integrated Device Technology, Inc	54
2,578,710		Intel Corp	51,729
29,012	e*	Interdigital Communications Corp	473
12,700	e	Intersil Corp (Class A)	202
59,373	*	InterVoice, Inc	639
5,722	e*	IXYS Corp	41
40,769	e*	Jabil Circuit, Inc	938
540,044	e*	JDS Uniphase Corp	1,820
5,800	e*	Kemet Corp	47
2,000	*	Lifeline Systems, Inc	49
229,966	e*	LSI Logic Corp	991
4,204	e*	Magnetek, Inc	31
25,583	e*	Mattson Technology, Inc	197
102,718		Maxim Integrated Products, Inc	4,344
66,429	e*	McData Corp (Class A)	334
8,850	e*	Merix Corp
18,700	e	Microchip Technology, Inc	502
265,591	e*	Micron Technology, Inc	3,195
5,651	e*	Mobility Electronics, Inc	47
82,093		Molex, Inc	2,448
8,500	*	Monolithic System Technology, Inc	37
1,011,468	e	Motorola, Inc	18,247
235,717	e*	MRV Communications, Inc	589
3,705	e*	Mykrolis Corp	37
157,400	e	National Semiconductor Corp	2,438
8,599	e*	NMS Communications Corp	42
25,190	e*	Novellus Systems, Inc	670
3,266	e*	Openwave Systems, Inc	29
129,014	*	Optical Communication Products, Inc	270
3,707	e*	Paradyne Networks, Inc	17
5,200	e*	Plexus Corp	57
5,600	e*	Polycom, Inc	111
3,800	e*	Power-One, Inc	25
8,800	e*	Powerwave Technologies, Inc	54
1,453	e*	QLogic Corp	43
598,286		Qualcomm, Inc	23,357
31,424		Scientific-Atlanta, Inc	815
10,220	e*	Sipex Corp	54
322,582	e*	Sirius Satellite Radio, Inc	1,032
5,696	e*	Spatialight, Inc	34
11,400	e*	Standard Microsystems Corp	200
107,179	e*	Stratex Networks, Inc	240
84,452	e*	Sycamore Networks, Inc	319
2,505	e*	Symmetricom, Inc	24
1,400	*	Technitrol, Inc	27
264,515	e*	Tellabs, Inc	2,431
125,172	*	Terayon Communication Systems, Inc	265
734,264	e	Texas Instruments, Inc	15,625
63,300		Thomas & Betts Corp	1,698
4,819	e*	Trident Microsystems, Inc	49
8,974	e*	Tripath Technology, Inc	15
5,500	e*	Triquint Semiconductor, Inc	21
900	e*	TTM Technologies, Inc	8
12,440	e*	Utstarcom, Inc	200
19,000	e*	Verso Technologies, Inc	18
2,600	e	Vicor Corp	26
95,428	*	Vishay Intertechnology, Inc	1,231

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

104,900	e*	Vitesse Semiconductor Corp	$286
28,395	e*	Westell Technologies, Inc	147
13,207		Whirlpool Corp	794
16,700	e*	Wilson Greatbatch Technologies, Inc	299
127,200	e	Xilinx, Inc	3,434
138,795	*	Zhone Technologies, Inc	426

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	199,517

ENGINEERING AND MANAGEMENT SERVICES - 0.30%
8,506	e*	Accelrys, Inc	55
1,000	e*	Affymetrix, Inc	31
5,099	e*	Answerthink, Inc	27
42,902	e*	Antigenics, Inc	259
24,675	e*	Applera Corp (Celera Genomics Group)	288
86,121	e*	Ariad Pharmaceuticals, Inc	576
12,860	e*	Axonyx, Inc	73
52,912	e*	BearingPoint, Inc	473
16,700	e*	Ciphergen Biosystems, Inc	65
5,000	*	Covance, Inc	200
49,165	e*	CuraGen Corp	270
5,433	e*	CV Therapeutics, Inc	68
130,985	e*	Decode Genetics, Inc	986
2,727	*	DiamondCluster International, Inc	33
3,288	e*	Digitas, Inc	25
5,601	e*	Dyax Corp	43
7,100	e*	Exult, Inc	37
3,600	e*	FTI Consulting, Inc	68
14,043	*	Gartner, Inc (Class B)	162
92,116	e*	Incyte Corp	887
19,927	e*	Kosan Biosciences, Inc	115
28,041	e*	Lexicon Genetics, Inc	185
7,047	*	Lifecell Corp	70
25,220	e*	Luminex Corp	180
5,948	e*	Maxim Pharmaceuticals, Inc	16
72,914	e	Moody's Corp	5,341
28,840	e*	Neopharm, Inc	247
15,777	e*	Oscient Pharmaceuticals Corp	56
214,126		Paychex, Inc	6,456
5,500	e*	Pharmaceutical Product Development, Inc	198
9,821	e*	Pharmos Corp	28
7,444	e*	PRG-Schultz International, Inc	43
21,643	e*	Regeneron Pharmaceuticals, Inc	188
1,623	e*	Rigel Pharmaceuticals, Inc	41
88,520	e*	Seattle Genetics, Inc	582
1,600	e*	Sourcecorp	35
26,200	e*	Telik, Inc	584
11,500	e*	Trimeris, Inc	173
7,496	e*	Ventiv Health, Inc	127

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	19,291

FABRICATED METAL PRODUCTS - 0.69%
30,440		Commercial Metals Co	1,209
149,645	*	Crown Holdings, Inc	1,543
15,906	e	Gulf Island Fabrication, Inc	355
27,528		Harsco Corp	1,236
252,900	e	Illinois Tool Works, Inc	23,563
11,067	e*	Jacuzzi Brands, Inc	103
312,073	e	Masco Corp	10,776
400		Silgan Holdings, Inc	19
27,846		Snap-On, Inc	767
86,524		Stanley Works	3,680
437,784	e*	Tower Automotive, Inc	915
3,600	e	Valmont Industries, Inc	75

		TOTAL FABRICATED METAL PRODUCTS	44,241

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

FOOD AND KINDRED PRODUCTS - 2.16%
171,725	e	Campbell Soup Co	$4,515
1,182,800	e	Coca-Cola Co	47,371
97,300		Coca-Cola Enterprises, Inc	1,839
800	*	Dean Foods Co	24
201,409		General Mills, Inc	9,043
241,350		H.J. Heinz Co	8,693
146,800		Hershey Foods Corp	6,857
3,000		Hormel Foods Corp	80
179,263	e	Kellogg Co	7,647
23,900		McCormick & Co, Inc (Non-Vote)	821
50,600	e	Pepsi Bottling Group, Inc	1,374
884,404		PepsiCo, Inc	43,026
126,545		Wrigley (Wm.) Jr Co	8,012

		TOTAL FOOD AND KINDRED PRODUCTS	139,302

FOOD STORES - 0.46%
330,521	e	Albertson's, Inc	7,909
436,276	*	Kroger Co	6,771
11,850	*	Pathmark Stores, Inc	57
271,210	e*	Safeway, Inc	5,237
201,654	e*	Starbucks Corp	9,167
400	e	Whole Foods Market, Inc	34
78,110	e*	Winn-Dixie Stores, Inc	241

		TOTAL FOOD STORES	29,416

FURNITURE AND FIXTURES - 0.31%
58,202		Hillenbrand Industries, Inc	2,941
163,778		Johnson Controls, Inc	9,304
55,320	e	Lear Corp	3,012
55,444	e	Leggett & Platt, Inc	1,558
158,910	e,f	Newell Rubbermaid, Inc	3,185

		TOTAL FURNITURE AND FIXTURES	20,000

FURNITURE AND HOMEFURNISHINGS STORES - 0.18%
107,795	*	Bed Bath & Beyond, Inc	4,000
92,500		Best Buy Co, Inc	5,017
61,694	e	Circuit City Stores, Inc (Circuit City Group)	946
200	e*	Mohawk Industries, Inc	16
53,247		RadioShack Corp	1,525
4,200	*	Restoration Hardware, Inc	22
800	*	Williams-Sonoma, Inc	30

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	11,556

GENERAL BUILDING CONTRACTORS - 0.33%
3,218	e	Beazer Homes U.S.A., Inc	344
7,009		Brookfield Homes Corp	185
27,100	e	Centex Corp	1,367
83,100		D.R. Horton, Inc	2,751
24,200	e	KB Home	2,045
37,000	e	Lennar Corp (Class A)	1,761
3,520		Lennar Corp (Class B)	154
292		M/I Homes, Inc	12
22,473	e	MDC Holdings, Inc	1,643
117,668		Pulte Homes, Inc	7,221
14,781	e	Ryland Group, Inc	1,370
23,300	e	Standard-Pacific Corp	1,313
21,000	e*	Toll Brothers, Inc	973

		TOTAL GENERAL BUILDING CONTRACTORS	21,139

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

GENERAL MERCHANDISE STORES - 0.87%
19,200	e*	BJ's Wholesale Club, Inc	$525
1,687		Bon-Ton Stores, Inc	21
233,038	e	Costco Wholesale Corp	9,685
93,865		Dollar General Corp	1,891
15,723	e*	Dollar Tree Stores, Inc	424
6,697		Family Dollar Stores, Inc	181
141,195		J.C. Penney Co, Inc	4,981
117,461	*	Kohl's Corp	5,660
229,360		May Department Stores Co	5,878
3,100	*	Retail Ventures, Inc	23
33,400		Saks, Inc	402
141,201	e	Sears Roebuck & Co	5,627
453,525		Target Corp	20,522

		TOTAL GENERAL MERCHANDISE STORES	55,820

HEALTH SERVICES - 0.31%
16,500	*	Accredo Health, Inc	389
8,252	*	Amedisys, Inc	247
4,293	e*	Bio-Reference Labs, Inc	60
139,636	*	Caremark Rx, Inc	4,478
42,993	e*	Coventry Health Care, Inc	2,295
39,300	*	DaVita, Inc	1,224
22,344	*	Express Scripts, Inc	1,460
44,858	*	First Health Group Corp	722
9,200	e*	Gentiva Health Services, Inc	151
117,248	e	Health Management Associates, Inc (Class A)	2,395
4,184	e	LCA-Vision, Inc	108
14,479	e*	LifePoint Hospitals, Inc	435
46,490	*	Lincare Holdings, Inc	1,381
34,964		Manor Care, Inc	1,048
800	e*	Matria Healthcare, Inc	23
1,111	e*	Medcath Corp	18
12,328	*	NeighborCare, Inc	313
4,200	e*	OCA, Inc	20
5,592		Option Care, Inc	87
4,600	*	Province Healthcare Co	96
40,858	*	Specialty Laboratories, Inc	429
48,920	f*	Triad Hospitals, Inc	1,685
14,518	e	Universal Health Services, Inc (Class B)	632

		TOTAL HEALTH SERVICES	19,696

HOLDING AND OTHER INVESTMENT OFFICES - 1.85%
4,876		Acadia Realty Trust	72
154,968	e	Allied Capital Corp	3,780
7,100	e	AMB Property Corp	263
37,900	e	American Financial Realty Trust	535
33,700	e	Annaly Mortgage Management, Inc	577
171,715		Archstone-Smith Trust	5,433
8,800	e	Arden Realty, Inc	287
2,498	e	Ashford Hospitality Trust, Inc	23
23,267	e	AvalonBay Communities, Inc	1,401
27,855	e	Boston Properties, Inc	1,543
600	e	Brandywine Realty Trust	17
11,155	e	Capstead Mortgage Corp	139
2,914	e	Cedar Shopping Centers, Inc	41
500		Chelsea Property Group, Inc	34
8,818	e	Cornerstone Realty Income Trust, Inc	86
80,458		Crescent Real Estate Equities Co	1,266
1,200		Developers Diversified Realty Corp	47
50,103		Duke Realty Corp	1,663
10,051	e	Equity Inns, Inc	99
541,814	e	Equity Office Properties Trust	14,764

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

285,588		Equity Residential	$8,853
18,247	e*	FelCor Lodging Trust, Inc	206
36,914	e	Fremont General Corp	855
19,546	e	Friedman Billings Ramsey Group, Inc	373
66,774		General Growth Properties, Inc	2,070
1,700	e	Gladstone Capital Corp	39
7,111		Glenborough Realty Trust, Inc	148
4,521	e	Government Properties Trust, Inc	43
13,363	e*	Harris & Harris Group, Inc	138
32,500		Health Care Property Investors, Inc	845
831		Health Care REIT, Inc	29
5,594	e	Highland Hospitality Corp	64
15,546	e	Highwoods Properties, Inc	383
16,250	e	Hospitality Properties Trust	690
23,518		HRPT Properties Trust	258
19,200		iStar Financial, Inc	792
36,100	e	Kimco Realty Corp	1,852
2,391		Kramont Realty Trust	44
26,388	*	La Quinta Corp	206
2,965		LTC Properties, Inc	53
1,000		Macerich Co	53
900		Mack-Cali Realty Corp	40
3,600		MFA Mortgage Investments, Inc	33
2,680		Mid-America Apartment Communities, Inc	104
8,600		Mission West Properties, Inc	89
3,661		National Health Investors, Inc	104
32,404		New Plan Excel Realty Trust	810
11,150	e	Omega Healthcare Investors, Inc	120
600	e	Pan Pacific Retail Properties, Inc	32
265,256		Plum Creek Timber Co, Inc	9,292
30,204		Popular, Inc	794
1,500	e	Post Properties, Inc	45
74,524		Prologis	2,626
87,719		Public Storage, Inc	4,346
700		Regency Centers Corp	33
23,200		Rouse Co	1,552
5,366		Senior Housing Properties Trust	96
150,132		Simon Property Group, Inc	8,052
1,576		Thornburg Mortgage, Inc	46
6,006	e	U.S. Restaurant Properties, Inc	101
1,900		United Dominion Realty Trust, Inc	38
1,200		Universal Health Realty Income Trust	36
2,260		Urstadt Biddle Properties, Inc (Class A)	34
76,203	e	Vornado Realty Trust	4,776
817,462	e	Washington Mutual, Inc	31,946
120,825		Weingarten Realty Investors	3,988
4,016	e	Winston Hotels, Inc	43

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	119,240

HOTELS AND OTHER LODGING PLACES - 0.05%
7,561	e*	Bluegreen Corp	84
46,730	*	Boca Resorts, Inc (Class A)	868
10,580		Choice Hotels International, Inc	609
21,968	e	Marcus Corp	428
111,042	*	Prime Hospitality Corp	1,351

		TOTAL HOTELS AND OTHER LODGING PLACES	3,340

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.78%
531,744	e	3M Co	$42,524
1,000	e*	AGCO Corp	23
66,810	*	American Standard Cos, Inc	2,600
139,447	*	Apple Computer, Inc	5,404
649,716	*	Applied Materials, Inc	10,714
13,362	e*	Authentidate Holding Corp	81
20,225		Black & Decker Corp	1,566
9,500	*	Brooks Automation, Inc	134
7,200	e*	Cirrus Logic, Inc	34
2,560,427	*	Cisco Systems, Inc	46,344
8,111	*	Cooper Cameron Corp	445
4,000	e*	Cray, Inc	14
37,800	e	Cummins, Inc	2,793
142,130	e	Deere & Co	9,174
1,049,267	*	Dell, Inc	37,354
21,462		Diebold, Inc	1,002
1,000	e	Donaldson Co, Inc	28
17,350	*	Dril-Quip, Inc	387
958,140	e*	EMC Corp	11,057
9,460	e*	Emulex Corp	109
6,494	e*	EnPro Industries, Inc	157
7,700	*	Flowserve Corp	186
5,556	*	FMC Technologies, Inc	186
3,149	e*	FSI International, Inc	13
1,300	*	General Binding Corp	18
133,900	e*	Global Power Equipment Group, Inc	992
118,575		Graco, Inc	3,972
157,563	*	Grant Prideco, Inc	3,228
1,317,723	e	Hewlett-Packard Co	24,707
3,611	*	Hydril	155
33,500	e*	Hypercom Corp	247
56,885	*	InFocus Corp	521
780,057		International Business Machines Corp	66,882
6,400		Iomega Corp	30
2,300	e*	Kulicke & Soffa Industries, Inc	13
9,944	e*	Lam Research Corp	218
39,462	e*	Lexmark International, Inc	3,315
2,200		Lincoln Electric Holdings, Inc	69
65,200	e*	Maxtor Corp	339
29,900	e*	Milacron, Inc	93
35,100	e	Modine Manufacturing Co	1,057
34,615	e*	National-Oilwell, Inc	1,137
135,913	e*	Network Appliance, Inc	3,126
28,000		Nordson Corp	961
7,286	*	Oil States International, Inc	136
6,400	e*	Omnicell, Inc	85
43,650	e*	PalmOne, Inc	1,329
3,800		Pentair, Inc	133
220,801		Pitney Bowes, Inc	9,737
10,500	e*	Presstek, Inc	102
29,800	e*	Quantum Corp	69
21,832	e*	Sandisk Corp	636
45,177	*	Semitool, Inc	343
135,651	e*	Silicon Graphics, Inc	194
15,000	*	Simpletech, Inc	55
75,393	e*	Smith International, Inc	4,579
431,086	e*	Solectron Corp	2,134
22,138	e	SPX Corp	784
8,400	*	Storage Technology Corp	212
3,700		Tennant Co	150
2,986	e*	UNOVA, Inc	42
19,592	e*	Western Digital Corp	172
297,373	e*	Xerox Corp	4,187
42,037	e*	Xybernaut Corp	47

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	308,535

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 2.25%
22,218	e*	Advanced Medical Optics, Inc	$879
16,601	e*	Aksys Ltd	79
35,872	e*	Align Technology, Inc	548
1,700	e	Analogic Corp	71
188,825		Applera Corp (Applied Biosystems Group)	3,563
5,200		Arrow International, Inc	155
3,533	e*	August Technology Corp	24
35,794		Bard (C.R.), Inc	2,027
30,955		Bausch & Lomb, Inc	2,057
438,937		Baxter International, Inc	14,116
16,896		Beckman Coulter, Inc	948
214,472		Becton Dickinson & Co	11,088
150,094		Biomet, Inc	7,036
304,790	e*	Boston Scientific Corp	12,109
3,700	*	Bruker BioSciences Corp	13
7,700	*	Cardiac Science, Inc	15
5,797	*	Cepheid, Inc	50
34,287	e*	Closure Medical Corp	488
4,800	e	Cognex Corp	126
4,791	e*	Credence Systems Corp	34
1,809	e*	Cyberoptics Corp	28
10,000	*	Cytyc Corp	242
34,950	e	Dentsply International, Inc	1,815
34,200	*	Depomed, Inc	179
3,500	e*	DJ Orthopedics, Inc	62
16,080	e*	Edwards Lifesciences Corp	539
7,094	*	Faro Technologies, Inc	144
20,297	*	Fisher Scientific International, Inc	1,184
152,032		Guidant Corp	10,040
27,617	e*	Hanger Orthopedic Group, Inc	138
5,331	e*	I-Flow Corp	77
3,828	e*	Illumina, Inc	23
2,400	e*	Input/Output, Inc	25
3,000	e*	Integra LifeSciences Holding	96
5,100		Invacare Corp	235
110,616	e*	Invision Technologies, Inc	4,977
1,800	*	Ista Pharmaceuticals, Inc	22
48,670	*	KLA-Tencor Corp	2,019
25,500	e*	Lexar Media, Inc	214
28,700	e*	LTX Corp	155
1,579	*	Measurement Specialties, Inc	39
628,262	e	Medtronic, Inc	32,607
1,700	e*	Mettler-Toledo International, Inc	80
11,632	*	Millipore Corp	557
2,500	*	MKS Instruments, Inc	38
28,611	e*	Nanogen, Inc	110
3,164	e	Oakley, Inc	38
11,593	*	Orthologic Corp	82
3,688	e*	Palomar Medical Technologies, Inc	81
102,828		PerkinElmer, Inc	1,771
45,239	*	Pinnacle Systems, Inc	189
14,136	*	RAE Systems, Inc	79
3,100	e*	Respironics, Inc	166
5,085	*	Sonic Innovations, Inc	23
86,926	*	St. Jude Medical, Inc	6,543
4,600	*	Steris Corp	101
191,130		Stryker Corp	9,190
11,200	*	Techne Corp	428
3,885	e	Tektronix, Inc	129
38,653	e	Teleflex, Inc	1,643
88,074	*	Thermo Electron Corp	2,380
1,600	e*	Thoratec Corp	15
26,444	e*	TriPath Imaging, Inc	216

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

3,759	e*	Urologix, Inc	$24
39,294	e*	Varian Medical Systems, Inc	1,358
1,600	e	Vital Signs, Inc	51
37,343	*	Waters Corp	1,647
101,120	e*	Zimmer Holdings, Inc	7,993
9,864	e*	Zygo Corp	100

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	145,318

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
14,100	e	Brown & Brown, Inc	644
3,100		Crawford & Co (Class B)	21
40,010	e	Gallagher (Arthur J.) & Co	1,326
1,100	e	Hilb, Rogal & Hamilton Co	40
430,860	e	Marsh & McLennan Cos, Inc	19,716
146,950	*	Medco Health Solutions, Inc	4,541

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	26,288

INSURANCE CARRIERS - 3.54%
1,200		21st Century Insurance Group	16
66,100	e	Aetna, Inc	6,605
226,470		Aflac, Inc	8,880
13,300	e	Ambac Financial Group, Inc	1,063
1,157,136	e	American International Group, Inc	78,674
850	*	American Physicians Capital, Inc	26
67,223	e*	Anthem, Inc	5,865
100,957		Chubb Corp	7,095
89,000		Cigna Corp	6,197
95,224		Cincinnati Financial Corp	3,925
29,542	e	Erie Indemnity Co (Class A)	1,507
6,582		Fidelity National Financial, Inc	251
1,251	e*	FPIC Insurance Group, Inc	32
125,845		Hartford Financial Services Group, Inc	7,794
54,972	e*	Health Net, Inc	1,359
158,814	*	Humana, Inc	3,173
81,760		Jefferson-Pilot Corp	4,060
172,330		Lincoln National Corp	8,100
38,899		MBIA, Inc	2,264
14,100	e	MGIC Investment Corp	938
900	*	Pacificare Health Systems, Inc	33
22,800	e	Phoenix Cos, Inc	238
13,997	e*	PMA Capital Corp (Class A)	106
800	e	PMI Group, Inc	32
171,325		Principal Financial Group	6,163
70,970	e	Progressive Corp	6,015
389,374		Prudential Financial, Inc	18,316
700	e	Radian Group, Inc	32
56,501	e	Safeco Corp	2,579
292,177		St. Paul Travelers Cos, Inc	9,659
7,750		Transatlantic Holdings, Inc	421
355,804		UnitedHealth Group, Inc	26,237
147,488	e	UnumProvident Corp	2,314
9,063		Vesta Insurance Group, Inc	41
80,731	*	Wellpoint Health Networks, Inc	8,484

		TOTAL INSURANCE CARRIERS	228,494

LEATHER AND LEATHER PRODUCTS - 0.04%
49,400	*	Coach, Inc	2,096
200	e*	Timberland Co (Class A)	11
7,100		Weyco Group, Inc	263

TOTAL LEATHER AND LEATHER PRODUCTS	2,370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%
11,695	*	Laidlaw International, Inc	$192

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	192

LUMBER AND WOOD PRODUCTS - 0.01%
28,547	*	Champion Enterprises, Inc	294
2,415	e	Skyline Corp	97

		TOTAL LUMBER AND WOOD PRODUCTS	391

METAL MINING - 0.11%
52,548	e*	Cleveland-Cliffs, Inc	4,250
154,513	e	Royal Gold, Inc	2,639

		TOTAL METAL MINING	6,889

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
19,178	e	Callaway Golf Co	203
58,200	*	Identix, Inc	388
34,060	e*	K2, Inc	487
2,400	e*	Leapfrog Enterprises, Inc	49
463,424	e	Mattel, Inc	8,402
28,761	e*	RC2 Corp	946
53,500	e	Russ Berrie & Co, Inc	1,078
800	f*	Steinway Musical Instruments, Inc	22

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	11,575

MISCELLANEOUS RETAIL - 0.93%
71,271	e*	Amazon.com, Inc	2,912
4,500	e*	Barnes & Noble, Inc	167
194,671		CVS Corp	8,201
182,988	e*	eBay, Inc	16,824
1,200	e*	Marvel Enterprises, Inc	17
5,300		Michaels Stores, Inc	314
77,755	*	Office Depot, Inc	1,169
29,884		Omnicare, Inc	848
16,503	e*	Overstock.com, Inc	606
10,100	*	Party City Corp	149
2,224	e*	PC Mall, Inc	34
205,409	e	Staples, Inc	6,125
30,376	e	Tiffany & Co	934
65,459	e*	Toys 'R' Us, Inc	1,161
491,071		Walgreen Co	17,595
80,682	e	World Fuel Services Corp	2,888

		TOTAL MISCELLANEOUS RETAIL	59,944

MOTION PICTURES - 1.17%
600		Carmike Cinemas, Inc	21
1,760,892	*	Liberty Media Corp (Class A)	15,355
139,952	e	Metro-Goldwyn-Mayer, Inc	1,619
11,241	e	Regal Entertainment Group (Class A)	215
2,023,699	e*	Time Warner, Inc	32,663
1,120,995	e	Walt Disney Co	25,278

		TOTAL MOTION PICTURES	75,151

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

NONDEPOSITORY INSTITUTIONS - 2.77%
42,023		Advanta Corp (Class A)	$958
51,632	e	American Capital Strategies Ltd	1,618
782,671	e	American Express Co	40,276
101,059		Capital One Financial Corp	7,468
900		CharterMac	20
166,983	e	CIT Group, Inc	6,243
2,859	*	CompuCredit Corp	53
237,480		Countrywide Financial Corp	9,354
687,746	e	Fannie Mae	43,603
3,475	e*	Federal Agricultural Mortgage Corp (Class C)	77
454,702	e	Freddie Mac	29,665
765,285		MBNA Corp	19,285
4,610	e	MCG Capital Corp	80
242,367	e*	Providian Financial Corp	3,766
351,951		SLM Corp	15,697
3,775	e	Student Loan Corp	535
705		Westcorp	30
3,300	e*	WFS Financial, Inc	154

		TOTAL NONDEPOSITORY INSTITUTIONS	178,882

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
97,368	e	Amcol International Corp	1,862
100,663		Vulcan Materials Co	5,129

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	6,991

OIL AND GAS EXTRACTION - 2.44%
341,169		Anadarko Petroleum Corp	22,640
460,726		Apache Corp	23,087
4,085	*	Atwood Oceanics, Inc	194
5,419	e	Berry Petroleum Co (Class A)	199
8,367	e	Cabot Oil & Gas Corp (Class A)	376
11,487	*	Cal Dive International, Inc	409
14,984	*	Callon Petroleum Co	190
11,384	e*	Cheniere Energy, Inc	225
203,497	e	Chesapeake Energy Corp	3,221
27,186	*	Cimarex Energy Co	950
21,613	e*	Clayton Williams Energy, Inc	463
20,725	*	Comstock Resources, Inc	434
15,757	e*	Delta Petroleum Corp	205
87,669	*	Denbury Resources, Inc	2,227
292,542	e	Devon Energy Corp	20,773
10,692	*	Edge Petroleum Corp	171
4,801	*	Encore Acquisition Co	166
68,159	e*	Energy Partners Ltd	1,110
189,036	e	ENSCO International, Inc	6,176
231,565		EOG Resources, Inc	15,249
4,500	e*	Evergreen Resources, Inc	180
55,136	*	Forest Oil Corp	1,661
6,697	e*	FX Energy, Inc	61
16,582	e*	Global Industries Ltd	102
45,337	e*	Grey Wolf, Inc	222
55,116	*	Harvest Natural Resources, Inc	915
103,835		Helmerich & Payne, Inc	2,979
11,390	*	Houston Exploration Co	676
40,092	b,e*	KCS Energy, Inc	558
45,703	e*	Magnum Hunter Resources, Inc	527
140,689	e*	Meridian Resource Corp	1,242
22,242	*	Mission Resources Corp	140
59,620	*	Newfield Exploration Co	3,651
164,247		Noble Energy, Inc	9,566
8,831	e*	Oceaneering International, Inc	325

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

32,174	e	Patina Oil & Gas Corp	$951
117,182	e	Patterson-UTI Energy, Inc	2,235
10,571	*	Petroleum Development Corp	463
124,249	e	Pioneer Natural Resources Co	4,284
61,817	e*	Plains Exploration & Production Co	1,475
75,300		Pogo Producing Co	3,573
118,990	e*	Pride International, Inc	2,355
17,376	e*	Quicksilver Resources, Inc	568
54,902	e	Range Resources Corp	960
77,900	e*	Rowan Cos, Inc	2,057
1,480		RPC, Inc	26
16,278	e*	Stone Energy Corp	712
45,433	*	Swift Energy Co	1,089
3,887	*	Syntroleum Corp	27
8,805	*	Tetra Technologies, Inc	273
105,526	e	Tidewater, Inc	3,435
439,599	e*	Transmontaigne, Inc	2,558
12,425	*	Unit Corp	436
54,735	*	Varco International, Inc	1,468
37,825	*	Veritas DGC, Inc	862
66,297	e	Vintage Petroleum, Inc	1,331
8,105	*	W-H Energy Services, Inc	168
5,505	e*	Whiting Petroleum Corp	167
138,215		XTO Energy, Inc	4,489

		TOTAL OIL AND GAS EXTRACTION	157,232

PAPER AND ALLIED PRODUCTS - 0.47%
13,900	e	Bowater, Inc	531
1,100	e	Glatfelter	14
325,289		Kimberly-Clark Corp	21,010
145,049		MeadWestvaco Corp	4,627
4,274		Pope & Talbot, Inc	75
126,950	e	Sonoco Products Co	3,357
11,748		Temple-Inland, Inc	789

		TOTAL PAPER AND ALLIED PRODUCTS	30,403

PERSONAL SERVICES - 0.00%
1,016		Unifirst Corp	29

		TOTAL PERSONAL SERVICES	29

PETROLEUM AND COAL PRODUCTS - 0.41%
60,004	e	Frontier Oil Corp	1,417
16,291	e*	Giant Industries, Inc	396
68,902	e*	Headwaters, Inc	2,126
4,800	e	Lubrizol Corp	166
160,622	e	Sunoco, Inc	11,883
128,149		Valero Energy Corp	10,279

		TOTAL PETROLEUM AND COAL PRODUCTS	26,267

PRIMARY METAL INDUSTRIES - 0.60%
54,420	e*	Andrew Corp	666
5,150	e	Belden CDT, Inc	112
135,325	*	Century Aluminum Co	3,753
3,200	e*	CommScope, Inc	69
141,600		Engelhard Corp	4,014
4,400	e*	General Cable Corp	47
8,737		Gibraltar Steel Corp	316
44,485	e*	Imco Recycling, Inc	507
35,970	*	International Steel Group, Inc	1,212
42,084	*	Lone Star Technologies, Inc	1,591
10,400	e*	Maverick Tube Corp	320
36,278		Mueller Industries, Inc	1,558

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

8,038		NN, Inc	$92
70,846	e*	NS Group, Inc	1,311
77,409	e	Nucor Corp	7,073
3,830	e	Quanex Corp	196
193,067		Ryerson Tull, Inc	3,315
150,612	e	Schnitzer Steel Industries, Inc (Class A)	4,872
42,438	e	Steel Dynamics, Inc	1,639
10,578		Steel Technologies, Inc	271
700		Tredegar Corp	13
2,797	e*	Wheeling-Pittsburgh Corp	88
270,750	e	Worthington Industries, Inc	5,781

		TOTAL PRIMARY METAL INDUSTRIES	38,816

PRINTING AND PUBLISHING - 0.48%
41,000	e	Dow Jones & Co, Inc	1,665
22,352	e	EW Scripps Co	1,068
10,200		Harte-Hanks, Inc	255
142,242		McGraw-Hill Cos, Inc	11,335
300		Meredith Corp	15
62,536		New York Times Co (Class A)	2,445
60,429		R.R. Donnelley & Sons Co	1,893
23,349		Standard Register Co	245
182,762	e	Tribune Co	7,521
4,756	e	Washington Post Co (Class B)	4,376

		TOTAL PRINTING AND PUBLISHING	30,818

RAILROAD TRANSPORTATION - 0.26%
396,500	e*	ADC Telecommunications, Inc	718
19,164	e*	Kansas City Southern Industries, Inc	291
538,510		Norfolk Southern Corp	16,015

		TOTAL RAILROAD TRANSPORTATION	17,024

REAL ESTATE - 0.00%
301	e*	Avatar Holdings, Inc	13
8,499	e*	Stewart Enterprises, Inc (Class A)	59

		TOTAL REAL ESTATE	72

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.04%
23,900	e	Bandag, Inc	1,047
41,851		Cooper Tire & Rubber Co	844
5,481	e,f*	Deckers Outdoor Corp	186
2,220		Reebok International Ltd	82
11,600	e*	Sealed Air Corp	538
7,251	*	Skechers U.S.A., Inc (Class A)	105

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	2,802

SECURITY AND COMMODITY BROKERS - 1.15%
29,610	e	A.G. Edwards, Inc	1,025
67,631	e*	Ameritrade Holding Corp	812
570,443		Charles Schwab Corp	5,242
5,336	e	Chicago Mercantile Exchange	861
1,600		Eaton Vance Corp	65
27,941		Federated Investors, Inc (Class B)	795
148,417	e	Franklin Resources, Inc	8,276
2,530	e	Gabelli Asset Management, Inc (Class A)	108
215,976		Goldman Sachs Group, Inc	20,138
367,606	*	Instinet Group, Inc	1,849
72,720	e	Janus Capital Group, Inc	990
17,052	e	Legg Mason, Inc	908
547,929		Merrill Lynch & Co, Inc	27,243

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

9,505	e*	Piper Jaffray Cos	$376
36,392		SEI Investments Co	1,226
78,326	e	T Rowe Price Group, Inc	3,990

		TOTAL SECURITY AND COMMODITY BROKERS	73,904

SPECIAL TRADE CONTRACTORS - 0.00%
4,050	e*	Comfort Systems U.S.A., Inc	27
8,300	*	Integrated Electrical Services, Inc	40
8,358	*	Matrix Service Co	43
2,700	e*	Quanta Services, Inc	16

		TOTAL SPECIAL TRADE CONTRACTORS	126

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
98,380	e	Anchor Glass Container Corp	808
2,065	e	Apogee Enterprises, Inc	27
1,122	e*	Cabot Microelectronics Corp	41
8,350		CARBO Ceramics, Inc	602
537,800	e*	Corning, Inc	5,959
19,154	e	Eagle Materials, Inc	1,366
1,862		Eagle Materials, Inc (Class B)	128

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,931

TRANSPORTATION BY AIR - 0.39%
2,600	e*	Airtran Holdings, Inc	26
18,300	e*	Alaska Air Group, Inc	453
139,425	e*	AMR Corp	1,022
98,958	e*	Continental Airlines, Inc (Class B)	843
184,466	e*	Delta Air Lines, Inc	607
14,700	e*	ExpressJet Holdings, Inc	147
137,724		FedEx Corp	11,802
87,182	e*	FLYi, Inc	341
15,940	e*	Frontier Airlines, Inc	122
47,389	e*	JetBlue Airways Corp	991
48,444	e*	Mesa Air Group, Inc	247
6,600	e	Skywest, Inc	99
627,375		Southwest Airlines Co	8,545

		TOTAL TRANSPORTATION BY AIR	25,245

TRANSPORTATION EQUIPMENT - 0.77%
4,774	e*	Aftermarket Technology Corp	60
43,900	e	American Axle & Manufacturing Holdings, Inc	1,285
48,230	e	ArvinMeritor, Inc	904
106,196	e	Autoliv, Inc	4,290
200,083	e*	BE Aerospace, Inc	1,821
53,585		Brunswick Corp	2,452
1,905		Coachmen Industries, Inc	30
123,309	e	Dana Corp	2,181
646,003	e	Delphi Corp	6,001
2,600	e	Federal Signal Corp	48
125,054	e*	Fleetwood Enterprises, Inc	1,898
33,956	e	Gentex Corp	1,193
224,750		Genuine Parts Co	8,626
46,368	e	Greenbrier Cos, Inc	1,113
187,787	e	Harley-Davidson, Inc	11,162
6,450		Marine Products Corp	116
5,968	e	Noble International Ltd	109
4,201	e*	Sports Resorts International, Inc	16
46,056	e	Standard Motor Products, Inc	696
40,800	e	Superior Industries International, Inc	1,222
25,384	*	Tenneco Automotive, Inc	333

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

400	e	Thor Industries, Inc	$11
29,461	*	TRW Automotive Holdings Corp	555
271,170	e	Visteon Corp	2,167
41,471	e*	Wabash National Corp	1,139
1,200		Westinghouse Air Brake Technologies Corp	22
1,600	e	Winnebago Industries, Inc	55

		TOTAL TRANSPORTATION EQUIPMENT	49,505

TRANSPORTATION SERVICES - 0.05%
77,532	e	GATX Corp	2,067
949	e*	HUB Group, Inc	35
7,446	*	RailAmerica, Inc	82
51,165	e	Sabre Holdings Corp	1,255

		TOTAL TRANSPORTATION SERVICES	3,439

TRUCKING AND WAREHOUSING - 0.44%
370,235		United Parcel Service, Inc (Class B)	28,108

		TOTAL TRUCKING AND WAREHOUSING	28,108

WATER TRANSPORTATION - 0.00%
14,869	e*	Hornbeck Offshore Services, Inc	245
		TOTAL WATER TRANSPORTATION	245

WHOLESALE TRADE-DURABLE GOODS - 1.72%
33,300	e	Action Performance Cos, Inc	337
172,900	e*	Adesa, Inc	2,841
64,147	e	Barnes Group, Inc	1,762
9,000	e	BorgWarner, Inc	390
6,579		CDW Corp	382
140,200	e	IKON Office Solutions, Inc	1,685
7,407	*	Imagistics International, Inc	249
21,600	*	Ingram Micro, Inc (Class A)	348
1,651,142		Johnson & Johnson	93,009
15,064	*	Metal Management, Inc	274
10,266	*	Navarre Corp	149
1,400	e	Owens & Minor, Inc	36
29,162	e*	Patterson Cos, Inc	2,233
2,500	e*	PSS World Medical, Inc	25
38,436	e	Reliance Steel & Aluminum Co	1,526
3,500	*	Tech Data Corp	135
92,400		W.W. Grainger, Inc	5,327
		TOTAL WHOLESALE TRADE-DURABLE GOODS	110,708

WHOLESALE TRADE-NONDURABLE GOODS - 0.53%
29,572	e*	Allscripts Healthcare Solutions, Inc	266
298,435	e	Cardinal Health, Inc	13,062
23,369	*	Endo Pharmaceuticals Holdings, Inc	429
10,785	e*	Henry Schein, Inc	672
267,603		McKesson Corp	6,864
6,595	e*	Metals USA, Inc	117
111,148		Perrigo Co	2,284
32,024	e*	Priority Healthcare Corp (Class B)	645
11,971	e	Russell Corp	202
700	*	Smart & Final, Inc	12
1,100		Stride Rite Corp	11
10,500		Supervalu, Inc	289
310,300		Sysco Corp	9,284
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	34,137
		TOTAL COMMON STOCK
		(Cost $3,056,775)	3,874,853

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

SHORT TERM INVESTMENTS - 8.73%
COMMERCIAL PAPER - 1.17%
$ 15,000,000	c	Bellsouth Corp	1.750	10/01/04	$14,999
7,100,000		Clorox Co	1.750	10/22/04	7,092
15,000,000	c,d	Colgate-Palmolive Co	1.730	10/07/04	14,995
15,000,000	d	IBM (Intl Business Machine Corp)	1.720	10/06/04	14,996
6,647,000	d	New York Times Co	1.750	10/04/04	6,646
17,000,000	c	Pfizer, Inc	1.770	11/29/04	16,948

		TOTAL COMMERCIAL PAPER			75,676

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.75%
21,700,000		Federal Home Loan Bank (FHLB)	1.650	10/01/04	21,699
13,500,000		Federal Home Loan Mortgage Association (FHLMC)	1.720	10/05/04	13,497
7,000,000		Federal Home Loan Mortgage Association (FHLMC)	1.090	10/07/04	6,998
3,900,000		Federal Home Loan Mortgage Association (FHLMC)	1.550	10/19/04	3,896
20,000,000		Federal Home Loan Mortgage Association (FHLMC)	1.570	10/26/04	19,975
24,900,000	d	Federal Home Loan Mortgage Association (FHLMC)	1.050	11/15/04	24,842
21,600,000		Federal National Mortgage Association (FNMA)	1.650	10/01/04	21,599
15,800,000		Federal National Mortgage Association (FNMA)		10/05/05	15,796
10,812,000	d	Federal National Mortgage Association (FNMA)	1.720	10/08/04	10,808
11,500,000	d	Federal National Mortgage Association (FNMA)	1.520	10/13/04	11,493
20,000,000	d	Federal National Mortgage Association (FNMA)	1.110	10/14/04	19,987
30,800,000		Federal National Mortgage Association (FNMA)	1.560	10/27/04	30,760
1,100,000		Federal National Mortgage Association (FNMA)	1.110	11/12/04	1,098
14,700,000		Federal National Mortgage Association (FNMA)	1.800	11/15/04	14,666
25,000,000	d	Federal National Mortgage Association (FNMA)	1.140	11/22/04	24,933

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			242,047

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			VALUE (000)

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.80%
	REPURCHASED AGREEMENTS
	Bear Stearns & Co. 1.900% Dated 9/30/2004,
	Due 10/01/2004 In The Amount Of $28,966,529
	Fully Collateralized as follows:	4,357,476
	Federal Home Loan Mortgage Corp (FHLMC) 3.000% - 4.625%, 03/28/2007 - 05/28/2013	25,246,583

	Federal National Mortgage Association (FNMA) 0.000% - 6.500%, 10/21/2005 - 11/15/2030	29,604,059
$ 28,965,000	Total Market Value		28,967
	Credit Suisse First Boston 1.850% Dated 09/30/2004,
	Due 10/01/2004 In The Amount Of $5,000,257
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 0.000% , 11/18/2004 - 12/01/2004	5,101,238

5,000,000	Total Market Value	5,101,238	5,000
	Credit Suisse First Boston 1.900% Dated 09/30/2004,
	Due 10/01/2004 In The Amount Of $85,016,764
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 0.000%-7.125% , 06/15/2010 - 7.125%	86,028,692

85,000,000	Total Market Value	86,028,692	85,017
	Goldman Sachs & Co.1.880% Dated 09/30/2004,
	Due 10/01/2004 In The Amount Of $36,341,898
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 1.875%-3.125% , 02/15/2006 - 05/04/2007	37,068,776

36,340,000	Total Market Value	37,068,776	36,342
	Morgan Stanley & Co. Inc, 1.880% Dated 09/30/2004,
	Due 10/01/2004 In The Amount Of $90,004,700
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 09/09/2005 - 11/17/2006	4,045,647
	Federal National Mortgage Association (FNMA) 0.000%- 1.875%, 10/28/2004 - 07/16/2018	87,756,655

90,000,000	Total Market Value	91,802,302	90,004
	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED		245,330

	TOTAL SHORT TERM INVESTMENTS		563,053

	(Cost $563,132)
	TOTAL PORTFOLIO - 107.87%		6,958,361
	(Cost $6,111,061)
	OTHER ASSETS & LIABILITIES, NET - (7.87%)		(507,694)

	NET ASSETS - 100.00%		$ 6,450,667

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements
on open futures contracts
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers
At September 30, 2004, the value of these securities amounted to $4,986 or 0.08% of net assets
h	These securities were purchased on a delayed delivery basis

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
 September 30, 2004

				MATURITY
PRINCIPAL			RATE	DATE	VALUE(000)

GOVERNMENT BOND - 99.09%
		U.S. TREASURY SECURITIES - 91.22%
$241,820,252	k	U.S. Treasury Inflation Indexed Bonds	3.375	01/15/07	$258,370
252,011,513	k	U.S. Treasury Inflation Indexed Bonds	3.625	01/15/08	276,426
227,748,200	k	U.S. Treasury Inflation Indexed Bonds	3.875	01/15/09	256,394
157,628,553	k	U.S. Treasury Inflation Indexed Bonds	4.250	01/15/10	182,972
155,923,427	k	U.S. Treasury Inflation Indexed Bonds	3.500	01/15/11	176,485
82,883,433	k	U.S. Treasury Inflation Indexed Bonds	3.375	01/15/12	93,917
288,618,493	k	U.S. Treasury Inflation Indexed Bonds	3.000	07/15/12	319,645
255,345,537	k	U.S. Treasury Inflation Indexed Bonds	1.875	07/15/13	259,735
263,791,292	k	U.S. Treasury Inflation Indexed Bonds	2.000	01/15/14	270,178
124,098,333	k	U.S. Treasury Inflation Indexed Bonds	2.000	07/15/14	126,891
136,658,893	k	U.S. Treasury Inflation Indexed Bonds	2.375	01/15/25	142,381
241,370,688	k	U.S. Treasury Inflation Indexed Bonds	3.625	04/15/28	306,353
275,721,406	k	U.S. Treasury Inflation Indexed Bonds	3.875	04/15/29	365,849
66,597,624	k	U.S. Treasury Inflation Indexed Bonds	3.375	04/15/32	84,474

		TOTAL U.S. TREASURY SECURITIES			3,120,070

		TOTAL GOVERNMENT BOND			3,120,070
		(Cost $2,942,210)

		TOTAL BONDS			3,120,070

		(Cost $2,942,210)
		SHORT TERM INVESTMENTS - 2.80%
		COMMERCIAL PAPER - 0.03%
1,100,000		UBS Finance Delaware LLC	1.540	10/01/04
		TOTAL COMMERCIAL PAPER			1,100

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL				VALUE(000)

		INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.77%
		REPURCHASED AGREEMENTS
		Bear Stearns & Co. 1.900% Dated 09/30/2004,
		Due 10/01/2004 In The Amount Of $17,144,905
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC)	2,579,133
		Federal National Mortgage Association (FNMA)	14,943,118

$17,144,000		Total Market Value	17,522,251	$17,145
		Credit Suisse First Boston 1.850% Dated
		09/30/2004,
		Due 10/01/2004 In The Amount Of $25,001,285
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA)	25,506,192

25,000,000		Total Market Value		25,001
		Goldman Sachs & Co 1.880% Dated 09/30/04,
		Due 10/01/2004 In The Amount Of $25,001,306
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA)	25,501,359

25,000,000		Total Market Value		25,002
		Morgan Stanley & Co, Inc 1.880% Dated 09/30/04,
		Due 10/01/2004 In The Amount Of $20,001,044
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC)	313,668
		Federal National Mortgage Association (FNMA)	20,086,843

20,000,000		Total Market Value	20,400,511	20,001

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES L		87,149

		TOTAL SHORT TERM		88,249
		(Cost $88,249)

		TOTAL PORTFOLIO - 101.89%		3,208,319
		(Cost $3,030,459)

		OTHER ASSETS AND LIABILITIES, NET (1.89)		(59,662)

		NET ASSETS - 100.00%		$ 3,148,657

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND
Date: November 29, 2004	By:	/s/ Herbert M. Allison, Jr

President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2004	By:	/s/ Herbert M. Allison, Jr

President and Chief Executive Officer

Date: November 29, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad
Executive Vice President
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)